UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

Message to Shareholders	1	Master Investment Portfolio

Report on Shareholder Meeting	2	Schedule of Investments

Portfolio Summary	3	S&P 500 Index Master Portfolio	108

Expense Example	8	Russell 2000 Index Master Portfolio	118

Board Approval of Investment Advisory Agreements	19	International Index Master Portfolio	144

Schedule of Investments		LifePath Retirement Master Portfolio	160

State Farm Equity Fund	25	LifePath 2010 Master Portfolio	164

State Farm Small Cap Equity Fund	27	LifePath 2020 Master Portfolio	168

State Farm International Equity Fund	30	LifePath 2030 Master Portfolio	172

State Farm Equity and Bond Fund	34	LifePath 2040 Master Portfolio	176

State Farm Bond Fund	35	Active Stock Master Portfolio	180

State Farm Tax Advantaged Bond Fund	41	CoreAlpha Bond Master Portfolio	188

State Farm Money Market Fund	46	Portfolio Allocations	197

Financial Statements		Financial Statements

Statements of Assets and Liabilities	48	Statements of Assets and Liabilities	199

Statements of Operations	52	Statements of Operations	202

Statements of Changes in Net Assets	54	Statements of Changes in Net Assets	205

Notes to Financial Statements	60	Notes to the Financial Statements	210
Financial Highlights	78	Board Review and Approval of the Investment Advisory Contracts	222

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Investor Services Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the “Trust”).

The Trust offers Class A, Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for fifteen separate funds through three prospectuses, one for Class A and Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ending June 30, 2005 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of portfolio holdings to help you with your individual investment planning and further understand the Fund(s) you own. We encourage your review and consideration of this entire report.

Shareholders were asked via proxy to approve a number of issues relating to the Trust. The proxy encompassed broad issues like re-electing the Board of Trustees for the entire Trust and approving a Manager of Managers structure across fourteen of the Funds, to fund specific issues, including the investment management of certain Funds and approving new sub-advisory contracts. See the Report on Shareholder Meeting page of this report for the results of the proxy votes registered at the June 17, 2005 Shareholder Meeting.

Rising short-term interest rates and slowing economic growth set the stage for rather erratic performance across financial markets during the first six months of 2005. As a result, performance for the fifteen Funds of State Farm Mutual Fund Trust varied – depending on the asset class and risk profile. Look for a detailed discussion of factors that impacted the performance of the Funds during 2005 in the next State Farm Mutual Fund Trust Annual Report.

Inevitably, performance is heavily influenced by market factors outside an individual investor’s control. Contact your registered State Farm Agent for assistance with your investment needs.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Investment Management Corp.

Report on Shareholder Meeting

On June 17, 2005, the shareholders of the State Farm Mutual Fund Trust Funds had a special shareholder meeting. The results for those matters voted upon by the shareholders of these Funds are as follows:

Proposal	Votes Cast For	Votes Cast Against	Abstentions	Broker Non-Votes	Result
Approve Manager of Managers Structure for the State Farm Equity Fund	18,102,847	135,745	266,593	0	Adopted

Approve Manager of Managers Structure for the State Farm Small Cap Equity Fund	6,792,674	66,246	88,099	0	Adopted

Approve Manager of Managers Structure for the State Farm International Equity Fund	5,941,252	21,941	54,673	0	Adopted

Approve Manager of Managers Structure for the State Farm S&P 500 Index Fund	20,022,208	489,145	1,495,024	0	Quorum not met (not adopted)

Approve Manager of Managers Structure for the State Farm Small Cap Index Fund	9,426,005	145,603	437,563	0	Adopted

Approve Manager of Managers Structure for the State Farm International Index Fund	7,483,949	93,882	254,697	0	Adopted

Approve Manager of Managers Structure for the State Farm Bond Fund	15,035,819	220,576	447,878	0	Adopted

Approve Manager of Managers Structure for the State Farm Tax Advantaged Bond Fund	7,093,633	22,223	137,832	0	Adopted

Approve Manager of Managers Structure for the State Farm Money Market Fund	45,898,401	1,174,565	4,037,024	0	Adopted

Approve Manager of Managers Structure for the State Farm LifePath® Income Fund	4,191,715	90,150	316,592	0	Adopted

Approve Manager of Managers Structure for the State Farm LifePath 2010® Fund	7,127,766	170,520	463,070	0	Quorum not met (not adopted)

Approve Manager of Managers Structure for the State Farm LifePath 2020® Fund	8,114,045	187,735	543,825	0	Quorum not met (not adopted)

Approve Manager of Managers Structure for the State Farm LifePath 2030® Fund	4,152,083	122,268	327,186	0	Quorum not met (not adopted)

Approve Manager of Managers Structure for the State Farm LifePath 2040® Fund	2,033,462	52,522	236,406	0	Quorum not met (not adopted)

Approve an Amendment to the Investment Sub-Advisory Agreement with Capital Guardian Trust Company appointing Capital Guardian Trust Company as Investment Sub-Adviser to the State Farm Equity Fund	18,108,609	131,727	264,849	0	Adopted

Approve an Amendment to the Investment Advisory and Management Services Agreement with State Farm Investment Management Corp. (SFIMC) increasing the investment advisory and management services fee payable by the State Farm Small Cap Index Fund	9,200,841	361,069	447,261	0	Adopted

Approve an Amendment to the Investment Advisory and Management Services Agreement with SFIMC increasing the investment advisory and management services fee payable by the State Farm International Index Fund	7,349,190	231,475	251,863	0	Adopted

Approve an Investment Sub-Advisory Agreement with Northern Trust Investments, N.A. appointing Northern Trust Investments, N.A. as Investment Sub-Adviser to the State Farm Small Cap Index Fund	9,383,467	158,829	466,874	0	Adopted

Approve an Investment Sub-Advisory Agreement with Northern Trust Investments, N.A. appointing Northern Trust Investments, N.A. as Investment Sub-Adviser to the State Farm International Index Fund	7,473,728	98,888	259,913	0	Adopted

Trustee	Votes Cast For	Votes Withheld	Abstentions	Broker Non-Votes	Result
Elect Edward B. Rust, Jr.	172,556,201	9,303,490	0	0	Elected

Elect Michael L. Tipsord	172,676,358	9,183,333	0	0	Elected

Elect Thomas M. Mengler	172,529,679	9,330,012	0	0	Elected

Elect James A. Shirk	172,565,745	9,293,946	0	0	Elected

Elect Donald A. Altorfer	172,593,608	9,266,083	0	0	Elected

Elect Victor J. Boschini	172,518,826	9,340,865	0	0	Elected

Elect David L. Vance	172,599,451	9,260,240	0	0	Elected

Elect Alan R. Latshaw	172,433,307	9,426,384	0	0	Elected

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 7 other industries each of which represents less than 4% of net assets.

State Farm Small Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 3 other industries each of which represents less than 3% of net assets.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 14 other countries each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Russell 2000 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio later in this report for details concerning Fund holdings.

State Farm International Index Fund

International Index Master Portfolio Composition*

(unaudited)

*	Based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Based on total investments as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Based on total investments as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes Advanced Refunded Bonds.

***	Two securities were not rated by Moody’s. Both securities, representing 3.85% of total investments, were rated AAA by S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Based on total investments as of June 30, 2005. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Income Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2010 Fund

LifePath 2010 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2005. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The Actual Expenses in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual Expenses’ line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A and Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 997.66	1.18%	$5.84
Class B Shares	$1,000.00	$ 996.47	1.58%	$7.82
Institutional Shares[4]	$1,000.00	$1,000.00	0.77%	$3.82
Class R-1 Shares	$1,000.00	$ 997.60	1.50%	$7.43
Class R-2 Shares	$1,000.00	$ 998.80	1.30%	$6.44
Class R-3 Shares	$1,000.00	$1,000.00	1.00%	$4.96
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares[4]	$1,000.00	$1,020.98	0.77%	$3.86
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

State Farm Small Cap Equity Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 982.78	1.40%	$6.88
Class B Shares	$1,000.00	$ 981.54	1.80%	$8.84
Institutional Shares[4]	$1,000.00	$ 985.78	0.99%	$4.87
Class R-1 Shares	$1,000.00	$ 981.94	1.72%	$8.45
Class R-2 Shares	$1,000.00	$ 981.96	1.52%	$7.47
Class R-3 Shares	$1,000.00	$ 983.87	1.22%	$6.00
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares[4]	$1,000.00	$1,019.89	0.99%	$4.96
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 975.43*	1.50%	$7.35
Class B Shares	$1,000.00	$ 973.15**	1.90%	$9.30
Institutional Shares[4]	$1,000.00	$ 978.52	1.09%	$5.35
Class R-1 Shares	$1,000.00	$ 974.25	1.82%	$8.91
Class R-2 Shares	$1,000.00	$ 975.32	1.62%	$7.93
Class R-3 Shares	$1,000.00	$ 976.40	1.32%	$6.47
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares[4]	$1,000.00	$1,019.39	1.09%	$5.46
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

*	See footnote (i) on page 82 in the Financial Highlights.

**	See footnote (l) on page 83 in the Financial Highlights.

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 988.02	0.79%	$3.89
Class B Shares	$1,000.00	$ 985.84	1.19%	$5.86
Institutional Shares[4]	$1,000.00	$ 989.14	0.38%	$1.87
Class R-1 Shares	$1,000.00	$ 985.87	1.11%	$5.47
Class R-2 Shares	$1,000.00	$ 988.04	0.91%	$4.49
Class R-3 Shares	$1,000.00	$ 989.13	0.61%	$3.01
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.88	0.79%	$3.96
Class B Shares	$1,000.00	$1,018.89	1.19%	$5.96
Institutional Shares[4]	$1,000.00	$1,022.91	0.38%	$1.91
Class R-1 Shares	$1,000.00	$1,019.29	1.11%	$5.56
Class R-2 Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 982.72	0.95%	$4.67
Class B Shares	$1,000.00	$ 980.35	1.35%	$6.63
Institutional Shares[4]	$1,000.00	$ 984.38	0.54%	$2.66
Class R-1 Shares	$1,000.00	$ 980.65	1.27%	$6.24
Class R-2 Shares	$1,000.00	$ 982.14	1.07%	$5.26
Class R-3 Shares	$1,000.00	$ 983.63	0.77%	$3.79
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares[4]	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$ 984.47	1.15%	$5.66
Class B Shares	$1,000.00	$ 983.48	1.55%	$7.62
Institutional Shares[4]	$1,000.00	$ 986.45	0.74%	$3.64
Class R-1 Shares	$1,000.00	$ 983.53	1.47%	$7.23
Class R-2 Shares	$1,000.00	$ 984.50	1.27%	$6.25
Class R-3 Shares	$1,000.00	$ 986.43	0.97%	$4.78
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Shares[4]	$1,000.00	$1,021.12	0.74%	$3.71
Class R-1 Shares	$1,000.00	$1,017.50	1.47%	$7.35
Class R-2 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-3 Shares	$1,000.00	$1,019.98	0.97%	$4.86

State Farm Equity and Bond Fund 5

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[3]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,007.75	0.98%	$4.88
Class B Shares	$1,000.00	$1,004.70	1.38%	$6.86
Institutional Shares	$1,000.00	$1,008.73	0.57%	$2.84
Class R-1 Shares	$1,000.00	$1,005.41	1.30%	$6.46
Class R-2 Shares	$1,000.00	$1,006.14	1.10%	$5.47
Class R-3 Shares	$1,000.00	$1,008.70	0.81%	$4.03
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class B Shares	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Shares	$1,000.00	$1,021.97	0.57%	$2.86
Class R-1 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-2 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-3 Shares	$1,000.00	$1,020.78	0.81%	$4.06

State Farm Bond Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,019.43	0.69%	$3.45
Class B Shares	$1,000.00	$1,017.52	1.09%	$5.45
Institutional Shares[4]	$1,000.00	$1,022.54	0.28%	$1.40
Class R-1 Shares	$1,000.00	$1,019.03	1.01%	$5.06
Class R-2 Shares	$1,000.00	$1,018.98	0.81%	$4.05
Class R-3 Shares	$1,000.00	$1,020.48	0.51%	$2.55
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Class B Shares	$1,000.00	$1,019.39	1.09%	$5.46
Institutional Shares[4]	$1,000.00	$1,023.41	0.28%	$1.40
Class R-1 Shares	$1,000.00	$1,019.79	1.01%	$5.06
Class R-2 Shares	$1,000.00	$1,020.78	0.81%	$4.06
Class R-3 Shares	$1,000.00	$1,022.27	0.51%	$2.56

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,022.89	0.70%	$3.51
Class B Shares	$1,000.00	$1,021.78	1.10%	$5.51
Institutional Shares[4]	$1,000.00	$1,025.94	0.29%	$1.46
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Institutional Shares[4]	$1,000.00	$1,023.36	0.29%	$1.45

State Farm Money Market Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,010.52	0.60%	$2.99
Class B Shares	$1,000.00	$1,008.49	1.00%	$4.98
Institutional Shares[4]	$1,000.00	$1,012.16	0.29%	$1.45
Class R-1 Shares	$1,000.00	$1,008.96	0.92%	$4.58
Class R-2 Shares	$1,000.00	$1,009.89	0.72%	$3.59
Class R-3 Shares	$1,000.00	$1,010.89	0.52%	$2.59
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class B Shares	$1,000.00	$1,019.84	1.00%	$5.01
Institutional Shares[4]	$1,000.00	$1,023.36	0.29%	$1.45
Class R-1 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Class R-3 Shares	$1,000.00	$1,022.22	0.52%	$2.61

State Farm LifePath Income Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,010.70	1.26%	$6.28
Class B Shares	$1,000.00	$1,009.25	1.66%	$8.27
Institutional Shares[4]	$1,000.00	$1,013.13	0.85%	$4.24
Class R-1 Shares	$1,000.00	$1,009.18	1.58%	$7.87
Class R-2 Shares	$1,000.00	$1,011.53	1.38%	$6.88
Class R-3 Shares	$1,000.00	$1,012.80	1.08%	$5.39
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class B Shares	$1,000.00	$1,016.56	1.66%	$8.30
Institutional Shares[4]	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,016.96	1.58%	$7.90
Class R-2 Shares	$1,000.00	$1,017.95	1.38%	$6.90
Class R-3 Shares	$1,000.00	$1,019.44	1.08%	$5.41

State Farm LifePath 2010 Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,009.50	1.23%	$6.13
Class B Shares	$1,000.00	$1,007.80	1.63%	$8.11
Institutional Shares[4]	$1,000.00	$1,011.17	0.82%	$4.09
Class R-1 Shares	$1,000.00	$1,006.87	1.55%	$7.71
Class R-2 Shares	$1,000.00	$1,008.59	1.35%	$6.72
Class R-3 Shares	$1,000.00	$1,010.31	1.05%	$5.23
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.70	1.23%	$6.16
Class B Shares	$1,000.00	$1,016.71	1.63%	$8.15
Institutional Shares[4]	$1,000.00	$1,020.73	0.82%	$4.11
Class R-1 Shares	$1,000.00	$1,017.11	1.55%	$7.75
Class R-2 Shares	$1,000.00	$1,018.10	1.35%	$6.76
Class R-3 Shares	$1,000.00	$1,019.59	1.05%	$5.26

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,005.72	1.21%	$6.02
Class B Shares	$1,000.00	$1,004.09	1.61%	$8.00
Institutional Shares[4]	$1,000.00	$1,008.12	0.80%	$3.98
Class R-1 Shares	$1,000.00	$1,004.06	1.53%	$7.60
Class R-2 Shares	$1,000.00	$1,005.68	1.33%	$6.61
Class R-3 Shares	$1,000.00	$1,007.31	1.03%	$5.13
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class B Shares	$1,000.00	$1,016.81	1.61%	$8.05
Institutional Shares[4]	$1,000.00	$1,020.83	0.80%	$4.01
Class R-1 Shares	$1,000.00	$1,017.21	1.53%	$7.65
Class R-2 Shares	$1,000.00	$1,018.20	1.33%	$6.66
Class R-3 Shares	$1,000.00	$1,019.69	1.03%	$5.16

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,003.94	1.22%	$6.06
Class B Shares	$1,000.00	$1,002.37	1.62%	$8.04
Institutional Shares[4]	$1,000.00	$1,006.28	0.81%	$4.03
Class R-1 Shares	$1,000.00	$1,002.35	1.54%	$7.65
Class R-2 Shares	$1,000.00	$1,003.14	1.34%	$6.66
Class R-3 Shares	$1,000.00	$1,004.71	1.04%	$5.17
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class B Shares	$1,000.00	$1,016.76	1.62%	$8.10
Institutional Shares[4]	$1,000.00	$1,020.78	0.81%	$4.06
Class R-1 Shares	$1,000.00	$1,017.16	1.54%	$7.70
Class R-2 Shares	$1,000.00	$1,018.15	1.34%	$6.71
Class R-3 Shares	$1,000.00	$1,019.64	1.04%	$5.21

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005[2]	Expenses Paid During Period January 1, 2005 to June 30, 2005[1]
Actual Expenses
Class A Shares	$1,000.00	$1,001.52	1.21%	$6.00
Class B Shares	$1,000.00	$1,000.76	1.61%	$7.99
Institutional Shares[4]	$1,000.00	$1,004.56	0.81%	$4.03
Class R-1 Shares	$1,000.00	$1,000.76	1.53%	$7.59
Class R-2 Shares	$1,000.00	$1,001.52	1.33%	$6.60
Class R-3 Shares	$1,000.00	$1,003.04	1.03%	$5.12
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class B Shares	$1,000.00	$1,016.81	1.61%	$8.05
Institutional Shares[4]	$1,000.00	$1,020.78	0.81%	$4.06
Class R-1 Shares	$1,000.00	$1,017.21	1.53%	$7.65
Class R-2 Shares	$1,000.00	$1,018.20	1.33%	$6.66
Class R-3 Shares	$1,000.00	$1,019.69	1.03%	$5.16

[1]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

[3]	Ratio reflects 60% of the State Farm Equity Fund Institutional shares expenses plus 40% of the State Farm Bond Fund Institutional shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. This investment ratio may vary slightly from 60%/40% throughout the year. At June 30, 2005 the investment ratio was 60.4%/39.6%, based on total investments.

[4]	Restated Expense Example Table for Institutional Shares

An annual shareholder servicing fee of 0.25% of average daily net assets of each Fund listed in the example below was implemented for Institutional Shares on May 1, 2005. Also effective May 1, 2005, State Farm Investment Management Corp. increased its voluntary expense reimbursement threshold for these Funds by 0.25%. The following example reflects these changes as if they had been in effect throughout the entire period January 1, 2005 to June 30, 2005:

Institutional Shares

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual Expenses
State Farm Equity Fund	$1,000.00	$998.80	0.93%	$4.61
State Farm Small Cap Equity Fund	$1,000.00	$984.83	1.15%	$5.66
State Farm International Equity Fund	$1,000.00	$977.44	1.25%	$6.13
State Farm S&P 500 Index Fund**	$1,000.00	$989.14	0.54%	$2.66
State Farm Small Cap Index Fund**	$1,000.00	$983.63	0.70%	$3.44
State Farm International Index Fund**	$1,000.00	$985.48	0.90%	$4.43
State Farm Bond Fund	$1,000.00	$1,022.42	0.44%	$2.21
State Farm Tax Advantaged Bond Fund	$1,000.00	$1,025.82	0.45%	$2.26
State Farm Money Market Fund	$1,000.00	$1,010.90	0.45%	$2.24
State Farm LifePath Income Fund**	$1,000.00	$1,012.22	1.01%	$5.04
State Farm LifePath 2010 Fund**	$1,000.00	$1,010.31	0.98%	$4.88
State Farm LifePath 2020 Fund**	$1,000.00	$1,007.31	0.96%	$4.78
State Farm LifePath 2030 Fund**	$1,000.00	$1,005.49	0.97%	$4.82
State Farm LifePath 2040 Fund**	$1,000.00	$1,003.80	0.96%	$4.77
Hypothetical (5% return before expenses)
State Farm Equity Fund	$1,000.00	$1,020.18	0.93%	$4.66
State Farm Small Cap Equity Fund	$1,000.00	$1,019.09	1.15%	$5.76
State Farm International Equity Fund	$1,000.00	$1,018.60	1.25%	$6.26
State Farm S&P 500 Index Fund**	$1,000.00	$1,022.12	0.54%	$2.71
State Farm Small Cap Index Fund**	$1,000.00	$1,021.32	0.70%	$3.51
State Farm International Index Fund**	$1,000.00	$1,020.33	0.90%	$4.51
State Farm Bond Fund	$1,000.00	$1,022.61	0.44%	$2.21
State Farm Tax Advantaged Bond Fund	$1,000.00	$1,022.56	0.45%	$2.26
State Farm Money Market Fund	$1,000.00	$1,022.56	0.45%	$2.26
State Farm LifePath Income Fund**	$1,000.00	$1,019.79	1.01%	$5.06
State Farm LifePath 2010 Fund**	$1,000.00	$1,019.93	0.98%	$4.91
State Farm LifePath 2020 Fund**	$1,000.00	$1,020.03	0.96%	$4.81
State Farm LifePath 2030 Fund**	$1,000.00	$1,019.98	0.97%	$4.86
State Farm LifePath 2040 Fund**	$1,000.00	$1,020.03	0.96%	$4.81

*	Expenses are equal to the Fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The Annualized Expense Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

[5]	Restated Expense Example Table for State Farm Equity and Bond Fund

An annual shareholder servicing fee of 0.25% of average daily net assets for Institutional Shares of the Funds in which the State Farm Equity and Bond Fund invests was implemented on May 1, 2005. Simultaneously, the annual shareholder servicing fee of 0.25% of average daily net assets for Class A and Class B Shares of State Farm Equity and Bond Fund was eliminated and the annual shareholder servicing fee for all Class R Shares of State Farm Equity and Bond Fund was reduced by 0.25% of average daily net assets during the period. Also effective May 1, 2005, State Farm Investment Management Corp. increased its voluntary expense reimbursement threshold for the Funds into which the State Farm Equity and Bond Fund invests by 0.25%, while the threshold decreased by 0.25% for Class A and Class B Shares of the State Farm Equity and Bond Fund. The following example reflects these changes as if they had been in effect throughout the entire period January 1, 2005 to June 30, 2005:

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Period January 1, 2005 to June 30, 2005**	Expenses Paid During Period January 1, 2005 to June 30, 2005*
Actual
Class A Shares	$1,000.00	1,006.70	0.98%	$4.88
Class B Shares	$1,000.00	1,004.70	1.38%	$6.86
Institutional Shares	$1,000.00	1,007.66	0.73%	$3.63
Class R-1 Shares	$1,000.00	1,005.41	1.30%	$6.46
Class R-2 Shares	$1,000.00	1,006.14	1.10%	$5.47
Class R-3 Shares	$1,000.00	1,007.63	0.80%	$3.98
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	1,019.93	0.98%	$4.91
Class B Shares	$1,000.00	1,017.95	1.38%	$6.90
Institutional Shares	$1,000.00	1,021.17	0.73%	$3.66
Class R-1 Shares	$1,000.00	1,018.35	1.30%	$6.51
Class R-2 Shares	$1,000.00	1,019.34	1.10%	$5.51
Class R-3 Shares	$1,000.00	1,020.83	0.80%	$4.01

*	Expenses are equal to the Fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Ratio reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. This investment ratio may vary slightly from 60%/40% throughout the year. At June 30, 2005 the investment ratio was 60.4%/39.6%, based on total investments.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Capital Guardian Sub-Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 17, 2005, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement), and (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement.”

Capital Guardian serves as the investment sub-adviser to Mutual Fund Trust’s State Farm Small Cap Equity Fund and State Farm International Equity Fund (collectively, the “Sub-Advised Equity Funds”). In this role, Capital Guardian is primarily responsible for the day-to-day management of the investments of the Sub-Advised Equity Funds.

Prior to the June 17, 2005 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC and Capital Guardian a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Capital Guardian Sub-Advisory Agreement. SFIMC and Capital Guardian provided materials to the Board in response to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Capital Guardian Sub-Advisory Agreement, including a report prepared by Lipper Inc., an independent fund tracking organization, (the “Lipper Report”) relating to the performance and expenses of the fifteen series of Mutual Fund Trust (each a “Fund” and collectively the “Funds”). In addition, the Board received and reviewed a memorandum from the independent legal counsel regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve continuation of the agreements.

In considering whether to approve the continuation of the Advisory Agreement and the Capital Guardian Sub-Advisory Agreement, the Board first considered the investment performance of SFIMC in managing each Fund and Capital Guardian in sub-advising the Sub-Advised Equity Funds, including, as applicable, the year-to-date, one, three, and four year performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board further considered how closely the performance of the State Farm S&P 500 Index Fund, the State Farm Small Cap Index Fund and the State Farm International Index Fund matched the performance of each of those Fund’s benchmark index, net of fees. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board then considered the year-to-date, one, three and four year performance of the Sub-Advised Equity Funds, each of which is sub-advised by Capital Guardian. The Board reviewed each Fund’s performance compared to a benchmark index and compared to the performance of Peer Funds. SFIMC reminded the Board that Capital Guardian recently had added substantial resources to the investment management team responsible for managing the Sub-Advised Equity Funds to seek to enhance the performance of each. After extensively considering all of this information, the Board concluded that the performance of the Sub-Advised Equity Funds was acceptable, although the Board determined to closely monitor the performance of these two Funds.

The Board next reviewed the performance of the State Farm Bond Fund, State Farm Money Market Fund and State Farm Tax Advantaged Bond Fund. The Lipper Report indicated that the performance of the State Farm Bond Fund, State Farm Money Market Fund and State Farm Tax Advantaged Bond Fund was competitive with each Fund’s benchmark index and with the performance of each Fund’s Peer Funds. The Board examined the performance of the State Farm Equity and Bond Fund compared to its benchmark index and its Peer Funds. SFIMC representatives discussed with the Board the basis of the State Farm Equity and Bond Fund’s performance, noting the differences in performance between the equity component of the State Farm Equity and Bond Fund and the equity components of its Peer Funds. After extensive discussion of this and other information, the Board concluded that the investment performance of the State Farm Bond Fund, the State Farm Money Market Fund, State Farm Tax Advantaged Bond Fund and the State Farm Equity and Bond Fund over the periods reviewed was acceptable.

The Board next reviewed the 2004 performance of the State Farm LifePath Income, State Farm LifePath 2010, State Farm LifePath 2020, State Farm LifePath 2030 and State Farm LifePath 2040 Funds (collectively the “LifePath Funds”). The Board considered the 2004 performance of the LifePath Funds relative to a benchmark index for each LifePath Fund and relative to Peer

Funds. The Board noted that, due to the nature of each LifePath Fund, the benchmark index for each LifePath Fund was not as well defined as the benchmark indexes for the other Funds, but that the performance of the LifePath Funds was in line with those benchmarks. After extensively reviewing all the performance information provided to the Board, the Board concluded that the LifePath Funds’ performance was competitive.

The Board next examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board noted that each Fund’s expense structure and overall fees were very competitive to the expense structure and overall fees of the Peer Funds. The Board also considered SFIMC’s profitability in serving as investment adviser to Mutual Fund Trust, which relates closely to the sub-advisory fees it pays Capital Guardian. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders. The Board noted its intention to closely monitor SFIMC’s profitability in managing Mutual Fund Trust.

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and Capital Guardian to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at SFIMC and Capital Guardian, and concluded that each organization’s investment management teams has a satisfactory, long-term track record. The Board considered that SFIMC has been engaged in the business of managing mutual funds since 1968, and that as of December 31, 2004, SFIMC managed more than $6.8 billion in assets. The Board noted that Capital Guardian had approximately $162 billion of assets under management, and that it was part of one of the largest investment managers in the world. SFIMC also noted that there were no reports of Capital Guardian being involved in any of the regulatory issues (i.e., market timing or late day trading) that have been plaguing the investment management industry, although with respect to an affiliate of Capital Guardian, there had been some recent negative press reports relating to other issues. After considering this information, the Board concluded that SFIMC and Capital Guardian each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, SFIMC and Capital Guardian would be able to continue to provide satisfactory services to Mutual Fund Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. Economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund company achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within Mutual Fund Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. In tandem with monitoring SFIMC’s profitability, the Board determined to continue to monitor whether it is appropriate for SFIMC to charge a level percentage advisory fee to the Funds within Mutual Fund Trust.

The Board next discussed whether SFIMC or Capital Guardian derives any other direct or indirect benefits from serving as investment adviser and investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC (and its affiliates) and Capital Guardian (and its affiliates) receive for providing various services to Mutual Fund Trust, particularly because neither SFIMC nor Capital Guardian execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary, or so-called “fallout” benefits, including no soft dollar arrangements, enables SFIMC and Capital Guardian to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and Capital Guardian, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Capital Guardian Sub-Advisory Agreement.

Board Review of the Revised Capital Guardian Sub-Advisory Agreement

At a meeting held on March 18, 2005, the Board, including the Independent Trustees, voted unanimously to approve an amendment to the Capital Guardian Sub-Advisory Agreement (the “Revised Capital Guardian Sub-Advisory Agreement”) pursuant to which Capital Guardian is appointed as sub-adviser to Mutual Fund Trust’s State Farm Equity Fund (“Equity Fund”). In connection with their considerations, on that same date, the Board met with representatives of Capital Guardian who provided the Board with extensive information on Capital Guardian, its current management of the Sub-Advised Equity Funds, and its plans on how it proposes to manage the Equity Fund.

Prior to the Board meeting, SFIMC had sent to Capital Guardian a request for information to be provided to the Board in connection with the Board’s consideration of the Revised Capital Guardian Sub-Advisory Agreement. Capital Guardian provided materials to the Board that included responses to that request. SFIMC provided additional information to the Board, including a Lipper Report, which SFIMC believed would be useful to the Board in evaluating the Revised Capital Guardian Sub-Advisory Agreement. In addition, the Board received and reviewed a memorandum from its independent legal counsel regarding its responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve the agreement.

In considering the Revised Capital Guardian Sub-Advisory Agreement, the Board first considered the investment performance of Capital Guardian in managing its U.S. Value Equity strategy (which is essentially the same strategy under which the SFIMC currently manages the Equity Fund), including the three, five and ten year performance of the Capital Guardian Value Equity Composite as compared to performance of the Equity Fund, Morningstar’s Large Value Category and the Russell 1000 Value Index during those same time periods, as well as the annual performance of each since 2001.

The Board also reviewed information on the performance of the Capital Guardian composite against several nationally prominent retail mutual funds that have the same investment strategy and objective as the Equity Fund. The Board next examined the investment performance of other funds managed by Capital Guardian and its affiliates that utilize the same strategy. They noted that the performance of those funds was substantially similar to the performance of the composite information discussed above. The Board also discussed Capital Guardian’s performance in managing the Sub-Advised Equity Funds.

After extensively reviewing all of this information, the Board concluded that Capital Guardian’s performance in the U.S. Value Equity strategy was very competitive, particularly as compared to the funds in Morningstar’s universe, other stand-alone retail mutual funds in the same asset class and to the Russell 1000 Value Index. The Board further concluded that even though Capital Guardian’s long-term investment performance was competitive, it would closely monitor its performance, particularly because of Capital Guardian’s recent performance in managing the Sub-Advised Equity Funds. The Board also considered the make-up, education and experience of the proposed team that would be responsible for managing the Equity Fund and concluded that Capital Guardian’s proposed team had a satisfactory, long-term track record and could be capable of producing similar results for the Equity Fund.

The Board next considered the costs of the services proposed to be provided. The Board first noted that the overall costs to the Equity Fund’s shareholders would not change because SFIMC was solely responsible for the payment of Capital Guardian’s fees. Nevertheless, the Board examined the proposed sub-advisory fee structure, including the proposed breakpoints as assets in the Equity Fund increase, and Capital Guardian’s agreement to further reduce its fee because of its overall relationship with State Farm Mutual Automobile Insurance Company (“Auto Company”), SFIMC’s parent company. The Board further compared the proposed sub-advisory fees with proposed sub-advisory fee quotes of other investment advisers from whom SFIMC had obtained competitive bids, and noted that Capital Guardian’s proposed sub-advisory fee was substantially less than all of those competing bids. In that regard, SFIMC advised the Board that the Equity Fund was able to obtain those fees because Capital Guardian also managed substantial assets for Auto Company. In addition, Capital Guardian advised the Board that it does not offer lower fees than the fees proposed under the Revised Capital Guardian Sub-Advisory Agreement for any other similar client. After considering this information, the Board concluded that Capital Guardian’s proposed fees were reasonable and would be in the best interests of the Equity Fund’s shareholders.

The Board next considered the nature, extent and quality of services proposed to be provided by Capital Guardian. The Board first considered the level of services that Capital Guardian has provided to Sub-Advised Equity Funds. The Board also considered the fact that Capital Guardian has provided, and has agreed to continue to provide, detailed analytics on the Equity Fund for SFIMC and the Board. The Board next considered that Capital Guardian is a very large asset management firm and has substantial resources to provide industry-leading services. In that regard, the Board was advised that Capital Guardian had approximately $162 billion of assets under management, and that it was part of one of the largest investment managers in the world. SFIMC also noted that there were no reports of Capital Guardian being involved in any of the regulatory issues (i.e., market timing or late day trading) that have been plaguing the investment management industry, although with respect to an affiliate of Capital Guardian, there had been some recent negative press reports relating to other issues. After considering this information, the Board concluded that Capital Guardian had more than sufficient resources and expertise to capably manage the Equity Fund and that, given the Board’s past experience with Capital Guardian and its general reputation, the Board concluded that Capital Guardian would be able to provide satisfactory services for the Equity Fund.

The Board also had discussed with Capital Guardian how Capital Guardian would manage the Equity Fund on a day-to-day basis. Capital Guardian had provided extensive information to the Board on its investment philosophy, selection process and investment process. Capital Guardian further described to the Board the risk profile and portfolio characteristics of accounts currently under its management that have substantially the same investment objectives and restrictions as the Equity Fund. The Board noted in particular that Capital Guardian emphasizes long-term investing and seeks to determine the differences between the fundamental value of a company and its price in the marketplace. Based on this information, the Board concluded that Capital Guardian’s proposed management of the Equity Fund was substantially similar to the manner in which the Equity Fund currently was managed, would not cause a substantial disruption to the Equity Fund’s portfolio and that having Capital Guardian serve as investment sub-adviser would be in the best interest of the Equity Fund’s shareholders.

The Board next discussed whether Capital Guardian would derive any other direct or indirect benefits from serving as investment sub-adviser to the Equity Fund. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than the sub-advisory fees) that Capital Guardian would receive for serving as investment sub-adviser, particularly because Capital Guardian did not have any affiliated broker/dealer with whom Capital Guardian might want to execute trades. The Board concluded that the lack of any ancillary or so-called “fallout” benefits would enable Capital Guardian to manage the assets of the Equity Fund in a manner that appeared to be free of conflicts of interest.

The Board next considered Capital Guardian’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Fund, and those brokers’ and dealers’ provision of brokerage and research services to Capital Guardian. The Board also considered Capital Guardian’s soft dollar practices. The Board concluded that each of those practices appeared to be consistent with regulatory requirements.

The Board did not take into account the extent to which economies of scale would be realized as the Equity Fund’s assets grow, because the fee that the Equity Fund pays is to SFIMC. However, the Board noted the low fee that SFIMC was required to pay Capital Guardian, including the breakpoints therein, and determined to monitor the overall fees paid by the Equity Fund to ensure that those fees remain appropriate. The Board also did not take into account the projected profits of Capital Guardian for acting as sub-adviser to the Equity Fund, because the proposed relationship had not yet commenced and it would be difficult to project those profits. However, the Board determined to monitor in the future Capital Guardian’s profitability in serving as sub-adviser to the Equity Fund.

In addition, the Independent Trustees received advice from independent legal counsel. Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Revised Capital Guardian Sub-Advisory Agreement and concluded that Capital Guardian’s proposed compensation is fair and reasonable in light of such services and expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable judgment.

Board Review of the Amended Advisory Agreement and the Northern Trust Sub-Advisory Agreement

At a meeting held on March 18, 2005, the Board, including the Independent Trustees, voted unanimously to approve an amendment to the Advisory Agreement increasing the investment advisory and management services fee payable to SFIMC by the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), and the adoption of the an investment sub-advisory agreement between Mutual Fund Trust, SFIMC and Northern Trust Investments, N.A. (the “Northern Trust Sub-Advisory Agreement”). In connection with that approval and recommendation, the Board met with representatives of SFIMC and discussed information regarding Northern Trust Investments, N.A. (“Northern Trust”) and Northern Trust’s plans on how it proposes to provide an investment advisory program to the Small Cap Index Fund and International Index Fund (collectively the “Index Funds”).

Approval of the Amended Advisory Agreement

As part of their deliberations relating to the proposed amended Advisory Agreement, the Board considered the current fees charged by SFIMC to the Index Funds. Those fees contemplate that the assets of the Index Funds will be invested into separate series of the Master Fund, each of which charges its own investment advisory and management service fee. For the Russell 2000 Index Master Portfolio, the Master Portfolio into which the Small Cap Index Fund invests its assets, those fees equal 0.10% of average daily net assets on an annual basis. For the International Index Master Portfolio, the Master Portfolio into which the International Index Fund invests its assets, those fees equal 0.25 % of average daily net assets on an annual basis. Accordingly, the Board considered that shareholders of the Small Cap Index Fund pay aggregate investment advisory and management service fees of 0.35% on an annual basis whereas shareholders of the International Index Fund currently pay such fees at an aggregate level of 0.50%. Under the proposed amended Advisory Agreement, the Board further considered that shareholders will pay the same effective rate of investment advisory and management service fees before and after Northern Trust begins providing sub-

advisory services to the Index Funds. Accordingly, the Board concluded that the amendment to the Advisory Agreement was fair and reasonable because shareholders would not pay any additional fees. The Board did not consider any other factors in approving the amended Advisory Agreement because other than the increase in the advisory fees paid to SFIMC as discussed above, the Advisory Agreement was not proposed to be changed.

Approval of the Northern Trust Sub-Advisory Agreement

Prior to the Board meeting, SFIMC had sent to Northern Trust a request for information to be provided to the Board in connection with their consideration of the Northern Trust Sub-Advisory Agreement appointing Northern Trust as investment sub-adviser to the Index Funds. Northern Trust provided materials to the Board that included responses to that request prior to the Board meeting. SFIMC provided other information that SFIMC believed would be useful to the Board in evaluating the Northern Trust Sub-Advisory Agreement, including a Lipper Report relating to the performance and expenses of the Index Funds. In addition, the Board had received and reviewed a memorandum from the independent legal counsel to the Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve the agreement.

The Board first considered the past performance of Northern Trust in managing small cap and international equity index products. SFIMC advised the Board that Northern Trust is the third largest provider of index products in the U.S. and utilizes a proprietary, quantitative model that analyzes liquidity and trading to minimize the impact of trading costs on an index strategy. SFIMC further advised the Board that Barclays Global Fund Advisors and Northern Trust are responsible for a large percentage of the total index product market share in the U.S. and that SFIMC is comfortable with Northern Trust’s index process, compliance procedures and tracking of the respective indices. The Board also considered the three, five and ten year performance of the NT Small Cap Index Composite as compared to the Russell 2000 Index during those time periods, as well as the annual performance of each since 2001, and the three, five and ten year performance of the NT International Index Composite as compared to the MSCI EAFE Index during those time periods, as well as annual performance for each year since 2001.

The Board next considered the investment performance of other investment funds that are managed by Northern Trust with similar strategies to those of the Index Funds. The Board noted that because Northern Trust is proposed to execute an index strategy, the performance of those other funds differed only because of the internal expense structure of each of those funds, not because of Northern Trust’s services and performance.

After considering all of the above information, the Board concluded that Northern Trust’s experience in providing index product advisory services was satisfactory and that it could provide satisfactory sub-advisory services to the Index Funds, such that the performance of the Index Funds would be substantially in-line with the performance of the respective index that each Index Fund tracks.

The Board next considered the services that Northern Trust proposes to provide to the Index Funds. The Board considered the fact that Northern Trust has agreed to make available detailed analytics on the Index Funds for due diligence review, along with access to investment personnel, as well as provide marketing support in the field for large group audiences of State Farm agents and/or shareholders of the Index Funds. The Board next considered the general reputation, financial resources and business activities of Northern Trust. After considering this information, the Board concluded that Northern Trust had sufficient resources and expertise to capably manage the Index Funds in accordance with their respective indexes.

The Board next considered the costs of the services Northern Trust proposes to provide. The Board first considered that Northern Trust’s proposed fees were lower by almost half from the bids that SFIMC had received from other index product providers. SFIMC also advised the Board that – similar to Auto Company’s relationship with Capital Guardian – because of the overall relationship between Northern Trust and Auto Company, the overall fees charged by Northern Trust were extremely low. Given that providing investment sub-advice to the Index Funds was almost a commodity business, the Board concluded that Northern Trust’s proposed fees were extremely competitive and would be in the best interests of shareholders.

The Board next considered Northern Trust’s legal and compliance infrastructure, including how Northern Trust complies with regulatory requirements and concluded that Northern Trust’s compliance system was sufficiently robust, including particularly related to how it proposes to ensure compliance with the Index Funds’ prospectus limitations and other applicable regulatory requirements.

The Board next considered Northern Trust’s practices regarding the selection and compensation of brokers and dealers that would execute portfolio transactions for the Index Funds, and those brokers’ and dealers’ provision of brokerage and research services to Northern Trust. The Board also considered Northern Trust’s soft dollar practices. The Board concluded that each of those practices appeared to be consistent with regulatory requirements.

The Board next considered the lack of any compensation that would be paid by the Index Funds to affiliates of Northern Trust as a result of the new relationship (including not utilizing an affiliated broker/dealer of Northern Trust to execute an Index Fund’s trades), and concluded that the lack of any ancillary, or so-called “fallout” benefits would enable Northern Trust to manage the assets of the Index Funds in a manner that appeared to be free of conflicts of interest.

The Board did not take into account the extent to which economies of scale would be realized as the Index Funds’ asset grow, because the fee that the Index Funds pay is to SFIMC. However, the Board noted that the low fee that SFIMC was required to pay Northern Trust, including the breakpoints therein, and determined to monitor the overall fees paid by the Index Funds to ensure that those fees remain appropriate. The Board also did not take into account the projected profits of Northern Trust for acting as sub-adviser to the Index Funds, because the proposed relationship had not yet commenced and it would be difficult to project those profits. However, the Board determined to monitor in the future the Northern Trust’s profitability in serving as sub-adviser to the Index Funds.

In addition, the Independent Trustees received advice from independent legal counsel. Based on the Boards’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the amended Advisory Agreement and the Northern Trust Sub-Advisory Agreement.

“Morningstar” is the registered trademark of Morningstar, Inc. “Russell 1000” is the registered trademark of the Frank Russell Company.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (91.71%)
Agriculture, Foods, & Beverage (10.31%)
Archer-Daniels-Midland Co.	237,550	$5,078,819
Campbell Soup Co.	31,300	963,101
Kellogg Co.	55,600	2,470,864
McCormick & Co. Inc.	57,700	1,885,636
Nestle SA ADR	59,400	3,802,045
PepsiCo Inc.	78,800	4,249,684
Sara Lee Corp.	45,400	899,374
Sysco Corp.	78,900	2,855,391
The Coca-Cola Co.	89,500	3,736,625
The Hershey Co.	22,600	1,403,460

		27,344,999

Banks (6.48%)
Bank of America Corp.	44,000	2,006,840
Bank of New York Inc.	1,800	51,804
Fifth Third Bancorp	25,800	1,063,218
M&T Bank Corp.	20,100	2,113,716
Northern Trust Corp.	27,900	1,271,961
Popular Inc.	58,600	1,476,134
SunTrust Banks Inc.	39,200	2,831,808
Wells Fargo & Co.	103,400	6,367,372

		17,182,853

Chemicals (2.89%)
Air Products & Chemicals Inc.	51,100	3,081,330
E.I. du Pont de Nemours and Co.	19,500	838,695
Sigma-Aldrich Corp.	48,800	2,734,752
The Dow Chemical Co.	23,100	1,028,643

		7,683,420

Commercial Service/Supply (0.12%)
First Data Corp.	8,200	329,148

Computer Software & Services (4.77%)
Automatic Data Processing Inc.	59,600	2,501,412
Check Point Software Technologies Ltd. (a)	10,950	216,810
Intuit Inc. (a)	7,500	338,325
Microsoft Corp.	312,300	7,757,532
SAP AG	10,500	1,833,483

		12,647,562

Computers (4.20%)
Hewlett-Packard Co.	286,200	6,728,562
International Business Machines Corp.	59,400	4,407,480

		11,136,042

Consumer & Marketing (4.66%)
Aptargroup Inc.	30,000	1,524,000
Colgate-Palmolive Co.	50,000	2,495,500
The Gillette Co.	61,200	3,098,556
The Procter & Gamble Co.	76,800	$4,051,200
Unilever NV ADR	18,300	1,186,389

		12,355,645

Electronic/Electrical Mfg. (8.38%)
Agilent Technologies Inc. (a)	27,400	630,748
Applied Materials Inc.	120,400	1,948,072
Emerson Electric Co.	23,900	1,496,857
General Electric Co.	294,100	10,190,565
Intel Corp.	222,200	5,790,532
KLA-Tencor Corp.	13,900	607,430
Lattice Semiconductor Corp. (a)	3,900	17,316
Linear Technology Corp.	33,600	1,232,784
Texas Instruments Inc.	11,800	331,226

		22,245,530

Financial Services (4.88%)
American Express Co.	9,500	505,685
Citigroup Inc.	126,900	5,866,587
MBNA Corp.	82,000	2,145,120
Wachovia Corp.	89,132	4,420,947

		12,938,339

Health Care (11.28%)
Abbott Laboratories	66,300	3,249,363
Allergan Inc.	11,200	954,688
Amgen Inc. (a)	11,500	695,290
Baxter International Inc.	26,500	983,150
Beckman Coulter Inc.	2,000	127,140
Biomet Inc.	23,550	815,772
Eli Lilly & Co.	58,800	3,275,748
GlaxoSmithKline PLC ADR	3,300	160,083
Johnson & Johnson	131,800	8,567,000
Medtronic Inc.	19,800	1,025,442
Merck & Co. Inc.	73,600	2,266,880
Novartis AG-ADR	14,900	706,856
Pfizer Inc.	222,580	6,138,756
Teva Pharmaceutical Industries Ltd. ADR	31,200	971,568

		29,937,736

Machinery & Manufacturing (3.95%)
3M Co.	42,200	3,051,060
Caterpillar Inc.	47,800	4,555,818
Illinois Tool Works Inc.	36,100	2,876,448

		10,483,326

Media & Broadcasting (2.90%)
Lee Enterprises Inc. Class A (b)	3,800	152,342
Reuters Group PLC ADR	16,400	695,262
The Walt Disney Co.	147,000	3,701,460

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Media & Broadcasting (Cont.)
Viacom Inc. Class B	98,300	$3,147,566

		7,696,630

Mining & Metals (2.93%)
BHP Billiton PLC	197,010	2,512,676
Newmont Mining Corporation	9,600	374,688
Nucor Corp.	46,400	2,116,768
Rio Tinto PLC ADR	22,700	2,767,584

		7,771,716

Oil & Gas (14.76%)
Anadarko Petroleum Corp.	25,800	2,119,470
Baker Hughes Inc.	12,600	644,616
BG Group PLC	334,600	2,751,104
BP PLC ADR	117,100	7,304,698
Chevron Corp.	99,000	5,536,080
Devon Energy Corp.	36,800	1,865,024
Exxon Mobil Corp.	192,100	11,039,987
Murphy Oil Corp.	6,000	313,380
Royal Dutch Petroleum Co. ADR	70,300	4,562,470
Tidewater Inc.	16,500	628,980
Western Gas Resources Inc.	68,800	2,401,120

		39,166,929

Retailers (2.85%)
Home Depot Inc.	19,200	746,880
Wal-Mart Stores Inc.	141,300	6,810,660

		7,557,540

Telecom & Telecom Equipment (5.03%)
ADC Telecommunications Inc. (a)	8,014	174,465
BellSouth Corp.	45,300	1,203,621
Cisco Systems Inc. (a)	140,700	2,688,777
Corning Inc. (a)	37,500	623,250
Lucent Technologies Inc. (a)	806	621
Motorola Inc.	102,200	1,866,172
Nokia Corporation ADR	116,500	1,938,560
SBC Communications Inc.	97,000	2,303,750
Verizon Communications Inc.	32,200	1,112,510
Vodafone Group PLC ADR	59,010	1,435,123

		13,346,849

Utilities & Energy (1.32%)
Duke Energy Corp.	118,000	3,508,140

Total Common Stocks (cost $217,078,655)		243,332,404

	Shares or principal amount	Value
Short-term Investments (8.44%)
Household Finance Corp., 3.000%, 07/01/2005	$12,000,000	$12,000,000
JPMorgan Treasury Plus Money Market Fund	10,389,789	10,389,789

Total Short-term Investments (cost $ 22,389,789)		22,389,789

TOTAL INVESTMENTS (100.15%) (cost $ 239,468,444)		265,722,193
LIABILITIES, NET OF OTHER ASSETS (-0.15%)		(409,947)

NET ASSETS (100.00%)		$265,312,246

(a)	Non-income producing security.

(b)	This security was inadvertently listed as Class B shares rather than Class A shares in Schedules of Investments publicly available prior to March 31,2005, for the time period when the State Farm Equity Fund owned this security. The number of Class A shares owned and market value were accurately listed in prior publicly available Schedules of Investments.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (94.52%)
Consumer Discretionary (18.47%)
Advo Inc.	35,200	$1,121,120
Alloy Inc. (a)	46,200	237,468
Arbitron Inc.	38,300	1,643,070
Beazer Homes USA Inc.	21,000	1,200,150
Blue Nile Inc. (a)	10,000	326,900
Borders Group Inc.	8,900	225,259
BorgWarner Inc.	4,600	246,882
California Pizza Kitchen Inc. (a)	56,000	1,527,120
Entercom Communications Corp. (a)	5,300	176,437
Four Seasons Hotels Inc.	6,200	409,820
Furniture Brands International Inc.	79,900	1,726,639
Jarden Corp. (a)	36,500	1,968,080
Libbey Inc.	19,500	308,295
Lithia Motors Inc. Class A	15,200	438,520
OfficeMax Inc.	1,971	58,677
Orient Express Hotels Ltd. Class A	52,200	1,653,174
Petco Animal Supplies Inc. (a)	24,000	703,680
PF Chang’s China Bistro Inc. (a)	14,600	861,108
Prestige Brands Holdings Inc. (a)	36,300	707,850
Princeton Review Inc. (a)	59,300	345,719
Radio One Inc. Class A (a)	4,000	50,920
Radio One Inc. Class D (a)	76,800	980,736
Reader’s Digest Association Inc.	73,100	1,206,150
Restoration Hardware Inc. (a)	88,100	720,658
Six Flags Inc. (a)	153,600	714,240
Sports Authority Inc. (a)	7,100	225,780
Stage Stores Inc. (a)	3,100	135,160
Steiner Leisure Ltd. (a)	9,300	344,751
Texas Roadhouse Inc. Class A (a)	7,900	274,525
Tweeter Home Entertainment Group Inc. (a)	80,700	201,750
ValueVision Media Inc. Class A (a)	42,100	505,621
Warnaco Group Inc. (a)	49,100	1,141,575

		22,387,834

Consumer Staples (2.58%)
Central Garden & Pet Co. (a)	6,800	334,016
Fresh Del Monte Produce Inc.	7,400	199,208
Interstate Bakeries Corp. (a)	80,200	562,202
Performance Food Group Co. (a)	52,800	1,595,088
Tootsie Roll Industries Inc.	8,485	248,186
WD-40 Co.	6,600	184,338

		3,123,038

Energy (5.10%)
Alpha Natural Resources Inc. (a)	41,000	979,080
Cabot Oil & Gas Corp.	5,100	176,970
Delta Petroleum Corp. (a)	28,600	403,832
Energy Partners Ltd. (a)	32,600	854,446
Helmerich & Payne Inc.	27,300	1,280,916
Hydril (a)	8,000	434,800
Newpark Resources Inc. (a)	134,800	1,011,000
SEACOR Holdings Inc. (a)	3,200	$205,760
St. Mary Land & Exploration Co.	16,600	481,068
Swift Energy Co. (a)	9,800	351,036

		6,178,908

Financial Services (16.30%)
American Capital Strategies Ltd.	28,500	1,029,135
American Financial Realty Trust	10,500	161,490
AmeriCredit Corp. (a)	55,500	1,415,250
Annaly Mortgage Management Inc.	34,100	611,413
Anthracite Capital Inc.	70,600	836,610
Endurance Specialty Holdings Ltd.	13,500	510,570
Federal Agricultural Mortgage Corp. Class C	35,900	791,595
First American Corp.	9,000	361,260
First Community Bancorp Inc. (CA)	1,000	47,500
First Midwest Bancorp Inc.	13,000	457,210
Franklin Bank Corp. (a)	15,800	296,408
Fulton Financial Corp.	20,618	371,124
Gramercy Capital Corp.	42,100	1,029,766
Harbor Florida Bancshares Inc.	16,000	599,040
LaSalle Hotel Properties	3,700	121,397
Max Re Capital Ltd.	17,700	405,330
Medallion Financial Corp.	24,000	226,800
MeriStar Hospitality Corp. Inc. (a)	42,100	362,060
MFA Mortgage Investments Inc.	52,000	387,400
National Financial Partners Corp.	37,800	1,479,492
Netbank Inc.	23,100	215,292
Pan Pacific Retail Properties Inc.	5,900	391,642
Placer Sierra Bancshares	24,900	679,023
Provident Bankshares Corp.	25,118	801,515
Saxon Capital Inc.	30,400	518,928
SL Green Realty Corp.	22,000	1,419,000
Sterling Bancshares Inc.	32,300	502,588
Trammell Crow Co. (a)	58,400	1,415,616
Umpqua Holdings Corp.	49,500	1,165,230
Zenith National Insurance Corp.	17,000	1,153,620

		19,763,304

Health Care (10.68%)
Alnylam Pharmaceuticals Inc. (a)	11,700	85,410
American Healthways Inc. (a)	8,000	338,160
AMN Healthcare Services Inc. (a)	58,937	885,823
Amylin Pharmaceuticals Inc. (a)	49,800	1,042,314
Atherogenics Inc. (a)	40,800	651,984
Candela Corp. (a)	50,900	531,905
Cotherix Inc. (a)	33,300	339,327
Cytokinetics Inc. (a)	7,900	54,905
ID Biomedical Corp. (a)	15,400	251,636
Illumina Inc. (a)	48,900	590,223
Magellan Health Services Inc. (a)	16,400	579,084
Option Care Inc.	82,000	1,156,200

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Pharmion Corp. (a)	28,800	$668,448
Qiagen N. V. (a)	23,700	273,498
Renovis Inc. (a)	29,200	445,884
Rigel Pharmaceuticals Inc. (a)	22,500	448,200
SonoSite Inc. (a)	5,500	170,720
Vicuron Pharmaceuticals Inc. (a)	61,200	1,707,480
VistaCare Inc. Class A (a)	37,800	698,166
Wilson Greatbatch Technologies Inc. (a)	23,100	552,090
Wright Medical Group Inc. (a)	55,500	1,481,850

		12,953,307

Industrials (12.60%)
Actuant Corp. Class A (a)	33,400	1,601,196
Albany International Corp. Class A	21,600	693,576
Ambassadors International Inc.	2,400	32,760
Astec Industries Inc. (a)	42,900	994,851
Celadon Group Inc. (a)	14,000	238,560
Columbus McKinnon Corp. (a)	36,400	398,762
Delta Air Lines Inc. (a)	198,300	745,608
ESCO Technologies Inc. (a)	24,800	2,499,840
Exponent Inc. (a)	24,400	697,352
G&K Services Inc. Class A	18,400	694,232
Jacuzzi Brands Inc. (a)	25,000	268,250
Northwest Airlines Corp. (a)	106,200	484,272
Orbital Sciences Corp. (a)	83,700	828,630
Pacer International Inc. (a)	25,000	544,750
Pinnacle Airlines Corp. (a)	57,800	496,502
Power-One Inc. (a)	51,400	324,334
Resources Connection Inc. (a)	53,900	1,252,097
Tennant Co.	22,800	807,348
Tetra Tech Inc. (a)	33,900	458,667
United Stationers Inc. (a)	7,200	353,520
West Corportation (a)	22,500	864,000

		15,279,107

Materials & Processes (4.07%)
Aptargroup Inc.	26,200	1,330,960
Georgia Gulf Corp.	26,400	819,720
Glatfelter	51,700	641,080
Methanex Corp.	129,800	2,137,806

		4,929,566

Technology (22.28%)
Advanced Energy Industries Inc. (a)	115,800	910,188
Alliance Fiber Optic Products Inc. (a)	138,300	139,683
Altiris Inc. (a)	13,500	198,180
Applied Micro Circuits Corp. (a)	74,300	190,208
Ariba Inc. (a)	14,066	81,583
Ask Jeeves Inc. (a)	26,500	800,035
ASM International NV (a)	11,800	187,620
Atheros Communications (a)	73,100	589,186
Benchmark Electronics Inc. (a)	30,300	921,726
Blackboard Inc. (a)	3,900	$93,288
Brocade Communications Systems Inc. (a)	126,900	492,372
Captiva Software Corp. (a)	16,300	235,372
Credence Systems Corp. (a)	106,500	963,825
Cymer Inc. (a)	61,300	1,615,255
Dot Hill Systems Corp. (a)	130,500	683,820
Electro Scientific Industries Inc. (a)	33,200	593,616
Embarcadero Technologies Inc. (a)	13,300	74,613
Emcore Corp. (a)	104,300	430,759
Fairchild Semiconductor International Inc. (a)	49,600	731,600
FEI Co. (a)	29,700	677,457
Formfactor Inc. (a)	9,100	240,422
Gateway Inc. (a)	381,900	1,260,270
Helix Technology Corp.	12,900	171,312
Intergraph Corp. (a)	14,400	496,224
Kulicke & Soffa Industries Inc. (a)	129,100	1,021,181
Lowrance Electronics Inc.	3,500	73,570
LTX Corp. (a)	79,600	394,816
MIPS Technologies Inc. (a)	37,700	271,440
MKS Instruments Inc. (a)	51,300	866,457
Netgear Inc. (a)	18,300	340,380
Netlogic Microsystems Inc. (a)	31,800	563,814
Novatel Wireless Inc. (a)	64,000	798,080
ON Semiconductor Corp. (a)	189,300	870,780
OSI Systems Inc. (a)	6,800	107,372
Overland Storage Inc. (a)	40,000	381,600
Pixelworks Inc. (a)	39,900	342,342
Plexus Corp. (a)	78,500	1,117,055
Polycom Inc. (a)	22,600	336,966
Power Integrations Inc. (a)	9,400	202,758
Quest Software Inc. (a)	25,700	350,291
Rudolph Technologies Inc. (a)	19,500	279,435
Sapient Corp. (a)	111,200	881,816
SCO Group Inc. (a)	66,800	255,844
Semtech Corp. (a)	24,500	407,925
Sigmatel Inc. (a)	9,500	163,020
Spatialight Inc. (a)	77,800	441,126
SupportSoft Inc. (a)	38,000	197,220
SYNNEX Corp. (a)	28,600	500,786
TNS Inc. (a)	23,800	556,206
TranSwitch Corp. (a)	163,300	334,765
United Online Inc.	81,500	885,090
Veeco Instruments Inc. (a)	65,200	1,061,456
X-Rite Inc.	19,500	224,445

		27,006,650

Telecommunication Services (0.43%)
Arbinet-thexchange Inc. (a)	11,300	75,710
CallWave Inc. (a)	13,300	66,500

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
General Communication Inc. Class A (a)	38,800	$382,956

		525,166

Utilities (2.01%)
Calpine Corp. (a)	163,800	556,920
CMS Energy Corp. (a)	53,600	807,216
SEMCO Energy Inc. (a)	47,800	286,322
Southwest Gas Corp.	20,400	520,404
Westar Energy Inc.	11,300	271,539

		2,442,401

Total Common Stocks (cost $103,623,141)		114,589,281

Short-term Investments (6.70%)
JPMorgan 100% US Treasury Securities Money Market Fund	4,035,312	4,035,312
JPMorgan Treasury Plus Money Market Fund	4,083,762	4,083,762

Total Short-term Investments (cost $8,119,074)		8,119,074

TOTAL INVESTMENTS (101.22%) (cost $111,742,215)		122,708,355
LIABILITIES, NET OF OTHER ASSETS (-1.22%)		(1,475,877)

NET ASSETS (100.00%)		$121,232,478

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (97.69%)

Australia (1.78%)
Amcor Ltd.	18,400	$93,841
Australia & New Zealand Banking Group Ltd.	6,800	112,581
BHP Billiton Ltd.	3,812	52,666
Brambles Industries Ltd.	6,630	41,232
Foster’s Group Ltd.	32,370	131,085
Insurance Australia Group Ltd.	32,600	149,139
Promina Group Ltd.	23,200	83,178
Rinker Group Ltd.	32,945	351,088
Wesfarmers Ltd.	4,900	149,233
Woolworths Ltd.	14,013	176,107

		1,340,150

Austria (0.64%)
Erste Bank Der Oester Spark	3,400	170,217
Raiffeisen International Bank Holding (a)	700	44,735
Telekom Austria AG	6,414	124,734
Wienerberger AG	3,100	143,944

		483,630

Belgium (0.58%)
Fortis Group	3,600	99,896
SES Globel FDR	13,000	192,716
UCB SA	2,900	141,044

		433,656

Canada (4.46%)
Abitibi Consolidated Inc.	18,500	82,444
Alcan Inc.	13,000	390,255
CAMECO Corp.	6,900	307,774
Great West Lifeco Inc.	4,800	109,109
INCO Ltd.	9,500	358,625
Magna International Inc. Class A	1,500	105,362
Manulife Financial Corp.	2,400	114,613
Methanex Corp.	8,000	131,113
Noranda Inc.	5,093	87,378
Potash Corp. of Saskatchewan	6,800	649,086
Suncor Energy Inc.	4,800	226,915
Telus Corp.	5,700	200,328
Telus Corp.-Non Voting	8,400	286,513
Thomson Corp.	4,200	140,617
Toronto Dominion Bank	3,600	160,548

		3,350,680

Denmark (0.74%)
Novo Nordisk A/S	3,700	188,391
TDC A/S	8,600	368,742

		557,133

Finland (0.58%)
Nokia OYJ	11,400	191,070
Stora Enso OYJ R	8,800	$112,670
UPM-Kymmene OYJ	7,000	134,436

		438,176

France (11.20%)
Accor SA	7,900	370,648
Air Liquide	2,073	353,468
AXA Co.	5,900	147,581
BNP Paribas	20,600	1,413,479
Bouygues	22,900	949,428
Carrefour SA	2,800	135,876
Essilor International	3,300	225,633
Euronext	4,400	149,037
Groupe Danone	4,600	404,698
L’Oreal	3,700	265,743
Lafarge SA	1,900	173,251
Michelin Class B Registered	2,700	164,514
Renault SA	2,000	176,440
Sanofi-Aventis	24,000	1,972,060
Sanofi-Aventis	1,416	116,523
Schneider Electric SA	7,900	596,078
Societe Generale Class A	2,200	224,035
STMicroelectronics NV	7,800	125,163
Total SA	700	164,593
Vivendi Universal SA	9,000	283,829

		8,412,077

Germany (6.70%)
Allianz AG	4,500	517,176
Bayer AG	9,400	313,848
Bayerische Hypo-Und Vereinsbank (a)	13,500	351,409
Bayerische Motoren Werke AG	3,800	173,504
DaimlerChrysler AG	8,900	361,668
Deutsche Bank AG	2,800	219,265
Deutsche Boerse AG	3,516	275,461
E.On AG	7,900	704,394
Infineon Technologies AG (a)	22,700	212,072
SAP AG	4,100	714,522
SAP AG Sponsored	2,400	103,920
Siemans AG	10,450	763,064
Volkswagen AG	7,000	320,375

		5,030,678

Hong Kong (1.65%)
Bank of East Asia	38,600	113,997
Espirit Holdings Ltd. (b)	10,000	72,385
Espirit Holdings Ltd.	12,600	91,204
Hang Lung Group Ltd.	58,000	102,998
Hang Lung Properties Ltd.	75,000	110,507
Hong Kong & China Gas	72,000	146,391
Li & Fung Ltd.	124,000	257,702

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
PCCW Ltd.	157,000	$97,986
Shangri-La Asia Ltd.	1,230	1,899
Sun Hung Kai Properties	11,000	108,641
Swire Pacific Ltd. Class A	15,000	132,705

		1,236,415

Ireland (0.38%)
CRH PLC	8,600	226,462
CRH PLC (Special Placement)	2,325	61,224

		287,686

Italy (0.59%)
ENI SpA	11,800	304,302
Unicredito Italiano SpA	26,500	140,061

		444,363

Japan (25.24%)
Advantest Corp.	5,900	435,678
Aeon Co. Ltd.	30,000	457,398
Aiful Corp.	2,107	157,108
Astellas Pharma Inc.	8,800	300,712
Bridgestone Corp.	5,000	96,249
Canon Inc.	5,900	310,666
Daito Trust Construction Co. Ltd.	4,000	149,671
East Japan Railway Co.	22	113,065
Fanuc Ltd.	7,700	489,451
Furukawa Electric Co. Ltd. (a)	15,000	58,155
Hirose Electric Co. Ltd.	2,800	308,250
Hoya Corp.	1,700	196,195
Japan Airlines Corp.	38,000	102,443
Kansai Electric Power	13,200	265,404
KAO Corp.	6,000	141,466
Keyence Corp.	600	134,487
Millea Holdings Inc.	42	564,241
Mitsubishi Corp.	33,700	458,206
Mitsubishi Estate Co. Ltd.	70,000	770,625
Mitsubishi Heavy Industries Ltd.	37,000	96,745
Mitsubishi Tokyo Financial	58	492,093
Mitsui & Co. Ltd.	16,000	151,474
Mitsui Fudosan Co. Ltd.	10,000	112,253
Mitsui Sumitomo Insurance Co.	27,830	250,673
Mizuho Financial Group Inc.	62	280,624
Murata Manufacturing Co. Ltd.	2,700	137,544
NEC Corp.	26,000	140,655
Nidec Corp.	1,600	169,363
Nikon Corp.	15,000	169,868
Nintendo Co. Ltd.	2,100	219,638
Nippon Electric Glass Co. Ltd.	11,000	166,225
Nissan Motor Co. Ltd.	53,000	524,696
Nitto Denko Corp.	3,600	206,438
NTT Corp.	130	556,758
Omron Corp.	6,000	132,269
Orix Corp.	4,600	$690,145
Ricoh Co. Ltd.	15,000	234,379
Rohm Co. Ltd.	2,900	279,776
Sankyo Co. Ltd.	18,600	357,209
Secom Co. Ltd.	3,500	150,527
Sekisui House Ltd.	26,000	262,790
Shimamura Co. Ltd.	1,200	101,271
Shin-Etsu Chemical Co. Ltd.	4,000	151,835
Shionogi & Co. Ltd.	10,000	129,024
SMC Corp.	4,600	501,848
Softbank Corp.	11,500	451,041
Sompo Japan Insurance Inc.	16,000	161,572
Sony Corp.	5,100	175,656
Sumitomo Chemical Co. Ltd.	14,000	64,377
Sumitomo Corp.	52,000	416,806
Sumitomo Mitsui Financial Group Inc.	233	1,575,602
Suzuki Motor Corp.	34,000	534,325
T&D Holdings Inc.	3,050	143,549
Takeda Pharmaceutical Co. Ltd.	8,300	411,595
TDK Corp.	1,800	122,694
Tokyo Electron Ltd.	8,500	449,869
Tokyo Gas Co. Ltd.	45,000	168,380
Toyota Motor Corp.	2,900	103,805
Trend Micro Inc.	2,000	71,229
UFJ Holdings Inc. (a)	189	984,961
UNI Charm Corp.	3,100	124,660
Yahoo! Japan Corp.	64	134,451
Yamada Denki Co. Ltd.	4,900	281,868
Yamato Transport Co. Ltd.	29,000	402,669

		18,954,699

Netherlands (9.47%)
ABN AMRO Holdings NV	41,204	1,014,713
Aegon NV	43,172	559,540
ASML Holding NV (a)	9,100	143,381
Heineken NV	27,962	864,228
ING Groep NV	21,426	605,953
Koninklijke KPN NV	116,600	979,258
Koninklijke Numico NV (a)	3,500	140,111
Reed Elsevier NV	13,700	190,991
Royal Dutch Petroleum Co.	3,600	233,640
Royal Dutch Petroleum Co.	28,200	1,842,816
TNT Post Group	8,300	210,427
Unilever NV CVA	1,200	77,909
VNU NV	8,801	245,708

		7,108,675

Norway (0.34%)
DNB NOR ASA	17,200	179,652
Norske Skogindustrier Class ASA	4,400	72,556

		252,208

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (0.16%)
Portugal Telecom SGPS SA	12,700	$120,492

Singapore (1.13%)
DBS Group Holdings Ltd.	17,000	144,200
Singapore Telecommunications (b)	428,000	703,242

		847,442

Spain (5.43%)
Altadis SA	4,200	176,215
Banco Bilbao Vizcaya Argenta	54,500	841,563
Banco Santander Central Hispano SA	54,600	633,651
Iberdrola SA	9,500	250,852
Inditex	13,300	342,501
Repsol YPF SA	32,000	819,417
Telefonica SA	62,058	1,016,844

		4,081,043

Sweden (1.38%)
Atlas Copco AB Class A	12,600	200,004
Ericsson LM Class B	189,000	607,270
Ericsson LM Class B ADR	4,100	130,995
Svenska Cellulosa AB Class B	3,100	99,208

		1,037,477

Switzerland (9.68%)
Adecco SA	2,880	131,246
Credit Suisse Group	9,891	390,160
Geberit AG Reg	206	131,814
Givaudan	230	133,800
Holcim Ltd.	14,546	885,359
Nestle SA	3,769	964,676
Novartis AG	28,770	1,370,588
Richemont AG INHA Units	25,057	843,737
Roche Holding AG	4,518	571,845
Serono SA Class B	146	93,308
Swiss Reinsurance	9,870	606,911
Swisscom AG	1,264	412,292
Syngenta AG (a)	1,210	124,541
Synthes Inc.	1,340	147,123
UBS AG	5,926	462,427

		7,269,827

United Kingdom (15.40%)
ARM Holdings PLC	35,400	71,830
AstraZeneca PLC	32,300	1,341,724
BHP Billiton PLC	12,810	163,416
Bradford and Bingley	24,500	143,762
Brambles Industries PLC	18,000	98,687

	Shares or principal amount	Value
British Land Co. PLC	9,000	$141,258
Centrica PLC	25,560	106,132
Diageo PLC	21,500	317,032
Hanson PLC	12,600	121,117
HBOS PLC	62,900	969,766
HSBC Holdings PLC	27,200	433,735
Lloyds TSB Group PLC	30,800	261,022
National Grid Transco PLC	11,800	114,379
Next PLC	5,400	145,999
Pearson PLC	40,000	471,217
Reckitt Benckiser PLC	4,700	138,525
Reed Elsevier PLC	50,600	484,578
Rolls Royce Group (a)	25,600	131,754
Royal Bank of Scotland Group (b)	6,700	202,394
Royal Bank of Scotland Group	35,900	1,084,469
Scottish & Southern Energy PLC	11,700	212,354
Shell Transport & Trading Co. PLC	20,200	196,434
Standard Chartered PLC	25,100	458,711
Tesco PLC	26,000	148,487
Unilever PLC	69,600	671,522
Vodafone Group PLC	999,000	2,434,275
Wolseley PLC	8,800	185,104
Xstrata PLC	16,250	313,570

		11,563,253

United States (0.16%)
News Corp. Inc. CDI	7,329	119,052

Total Common Stocks (cost $64,667,040)		73,368,812

Foreign Corporate Bonds (0.10%)
United Kingdom (0.10%)
Credit Suisse GP Finance CV
6.000%, 12/23/2005	$68,000	$72,882

Total Foreign Corporate Bonds (cost $49,219)		72,882

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Repurchase Agreement (2.09%)
IBT Repurchase Agreement, 2.01%, to be repurchased at $1,573,581 on 07/01/2005 (c)	$1,573,493	1,573,493

Total Repurchase Agreement (cost $1,573,493)		1,573,493

TOTAL INVESTMENTS (99.88%) (cost $66,289,752)		75,015,187
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.12%)		90,521

NET ASSETS (100.00%)		$75,105,708

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $978,021 or 1.30% of net assets.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities with a market value of $1,652,168 as of June 30, 2005.

Approximately 35.33% of the investment securities are denominated in the Euro, followed by 25.27% in the Japanese Yen, 13.62% in the British Pound, 9.79% in the Swiss Franc, 3.99% in the Canadian Dollar, 3.20% in the United States Dollar and 3.00% Swedish Krone. The remaining investment securities representing 5.80% of total investments are denominated in five currencies, each of which represents less than 1.94% of total investments.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$20,499,457	27.30%
Telecommunication Services	8,250,893	10.99
Consumer Discretionary	7,956,845	10.59
Health Care	7,366,778	9.81
Information Technology	6,394,633	8.51
Materials	6,215,843	8.28
Industrials	5,592,222	7.44
Consumer Staples	5,335,739	7.10
Energy	3,788,116	5.05
Utilities	1,968,286	2.62

Total Stocks	73,368,812	97.69
Foreign Corporate Bonds	72,882	0.10
Repurchase Agreement	1,573,493	2.09
Cash and Other Assets, Net of Liabilities	90,521	0.12

Net Assets	$75,105,708	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Shares	Value
Registered Investment Companies (99.81%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (39.48%) (a)	6,385,263	$68,003,049
State Farm Mutual Fund Trust Equity Fund Institutional Shares (60.33%) (a)	12,461,693	103,930,521

Total Registered Investment Companies (cost $163,954,696)		171,933,570

TOTAL INVESTMENTS (99.81%) (cost $163,954,696)		171,933,570
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.19%)		326,621

NET ASSETS (100.00%)		$172,260,191

(a)	The Equity and Bond Fund’s Investment Adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (39.48%)
Aerospace/Defense (0.36%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$988,615

Agriculture, Foods, & Beverage (2.79%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	979,625
Bottling Group LLC
2.450%, 10/16/2006	500,000	490,739
General Mills Inc.
2.625%, 10/24/2006	500,000	489,887
Kellogg Co.
2.875%, 06/01/2008	500,000	481,691
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	957,199
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	991,514
ConAgra Inc.
7.875%, 09/15/2010	500,000	575,349
Kellogg Co.
6.600%, 04/01/2011	500,000	554,116
General Mills Inc.
6.000%, 02/15/2012	500,000	543,583
Bottling Group LLC
4.625%, 11/15/2012	500,000	507,516
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	509,480
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	510,978

		7,591,677

Automotive (2.49%)
Daimler Chrysler North America
6.400%, 05/15/2006	500,000	509,763
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	993,144
6.150%, 04/05/2007	500,000	497,399
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	953,921
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	966,221
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	476,489
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	500,000	486,250
General Motors Acceptance Corp.
6.875%, 09/15/2011	500,000	461,544
General Motors Corp.
7.125%, 07/15/2013	500,000	447,500
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	541,104
Ford Motor Co.
7.450%, 07/16/2031	$500,000	$417,408

		6,750,743

Banks (2.19%)
Wells Fargo & Co.
7.250%, 08/24/2005	500,000	502,476
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	492,278
Bank One Corp.
2.625%, 06/30/2008	1,000,000	956,536
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	975,815
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	999,473
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	998,167
US Bank NA
4.950%, 10/30/2014	500,000	513,870
Fifth Third Bank
4.750%, 02/01/2015	500,000	503,934

		5,942,549

Building Materials & Construction (1.13%)
Masco Corp.
6.750%, 03/15/2006	500,000	509,028
Hanson Australia Funding
5.250%, 03/15/2013	500,000	512,869
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	504,564
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,035,120
Masco Corp.
4.800%, 06/15/2015	500,000	496,857

		3,058,438

Chemicals (1.21%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	994,139
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	494,134
4.875%, 04/30/2014	500,000	517,171
PPG Industries Inc.
7.400%, 08/15/2019	500,000	626,434
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	645,760

		3,277,638

Commercial Service/Supply (1.11%)
RR Donnelley & Sons Co. (a)
4.950%, 05/15/2010	500,000	502,336

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
First Data Corp.
4.500%, 06/15/2010	$500,000	$504,532
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	507,008
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	977,745
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	511,984

		3,003,605

Computers (0.18%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	502,454

Consumer & Marketing (2.09%)
The Gillette Co.
2.500%, 06/01/2008	500,000	480,584
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	492,467
Clorox Co.
4.200%, 01/15/2010	500,000	500,809
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	484,616
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	497,694
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	511,006
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,042,293
Clorox Co.
5.000%, 01/15/2015	500,000	518,008
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,147,590

		5,675,067

Electronic/Electrical Mfg. (0.70%)
Raytheon Co.
6.550%, 03/15/2010	500,000	541,378
Emerson Electric Co.
7.125%, 08/15/2010	315,000	356,869
General Electric Co.
5.000%, 02/01/2013	500,000	516,255
Emerson Electric Co.
4.500%, 05/01/2013	500,000	500,396

		1,914,898

Financial Services (2.04%)
General Electric Capital Corp.
6.800%, 11/01/2005	500,000	505,008
Caterpillar Financial Services Corp.
5.950%, 05/01/2006	500,000	508,193
2.700%, 07/15/2008	500,000	477,974
4.500%, 06/15/2009	$500,000	$504,585
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	989,191
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	996,450
5.125%, 05/05/2014	500,000	521,623
Goldman Sachs Group Inc.
5.500%, 11/15/2014	500,000	522,502
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	512,815

		5,538,341

Forest Products & Paper (0.83%)
International Paper Co.
6.750%, 09/01/2011	500,000	545,023
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	561,156
International Paper Co.
5.250%, 04/01/2016	500,000	496,316
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	648,337

		2,250,832

Health Care (4.85%)
Abbott Laboratories
6.400%, 12/01/2006	500,000	516,548
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	996,490
Abbott Laboratories
3.500%, 02/17/2009	500,000	490,078
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	1,000,749
Amgen Inc.
4.000%, 11/18/2009	500,000	496,225
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	498,227
Wyeth
5.500%, 03/15/2013	500,000	526,225
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	502,543
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	972,614
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,060,251
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,007,060
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	994,541
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,066,586
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,049,742

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
4.850%, 11/18/2014	$500,000	$513,614
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	504,462
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	991,848

		13,187,803

Machinery & Manufacturing (2.20%)
United Technologies Corp.
4.375%, 05/01/2010	500,000	504,624
Deere & Co.
7.850%, 05/15/2010	500,000	577,038
Bemis Co. Inc. (a)
4.875%, 04/01/2012	500,000	510,815
Goodrich Corp.
7.625%, 12/15/2012	500,000	587,000
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	516,978
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	752,713
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,022,921
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,009,383
Thermo Electron Corp. (a)
5.000%, 06/01/2015	500,000	503,467

		5,984,939

Media & Broadcasting (1.14%)
The Walt Disney Co.
5.500%, 12/29/2006	500,000	508,009
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	591,682
New York Times Co.
4.500%, 03/15/2010	500,000	504,765
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	968,649
New York Times Co.
5.000%, 03/15/2015	500,000	517,444

		3,090,549

Mining & Metals (1.59%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	952,285
Alcoa Inc.
7.375%, 08/01/2010	500,000	568,771
6.500%, 06/01/2011	250,000	276,790
BHP Billiton Finance
4.800%, 04/15/2013	500,000	507,419
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	998,812
Alcan Inc.
5.000%, 06/01/2015	$1,000,000	$1,004,607

		4,308,684

Oil & Gas (1.15%)
BP Capital Markets PLC
2.625%, 03/15/2007	1,000,000	981,074
Chevron Corp.
3.500%, 09/17/2007	500,000	495,155
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	595,623
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	544,204
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	513,904

		3,129,960

Retailers (2.96%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	985,605
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	1,010,875
CVS Corp.
4.000%, 09/15/2009	1,000,000	990,822
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	988,876
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	997,013
Safeway Inc.
4.950%, 08/16/2010	500,000	502,859
Albertson’s Inc.
7.500%, 02/15/2011	500,000	563,167
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,009,413
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	985,784

		8,034,414

Telecom & Telecom Equipment (1.98%)
Cingular Wireless
5.625%, 12/15/2006	500,000	508,314
GTE North Inc.
5.650%, 11/15/2008	500,000	515,474
Vodafone Group PLC
7.750%, 02/15/2010	500,000	570,893
Deutsche Telekom International Financial
8.500%, 06/15/2010	500,000	579,467
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	552,571
Alltel Corp.
7.000%, 07/01/2012	500,000	570,233

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
BellSouth Corp.
5.200%, 09/15/2014	$1,000,000	$1,030,575
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,054,390

		5,381,917

Utilities & Energy (6.49%)
Dominion Resources Inc.
7.625%, 07/15/2005	500,000	500,450
Duke Energy Field Services
7.500%, 08/16/2005	500,000	501,965
Alabama Power Co.
7.125%, 10/01/2007	300,000	319,077
3.125%, 05/01/2008	500,000	486,762
Pacificorp
4.300%, 09/15/2008	1,000,000	1,003,854
Duke Energy Corp.
4.500%, 04/01/2010	500,000	504,385
Progress Energy Florida
4.500%, 06/01/2010	500,000	503,217
Commonwealth Edison
4.740%, 08/15/2010	500,000	509,926
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	576,440
Reliant Energy
7.750%, 02/15/2011	500,000	573,800
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	547,914
Tampa Electric Co.
6.875%, 06/15/2012	500,000	565,530
Northern States Power Co.
8.000%, 08/28/2012	500,000	607,848
Southern California Gas
4.800%, 10/01/2012	500,000	510,879
Georgia Power
5.125%, 11/15/2012	200,000	207,821
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,033,448
Florida Power Corp.
4.800%, 03/01/2013	500,000	507,198
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	504,749
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	998,377
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	516,020
PSI Energy
5.000%, 09/15/2013	1,000,000	1,023,960
Boston Edison
4.875%, 04/15/2014	1,000,000	1,025,852
Union Elec Co.
5.500%, 05/15/2014	500,000	534,509
Atmos Energy Corp.
4.950%, 10/15/2014	$1,000,000	$998,159
Union Elec Co.
4.750%, 04/01/2015	500,000	506,035
Commonwealth Edison
4.700%, 04/15/2015	500,000	502,147
Southwestern Electric Power
5.375%, 04/15/2015	500,000	518,468
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	516,708
Southern California Gas
5.450%, 04/15/2018	500,000	532,503

		17,638,001

Total Corporate Bonds (cost $104,715,054)		107,251,124

Taxable Municipal Bonds (0.71%)
Illinois State
3.850%, 06/01/2013	1,000,000	961,000
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	971,880

Total Taxable Municipal Bonds (cost $1,998,360)		1,932,880

Foreign Government Bonds (0.19%)
Province of Ontario
5.500%, 10/01/2008	500,000	524,504

Total Foreign Government Bonds (cost $481,894)		524,504

Government Agency Securities (34.73%) (b)
Agency Notes & Bonds (7.19%)
Federal Home Loan Mortgage Corp.
7.000%, 07/15/2005	1,000,000	1,001,327
2.875%, 09/15/2005	1,000,000	998,726
6.625%, 09/15/2009	1,000,000	1,100,971
4.500%, 07/15/2013	1,500,000	1,532,209
5.200%, 03/05/2019	2,000,000	2,030,504
5.300%, 05/12/2020	3,000,000	3,056,859
Federal National Mortgage Association
2.875%, 10/15/2005	1,000,000	998,238
5.500%, 02/15/2006	500,000	505,415
6.625%, 10/15/2007	500,000	530,160
3.250%, 01/15/2008	3,000,000	2,958,714
3.250%, 08/15/2008	1,500,000	1,472,091
6.625%, 11/15/2010	1,000,000	1,123,329

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (Cont.)
4.375%, 09/15/2012	$1,500,000	$1,531,951
7.125%, 01/15/2030	500,000	683,618

		19,524,112

Mortgage-Backed Securities (27.54%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	816,725	826,550
5.000%, 09/01/2018	772,179	781,980
5.000%, 09/01/2018	727,118	735,865
5.500%, 11/01/2018	751,759	771,997
4.500%, 11/01/2018	1,616,528	1,610,522
5.000%, 01/01/2019	799,793	809,199
5.000%, 04/01/2019	845,069	855,008
4.500%, 05/01/2019	872,920	869,792
4.000%, 05/01/2019	890,837	871,456
5.500%, 06/01/2019	1,302,829	1,337,962
5.000%, 01/01/2020	965,931	977,292
5.500%, 04/01/2020	988,879	1,015,418
6.000%, 11/01/2028	112,770	115,975
6.500%, 06/01/2029	195,838	203,415
7.500%, 12/01/2030	20,116	21,539
7.000%, 07/01/2031	20,831	21,934
6.500%, 09/01/2031	38,020	39,442
6.000%, 11/01/2032	508,335	521,752
6.000%, 12/01/2032	249,661	256,251
5.500%, 05/01/2033	2,466,177	2,502,829
5.500%, 07/01/2033	1,542,016	1,564,933
5.000%, 08/01/2033	1,686,361	1,689,049
5.500%, 03/01/2034	1,117,051	1,133,388
5.000%, 04/01/2034	1,392,154	1,393,918
6.000%, 07/01/2034	2,279,267	2,338,646
5.000%, 05/01/2035	1,995,197	1,997,731
5.500%, 05/01/2035	1,956,497	1,985,056
Federal National Mortgage Association
6.000%, 09/01/2013	410,733	425,031
5.500%, 12/01/2016	199,273	204,713
5.500%, 01/01/2017	103,281	106,100
5.500%, 01/01/2017	750,258	770,740
6.500%, 01/01/2017	105,231	109,588
5.500%, 02/01/2017	669,426	687,701
5.000%, 03/01/2017	791,871	801,676
6.000%, 04/01/2017	124,173	128,431
5.500%, 01/01/2018	496,236	509,751
5.000%, 02/01/2018	860,720	871,378
5.000%, 05/01/2018	656,802	664,703
5.000%, 05/01/2018	1,261,125	1,276,242
5.000%, 05/01/2018	1,270,673	1,285,904
4.500%, 05/01/2018	1,520,629	1,514,808
4.500%, 05/01/2018	1,530,797	1,524,937
4.500%, 03/01/2019	868,344	865,233
5.500%, 10/01/2019	1,799,704	1,848,651
5.000%, 11/01/2019	1,844,078	1,865,720
4.500%, 12/01/2019	$947,932	$944,359
7.500%, 09/01/2029	145,903	155,984
8.000%, 03/01/2030	17,685	19,020
6.500%, 05/01/2030	167,725	174,185
7.000%, 08/01/2030	21,371	22,543
7.000%, 08/01/2031	39,737	41,915
6.500%, 08/01/2031	50,399	52,278
6.500%, 10/01/2031	115,762	120,078
6.000%, 11/01/2031	150,550	154,541
7.000%, 01/01/2032	144,755	152,686
6.000%, 03/01/2032	169,813	174,316
6.500%, 03/01/2032	64,696	67,108
6.500%, 04/01/2032	485,121	502,897
7.000%, 04/01/2032	159,354	168,094
6.500%, 05/01/2032	1,046,445	1,092,561
6.000%, 05/01/2032	119,005	122,085
6.500%, 06/01/2032	137,151	142,177
7.000%, 06/01/2032	266,603	281,225
7.000%, 06/01/2032	232,643	245,402
6.500%, 07/01/2032	362,676	375,965
6.000%, 08/01/2032	472,218	484,439
6.500%, 10/01/2032	702,836	728,589
5.500%, 10/01/2032	1,640,065	1,664,476
6.000%, 11/01/2032	657,953	674,980
6.000%, 01/01/2033	423,045	433,993
5.500%, 03/01/2033	567,948	576,238
5.500%, 03/01/2033	1,353,929	1,373,692
6.000%, 04/01/2033	1,083,134	1,110,868
5.000%, 05/01/2033	807,775	808,908
5.000%, 05/01/2033	1,220,391	1,222,103
5.000%, 08/01/2033	1,558,709	1,560,895
5.500%, 10/01/2033	1,335,106	1,354,595
5.000%, 03/01/2034	2,531,057	2,534,608
5.500%, 05/01/2034	1,760,016	1,785,123
6.000%, 07/01/2034	1,194,414	1,224,957
5.500%, 12/01/2034	2,419,914	2,454,435
5.500%, 04/01/2035	1,993,227	2,021,699
Government National Mortgage Association
6.000%, 05/15/2017	312,929	324,983
6.500%, 06/15/2028	204,984	214,620
6.000%, 11/15/2028	210,684	217,803
6.500%, 03/15/2029	228,538	239,066
7.000%, 06/15/2029	139,726	148,055
7.500%, 08/20/2030	61,540	65,654
6.500%, 11/15/2031	13,438	14,051
6.000%, 01/15/2032	126,221	130,336
5.500%, 10/15/2033	1,358,721	1,389,096
5.000%, 11/20/2033	1,637,769	1,647,683

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Principal amount	Value
Government Agency Securities(Cont.)
Mortgage-Backed Securities(Cont.)
6.000%, 12/20/2033	$660,217	$680,064

		74,805,634

Total Government Agency Securities (cost $93,606,703)		94,329,746

U.S. Treasury Obligations (21.95%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,841,524
7.500%, 11/15/2016	1,500,000	1,965,996
8.125%, 08/15/2019	750,000	1,062,773
6.250%, 08/15/2023	1,000,000	1,246,211
6.875%, 08/15/2025	1,000,000	1,346,094
U.S. Treasury Notes
4.625%, 05/15/2006	3,000,000	3,028,125
6.500%, 10/15/2006	3,000,000	3,108,867
4.375%, 05/15/2007	3,000,000	3,039,960
6.125%, 08/15/2007	1,750,000	1,837,909
3.000%, 11/15/2007	2,000,000	1,970,938
5.500%, 02/15/2008	2,000,000	2,092,578
5.625%, 05/15/2008	3,000,000	3,158,202
4.750%, 11/15/2008	3,000,000	3,099,375
6.000%, 08/15/2009	4,600,000	4,998,006
6.500%, 02/15/2010	2,000,000	2,231,954
5.750%, 08/15/2010	4,000,000	4,371,720
5.000%, 08/15/2011	4,000,000	4,264,532
4.375%, 08/15/2012	4,000,000	4,148,436
4.000%, 11/15/2012	1,500,000	1,516,817
4.250%, 08/15/2013	4,000,000	4,100,000
4.750%, 05/15/2014	3,000,000	3,183,282

Total U.S. Treasury Obligations (cost $58,538,980)		59,613,299

	Shares	Value
Short-term Investments (2.26%)
JPMorgan Treasury Plus Money Market Fund	6,131,387	6,131,387

Total Short-term Investments (cost $6,131,387)		6,131,387

TOTAL INVESTMENTS (99.32%) (cost $265,472,378)		269,782,940
OTHER ASSETS, NET OF LIABILITIES (0.68%)		1,850,390

NET ASSETS (100.00%)		$271,633,330

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $1,516,618 or 0.56% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (95.84%)
California (9.12%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	$1,500,000	$1,645,740
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	965,304
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,532,952
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,642,770
State of California, General Obligation Bonds	5.250%	02/01/2019	A3	2,200,000	2,402,026
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A3	650,000	691,457
Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, 1996 Series B	4.750%	07/01/2021	Aaa	230,000	232,473
Metropolitan Water District Southern of California, Water Revenue Refunding Bonds, 1996 Series B (Prerefunded to 07-01-2006 @ 100) (b)	4.750%	07/01/2021	Aaa	155,000	158,405
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A3	600,000	638,142

					9,909,269

Colorado (1.81%)
Adams County, School District, Number 12, Colorado, General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007 @ 101) (b)	5.400%	12/15/2014	Aaa	440,000	472,001
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,498,345

					1,970,346

Connecticut (2.02%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	1,500,000	1,528,095
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @100) (b)	5.000%	01/15/2021	Aaa	600,000	662,400

					2,190,495

Delaware (1.63%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,775,020

Georgia (3.04%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000	5.500%	10/01/2014	Aa2	2,000,000	2,223,680
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,082,510

					3,306,190

Idaho (1.49%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	Aaa	500,000	547,190
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,072,210

					1,619,400

Illinois (1.03%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,120,300

Indiana (1.39%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,511,816

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (0.48%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	$500,000	$525,220

Kansas (7.59%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (b)	5.750%	09/01/2013	Aa2	2,300,000	2,595,113
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (b)	5.500%	10/01/2016	AA	2,000,000	2,165,220
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	856,893
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	789,758
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,053,360
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	253,361
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	263,961
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	268,237

					8,245,903

Louisiana (1.01%)
State of Louisiana, General Obligation Bonds, Series 2000-A (Prerefunded to 11-15-2010 @100) (b)	5.000%	11/15/2019	Aaa	1,000,000	1,095,170

Maryland (2.26%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,377,663
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,081,070

					2,458,733

Massachusetts (2.08%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (b)	5.500%	01/01/2015	Aa2	1,000,000	1,129,310
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2020	Aa2	1,000,000	1,124,320

					2,253,630

Michigan (4.59%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax)	5.250%	05/01/2019	Aa2	2,575,000	2,792,150
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (b)	5.250%	11/01/2020	Aa2	1,985,000	2,196,819

					4,988,969

Minnesota (2.55%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,769,800

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (2.47%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (b)	5.500%	11/01/2015	AA	$2,400,000	$2,685,360

Missouri (6.21%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002	5.000%	03/01/2016	AA+	1,250,000	1,356,500
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (b)	5.625%	07/01/2016	Aaa	1,260,000	1,416,504
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,284,857
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aa2	2,500,000	2,682,975

					6,740,836

Montana (0.31%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa3	315,000	337,308

Nebraska (1.60%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,738,837

New Hampshire (3.06%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,627,976
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,698,769

					3,326,745

New Jersey (1.51%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,634,025

New York (1.30%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,409,226

North Carolina (2.02%)
City of Winston-Salem, North Carolina, Water and Sewer System
Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (b)	5.000%	06/01/2018	Aa2	1,000,000	1,108,370
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,085,150

					2,193,520

Ohio (7.22%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (b)	5.500%	11/15/2014	Aaa	2,400,000	2,707,680
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,109,790
State of Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100) (b)	5.750%	02/01/2016	Aa1	2,400,000	2,673,312
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,352,626

					7,843,408

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oklahoma (1.02%)
State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds Commission	5.000%	07/15/2018	Aaa	$1,000,000	$1,110,980

Oregon (5.35%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington
Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (b)	5.250%	06/15/2015	Aaa	1,000,000	1,125,360
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (b)	5.625%	06/15/2017	Aa3	1,500,000	1,701,450
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (b)	5.000%	06/15/2018	Aa3	2,000,000	2,201,300
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	778,348

					5,806,458

Rhode Island (0.97%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,058,180

Tennessee (5.02%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (b)	5.400%	05/01/2013	Aa3	2,440,000	2,699,689
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (b)	5.400%	03/01/2020	Aa1	2,500,000	2,751,800

					5,451,489

Texas (9.96%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties),
Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @100) (b)	5.500%	10/01/2013	Aa2	2,400,000	2,683,680
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (b)	5.750%	02/01/2015	Aa1	2,400,000	2,667,888
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2016	Aaa	2,500,000	2,696,925
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,775,650

					10,824,143

Utah (1.13%)
West Jordan Utah, General Obligation Bonds Series 2004	5.250%	04/01/2022	Aaa	680,000	745,790
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	475,561

					1,221,351

Virginia (2.04%)
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 1999A (Prerefunded to 8-01-2009 @ 101) (b)	5.000%	08/01/2016	Aaa	1,000,000	1,087,730
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,130,930

					2,218,660

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds(Cont.)

Wisconsin (2.56%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 5-01-2011 @ 100) (b)	5.300%	05/01/2018	Aa3	$2,500,000	$2,779,425

Total Long-term Municipal Bonds (cost $96,963,560)					104,120,212

Short-term Investments (3.01%)
JPMorgan Tax Free Money Market Fund				3,276,598	3,276,598
Total Short-term Investments (cost $3,276,598)					3,276,598

TOTAL INVESTMENTS (98.85%) (cost $100,240,158)					107,396,810
OTHER ASSETS, NET OF LIABILITIES (1.15%)					1,245,901

NET ASSETS (100.00%)					$108,642,711

(a)	Ratings represent the lower of Moody’s or S&P’s ratings.

(b)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

Long-term Municipal Bonds consisted of 40.23% Advanced Refund Bonds, 34.80% General Obligation Bonds, and 24.97% Municipal Revenue Bonds.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (99.44%)
Agriculture, Foods, & Beverage (4.00%)
Coca-Cola
3.290%, 09/16/2005	$4,000,000	$3,971,852

Automotive (19.03%)
Toyota Motor Credit Corp.
3.040%, 07/08/2005	4,900,000	4,897,104
American Honda Finance Corp.
3.110%, 08/03/2005	4,200,000	4,188,027
FCAR Owner Trust Series I
3.220%, 08/08/2005	4,900,000	4,883,345
New Center Asset Trust
3.300%, 08/15/2005	4,960,000	4,939,540

		18,908,016

Chemicals (2.91%)
E.I. du Pont de Nemours and Co.
3.220%, 08/09/2005	2,897,000	2,886,894

Consumer & Marketing (4.12%)
The Procter & Gamble Co. (a)
3.020%, 07/22/2005	2,900,000	2,894,891
3.070%, 07/25/2005	1,200,000	1,197,544

		4,092,435

Financial Services (19.61%)
General Electric Capital Corp.
3.090%, 07/20/2005	4,900,000	4,892,009
Citicorp
3.110%, 07/29/2005	4,900,000	4,888,148
ChevronTexaco Funding Corp.
3.150%, 08/26/2005	4,950,000	4,925,745
Household Finance Corp.
3.210% to 3.220%, 08/29/2005	4,800,000	4,774,723

		19,480,625

Government Agency Securities (39.66%) (b)
Federal Home Loan Mortgage Corp.
2.950%, 07/01/2005	4,000,000	4,000,000
Federal National Mortgage Association
2.960%, 07/11/2005	5,000,000	4,995,861
2.970%, 07/13/2005	4,000,000	3,996,040
Federal Home Loan Mortgage Corp.
2.995%, 07/26/2005	5,000,000	4,989,601
3.060%, 08/01/2005	5,000,000	4,986,825
Federal National Mortgage Association
3.090%, 08/10/2005	4,000,000	3,986,267
3.276%, 09/07/2005	1,631,000	1,620,907
3.335%, 09/21/2005	4,900,000	4,862,778
Federal Home Loan Mortgage Corp.
3.300%, 09/27/2005	4,000,000	3,967,733

	Shares or principal amount	Value
Federal National Mortgage Association
3.365%, 09/28/2005	$2,000,000	$1,983,362

		39,389,374

Registered Investment Companies (1.36%)
JPMorgan Treasury Plus Money Market Fund	1,353,467	1,353,467

Telecom & Telecom Equipment (8.75%)
BellSouth Corp.
3.050%, 07/15/2005	3,800,000	3,795,493
SBC Communications (a)
3.140%, 07/18/2005	4,900,000	4,892,734

		8,688,227

Total Short-term Investments (cost $98,770,890)		98,770,890

TOTAL INVESTMENTS (99.44%) (cost $98,770,890)		98,770,890
OTHER ASSETS, NET OF LIABILITIES (0.56%)		553,757

NET ASSETS (100.00%)		$99,324,647

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $8,985,169 or 9.05% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005

(Unaudited)

	Equity Fund	Small Cap Equity Fund	International Equity Fund
Assets
Investments in securities
At identified cost	$239,468,444	111,742,215	66,289,752

At market value	$265,722,193	122,708,355	75,015,187
In Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $ 69,719)	—	—	69,712
Receivables:
Dividends and interest	302,267	109,257	188,363
Shares of the Fund sold	120,574	32,519	19,382
Securities sold	—	104,095	367,420
Expense cap reimbursement	—	25,305	33,046
Unrealized gain on forward foreign currency contracts	—	—	100,210
Prepaid expenses	60,757	53,165	48,415

Total assets	266,205,791	123,032,696	75,841,735

Liabilities and Net Assets
Dividends to shareowners	—	—	—
Payables:
Shares of the Fund redeemed	79,007	42,347	7,507
Securities purchased	—	1,243,556	314,885
Unrealized loss on forward foreign currency contracts	—	—	23,000
Distribution Fees	134,506	103,827	70,776
SFIMC	629,653	364,683	293,264
Chief Compliance Officer expense	1,444	649	411
Accrued liabilities	48,935	45,156	26,184

Total Liabilities	893,545	1,800,218	736,027

Net assets applicable to shares outstanding of common stock	$265,312,246	121,232,478	75,105,708

Analysis of Net Assets
Paid-in-capital	$242,742,785	106,662,461	74,987,711
Accumulated net realized gain (loss)	(5,167,330)	3,893,515	(8,846,120)
Net unrealized appreciation	26,253,902	10,966,140	8,798,248
Undistributed (accumulated) net investment income (loss)	1,482,889	(289,638)	165,869

Net assets applicable to shares outstanding	$265,312,246	121,232,478	75,105,708

Class A Shares:
Fund shares outstanding	11,412,820	6,191,165	3,937,686
Net assets applicable to shares outstanding	$97,255,400	63,606,609	35,973,175

Net asset value	$8.52	10.27	9.14

Maximum offering price	$8.78	10.59	9.42

Class B Shares:
Fund shares outstanding	5,162,578	4,069,352	3,167,952
Net assets applicable to shares outstanding	$43,651,089	41,081,682	28,718,458

Net asset value	$8.46	10.10	9.07

Institutional Shares:
Fund shares outstanding	14,384,278	1,213,779	754,858
Net assets applicable to shares outstanding	$119,959,358	12,618,908	6,875,764

Net asset value	$8.34	10.40	9.11

Class R-1 Shares:
Fund shares outstanding	183,682	137,595	139,953
Net assets applicable to shares outstanding	$1,525,507	1,420,866	1,270,748

Net asset value	$8.31	10.33	9.08

Class R-2 Shares:
Fund shares outstanding	217,257	122,880	127,382
Net assets applicable to shares outstanding	$1,806,516	1,271,027	1,157,841

Net asset value	$8.32	10.34	9.09

Class R-3 Shares:
Fund shares outstanding	133,833	118,943	121,902
Net assets applicable to shares outstanding	$1,114,376	1,233,386	1,109,722

Net asset value	$8.33	10.37	9.10

See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	—	—	163,954,696	265,472,378	100,240,158	98,770,890

—	—	—	171,933,570	269,782,940	107,396,810	98,770,890
499,678,606	251,286,178	133,139,775	—	—	—	—
—	—	—	256,879	—	—	—
—	—	—	—	—	—	—

—	—	—	235,338	2,706,866	1,375,152	4,591
408,050	276,665	192,141	139,174	212,509	302,940	927,033
—	—	—	—	—	—	—
—	12,241	7,873	—	—	7,662	19,321
—	—	—	—	—	—	—
144,217	85,081	53,503	58,942	71,401	26,894	50,931

500,230,873	251,660,165	133,393,292	172,623,903	272,773,716	109,109,458	99,772,766

—	—	—	—	7	—	480

246,083	154,011	19,898	111,345	586,165	232,031	237,445
—	—	—	—	—	—	—
—	—	—	—	—	—	—
404,223	199,530	111,562	159,677	173,657	100,444	40,215
715,032	431,257	230,022	54,703	324,728	115,611	138,468
2,619	1,293	679	936	1,427	574	538
151,127	78,311	72,103	37,051	54,402	18,087	30,973

1,519,084	864,402	434,264	363,712	1,140,386	466,747	448,119

498,711,789	250,795,763	132,959,028	172,260,191	271,633,330	108,642,711	99,324,647

470,745,435	210,610,052	126,688,326	164,326,062	267,735,903	101,591,334	99,324,647
(1,378,694)	9,045,329	(6,565,755)	(14,986)	(413,135)	(105,275)	—
26,874,268	30,429,909	11,255,862	7,978,874	4,310,562	7,156,652	—
2,470,780	710,473	1,580,595	(29,759)	—	—	—

498,711,789	250,795,763	132,959,028	172,260,191	271,633,330	108,642,711	99,324,647

34,668,185	11,176,935	7,181,616	10,832,570	12,449,857	6,603,836	77,032,461
314,472,868	146,165,724	72,821,802	103,207,249	132,722,820	73,795,368	77,032,461

9.07	13.08	10.14	9.53	10.66	11.17	1.00

9.35	13.48	10.45	9.82	10.99	11.52	—

14,420,064	5,568,076	4,030,111	6,073,240	5,306,784	3,098,206	6,251,883
130,486,855	72,232,639	40,773,601	57,900,220	56,591,987	34,625,927	6,251,883

9.05	12.97	10.12	9.53	10.66	11.18	1.00

5,239,612	2,124,177	1,494,826	822,955	7,332,905	19,792	10,166,531
47,750,024	28,098,965	15,227,926	7,796,088	78,078,223	221,416	10,166,531

9.11	13.23	10.19	9.47	10.65	11.19	1.00

313,516	134,311	150,994	132,775	159,421		2,062,935
2,844,251	1,769,667	1,532,615	1,248,189	1,698,213		2,062,935

9.07	13.18	10.15	9.40	10.65		1.00

225,389	107,291	143,471	113,636	139,337		2,359,313
2,047,850	1,416,126	1,457,580	1,068,717	1,483,866		2,359,313

9.09	13.20	10.16	9.40	10.65		1.00

121,966	84,166	112,578	110,544	99,366		1,451,524
1,109,941	1,112,642	1,145,504	1,039,728	1,058,221		1,451,524

9.10	13.22	10.18	9.41	10.65		1.00

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005

(Unaudited)

	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund
Assets
Investments in securities
At identified cost	$—	—	—	—	—

At market value	$—	—	—	—	—
In Master Portfolios	102,452,090	230,583,331	334,481,608	212,323,600	133,776,500
Cash	—	—	—	—	—
Foreign currencies at value (cost $69,719)	—	—	—	—	—
Receivables:
Dividends and interest	—	—	—	—	—
Shares of the Fund sold	209,946	434,869	405,239	547,382	201,262
Securities sold	—	—	—	—	—
Expense cap reimbursement	3,463	—	—	4,476	15,525
Unrealized gain on forward foreign currency contracts	—	—	—	—	—
Prepaid expenses	40,249	54,618	72,331	57,644	55,647

Total assets	102,705,748	231,072,818	334,959,178	212,933,102	134,048,934

Liabilities and Net Assets
Dividends to shareowners	6,179	—	—	—	—
Payables:
Shares of the Fund redeemed	67,386	29,116	140,019	76,276	50,877
Securities purchased	—	—	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	—	—
Distribution Fees	66,345	158,726	233,977	145,345	89,610
SFIMC	196,120	408,795	589,292	386,348	266,102
Chief Compliance Officer expense	505	1,080	1,556	945	574
Accrued liabilities	21,337	36,993	54,098	46,818	40,392

Total Liabilities	357,872	634,710	1,018,942	655,732	447,555

Net assets applicable to shares outstanding of common stock	$102,347,876	230,438,108	333,940,236	212,277,370	133,601,379

Analysis of Net Assets
Paid-in-capital	98,884,898	220,703,965	316,081,765	200,017,136	125,996,359
Accumulated net realized gain (loss)	1,388,752	3,423,986	7,489,844	5,481,870	3,699,839
Net unrealized appreciation	1,903,742	4,616,972	8,899,570	6,124,053	3,721,817
Undistributed (accumulated) net investment income (loss)	170,484	1,693,185	1,469,057	654,311	183,364

Net assets applicable to shares outstanding	$102,347,876	230,438,108	333,940,236	212,277,370	133,601,379

Class A Shares:
Fund shares outstanding	7,437,681	14,938,602	19,698,701	11,109,862	6,518,014
Net assets applicable to shares outstanding	$82,964,440	174,580,259	242,492,806	141,621,942	85,672,178

Net asset value	$11.15	11.69	12.31	12.75	13.14

Maximum offering price	$11.49	12.05	12.69	13.14	13.55

Class B Shares:
Fund shares outstanding	923,146	3,110,172	4,827,905	3,293,076	1,990,676
Net assets applicable to shares outstanding	$10,285,190	36,179,464	59,241,443	41,742,915	26,082,271

Net asset value	$11.14	11.63	12.27	12.68	13.10

Institutional Shares:
Fund shares outstanding	694,435	1,530,858	2,386,139	2,075,564	1,465,042
Net assets applicable to shares outstanding	$7,763,567	18,019,084	29,610,157	26,612,364	19,368,747

Net asset value	$11.18	11.77	12.41	12.82	13.22

Class R-1 Shares:
Fund shares outstanding	51,646	61,575	95,637	90,696	78,138
Net assets applicable to shares outstanding	$571,733	721,878	1,182,391	1,158,088	1,027,909

Net asset value	$11.07	11.72	12.36	12.77	13.16

Class R-2 Shares:
Fund shares outstanding	59,373	69,983	84,610	66,599	100,140
Net assets applicable to shares outstanding	$661,151	821,505	1,048,216	851,973	1,320,029

Net asset value	$11.14	11.74	12.39	12.79	13.18

Class R-3 Shares:
Fund shares outstanding	9,133	9,858	29,438	22,650	9,868
Net assets applicable to shares outstanding	$101,795	115,918	365,223	290,088	130,245

Net asset value	$11.15	11.76	12.41	12.81	13.20

See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2005

(Unaudited)

	Equity Fund	Small Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund	International Index Fund
Investment Income: (a)
Dividends	$2,717,494	518,666	1,359,672	4,179,117	1,488,247	2,438,049
Interest	176,324	54,974	22,890	228,211	124,931	11,960
Securities lending - net	—	—	—	20,443	80,078	38,802
Tax-exempt interest	—	—	—	—	—	—

	2,893,818	573,640	1,382,562	4,427,771	1,693,256	2,488,811
Less: foreign withholding taxes	(58,146)	(3,741)	(150,200)	—	(551)	(130,052)
Portfolio expenses of Master Portfolios (b)	—	—	—	(118,552)	(116,076)	(153,960)

Total investment income (loss)	2,835,672	569,899	1,232,362	4,309,219	1,576,629	2,204,799
Expenses:
Investment advisory and management fees	776,334	458,983	293,101	354,708	289,614	153,713
Shareholder services fees	230,031	135,382	87,489	558,034	270,923	144,382
Distribution fees Class A	119,601	75,640	43,519	373,525	169,026	82,862
Distribution fees Class B	140,432	127,251	92,636	408,176	220,576	128,049
Distribution fees Class R-1	3,148	3,114	2,976	5,507	3,626	3,520
Distribution fees Class R-2	2,359	1,795	1,719	2,412	1,765	1,854
Reports to shareowners	33,116	25,649	13,343	92,895	53,633	22,582
Registration fees	21,358	22,719	19,885	28,326	23,354	27,365
Professional fees	15,989	25,418	20,338	26,455	18,554	23,433
Proxy and related expense	15,562	6,491	2,892	22,750	14,050	6,634
Errors & omissions insurance	7,316	3,555	2,286	11,818	6,358	3,013
Custodian fees	3,175	6,640	65,664	—	—	—
Trustees’ fees and expenses	2,787	1,273	762	4,770	2,520	1,356
Chief Compliance Officer expense	2,087	1,007	557	4,072	1,872	965
ICI dues	1,730	739	422	1,967	1,028	674
Security valuation fees	1,427	2,207	13,552	—	—	—
Fidelity bond expense	812	391	246	1,366	705	336
Index license fees	—	—	—	10,775	9,953	24,166

Total expenses	1,377,264	898,254	661,387	1,907,556	1,087,557	624,904
Less: expense reimbursement from SFIMC	—	(38,717)	(66,673)	—	(16,411)	(18,543)

Net expenses	1,377,264	859,537	594,714	1,907,556	1,071,146	606,361

Net investment income	1,458,408	(289,638)	637,648	2,401,663	505,483	1,598,438
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	236,890	6,231,428	386,541	5,743,109	7,927,490	62,942
Net realized gain (loss) on forward foreign currency contracts	—	—	136,942	—	—	(94,456)
Net realized gain (loss) on foreign currency transactions	—	—	(7,640)	—	—	22,276
Net realized gain on future contracts	—	—	—	523,600	289,351	85,055
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(210,793)	32,394	(2,017)
Change in net unrealized appreciation or depreciation on investments and foreign currency transactions	(2,012,059)	(7,898,653)	(2,982,367)	(13,768,782)	(12,135,623)	(3,616,742)

Net realized and unrealized gain (loss) on investments	(1,775,169)	(1,667,225)	(2,466,524)	(7,712,866)	(3,886,388)	(3,542,942)

Net change in net assets resulting from operations	$(316,761)	(1,956,863)	(1,828,876)	(5,311,203)	(3,380,905)	(1,944,504)

(a)	Components of investment income for the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds include the effect of waived investment advisory fees charged to the Underlying Funds.

See accompanying notes to financial statements.

Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund

1,436,425	—	—	—	203,105	606,304	1,203,882	894,173	641,710
—	5,934,842	—	1,298,867	1,292,628	2,290,947	2,192,320	825,681	250,375
—	—	—	—	12,323	34,177	63,467	33,383	20,424
—	—	2,350,716	—	—	—	—	—	—

1,436,425	5,934,842	2,350,716	1,298,867	1,508,029	2,931,476	3,458,504	1,753,357	9312,709
—	—	—	—	—	—	—	—	—
—	—	—	—	(142,449)	(299,368)	(405,356)	(236,535)	(141,880)

1,436,425	5,934,842	2,350,716	1,298,867	1,365,687	2,632,060	3,054,313	1,516,702	770,629

—	129,256	51,727	47,909	161,118	351,417	504,780	308,701	189,255
133,067	262,343	129,156	112,854	109,467	238,153	341,351	203,747	123,763
125,414	155,332	86,176	55,957	92,980	188,228	262,451	146,889	86,314
184,885	178,413	111,511	16,390	31,185	105,671	167,974	114,932	70,387
2,933	3,600	—	3,735	502	1,093	1,763	1,503	1,387
1,578	1,825	—	1,835	751	921	745	708	1,407
27,111	38,508	5,287	21,888	5,845	17,176	32,585	26,521	26,089
21,334	25,517	20,530	24,758	18,447	29,817	31,922	27,588	21,630
15,341	18,198	19,543	16,592	19,417	20,142	22,375	23,097	19,423
7,760	10,188	839	6,788	1,278	3,782	7,781	7,101	6,553
4,850	7,396	3,155	2,619	2,163	4,125	5,812	3,307	2,030
—	3,210	550	1,037	55	55	50	55	65
1,810	2,780	1,113	1,026	801	1,924	3,036	1,723	937
1,358	2,059	770	815	737	1,336	2,143	1,308	786
990	1,747	702	726	174	1,188	1,625	954	74
—	9,808	8,776	—	—	—	—	—	—
537	822	275	292	239	458	648	367	227
—	—	—	—	—	—	—	—	—

528,968	851,002	440,110	315,221	445,159	965,486	1,387,041	868,501	550,327
(81,091)	—	(9,813)	(28,633)	(3,479)	—	—	(4,486)	(23,937)

447,877	851,002	430,297	286,588	441,680	965,486	1,387,041	864,015	526,390

988,548	5,083,840	1,920,419	1,012,279	924,007	1,666,574	1,667,272	652,687	244,239

(1,538)	85,145	—	—	678,689	1,990,760	3,544,107	2,605,869	1,679,840
—	—	—	—	(1)	(5)	—	(8)	(24)
—	—	—	—	1	12	1	15	24
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
100,154	185,924	425,551	—	(442,191)	(1,340,505)	(2,526,407)	(1,888,351)	(1,114,648)

98,616	271,069	425,551	—	236,498	650,262	1,017,701	717,525	565,192

1,087,164	5,354,909	2,345,970	1,012,279	1,160,505	2,316,836	2,684,973	1,370,212	809,431

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2005 (unaudited) and the year ended December 31, 2004	2005	2004
From operations:
Net investment income (loss)	$1,458,408	2,920,343
Net realized gain (loss)	236,890	(341,235)
Change in net unrealized appreciation or depreciation	(2,012,059)	16,013,774

Net change in net assets resulting from operations	(316,761)	18,592,882
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(489)	(933,313)
Class B Shares	(185)	(267,200)
Institutional Shares	(80)	(1,671,374)
Class R-1 Shares	—	(13,336)
Class R-2 Shares	—	(13,419)
Class R-3 Shares	—	(14,609)

	(754)	(2,913,251)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—
Total distributions to shareowners	(754)	(2,913,251)
From Fund share transactions:
Proceeds from shares sold	23,069,722	60,766,088
Reinvestment of distributions	780	1,299,340

	23,070,502	62,065,428
Less payments for shares redeemed	(13,785,085)	(21,555,817)

	9,285,417	40,509,611

Net increase (decrease) in net assets from Fund share transactions
Total increase in net assets	8,967,902	56,189,242

Net assets:
Beginning of period	256,344,344	200,155,102

End of period*	$265,312,246	256,344,344

	$1,482,889	25,235

*	Including undistributed (accumulated) net investment income (loss)

See accompanying notes to financial statements.

Small Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2005	2004	2005	2004	2005	2004	2005	2004

(289,638)	(522,345)	637,648	213,318	2,401,663	4,687,539	505,483	637,687
6,231,428	3,284,542	515,843	469,291	6,266,709	23,617,407	8,216,841	7,467,043
(7,898,653)	4,158,774	(2,982,367)	7,152,767	(13,979,575)	11,259,273	(12,103,229)	24,620,768

(1,956,863)	6,920,971	(1,828,876)	7,835,376	(5,311,203)	39,564,219	(3,380,905)	32,725,498

—	—	(197)	(237,487)	(1,043)	(3,107,990)	(413)	(251,882)
—	—	(21)	(102,478)	(172)	(878,178)	(674)	51
—	—	(200)	(72,205)	(39)	(593,158)	(1,962)	(136,168)
—	—	—	(10,806)	—	(21,246)	—	(4,996)
—	—	—	(10,937)	—	(13,805)	—	(4,534)
—	—	—	(11,903)	—	(14,770)	—	(5,450)

—	—	(418)	(445,816)	(1,254)	(4,629,147)	(3,049)	(402,979)

—	—	—	—	—	—	—	(3,914,771)
—	—	—	—	—	—	—	(2,043,326)
—	—	—	—	—	—	—	(683,380)
—	—	—	—	—	—	—	(38,067)
—	—	—	—	—	—	—	(32,039)
—	—	—	—	—	—	—	(32,092)

—	—	—	—	—	—	—	(6,743,675)
—	—	(418)	(445,816)	(1,254)	(4,629,147)	(3,049)	(7,146,654)

9,012,870	26,414,801	6,038,354	12,860,563	71,362,414	174,054,598	31,944,990	73,167,283
—	—	418	170,932	4,239,014	1,526,087	5,058,480	668,787

9,012,870	26,414,801	6,038,772	13,031,495	75,601,428	175,580,685	37,003,470	73,836,070
(6,847,280)	(13,533,505)	(2,098,323)	(6,024,605)	(31,190,350)	(50,040,974)	(13,809,471)	(22,034,647)

2,165,590	12,881,296	3,940,449	7,006,890	44,411,078	125,539,711	23,193,999	51,801,423

208,727	19,802,267	2,111,155	14,396,450	39,098,621	160,474,783	19,810,045	77,380,267

121,023,751	101,221,484	72,994,553	58,598,103	459,613,168	299,138,385	230,985,718	153,605,451

121,232,478	121,023,751	75,105,708	72,994,553	498,711,789	459,613,168	250,795,763	230,985,718

(289,638)	—	165,869	(471,361)	2,470,780	70,371	710,473	208,039

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2005 (unaudited) and the year ended December 31, 2004	2005	2004
From operations:
Net investment income (loss)	$1,598,438	1,098,634
Net realized gain (loss)	75,817	4,789,717
Change in net unrealized appreciation or depreciation	(3,618,759)	11,219,144

Net change in net assets resulting from operations	(1,944,504)	17,107,495
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(705)	(664,249)
Class B Shares	(61)	(284,551)
Institutional Shares	(477)	(174,286)
Class R-1 Shares	—	(16,391)
Class R-2 Shares	—	(14,884)
Class R-3 Shares	—	(15,886)

	(1,243)	(1,170,247)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—
Total distributions to shareowners	(1,243)	(1,170,247)
From Fund share transactions:
Proceeds from shares sold	26,904,595	35,650,953
Reinvestment of distributions	669,428	658

	27,574,023	35,651,611
Less payments for shares redeemed	(6,561,220)	(8,769,587)

Net increase (decrease) in net assets from Fund share transactions	21,012,803	26,882,024

Total increase in net assets	19,067,056	42,819,272

Net assets:
Beginning of period	113,891,972	71,072,700

End of period*	$132,959,028	113,891,972

	$1,580,595	(16,600)

*	Including undistributed (accumulated) net investment income (loss)

See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2005	2004	2005	2004	2005	2004	2005	2004

988,548	3,142,145	5,083,840	8,969,278	1,920,419	3,638,945	1,012,279	680,081
(1,538)	(1,144)	85,145	157,457	—	(428)	—	—
100,154	6,249,197	185,924	(257,454)	425,551	(151,290)	—	—

1,087,164	9,390,198	5,354,909	8,869,281	2,345,970	3,487,227	1,012,279	680,081

(690,532)	(1,973,569)	(2,419,705)	(4,209,020)	(1,324,908)	(2,427,578)	(786,368)	(548,076)
(271,666)	(918,892)	(960,493)	(1,762,045)	(591,229)	(1,203,717)	(51,024)	(21,039)
(67,817)	(164,979)	(1,633,625)	(2,957,929)	(4,282)	(7,650)	(127,358)	(99,400)
(6,830)	(24,897)	(25,968)	(12,909)	—	—	(17,258)	(3,245)
(6,590)	(23,768)	(23,157)	(13,143)	—	—	(18,684)	(3,786)
(7,959)	(24,785)	(20,892)	(14,232)	—	—	(11,587)	(4,535)

(1,051,394)	(3,130,890)	(5,083,840)	(8,969,278)	(1,920,419)	(3,638,945)	(1,012,279)	(680,081)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
(1,051,394)	(3,130,890)	(5,083,840)	(8,969,278)	(1,920,419)	(3,638,945)	(1,012,279)	(680,081)

14,825,898	41,143,195	33,115,590	69,919,861	11,192,875	16,837,793	66,655,111	133,845,314
763,015	2,176,364	2,925,338	6,198,716	631,607	1,147,008	895,268	609,130

15,588,913	43,319,559	36,040,928	76,118,577	11,824,482	17,984,801	67,550,379	134,454,444
(9,248,838)	(20,464,598)	(16,437,195)	(36,733,310)	(4,735,247)	(11,705,645)	(59,615,032)	(120,752,588)

6,340,075	22,854,961	19,603,733	39,385,267	7,089,235	6,279,156	7,935,347	13,701,856

6,375,845	29,114,269	19,874,802	39,285,270	7,514,786	6,127,438	7,935,347	13,701,856

165,884,346	136,770,077	251,758,528	212,473,258	101,127,925	95,000,487	91,389,300	77,687,444

172,260,191	165,884,346	271,633,330	251,758,528	108,642,711	101,127,925	99,324,647	91,389,300

(29,759)	33,087	—	—	—	—	—	—

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Income Fund
Six months ended June 30, 2005 (unaudited) and the year ended December 31, 2004	2005	2004
From operations:
Net investment income (loss)	$924,007	934,852
Net realized gain (loss)	678,689	2,067,826
Change in net unrealized appreciation or depreciation	(442,191)	1,067,256

Net change in net assets resulting from operations	1,160,505	4,069,934
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(556,721)	(900,466)
Class B Shares	(54,769)	(90,213)
Institutional Shares	(63,359)	(116,834)
Class R-1 Shares	(4,314)	(1,781)
Class R-2 Shares	(4,447)	(1,562)
Class R-3 Shares	(740)	(1,653)

	(684,350)	(1,112,509)
Net realized gain:
Class A Shares	—	(1,004,454)
Class B Shares	—	(131,811)
Institutional Shares	—	(102,986)
Class R-1 Shares	—	(1,795)
Class R-2 Shares	—	(1,545)
Class R-3 Shares	—	(1,545)

	—	(1,244,136)
Total distributions to shareowners	(684,350)	(2,356,645)
From Fund share transactions:
Proceeds from shares sold	27,018,380	53,278,382
Reinvestment of distributions	2,497,237	582,658

	29,515,617	53,861,040
Less payments for shares redeemed	(9,412,798)	(11,883,235)

Net increase (decrease) in net assets from Fund share transactions	20,102,819	41,977,805

Total increase in net assets	20,578,974	43,691,094

Net assets:
Beginning of period	81,768,902	38,077,808

End of period*	$102,347,876	81,768,902

	$170,484	(69,173)

*	Including undistributed (accumulated) net investment income (loss)

See accompanying notes to financial statements.

LifePath 2010 Fund		LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund
2005	2004	2005	2004	2005	2004	2005	2004

1,666,574	1,659,038	1,667,272	1,987,640	652,687	1,035,904	244,239	518,411
1,990,767	5,129,876	3,544,108	8,140,122	2,605,876	5,446,904	1,679,840	3,386,772
(1,340,505)	3,335,354	(2,526,407)	7,094,458	(1,888,351)	5,235,643	(1,114,648)	3,273,164

2,316,836	10,124,268	2,684,973	17,222,220	1,370,212	11,718,451	809,431	7,178,347

(1,831)	(1,468,547)	(4,231)	(1,725,887)	(9,054)	(728,942)	(1,338)	(399,823)
2,204	(236,668)	2,549	(303,335)	2,184	(142,219)	4,362	(85,644)
2,043	(207,935)	(1,408)	(267,601)	(280)	(190,886)	(33)	(128,753)
—	(1,720)	—	(2,178)	—	(1,536)	—	(1,619)
—	(1,340)	—	(1,163)	—	(933)	—	(911)
—	(1,381)	—	(1,244)	—	(1,018)	—	(1,013)

2,416	(1,917,591)	(3,090)	(2,301,408)	(7,150)	(1,065,534)	2,991	(617,763)

—	(2,558,555)	—	(2,972,237)	—	(1,687,539)	—	(846,697)
—	(568,617)	—	(748,950)	—	(518,141)	—	(282,642)
—	(282,700)	—	(349,242)	—	(315,925)	—	(196,484)
—	(2,707)	—	(3,235)	—	(3,020)	—	(2,898)
—	(2,080)	—	(1,766)	—	(1,867)	—	(1,689)
—	(2,007)	—	(1,759)	—	(1,854)	—	(1,696)

—	(3,416,666)	—	(4,077,189)	—	(2,528,346)	—	(1,332,106)
2,416	(5,334,257)	(3,090)	(6,378,597)	(7,150)	(3,593,880)	2,991	(1,949,869)

64,769,364	126,971,153	98,279,378	176,426,563	71,806,604	106,488,983	52,443,865	66,816,426
5,290,351	146,990	6,332,483	184,161	3,554,376	102,312	1,913,607	39,117

70,059,715	127,118,143	104,611,861	176,610,724	75,360,980	106,591,295	54,357,472	66,855,543
(15,821,265)	(14,500,423)	(17,101,129)	(16,610,093)	(9,155,306)	(11,331,490)	(5,961,796)	(7,844,098)

54,238,450	112,617,720	87,510,732	160,000,631	66,205,674	95,259,805	48,395,676	59,011,445

56,557,702	117,407,731	90,192,615	170,844,254	67,568,736	103,384,376	49,208,098	64,239,923

173,880,406	56,472,675	243,747,621	72,903,367	144,708,634	41,324,258	84,393,281	20,153,358

230,438,108	173,880,406	333,940,236	243,747,621	212,277,370	144,708,634	133,601,379	84,393,281

1,693,185	24,195	1,469,057	(195,125)	654,311	8,774	183,364	(63,866)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Small Cap Equity Fund invests typically have market capitalizations of $59 million to $3.6 billion at the time the Small Cap Equity Fund purchases the securities.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the “Russell 2000® Index”)2. The Small Cap Index Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (“EAFE® Free Index”)3. The International Index Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at the net proceeds from the sales transaction.

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2005. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2005, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds except the Tax Advantaged Bond Fund only by individuals or entities who enter into a Retirement Plan Record Keeping Service Agreement with Retirement Services, Inc. (“Bisys”), and who intend that the plan for which Bisys is providing administrative services will purchase Fund shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond, Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Funds’ relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (currently at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage of ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 06/30/2005
S&P 500 Index Fund	S&P 500 Index Master Portfolio	21.20%

Small Cap Index Fund	Russell 2000 Index Master Portfolio	100.00%

International Index Fund	International Index Master Portfolio	100.00%

LifePath Income Fund	LifePath Retirement Master Portfolio	49.14%

LifePath 2010 Fund	LifePath 2010 Master Portfolio	39.83%

LifePath 2020 Fund	LifePath 2020 Master Portfolio	37.00%

LifePath 2030 Fund	LifePath 2030 Master Portfolio	38.91%

LifePath 2040 Fund	LifePath 2040 Master Portfolio	37.81%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Feeder Fund’s financial statements.

Each Feeder Fund records its investment in its Master Portfolio at fair value, based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio’s financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareowners

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2005, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$239,468,444	$40,140,558	$(13,886,809)	$26,253,749
Small Cap Equity Fund	111,879,489	22,287,240	(11,458,374)	10,828,866
International Equity Fund	67,109,302	11,432,497	(3,526,612)	7,905,885
Equity and Bond Fund	163,954,696	7,978,874	—	7,978,874
Bond Fund	265,472,378	5,805,307	(1,494,745)	4,310,562
Tax Advantaged Bond Fund	100,240,158	7,157,905	(1,253)	7,156,652
Money Market Fund	98,770,890	—	—	—

The unrealized appreciation and depreciation information for the Master Investment Portfolio (“MIP”) can be found in the MIP Notes to Financials. The tax cost information noted in the LifePath Master Portfolios’ Notes to Financials does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios. See the MIP Notes to Financials for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The LifePath Income Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $512,545 and capital gains of $18,674 during 2004 as ordinary income for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2004, was $639,116.

The tax character of distributions made during the six months ended June 30, 2005, were the same as the composition of distributions reflected in the Statements of Changes in Net Assets as of June 30, 2005.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for all classes was as follows for the year ended December 31, 2004:

2004	Ordinary Income
	Class A	Class B	Institutional	Class R-1	Class R-2	Class R-3
Small Cap Index Fund	$2,279,189	1,058,127	490,071	24,710	21,126	22,069
LifePath Income Fund	1,212,830	131,204	148,861	2,339	2,043	2,134
LifePath 2010 Fund	2,149,975	388,103	283,224	2,441	1,894	1,915
LifePath 2020 Fund	2,774,333	567,528	390,797	3,319	1,786	1,865
LifePath 2030 Fund	1,151,422	271,935	269,978	2,292	1,400	1,482
LifePath 2040 Fund	854,241	237,339	234,207	3,174	1,817	1,923

2004	Long Term Capital Gain
	Class A	Class B	Institutional	Class R-1	Class R-2	Class R-3
Small Cap Index Fund	$1,887,464	985,148	329,477	18,353	15,447	15,473
LifePath Income Fund	692,090	90,820	70,959	1,237	1,064	1,064
LifePath 2010 Fund	1,877,127	417,182	207,411	1,986	1,526	1,473
LifePath 2020 Fund	1,923,791	484,757	226,046	2,094	1,143	1,138
LifePath 2030 Fund	1,265,059	388,425	236,833	2,264	1,400	1,390
LifePath 2040 Fund	392,279	130,947	91,030	1,343	783	786

2004	Total Distributions
	Class A	Class B	Institutional	Class R-1	Class R-2	Class R-3
Small Cap Index Fund	$4,166,653	2,043,275	819,548	43,063	36,573	37,542
LifePath Income Fund	1,904,920	222,024	219,820	3,576	3,107	3,198
LifePath 2010 Fund	4,027,102	805,285	490,635	4,427	3,420	3,388
LifePath 2020 Fund	4,698,124	1,052,285	616,843	5,413	2,929	3,003
LifePath 2030 Fund	2,416,481	660,360	506,811	4,556	2,800	2,872
LifePath 2040 Fund	1,246,520	368,286	325,237	4,517	2,600	2,709

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of December 31, 2004.

From November 1, 2004 through December 31, 2004, the Equity Fund incurred approximately $842,771 of net realized losses. As permitted by tax regulations, the Equity Fund elected to defer these losses and treat them as arising on January 1, 2005.

From November 1, 2004 through December 31, 2004, the International Equity Fund, LifePath Income Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund incurred approximately $66,131, $3,695, $132,597, $1,884 and $58,149 in foreign exchange losses, respectively. As permitted by tax regulations, those Funds elected to defer these losses and treat them as arising on January 1, 2005.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

At June 30, 2005, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration				Total
	2009	2010	2011	2012
Equity Fund	$—	3,983,984	577,465	—	$4,561,449
Small Cap Equity Fund	—	—	2,200,639	—	2,200,639
International Equity Fund	104,896	4,360,867	4,740,479	—	9,206,242
S&P 500 Index Fund	187,247	3,819,990	903,770	—	4,911,007
International Index Fund	—	972,310	622,378	—	1,594,688
Equity and Bond Fund	—	—	—	8,846	8,846
Bond Fund	—	—	498,280	—	498,280
Tax Advantaged Bond Fund	328	2,457	102,062	428	105,275

At December 31, 2004, the Small Cap Index Fund, LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund had an undistributed long-term capital gain of $738,944, $93,101, $79,426, $203,906, $36,679 and $8,317, respectively.

The undistributed net investment income in accordance with the federal tax regulations at December 31, 2004, for the International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund and Money Market Fund, was $199,523, $55,646, $428,362, $184,088, $48,913 and $7,441, respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities as of December 31, 2004, for the International Equity Fund relates to forward foreign currency contracts, mark-to-market of PFICs, and post-October loss deferrals. For the S&P 500 Index Fund and the Small Cap Index Fund, the difference relates to return of capital transactions. For the International Index Fund, the difference relates to mark-to-market of PFICs and forward foreign currency contracts. For the Bond Fund and Money Market Fund, dividends paid for federal income tax purposes are less than dividends paid in accordance with GAAP due to non-deductible 12b-1 fees in 2001. The undistributed net investment income in accordance with the federal tax regulations at December 31, 2004, for the LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund, was $5,556, $127,405, $553,456, $436,561 and $424,522, respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities as of December 31, 2004, relates primarily to amortization for GAAP but not for federal income tax purposes and post-October loss deferrals. For the remaining Funds, the undistributed net investment income in accordance with federal tax regulations at December 31, 2004 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities as of December 31, 2004.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2005. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Financial instruments

The Feeder Funds, through their investment in the Master Portfolios, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC quarterly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors’ (“Barclays”) investment advisory services to the Master Portfolio.

Equity Fund	0.60%
Small Cap Equity Fund	0.80%
International Equity Fund	0.80%
S&P 500 Index Fund	0.20%
Small Cap Index Fund	0.35%
International Index Fund	0.50%
Equity and Bond Fund	None
Bond Fund	0.10%
Tax Advantaged Bond Fund	0.10%
Money Market Fund	0.10%
LifePath Income Fund	0.70%
LifePath 2010 Fund	0.70%
LifePath 2020 Fund	0.70%
LifePath 2030 Fund	0.70%
LifePath 2040 Fund	0.70%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying Funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of those Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds. During the six months ended June 30, 2005, the following fees were earned by Capital Guardian for providing sub-advisory services (although not all amounts indicated were paid during that period):

Small Cap Equity Fund	$199,435
International Equity Fund	127,427

Total	$326,862

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

	Class A	Class B	Class R-1	Class R-2
All Funds other than Money Market Fund	0.25%	0.65%	0.50%	0.30%
Money Market Fund	0.15%	0.55%	0.40%	0.20%

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the applicable distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2005, VP Management Corp. had not been reimbursed for the following amounts:

Equity Fund	$3,189,204
Small Cap Equity Fund	4,106,440
International Equity Fund	2,950,856
S&P 500 Index Fund	8,681,127
Small Cap Index Fund	5,625,027
International Index Fund	3,392,220
Equity and Bond Fund	5,474,480
Bond Fund	4,841,680
Tax Advantaged Bond Fund	4,661,713
Money Market Fund	2,462,573
LifePath Income Fund	766,853
LifePath 2010 Fund	1,687,671
LifePath 2020 Fund	2,480,528
LifePath 2030 Fund	1,512,155
LifePath 2040 Fund	898,576

TOTAL	$52,731,103

The Trust has a separate shareholder services agreement with SFIMC. Through April 30, 2005, the terms of the shareholder services agreement provided that each Fund paid SFIMC a fee of 0.25% of average daily net assets of Class A and Class B shares and 0.32% of Class R-1, Class R-2 and Class R-3 shares. Effective May 1, 2005, each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees and the Trust’s portion of the compensation paid to or accrued for the Trust’s Chief Compliance Officer.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Limitation and Expense Waiver Agreements

For the Class A, Class B and Institutional shares of all Funds other than the LifePath Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average net assets indicated in the table below. SFIMC has agreed to reimburse each LifePath Fund Class if, and to the extent, the LifePath Fund Class’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund Class’s average net assets shown in the table below:

	Class A		Class B		Institutional through 04/30/2005	Institutional effective 05/01/2005
Equity Fund	1.20%		1.60%		0.70%	0.95%
Small Cap Equity Fund	1.40%		1.80%		0.90%	1.15%
International Equity Fund	1.50%		1.90%		1.00%	1.25%
S&P 500 Index Fund	0.80%		1.20%		0.30%	0.55%
Small Cap Index Fund	0.95%		1.35%		0.45%	0.70%
International Index Fund	1.15%		1.55%		0.65%	0.90%
Equity and Bond Fund	0.25	%(a)	0.65	%(a)	—	—
Bond Fund	0.70%		1.10%		0.20%	0.45%
Tax Advantaged Bond Fund	0.70%		1.10%		0.20%	0.45%
Money Market Fund	0.60%		1.00%		0.20%	0.45%
LifePath Income Fund	1.30%		1.70%		0.80%	1.05%
LifePath 2010 Fund	1.30%		1.70%		0.80%	1.05%
LifePath 2020 Fund	1.30%		1.70%		0.80%	1.05%
LifePath 2030 Fund	1.30%		1.70%		0.80%	1.05%
LifePath 2040 Fund	1.30%		1.70%		0.80%	1.05%

(a)	Through April 30, 2005, the expense reimbursement threshold for Equity and Bond Fund Class A and Class B shares was 0.50% and 0.90%, respectively. Effective May 1, 2005, the expense reimbursement threshold for the Equity and Bond Fund Class A and Class B shares was reduced to 0.25% and 0.65%, respectively.

All changes effective May 1, 2005, are a result of changes previously described in the Distribution and Shareholder Services Agreements section.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold
Equity Fund	0.10%
Small Cap Equity Fund	0.10%
International Equity Fund	0.20%
S&P 500 Index Fund	0.10%
Small Cap Index Fund	0.10%
International Index Fund	0.15%
Bond Fund	0.10%
Money Market Fund	0.10%
LifePath Income Fund	0.10%
LifePath 2010 Fund	0.10%
LifePath 2020 Fund	0.10%
LifePath 2030 Fund	0.10%
LifePath 2040 Fund	0.10%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder servicing fees directly incurred by the Equity and Bond Fund. With respect to all classes of the LifePath Funds, Barclays has voluntarily agreed to waive management fees at the Master Portfolio level in an amount equal to the management fees, if any, charged to the Underlying Funds.

These arrangements are voluntary and may be eliminated by SFIMC or Barclays at any time.

3.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2005		Year ended December 31, 2004
	Purchases	Sales	Purchases	Sales
Equity Fund	$—	$1,170,745	$44,534,300	$4,022,647
Small Cap Equity Fund	28,071,575	27,835,754	50,988,662	37,852,316
International Equity Fund	15,369,149	10,116,732	19,938,849	13,282,925
Equity and Bond Fund	8,915,660	1,521,414	22,104,368	1,235,563
Bond Fund	39,441,445	18,415,358	64,828,968	26,133,534
Tax Advantaged Bond Fund	6,136,591	—	7,361,835	1,739,955

Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at June 30, 2005:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
712,890	Canadian Dollar	3	07/05/2005-07/29/2005	582,349	(6,349)
336,839	Euro	2	07/05/2005-07/07/2005	407,663	24,872
500,993	Great Britain Pound	4	07/05/2005-09/28/2005	896,072	(13,421)
230,215	Hong Kong Dollar	1	07/05/2005	29,625	10
111,157,100	Japanese Yen	6	07/01/2005-07/20/2005	1,003,042	28,675
2,021,860	Swiss Franc	8	07/01/2005-09/28/2005	1,585,368	43,423

				Total	$77,210

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Fund share transactions

Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2005

	Class A Dollar Amounts				Class A Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$11,719,657	$740	$9,951,193	$1,769,204	1,370,480	87	1,162,390	208,177
Small Cap Equity Fund	5,392,348	—	4,936,347	456,001	545,505	—	496,874	48,631
International Equity Fund	3,895,245	197	1,428,838	2,466,604	422,773	21	155,142	267,652
S&P 500 Index Fund	46,220,833	3,010,141	22,835,836	26,395,138	5,135,942	330,422	2,533,584	2,932,780
Small Cap Index Fund	20,287,883	3,296,738	9,679,075	13,905,546	1,609,667	252,042	768,509	1.093,200
International Index Fund	17,407,770	449,167	4,020,313	13,836,624	1,706,441	43,822	395,049	1,355,214
Equity and Bond Fund	9,797,590	541,162	6,522,925	3,815,827	1,026,052	56,607	683,457	399,202
Bond Fund	20,581,602	2,075,008	11,220,114	11,436,496	1,944,890	195,868	1,059,859	1,080,899
Tax Advantaged Bond Fund	10,781,746	566,301	4,019,637	7,328,410	970,895	50,920	361,532	660,283
Money Market Fund	53,687,476	747,505	50,493,279	3,941,702	53,687,476	747,505	50,493,279	3,941,702
LifePath Income Fund	22,725,899	2,043,087	8,209,268	16,559,718	2,053,437	184,662	743,054	1,495,045
LifePath 2010 Fund	50,405,570	4,022,535	11,953,803	42,474,302	4,373,065	348,875	1,035,367	3,686,573
LifePath 2020 Fund	71,301,049	4,685,764	13,120,728	62,866,085	5,873,733	385,343	1,080,034	5,179,042
LifePath 2030 Fund	48,586,365	2,410,441	6,810,985	44,185,821	3,859,287	191,153	540,930	3,509,510
LifePath 2040 Fund	34,252,702	1,243,324	4,008,495	31,487,531	2,640,004	95,567	307,814	2,427,757

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,624,663	$(20)	$2,814,081	$810,562	427,091	(2)	331,233	95,856
Small Cap Equity Fund	1,614,306	—	1,200,311	413,995	166,465	—	123,525	42,940
International Equity Fund	919,598	21	368,155	551,464	100,431	2	40,139	60,294
S&P 500 Index Fund	13,707,236	713,743	6,329,662	8,091,317	1,526,489	78,433	703,440	901,482
Small Cap Index Fund	5,179,521	1,046,185	2,332,677	3,893,029	414,996	80,476	186,730	308,742
International Index Fund	3,696,751	93,238	899,287	2,890,702	362,573	9,096	88,264	283,405
Equity and Bond Fund	3,470,475	153,444	2,317,646	1,306,273	364,111	16,034	242,777	137,368
Bond Fund	4,433,558	642,110	3,016,971	2,058,697	418,977	60,600	285,003	194,574
Tax Advantaged Bond Fund	370,944	63,372	707,774	(273,458)	33,288	5,696	63,675	(24,691)
Money Market Fund	772,942	6,803	417,622	362,123	772,942	6,803	417,622	362,123
LifePath Income Fund	2,142,596	223,718	778,698	1,587,616	193,882	20,221	70,531	143,572
LifePath 2010 Fund	8,163,347	791,000	1,845,166	7,109,181	710,051	68,842	160,591	618,302
LifePath 2020 Fund	15,680,811	1,038,031	2,504,400	14,214,442	1,293,581	85,505	206,504	1,172,582
LifePath 2030 Fund	12,768,561	648,104	1,534,823	11,881,842	1,019,243	51,601	122,681	948,163
LifePath 2040 Fund	8,854,935	354,616	1,035,295	8,174,256	683,140	27,320	80,060	630,400

	Institutional Class Dollar Amounts				Institutional Class Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,502,010	$60	$980,714	$5,521,356	782,406	8	117,305	665,109
Small Cap Equity Fund	1,623,032	—	677,137	945,895	164,202	—	67,896	96,306
International Equity Fund	982,963	200	273,357	709,806	107,635	26	29,560	78,101
S&P 500 Index Fund	8,943,539	507,768	1,795,576	7,655,731	992,687	55,617	198,928	849,376
Small Cap Index Fund	5,594,649	708,676	1,698,111	4,605,214	442,142	53,691	133,237	362,596
International Index Fund	5,114,315	125,176	1,588,487	3,651,004	499,779	12,181	156,662	355,298
Equity and Bond Fund	1,345,200	66,856	383,187	1,028,869	141,680	7,031	40,231	108,480
Bond Fund	6,992,541	195,260	2,109,823	5,077,978	661,011	18,451	199,490	479,972
Tax Advantaged Bond Fund	40,185	1,934	7,836	34,283	3,631	174	704	3,101
Money Market Fund	5,873,482	123,116	5,056,372	940,226	5,873,482	123,116	5,056,372	940,226
LifePath Income Fund	1,106,459	223,019	385,134	944,344	100,042	20,116	34,770	85,388
LifePath 2010 Fund	4,898,071	475,553	2,005,064	3,368,560	423,230	41,031	173,661	290,600
LifePath 2020 Fund	9,060,685	606,105	1,384,175	8,282,615	742,105	49,559	113,294	678,370
LifePath 2030 Fund	8,519,900	494,013	765,363	8,248,550	674,534	39,053	60,688	652,899
LifePath 2040 Fund	7,271,038	313,767	877,915	6,706,890	557,925	24,043	27,166	514,802

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$430,344	$—	$24,771	$405,573	51,474	—	2,964	48,510
Small Cap Equity Fund	217,923	—	13,247	204,676	22,062	—	1,308	20,754
International Equity Fund	137,364	—	7,168	130,196	15,029	—	788	14,241
S&P 500 Index Fund	1,377,681	7,325	157,854	1,227,152	152,918	803	17,472	136,249
Small Cap Index Fund	526,236	6,819	75,223	457,832	41,561	517	5,778	36,300
International Index Fund	305,934	1,838	32,435	275,337	29,790	179	3,183	26,786
Equity and Bond Fund	157,692	1,244	17,094	141,842	16,779	132	1,815	15,096
Bond Fund	569,406	7,958	67,889	509,475	53,854	752	6,397	48,209
Money Market Fund	2,269,815	8,272	1,336,947	941,140	2,269,815	8,272	1,336,947	941,140
LifePath Income Fund	482,298	3,669	32,575	453,392	43,486	332	2,921	40,897
LifePath 2010 Fund	589,525	1,143	16,380	574,288	50,982	99	1,415	49,666
LifePath 2020 Fund	1,018,422	2,504	48,224	972,702	83,465	205	3,942	79,728
LifePath 2030 Fund	1,002,872	1,772	33,352	971,292	79,450	140	2,658	76,932
LifePath 2040 Fund	840,327	1,886	36,035	806,178	64,639	145	2,739	62,045

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$753,863	$—	$12,706	$741,157	89,740	—	1,516	88,224
Small Cap Equity Fund	104,218	—	10,454	93,764	10,162	—	1,048	9,114
International Equity Fund	87,903	—	20,791	67,112	9,462	—	2,273	7,189
S&P 500 Index Fund	1,025,507	—	36,215	989,292	113,344	—	3,965	109,379
Small Cap Index Fund	322,407	—	10,702	311,705	25,682	—	832	24,850
International Index Fund	355,247	—	19,168	336,079	35,097	—	1,881	33,216
Equity and Bond Fund	38,724	237	—	38,961	4,081	25	—	4,106
Bond Fund	490,983	4,370	21,481	473,872	46,693	412	2,021	45,084
Money Market Fund	3,599,649	8,830	2,249,433	1,359,046	3,599,649	8,830	2,249,433	1,359,046
LifePath Income Fund	561,118	3,744	7,123	557,739	50,539	340	638	50,241
LifePath 2010 Fund	700,385	120	696	699,809	60,454	10	60	60,404
LifePath 2020 Fund	926,077	45	7,969	918,153	75,990	4	652	75,342
LifePath 2030 Fund	746,670	33	10,782	735,921	58,976	3	844	58,135
LifePath 2040 Fund	1,203,146	2	4,052	1,199,096	92,307	—	307	92,000

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$39,185	$—	$1,620	$37,565	4,740	—	194	4,546
Small Cap Equity Fund	61,043	—	9,784	51,259	6,053	—	977	5,076
International Equity Fund	15,281	—	14	15,267	1,668	—	2	1,666
S&P 500 Index Fund	87,618	37	35,207	52,448	9,662	4	4,001	5,665
Small Cap Index Fund	34,294	62	13,683	20,673	2,705	5	1,122	1,588
International Index Fund	24,578	9	1,530	23,057	2,407	1	149	2,259
Equity and Bond Fund	16,217	72	7,986	8,303	1,711	8	848	871
Bond Fund	47,500	632	917	47,215	4,495	60	86	4,469
Money Market Fund	451,747	742	61,379	391,110	451,747	742	61,379	391,110
LifePath Income Fund	10	—	—	10	1	—	—	1
LifePath 2010 Fund	12,466	—	156	12,310	1,075	—	13	1,062
LifePath 2020 Fund	292,334	34	35,633	256,735	23,760	3	2,905	20,858
LifePath 2030 Fund	182,236	13	1	182,248	14,305	1	—	14,306
LifePath 2040 Fund	21,717	12	4	21,725	1,699	1	—	1,700

Year ended December 31, 2004 (Since September 13, 2004, for all Class R shares)

	Class A Dollar Amounts				Class A Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$30,509,211	$877,951	$15,871,530	$15,515,632	3,759,736	102,445	1,963,049	1,899,132
Small Cap Equity Fund	15,440,914	—	10,375,109	5,065,805	1,592,755	—	1,115,529	477,226
International Equity Fund	6,728,156	116,971	5,007,424	1,837,703	789,799	12,561	595,649	206,711
S&P 500 Index Fund	121,031,241	1,110,016	37,076,819	85,064,438	14,066,971	131,980	4,315,887	9,883,064
Small Cap Index Fund	47,919,275	456,837	16,565,535	31,810,577	3,914,519	38,814	1,363,556	2,589,777
International Index Fund	22,483,201	565	6,779,641	15,704,125	2,447,136	67	740,949	1,706,254
Equity and Bond Fund	26,722,179	1,506,161	15,627,996	12,600,344	2,885,938	159,821	1,691,426	1,354,333
Bond Fund	43,608,056	3,467,988	27,079,642	19,996,402	4,094,023	326,202	2,545,901	1,874,324
Tax Advantaged Bond Fund	15,840,534	1,009,339	10,222,541	6,627,332	1,428,604	91,249	924,590	595,263
Money Market Fund	116,045,100	510,161	108,518,512	8,036,749	116,045,100	510,161	108,518,512	8,036,749
LifePath Income Fund	43,821,573	484,049	10,719,548	33,586,074	4,015,245	44,672	985,547	3,074,370
LifePath 2010 Fund	97,420,269	111,956	11,629,613	85,902,612	8,612,027	10,051	1,026,895	7,595,183
LifePath 2020 Fund	130,559,341	136,886	12,542,234	118,153,993	11,097,835	11,873	1,065,677	10,044,031
LifePath 2030 Fund	73,238,584	66,638	8,028,883	65,276,339	6,062,226	5,658	659,780	5,408,104
LifePath 2040 Fund	43,587,000	25,915	5,527,561	38,085,354	3,519,848	2,145	444,706	3,077,287

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,159,427	$213,834	$3,559,477	$5,813,784	1,136,949	25,098	441,414	720,633
Small Cap Equity Fund	4,375,867	—	1,886,431	2,489,436	455,021	—	199,637	255,384
International Equity Fund	1,733,030	18,974	598,985	1,153,019	204,538	2,049	70,318	136,269
S&P 500 Index Fund	33,996,084	228,195	9,549,850	24,674,429	3,959,032	27,131	1,110,289	2,875,874
Small Cap Index Fund	12,499,960	97,964	3,340,940	9,256,984	1,032,948	8,350	275,453	765,845
International Index Fund	5,070,288	(97)	1,082,118	3,988,073	554,886	(12)	118,379	436,495
Equity and Bond Fund	8,916,229	506,725	4,081,207	5,341,747	961,240	53,594	439,675	575,159
Bond Fund	9,729,416	1,144,754	6,109,222	4,764,948	913,087	107,611	572,880	447,818
Tax Advantaged Bond Fund	966,827	134,830	1,474,535	(372,878)	87,015	12,188	133,515	(34,312)
Money Market Fund	798,002	2,379	609,952	190,429	798,002	2,379	609,952	190,429
LifePath Income Fund	5,151,052	45,121	846,413	4,349,760	473,145	4,173	77,918	399,400
LifePath 2010 Fund	18,307,057	19,662	1,789,852	16,536,867	1,623,915	1,768	158,398	1,467,285
LifePath 2020 Fund	29,951,785	26,807	2,868,971	27,109,621	2,553,277	2,327	243,158	2,312,446
LifePath 2030 Fund	20,708,505	14,788	2,263,293	18,460,000	1,721,797	1,259	186,612	1,536,444
LifePath 2040 Fund	13,188,031	5,558	1,641,406	11,552,183	1,068,974	461	132,731	936,704

	Institutional Class Dollar Amounts				Institutional Class Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$18,044,567	$206,966	$2,124,688	$16,126,845	2,289,954	24,727	267,379	2,047,302
Small Cap Equity Fund	3,565,611	—	1,271,816	2,293,795	364,961	—	133,130	231,831
International Equity Fund	1,349,386	34,512	418,186	965,712	158,757	3,729	48,992	113,494
S&P 500 Index Fund	15,463,275	187,876	3,414,238	12,236,913	1,793,379	22,293	395,043	1,420,629
Small Cap Index Fund	9,534,270	113,986	2,128,172	7,520,084	770,624	9,595	171,957	608,262
International Index Fund	4,955,157	190	907,828	4,047,519	534,470	22	95,668	438,824
Equity and Bond Fund	2,427,355	161,769	755,339	1,833,785	262,970	17,265	81,778	198,457
Bond Fund	13,395,564	1,585,495	3,544,446	11,436,613	1,260,817	149,516	334,340	1,075,993
Tax Advantaged Bond Fund	30,432	2,839	8,569	24,702	2,728	257	782	2,203
Money Market Fund	13,819,705	96,393	11,623,896	2,292,202	13,819,705	96,393	11,623,896	2,292,202
LifePath Income Fund	3,987,617	53,488	317,259	3,723,846	361,446	4,924	29,024	337,346
LifePath 2010 Fund	10,897,675	15,372	1,080,943	9,832,104	955,252	1,375	94,397	862,230
LifePath 2020 Fund	15,511,700	20,468	1,198,739	14,333,429	1,313,615	1,769	100,693	1,214,691
LifePath 2030 Fund	12,169,000	20,886	1,039,160	11,150,726	1,004,184	1,768	85,089	920,863
LifePath 2040 Fund	9,635,156	7,644	675,026	8,967,774	775,392	631	54,024	721,999

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,050,653	$561	$—	$1,051,214	135,105	67	—	135,172
Small Cap Equity Fund	1,031,224	—	—	1,031,224	116,841	—	—	116,841
International Equity Fund	1,049,582	469	—	1,050,051	125,662	50	—	125,712
S&P 500 Index Fund	1,561,325	—	67	1,561,258	177,275	—	8	177,267
Small Cap Index Fund	1,211,918	—	—	1,211,918	98,011	—	—	98,011
International Index Fund	1,141,642	—	—	1,141,642	124,208	—	—	124,208
Equity and Bond Fund	1,076,019	1,677	—	1,077,696	117,501	178	—	117,679
Bond Fund	1,179,943	463	—	1,180,406	111,169	43	—	111,212
Money Market Fund	1,121,776	117	98	1,121,795	1,121,776	117	98	1,121,795
LifePath Income Fund	118,140	—	15	118,125	10,750	—	1	10,749
LifePath 2010 Fund	136,943	—	15	136,928	11,910	—	1	11,909
LifePath 2020 Fund	192,810	—	149	192,661	15,921	—	12	15,909
LifePath 2030 Fund	170,372	—	154	170,218	13,776	—	12	13,764
LifePath 2040 Fund	205,612	—	105	205,507	16,101	—	8	16,093

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,000,010	$—	$—	$1,000,010	129,033	—	—	129,033
Small Cap Equity Fund	1,000,135	—	128	1,000,007	113,780	—	14	113,766
International Equity Fund	1,000,010	—	—	1,000,010	120,193	—	—	120,193
S&P 500 Index Fund	1,000,010	—	—	1,000,010	116,010	—	—	116,010
Small Cap Index Fund	1,000,010	—	—	1,000,010	82,441	—	—	82,441
International Index Fund	1,000,010	—	—	1,000,010	110,255	—	—	110,255
Equity and Bond Fund	1,000,010	—	—	1,000,010	109,530	—	—	109,530
Bond Fund	1,000,020	—	—	1,000,020	94,253	—	—	94,253
Money Market Fund	1,000,357	—	90	1,000,267	1,000,357	—	90	1,000,267
LifePath Income Fund	100,000	—	—	100,000	9,132	—	—	9,132
LifePath 2010 Fund	109,199	—	—	109,199	9,579	—	—	9,579
LifePath 2020 Fund	109,711	—	—	109,711	9,269	—	—	9,269
LifePath 2030 Fund	102,033	—	—	102,033	8,464	—	—	8,464
LifePath 2040 Fund	100,130	—	—	100,130	8,140	—	—	8,140

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,002,220	$28	$122	$1,002,126	129,298	3	14	129,287
Small Cap Equity Fund	1,001,050	—	21	1,001,029	113,869	—	2	113,867
International Equity Fund	1,000,401	4	10	1,000,395	120,236	1	1	120,236
S&P 500 Index Fund	1,002,663	—	—	1,002,663	116,301	—	—	116,301
Small Cap Index Fund	1,001,850	—	—	1,001,850	82,578	—	—	82,578
International Index Fund	1,000,655	—	—	1,000,655	110,319	—	—	110,319
Equity and Bond Fund	1,001,403	32	56	1,001,379	109,676	3	6	109,673
Bond Fund	1,006,862	16	—	1,006,878	94,896	1	—	94,897
Money Market Fund	1,060,374	80	40	1,060,414	1,060,374	80	40	1,060,414
LifePath Income Fund	100,000	—	—	100,000	9,132	—	—	9,132
LifePath 2010 Fund	100,010	—	—	100,010	8,796	—	—	8,796
LifePath 2020 Fund	101,216	—	—	101,216	8,580	—	—	8,580
LifePath 2030 Fund	100,489	—	—	100,489	8,344	—	—	8,344
LifePath 2040 Fund	100,497	—	—	100,497	8,168	—	—	8,168

STATE FARM MUTUAL FUND TRUST EQUITY FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2005 (d)	$8.54	$0.04	$(0.06)	$(0.02)	$—	$—	$—
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)
Year ended 12/31/2003	6.55	0.05	1.44	1.49	(0.04)	—	(0.04)
Year ended 12/31/2002	8.10	0.04	(1.56)	(1.52)	(0.03)	—	(0.03)
Year ended 12/31/2001	9.47	0.02	(1.39)	(1.37)	—	—	—
Period ended 12/31/2000 (f)	10.00	0.01	(0.53)	(0.52)	(0.01)	—	(0.01)
Class B Shares
Six months ended 06/30/2005 (d)	8.49	0.03	(0.06)	(0.03)	—	—	—
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)
Year ended 12/31/2003	6.51	0.02	1.45	1.47	(0.02)	—	(0.02)
Year ended 12/31/2002	8.06	0.01	(1.55)	(1.54)	(0.01)	—	(0.01)
Year ended 12/31/2001	9.47	(0.02)	(1.39)	(1.41)	—	—	—
Period ended 12/31/2000 (f)	10.00	0.01	(0.53)	(0.52)	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2005 (d)	8.34	0.06	(0.06)	(0.00)	—	—	—
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)
Year ended 12/31/2003	6.38	0.09	1.41	1.50	(0.07)	—	(0.07)
Year ended 12/31/2002	7.88	0.07	(1.52)	(1.45)	(0.05)	—	(0.05)
Period ended 12/31/2001 (g)	7.54	0.02	0.34	0.36	(0.02)	—	(0.02)
Class R-1 Shares
Six months ended 06/30/2005 (d)	8.33	0.03	(0.05)	(0.02)	—	—	—
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2005 (d)	8.33	0.04	(0.05)	(0.01)	—	—	—
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2005 (d)	8.33	0.05	(0.05)	0.00	—	—	—
Period ended 12/31/2004 (h)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(d)	Unaudited.

(e)	Determined on an annualized basis.

(f)	From commencement of investment operations October 31, 2000.

(g)	From commencement of investment operations November 1, 2001.

(h)	From commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)		Net investment income (loss)		Expenses (c)		Net investment income (loss)		Portfolio turnover rate
$8.52	(0.23)%	$97.3	1.18	%(e)	1.01	%(e)	1.18	%(e)	1.01	%(e)	0	%(e)
8.54	7.80	95.7	1.18		1.11		1.18		1.11		2
8.00	22.81	74.4	1.20		0.72		1.23		0.69		1
6.55	(18.75)	29.2	1.20		0.58		1.24		0.54		3
8.10	(14.47)	13.6	1.20		0.22		1.27		0.15		1
9.47	(5.17)	24.2	0.81	(e)	0.86	(e)	0.81	(e)	0.86	(e)	0	(e)
8.46	(0.35)	43.7	1.58	(e)	0.61	(e)	1.58	(e)	0.61	(e)	0	(e)
8.49	7.32	43.0	1.58		0.71		1.58		0.71		2
7.96	22.57	34.6	1.60		0.32		1.62		0.30		1
6.51	(19.15)	16.2	1.60		0.16		1.64		0.12		3
8.06	(14.89)	10.9	1.60		(0.18)		1.67		(0.25)		1
9.47	(5.17)	24.2	0.81	(e)	0.86	(e)	0.81	(e)	0.86	(e)	0	(e)
8.34	0.00	120.0	0.77	(e)	1.42	(e)	0.77	(e)	1.42	(e)	0	(e)
8.34	8.34	114.4	0.68		1.62		0.68		1.62		2
7.81	23.52	91.2	0.68		1.24		0.68		1.24		1
6.38	(18.35)	51.5	0.70		1.07		0.72		1.05		3
7.88	4.82	33.0	0.70	(e)	0.85	(e)	0.70	(e)	0.85	(e)	1	(e)
8.31	(0.24)	1.5	1.50	(e)	0.69	(e)	1.50	(e)	0.69	(e)	0	(e)
8.33	8.76	1.1	1.51	(e)	1.33	(e)	1.51	(e)	1.33	(e)	2	(e)
8.32	(0.12)	1.8	1.30	(e)	0.90	(e)	1.30	(e)	0.90	(e)	0	(e)
8.33	8.82	1.1	1.31	(e)	1.53	(e)	1.31	(e)	1.53	(e)	2	(e)
8.33	0.00	1.1	1.00	(e)	1.19	(e)	1.00	(e)	1.19	(e)	0	(e)
8.33	8.94	1.1	1.01	(e)	1.84	(e)	1.01	(e)	1.84	(e)	2	(e)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Income from investment operations				Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (d)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2005 (g)	$10.45	$(0.02)	$(0.16)	$(0.18)	$—	$—	$—
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—
Year ended 12/31/2003	7.06	(0.03)	2.81	2.78	—	—	—
Year ended 12/31/2002	9.56	(0.02)	(2.48)	(2.50)	—	—	—
Year ended 12/31/2001	9.78	(0.04)	(0.17)	(0.21)	—	(0.01)	(0.01)
Period ended 12/31/2000 (i)	10.00	0.01	(0.22)	(0.21)	(0.01)	—	(0.01)
Class B Shares
Six months ended 06/30/2005 (g)	10.29	(0.04)	(0.15)	(0.19)	—	—	—
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—
Year ended 12/31/2003	7.00	(0.06)	2.79	2.73	—	—	—
Year ended 12/31/2002	9.53	(0.06)	(2.47)	(2.53)	—	—	—
Year ended 12/31/2001	9.78	(0.08)	(0.16)	(0.24)	—	(0.01)	(0.01)
Period ended 12/31/2000 (i)	10.00	0.01	(0.22)	(0.21)	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2005 (g)	10.55	—	(0.15)	(0.15)	—	—	—
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—
Year ended 12/31/2003	7.06	0.02	2.82	2.84	—	—	—
Period ended 12/31/2002 (j)	9.00	0.03	(1.97)	(1.94)	—	—	—
Class R-1 Shares
Six months ended 06/30/2005 (g)	10.52	(0.04)	(0.15)	(0.19)	—	—	—
Period ended 12/31/2004 (k)	8.79	(0.02)	1.75	1.73	—	—	—
Class R-2 Shares
Six months ended 06/30/2005 (g)	10.53	(0.03)	(0.16)	(0.19)	—	—	—
Period ended 12/31/2004 (k)	8.79	(0.01)	1.75	1.74	—	—	—
Class R-3 Shares
Six months ended 06/30/2005 (g)	10.54	(0.01)	(0.16)	(0.17)	—	—	—
Period ended 12/31/2004 (k)	8.79	—	1.75	1.75	—	—	—

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Institutional shares represents less than $0.01 per share for the six months ended June 30, 2005.

(c)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(d)	Distributions represent less than $0.01 per share in 2001.

(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	From commencement of investment operations December 5, 2000.

(j)	From commencement of investment operations February 28, 2002.

(k)	From commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

	Total return (e)	Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period		Net assets, end of period (millions)	Expenses (f)		Net investment income (loss)		Expenses (f)		Net investment income (loss)		Portfolio turnover rate
$10.27	(1.72)%	$63.6	1.40	%(h)	(0.41	)%(h)	1.47	%(h)	(0.48	)%(h)	50	%(h)
10.45	6.20	64.2	1.40		(0.40)		1.44		(0.44)		37
9.84	39.38	55.8	1.40		(0.31)		1.48		(0.39)		33
7.06	(26.15)	25.8	1.40		(0.29)		1.48		(0.37)		29
9.56	(2.14)	26.6	1.40		(0.42)		1.48		(0.50)		44
9.78	(2.13)	24.5	1.40	(h)	1.02	(h)	1.55	(h)	0.87	(h)	15	(h)
10.10	(1.85)	41.1	1.80	(h)	(0.81	)(h)	1.87	(h)	(0.88	)(h)	50	(h)
10.29	5.76	41.4	1.80		(0.80)		1.84		(0.84)		37
9.73	39.00	36.7	1.80		(0.71)		1.87		(0.78)		33
7.00	(26.55)	21.2	1.80		(0.70)		1.88		(0.78)		29
9.53	(2.45)	24.8	1.80		(0.82)		1.88		(0.90)		44
9.78	(2.14)	24.5	1.55	(h)	0.87	(h)	1.55	(h)	0.87	(h)	15	(h)
10.40	(1.42)	12.6	0.99	(h)	0.01	(h)	1.06	(h)	(0.06	)(h)	50	(h)
10.55	6.57	11.8	0.90		0.11		0.95		0.06		37
9.90	40.23	8.8	0.90		0.19		0.98		0.11		33
7.06	(22.00)	3.3	0.90	(h)	0.40	(h)	0.98	(h)	0.32	(h)	29	(h)
10.33	(1.81)	1.4	1.72	(h)	(0.72	)(h)	1.79	(h)	(0.79	)(h)	50	(h)
10.52	19.68	1.2	1.72	(h)	(0.47	)(h)	1.80	(h)	(0.55	)(h)	37	(h)
10.34	(1.80)	1.3	1.52	(h)	(0.52	)(h)	1.59	(h)	(0.59	)(h)	50	(h)
10.53	19.80	1.2	1.52	(h)	(0.28	)(h)	1.60	(h)	(0.36	)(h)	37	(h)
10.37	(1.61)	1.2	1.22	(h)	(0.22	)(h)	1.29	(h)	(0.29	)(h)	50	(h)
10.54	19.91	1.2	1.22	(h)	0.02	(h)	1.30	(h)	(0.06	)(h)	37	(h)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (d)	Net realized gain (e)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$9.36	$0.09	$(0.31)	$(0.22)	$—	$—	$—
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)
Year ended 12/31/2003	6.34	0.03	2.10	2.13	(0.08)	—	(0.08)
Year ended 12/31/2002	7.77	0.02	(1.35)	(1.33)	(0.10)	—	(0.10)
Year ended 12/31/2001	9.64	—	(1.87)	(1.87)	—	—	—
Period ended 12/31/2000 (k)	10.00	—	(0.36)	(0.36)	—	—	—
Class B Shares
Six months ended 06/30/2005 (h)	9.31	0.07	(0.31)	(0.24)	—	—	—
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)
Year ended 12/31/2003	6.31	—	2.09	2.09	(0.05)	—	(0.05)
Year ended 12/31/2002	7.74	(0.01)	(1.35)	(1.36)	(0.07)	—	(0.07)
Year ended 12/31/2001	9.64	(0.03)	(1.87)	(1.90)	—	—	—
Period ended 12/31/2000 (k)	10.00	—	(0.36)	(0.36)	—	—	—
Institutional Shares
Six months ended 06/30/2005 (h)	9.31	0.10	(0.30)	(0.20)	—	—	—
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)
Year ended 12/31/2003	6.29	0.07	2.10	2.17	(0.11)	—	(0.11)
Period ended 12/31/2002 (m)	7.34	0.03	(0.95)	(0.92)	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2005 (h)	9.32	0.07	(0.31)	(0.24)	—	—	—
Period ended 12/31/2004 (n)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2005 (h)	9.32	0.08	(0.31)	(0.23)	—	—	—
Period ended 12/31/2004 (n)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)
Class R-3 Shares
Six months ended 06/30/2005 (h)	9.32	0.09	(0.31)	(0.22)	—	—	—
Period ended 12/31/2004 (n)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class B shares represents less than $0.01 per share in 2003.

(c)	Net investment income for Class R-3 shares represents less than $0.01 per share in 2004.

(d)	Distributions represent less than $0.01 per share in 2001 and 2000.

(e)	Distributions represent less than $0.01 per share in 2001.

(f)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(g)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(h)	Unaudited.

(i)	Based upon net asset value of $9.14 as of June 30, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on June 30, 2005). For shareholder purchases and redemptions on June 30, 2005 the net asset value was $9.13, which caused the total return for the six months ended June 30, 2005 to be equivalent to (2.46%).

See accompanying notes to financial statements.

	Total return (f)		Ratios/supplemental data
			Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations				Portfolio turnover rate
Net asset value, end of period				Expenses (g)		Net investment income (loss)		Expenses (g)		Net investment income (loss)
$9.14	(2.35	)%(i)	$36.0	1.50	%(j)	1.87	%(j)	1.68	%(j)	1.69	%(j)	28	%(j)
9.36	12.34		34.4	1.50		0.48		1.68		0.30		22
8.39	33.61		29.1	1.50		0.45		1.91		0.04		16
6.34	(17.17)		18.4	1.50		0.23		2.00		(0.27)		24
7.77	(19.35)		20.8	1.50		0.05		1.75		(0.20)		26
9.64	(3.56)		24.1	1.50	(j)	0.71	(j)	2.05	(j)	0.16	(j)	6	(j)
9.07	(2.58	)(l)	28.7	1.90	(j)	1.46	(j)	2.08	(j)	1.28	(j)	28	(j)
9.31	11.89		28.9	1.90		0.06		2.08		(0.12)		22
8.35	33.18		24.8	1.90		0.07		2.32		(0.35)		16
6.31	(17.59)		17.4	1.90		(0.17)		2.40		(0.67)		24
7.74	(19.66)		19.8	1.90		(0.35)		2.15		(0.60)		26
9.64	(3.58)		24.1	1.90	(j)	0.31	(j)	2.05	(j)	0.16	(j)	6	(j)
9.11	(2.15)		6.9	1.09	(j)	2.29	(j)	1.27	(j)	2.11	(j)	28	(j)
9.31	12.78		6.3	1.00		0.96		1.18		0.78		22
8.35	34.56		4.7	1.00		0.94		1.41		0.53		16
6.29	(12.55)		2.7	1.00	(j)	0.56	(j)	1.51	(j)	0.05	(j)	24	(j)
9.08	(2.58)		1.3	1.82	(j)	1.54	(j)	2.00	(j)	1.36	(j)	28	(j)
9.32	13.06		1.2	1.82	(j)	(0.70	)(j)	2.04	(j)	(0.92	)(j)	22	(j)
9.09	(2.47)		1.2	1.62	(j)	1.75	(j)	1.80	(j)	1.57	(j)	28	(j)
9.32	13.12		1.1	1.62	(j)	(0.49	)(j)	1.84	(j)	(0.71	)(j)	22	(j)
9.10	(2.36)		1.1	1.32	(j)	2.04	(j)	1.50	(j)	1.86	(j)	28	(j)
9.32	13.22		1.1	1.32	(j)	(0.19	)(j)	1.54	(j)	(0.41	)(j)	22	(j)

(j)	Determined on an annualized basis.

(k)	From commencement of investment operations December 5, 2000.

(l)	Based upon net asset value of $9.07 as of June 30, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on June 30, 2005). For shareholder purchases and redemptions on June 30, 2005 the net asset value was $9.06, which caused the total return for the six months ended June 30, 2005 to be equivalent to (2.69%).

(m)	From commencement of investment operations February 28, 2002.

(n)	From commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Income from investment operations				Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain (d)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$9.18	$0.05	$(0.16)	$(0.11)	$—	$—	$—
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)
Year ended 12/31/2003	6.66	0.07	1.75	1.82	(0.05)	—	(0.05)
Year ended 12/31/2002	8.66	0.06	(2.02)	(1.96)	(0.04)	—	(0.04)
Year ended 12/31/2001	9.98	0.05	(1.33)	(1.28)	(0.04)	—	(0.04)
Period ended 12/31/2000 (j)	10.00	—	(0.02)	(0.02)	—	—	—
Class B Shares
Six months ended 06/30/2005 (h)	9.18	0.03	(0.16)	(0.13)	—	—	—
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)
Year ended 12/31/2003	6.65	0.04	1.77	1.81	(0.03)	—	(0.03)
Year ended 12/31/2002	8.66	0.03	(2.02)	(1.99)	(0.02)	—	(0.02)
Year ended 12/31/2001	9.98	0.01	(1.31)	(1.30)	(0.02)	—	(0.02)
Period ended 12/31/2000 (j)	10.00	—	(0.02)	(0.02)	—	—	—
Institutional Shares
Six months ended 06/30/2005(h)	9.21	0.07	(0.17)	(0.10)	—	—	—
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)
Year ended 12/31/2003	6.65	0.11	1.77	1.88	(0.08)	—	(0.08)
Period ended 12/31/2002 (k)	8.35	0.09	(1.72)	(1.63)	(0.07)	—	(0.07)
Class R-1 Shares
Six months ended 06/30/2005 (h)	9.20	0.04	(0.17)	(0.13)	—	—	—
Period ended 12/31/2004 (l)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2005 (h)	9.20	0.04	(0.15)	(0.11)	—	—	—
Period ended 12/31/2004 (l)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2005 (h)	9.20	0.06	(0.16)	(0.10)	—	—	—
Period ended 12/31/2004 (l)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.82%, respectively, for the six months ended June 30, 2005.

(b)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2000.

(d)	Distributions represent less than $0.01 per share in 2001.

(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (e)	Net assets, end of period (millions)	Expenses (a) (f)		Net investment income (a)		Expenses (a) (f)		Net investment income (loss) (a)		Portfolio turnover rate (g)
$9.07	(1.20)%	$314.5	0.79	%(i)	1.09	%(i)	0.79	%(i)	1.09	%(i)	7%
9.18	10.06	291.4	0.80		1.29		0.80		1.29		14
8.43	27.39	184.3	0.80		0.99		0.89		0.90		8
6.66	(22.60)	62.9	0.80		0.88		0.86		0.82		12
8.66	(12.75)	32.4	0.80		0.57		0.90		0.47		9
9.98	(0.19)	25.0	0.80	(i)	0.41	(i)	2.96	(i)	(1.75	)(i)	10
9.05	(1.42)	130.5	1.19	(i)	0.68	(i)	1.19	(i)	(0.68	)(i)	7
9.18	9.67	124.1	1.20		0.87		1.20		0.87		14
8.43	27.19	89.7	1.20		0.59		1.29		0.50		8
6.65	(23.00)	38.4	1.20		0.46		1.27		0.39		12
8.66	(13.03)	26.1	1.20		0.17		1.30		0.07		9
9.98	(0.20)	24.9	1.20	(i)	0.01	(i)	2.95	(i)	(1.75	)(i)	10
9.11	(1.09)	47.8	0.38	(i)	1.50	(i)	0.38	(i)	1.50	(i)	7
9.21	10.59	40.4	0.30		1.79		0.30		1.79		14
8.45	28.27	25.1	0.30		1.49		0.39		1.40		8
6.65	(19.57)	8.3	0.30	(i)	1.48	(i)	0.35	(i)	1.43	(i)	12
9.07	(1.41)	2.8	1.11	(i)	0.78	(i)	1.11	(i)	0.78	(i)	7
9.20	8.12	1.6	1.12	(i)	1.65	(i)	1.12	(i)	1.65	(i)	14
9.09	(1.20)	2.0	0.91	(i)	1.98	(i)	0.91	(i)	0.98	(i)	7
9.20	8.11	1.1	0.92	(i)	1.93	(i)	0.92	(i)	1.93	(i)	14
9.10	(1.09)	1.1	0.61	(i)	1.26	(i)	0.61	(i)	1.26	(i)	7
9.20	8.20	1.1	0.62	(i)	2.24	(i)	0.62	(i)	2.24	(i)	14

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations December 18, 2000.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (d) (e) (f)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2005 (j)	$13.31	$0.03	$(0.26)	$(0.23)	$—	$—	$—
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)
Year ended 12/31/2003	8.14	0.04	3.60	3.64	(0.04)	(0.05)	(0.09)
Year ended 12/31/2002	10.37	0.05	(2.23)	(2.18)	—	(0.05)	(0.05)
Year ended 12/31/2001	10.43	0.06	0.10	0.16	(0.07)	(0.15)	(0.22)
Period ended 12/31/2000 (l)	10.00	0.01	0.43	0.44	(0.01)	—	(0.01)
Class B Shares
Six months ended 06/30/2005 (j)	13.23	0.01	(0.27)	(0.26)	—	—	—
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)
Year ended 12/31/2003	8.10	—	3.60	3.60	—	(0.05)	(0.05)
Year ended 12/31/2002	10.36	0.01	(2.22)	(2.21)	—	(0.05)	(0.05)
Year ended 12/31/2001	10.43	0.02	0.09	0.11	(0.03)	(0.15)	(0.18)
Period ended 12/31/2000 (l)	10.00	0.01	0.43	0.44	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2005 (j)	13.44	0.06	(0.27)	(0.21)	—	—	—
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)
Year ended 12/31/2003	8.17	0.09	3.67	3.76	(0.08)	(0.05)	(0.13)
Period ended 12/31/2002 (m)	9.95	0.10	(1.83)	(1.73)	—	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2005 (j)	13.44	0.01	(0.27)	(0.26)	—	—	—
Period ended 12/31/2004 (n)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)
Class R-2 Shares
Six months ended 06/30/2005 (j)	13.44	0.03	(0.27)	(0.24)	—	—	—
Period ended 12/31/2004 (n)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)
Class R-3 Shares
Six months ended 06/30/2005 (j)	13.44	0.04	(0.26)	(0.22)	—	—	—
Period ended 12/31/2004 (n)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class B shares represents less than $0.01 per share in 2003 and 2004.

(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.35%, respectively, for the six months ended June 30, 2005.

(d)	Distributions for Class A shares represent less than $0.01 per share in 2002.

(e)	Distributions for Class B shares represent less than $0.01 per share in 2003 and 2002.

(f)	Distributions for Institutional shares represent less than $0.01 per share in 2002.

(g)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for class A and Class B shares. All other classes do not have a sales charge.

(h)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(i)	Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1%.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (g)	Net assets, end of period (millions)	Expenses (c) (h)		Net investment income (loss) (c)		Expenses (c) (h)		Net investment income (loss) (c)		Portfolio turnover rate (i)
$13.08	(1.73)%	$146.2	0.95	%(k)	0.51	%(k)	0.96	%(k)	0.50	%(k)	19%
13.31	17.40	134.2	0.95		0.41		0.97		0.39		20
11.69	44.70	87.6	0.95		0.42		1.11		0.26		48
8.14	(21.06)	34.0	0.95		0.53		1.05		0.43		28
10.37	1.42	29.4	0.95		0.61		1.08		0.48		46
10.43	4.36	26.1	0.95	(k)	2.75	(k)	3.21	(k)	0.51	(k)	0
12.97	(1.97)	72.2	1.35	(k)	0.11	(k)	1.36	(k)	0.10	(k)	19
13.23	16.90	69.6	1.35		0.00		1.37		(0.02)		20
11.65	44.46	52.4	1.35		0.02		1.51		(0.14)		48
8.10	(21.37)	26.8	1.35		0.12		1.45		0.02		28
10.36	1.03	27.5	1.35		0.21		1.48		0.08		46
10.43	4.35	26.1	1.35	(k)	2.37	(k)	3.21	(k)	0.51	(k)	0
13.23	(1.56)	28.1	0.54	(k)	0.93	(k)	0.55	(k)	0.92	(k)	19
13.44	17.84	23.7	0.45		0.92		0.47		0.90		20
11.80	45.97	13.6	0.45		0.91		0.61		0.75		48
8.17	(17.43)	3.9	0.45	(k)	1.16	(k)	0.53	(k)	1.08	(k)	28
13.18	(1.93)	1.8	1.27	(k)	0.22	(k)	1.29	(k)	0.20	(k)	19
13.44	14.42	1.3	1.27	(k)	0.57	(k)	1.31	(k)	0.53	(k)	20
13.20	(1.79)	1.4	1.07	(k)	0.41	(k)	1.09	(k)	0.39	(k)	19
13.44	14.46	1.1	1.07	(k)	0.74	(k)	1.11	(k)	0.70	(k)	20
13.22	(1.64)	1.1	0.77	(k)	0.68	(k)	0.78	(k)	0.67	(k)	19
13.44	14.55	1.1	0.77	(k)	1.04	(k)	0.81	(k)	1.00	(k)	20

(j)	Unaudited.

(k)	Determined on an annualized basis.

(l)	From commencement of investment operations December 18, 2000.

(m)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(n)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain (d)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$10.30	$0.14	$(0.30)	$(0.16)	$—	$—	$—
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)
Year ended 12/31/2003	6.45	0.09	2.29	2.38	(0.09)	—	(0.09)
Year ended 12/31/2002	7.87	0.08	(1.43)	(1.35)	(0.07)	—	(0.07)
Year ended 12/31/2001	10.15	0.05	(2.31)	(2.26)	(0.02)	—	(0.02)
Period ended 12/31/2000 (j)	10.00	—	0.15	0.15	—	—	—
Class B Shares
Six months ended 06/30/2005 (h)	10.29	0.11	(0.28)	(0.17)	—	—	—
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)
Year ended 12/31/2003	6.44	0.07	2.29	2.36	(0.06)	—	(0.06)
Year ended 12/31/2002	7.87	0.05	(1.43)	(1.38)	(0.05)	—	(0.05)
Year ended 12/31/2001	10.15	0.02	(2.30)	(2.28)	—	—	—
Period ended 12/31/2000 (j)	10.00	—	0.15	0.15	—	—	—
Institutional Shares
Six months ended 06/30/2005 (h)	10.33	0.16	(0.30)	(0.14)	—	—	—
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)
Year ended 12/31/2003	6.44	0.13	2.30	2.43	(0.12)	—	(0.12)
Period ended 12/31/2002 (k)	7.48	0.08	(1.01)	(0.93)	(0.11)	—	(0.11)
Class R-1 Shares
Six months ended 06/30/2005 (h)	10.32	0.12	(0.29)	(0.17)	—	—	—
Period ended 12/31/2004 (l)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2005 (h)	10.32	0.13	(0.29)	(0.16)	—	—	—
Period ended 12/31/2004 (l)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2005 (h)	10.32	0.14	(0.28)	(0.14)	—	—	—
Period ended 12/31/2004 (l)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 3.58%, respectively, for the six months ended June 30, 2005.

(b)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions represent less than $0.01 per share in 2000.

(d)	Distributions represent less than $0.01 per share in 2001.

(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period	Total return (e)	Net assets, end of period (millions)	Expenses (a) (f)		Net investment income (a)		Expenses (a) (f)		Net investment income (loss) (a)		Portfolio turnover rate (g)
$10.14	(1.55)%	$72.8	1.15	%(i)	2.70	%(i)	1.18	%(i)	2.67	%(i)	3%
10.30	19.15	60.0	1.15		1.36		1.21		1.30		39
8.74	36.95	36.0	1.15		1.29		1.35		1.09		18
6.45	(17.08)	19.5	1.15		1.06		1.27		0.94		20
7.87	(22.19)	21.0	1.15		0.59		1.29		0.45		7
10.15	1.50	25.4	1.15	(i)	0.67	(i)	3.36	(i)	(1.54	)(i)	45
10.12	(1.65)	40.8	1.55	(i)	2.25	(i)	1.58	(i)	2.22	(i)	3
10.29	18.60	38.6	1.55		0.98		1.61		0.92		39
8.74	36.71	28.9	1.55		0.93		1.75		0.73		18
6.44	(17.56)	18.7	1.55		0.66		1.67		0.54		20
7.87	(22.43)	20.2	1.55		0.19		1.69		0.05		7
10.15	1.51	25.4	1.55	(i)	0.27	(i)	3.36	(i)	(1.54	)(i)	45
10.19	(1.36)	15.2	0.74	(i)	3.15	(i)	0.77	(i)	3.12	(i)	3
10.33	19.81	11.8	0.65		1.86		0.71		1.80		39
8.75	37.79	6.1	0.65		1.75		0.85		1.55		18
6.44	(12.45)	2.8	0.65	(i)	1.33	(i)	0.74	(i)	1.24	(i)	20
10.15	(1.65)	1.5	1.47	(i)	2.39	(i)	1.50	(i)	2.36	(i)	3
10.32	15.24	1.3	1.47	(i)	0.28	(i)	1.56	(i)	0.19	(i)	39
10.16	(1.55)	1.5	1.27	(i)	2.59	(i)	1.30	(i)	2.56	(i)	3
10.32	15.27	1.1	1.27	(i)	0.47	(i)	1.36	(i)	0.38	(i)	39
10.18	(1.36)	1.1	0.97	(i)	2.81	(i)	1.00	(i)	2.78	(i)	3
10.32	15.37	1.1	0.97	(i)	0.77	(i)	1.05	(i)	0.69	(i)	39

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations December 18, 2000.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2005 (e)	$9.52	$0.06	$0.01	$0.07	$(0.06)	$—	$(0.06)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)
Year ended 12/31/2003	8.10	0.16	1.03	1.19	(0.15)	—	(0.15)
Year ended 12/31/2002	8.98	0.19	(0.97)	(0.78)	(0.10)	—	(0.10)
Year ended 12/31/2001	9.78	0.24	(0.79)	(0.55)	(0.23)	(0.02)	(0.25)
Period ended 12/31/2000 (h)	10.00	0.05	(0.22)	(0.17)	(0.05)	—	(0.05)
Class B Shares
Six months ended 06/30/2005 (e)	9.53	0.04	0.01	0.05	(0.05)	—	(0.05)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)
Year ended 12/31/2003	8.10	0.12	1.04	1.16	(0.11)	—	(0.11)
Year ended 12/31/2002	8.97	0.16	(0.95)	(0.79)	(0.08)	—	(0.08)
Year ended 12/31/2001	9.78	0.23	(0.80)	(0.57)	(0.22)	(0.02)	(0.24)
Period ended 12/31/2000 (h)	10.00	0.05	(0.22)	(0.17)	(0.05)	—	(0.05)
Institutional Shares
Six months ended 06/30/2005 (e)	9.47	0.08	—	0.08	(0.08)	—	(0.08)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)
Year ended 12/31/2003	8.06	0.21	1.01	1.22	(0.18)	—	(0.18)
Period ended 12/31/2002 (i)	8.94	0.22	(0.94)	(0.72)	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2005 (e)	9.40	0.05	—	0.05	(0.05)	—	(0.05)
Period ended 12/31/2004 (j)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 06/30/2005 (e)	9.40	0.06	—	0.06	(0.06)	—	(0.06)
Period ended 12/31/2004 (j)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2005 (e)	9.40	0.07	0.01	0.08	(0.07)	—	(0.07)
Period ended 12/31/2004 (j)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share in 2003 and 2002.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for all classes other than the Institutional shares include the effect of the decreased voluntary expense limitation threshold (where applicable) and decreased shareholder services fees effective May 1, 2005.

(e)	Unaudited.

(f)	Determined on an annualized basis.

(g)	Represents less than 0.5% in 2003.

(h)	From commencement of investment operations October 31, 2000.

(i)	From commencement of investment operations February 28, 2002.

(j)	From commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (c)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations				Portfolio turnover rate
			Expenses (d)		Net investment income		Expenses (d)		Net investment income
$9.53	0.78%	$103.2	0.41	%(f)	1.30	%(f)	0.51	%(f)	1.20	%(f)	2	%(f)
9.52	6.28	99.4	0.50		2.16		0.59		2.07		1
9.14	14.70	83.0	0.50		1.89		0.61		1.78		0	(f)
8.10	(7.93)	48.6	0.50		2.30		0.61		2.19		3
8.98	(5.67)	29.3	0.09		2.62		0.21		2.50		6
9.78	(1.71)	24.6	0.00	(f)	3.04	(f)	0.21	(f)	2.83	(f)	11	(f)
9.53	0.47	57.9	0.81	(f)	0.90	(f)	0.91	(f)	0.80	(f)	2	(f)
9.53	5.89	56.6	0.90		1.76		0.99		1.67		1
9.15	14.36	49.0	0.90		1.45		1.00		1.35		0	(g)
8.10	(8.25)	33.3	0.90		1.85		1.01		1.74		3
8.97	(5.90)	25.9	0.15		2.46		0.27		2.34		6
9.78	(1.71)	24.6	0.00	(f)	3.04	(f)	0.21	(f)	2.83	(f)	11	(f)
9.47	0.87	7.8	0.00	(f)	1.71	(f)	0.10	(f)	1.61	(f)	2	(f)
9.47	6.77	6.8	0.00		2.75		0.09		2.66		1
9.10	15.26	4.7	0.00		2.44		0.13		2.31		0	(f)
8.06	(7.12)	1.5	0.00	(f)	3.33	(f)	0.09	(f)	3.24	(f)	3	(f)
9.40	0.54	1.2	0.73	(f)	0.98	(f)	0.83	(f)	0.88	(f)	2	(f)
9.40	5.28	1.1	0.82	(f)	3.77	(f)	0.92	(f)	3.67	(f)	1	(f)
9.40	0.61	1.1	0.53	(f)	1.18	(f)	0.63	(f)	1.08	(f)	2	(f)
9.40	5.33	1.0	0.62	(f)	3.82	(f)	0.72	(f)	3.72	(f)	1	(f)
9.41	0.87	1.0	0.24	(f)	1.48	(f)	0.33	(f)	1.39	(f)	2	(f)
9.40	5.43	1.0	0.32	(f)	4.13	(f)	0.42	(f)	4.03	(f)	1	(f)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2005 (c)	$10.66	$0.20	$—	$0.20	$(0.20)	$—	$(0.20)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)
Year ended 12/31/2003	10.73	0.40	(0.07)	0.33	(0.40)	—	(0.40)
Year ended 12/31/2002	10.35	0.51	0.40	0.91	(0.51)	(0.02)	(0.53)
Year ended 12/31/2001	10.25	0.60	0.14	0.74	(0.60)	(0.04)	(0.64)
Period ended 12/31/2000 (e)	10.00	0.10	0.25	0.35	(0.10)	—	(0.10)

Class B Shares
Six months ended 06/30/2005 (c)	10.66	0.18	—	0.18	(0.18)	—	(0.18)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)
Year ended 12/31/2003	10.73	0.36	(0.07)	0.29	(0.36)	—	(0.36)
Year ended 12/31/2002	10.35	0.47	0.40	0.87	(0.47)	(0.02)	(0.49)
Year ended 12/31/2001	10.25	0.56	0.14	0.70	(0.56)	(0.04)	(0.60)
Period ended 12/31/2000 (e)	10.00	0.10	0.25	0.35	(0.10)	—	(0.10)

Institutional Shares
Six months ended 06/30/2005 (c)	10.64	0.23	0.01	0.24	(0.23)	—	(0.23)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)
Year ended 12/31/2003	10.72	0.46	(0.07)	0.39	(0.46)	—	(0.46)
Year ended 12/31/2002	10.33	0.56	0.41	0.97	(0.56)	(0.02)	(0.58)
Period ended 12/31/2001 (f)	10.73	0.10	(0.36)	(0.26)	(0.10)	(0.04)	(0.14)

Class R-1 Shares
Six months ended 06/30/2005 (c)	10.64	0.19	0.01	0.20	(0.19)	—	(0.19)
Period ended 12/31/2004 (g)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)

Class R-2 Shares
Six months ended 06/30/2005 (c)	10.65	0.20	—	0.20	(0.20)	—	(0.20)
Period ended 12/31/2004 (g)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)

Class R-3 Shares
Six months ended 06/30/2005 (c)	10.65	0.21	—	0.21	(0.21)	—	(0.21)
Period ended 12/31/2004 (g)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	Determined on an annualized basis.

(e)	From commencement of investment operations October 31, 2000.

(f)	From commencement of investment operations November 1, 2001.

(g)	From commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (a)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations				Portfolio turnover rate
			Expenses (b)		Net investment income		Expenses (b)		Net investment income
$10.66	1.94%	$132.7	0.69	%(d)	3.89	%(d)	0.69	%(d)	3.89	%(d)	15	%(d)
10.66	3.86	121.1	0.68		3.79		0.68		3.79		12
10.66	3.16	101.2	0.70		3.76		0.70		3.75		18
10.73	9.02	55.8	0.70		4.80		0.71		4.79		15
10.35	7.42	21.0	0.70		5.74		0.73		5.71		26
10.25	3.54	25.5	0.29	(d)	6.35	(d)	0.29	(d)	6.35	(d)	190	(d)
10.66	1.75	56.6	1.09	(d)	3.50	(d)	1.09	(d)	3.50	(d)	15	(d)
10.66	3.45	54.5	1.08		3.39		1.08		3.39		12
10.66	2.78	49.7	1.10		3.36		1.10		3.36		18
10.73	8.59	31.4	1.10		4.44		1.11		4.43		15
10.35	7.00	18.0	1.10		5.34		1.13		5.31		26
10.25	3.54	25.4	0.29	(d)	6.35	(d)	0.29	(d)	6.35	(d)	190	(d)
10.65	2.25	78.1	0.28	(d)	4.32	(d)	0.28	(d)	4.32	(d)	15	(d)
10.64	4.29	72.9	0.18		4.29		0.18		4.29		12
10.65	3.69	61.5	0.20		4.28		0.20		4.28		18
10.72	9.69	35.8	0.20		5.36		0.20		5.36		15
10.33	(2.33)	22.2	0.20	(d)	6.16	(d)	0.22	(d)	6.14	(d)	26	(d)
10.65	1.90	1.7	1.01	(d)	3.61	(d)	1.01	(d)	3.61	(d)	15	(d)
10.64	1.53	1.2	1.00	(d)	3.48	(d)	1.00	(d)	3.48	(d)	12	(d)
10.65	1.90	1.5	0.81	(d)	3.81	(d)	0.81	(d)	3.81	(d)	15	(d)
10.65	1.70	1.0	0.80	(d)	3.68	(d)	0.80	(d)	3.68	(d)	12	(d)
10.65	2.05	1.1	0.51	(d)	4.10	(d)	0.51	(d)	4.10	(d)	15	(d)
10.65	1.81	1.0	0.50	(d)	3.98	(d)	0.50	(d)	3.98	(d)	12	(d)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2005 (c)	$11.13	$0.21	$0.04	$0.25	$(0.21)	$—	$(0.21)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41	(0.43)	—	(0.43)
Year ended 12/31/2003	10.97	0.42	0.18	0.60	(0.42)	—	(0.42)
Year ended 12/31/2002	10.23	0.43	0.74	1.17	(0.43)	—	(0.43)
Year ended 12/31/2001	10.29	0.44	(0.06)	0.38	(0.44)	—	(0.44)
Period ended 12/31/2000 (e)	10.00	0.09	0.29	0.38	(0.09)	—	(0.09)
Class B Shares
Six months ended 06/30/2005 (c)	11.13	0.19	0.05	0.24	(0.19)	—	(0.19)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36	(0.38)	—	(0.38)
Year ended 12/31/2003	10.97	0.38	0.18	0.56	(0.38)	—	(0.38)
Year ended 12/31/2002	10.23	0.39	0.74	1.13	(0.39)	—	(0.39)
Year ended 12/31/2001	10.29	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Period ended 12/31/2000 (e)	10.00	0.09	0.29	0.38	(0.09)	—	(0.09)
Institutional Shares
Six months ended 06/30/2005 (c)	11.14	0.24	0.05	0.29	(0.24)	—	(0.24)
Year ended 12/31/2004	11.16	0.48	(0.02)	0.46	(0.48)	—	(0.48)
Year ended 12/31/2003	10.98	0.48	0.18	0.66	(0.48)	—	(0.48)
Period ended 12/31/2002 (f)	10.52	0.40	0.46	0.86	(0.40)	—	(0.40)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	Determined on an annualized basis.

(e)	From commencement of investment operations October 31, 2000.

(f)	From commencement of investment operations February 28, 2002.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (a)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations				Portfolio turnover rate
			Expenses (b)		Net investment income		Expenses (b)		Net investment income
$11.17	2.29%	$73.8	0.70	%(d)	3.84	%(d)	0.72	%(d)	3.82	%(d)	0	%(d)
11.13	3.74	66.2	0.70		3.86		0.70		3.86		2
11.15	5.60	59.6	0.70		3.83		0.70		3.83		8
10.97	11.64	43.7	0.70		4.03		0.71		4.02		7
10.23	3.77	29.0	0.70		4.26		0.71		4.25		0
10.29	3.79	26.0	0.36	(d)	5.47	(d)	0.36	(d)	5.47	(d)	0	(d)
11.18	2.18	34.6	1.10	(d)	3.45	(d)	1.12	(d)	3.43	(d)	0	(d)
11.13	3.33	34.8	1.10		3.46		1.10		3.46		2
11.15	5.18	35.2	1.10		3.43		1.10		3.43		8
10.97	11.20	32.0	1.10		3.64		1.12		3.62		7
10.23	3.35	27.0	1.10		3.86		1.11		3.85		0
10.29	3.79	26.0	0.36	(d)	5.47	(d)	0.36	(d)	5.47	(d)	0	(d)
11.19	2.59	0.2	0.29	(d)	4.25	(d)	0.31	(d)	4.23	(d)	0	(d)
11.14	4.26	0.2	0.20		4.36		0.20		4.36		2
11.16	6.18	0.2	0.20		4.33		0.21		4.32		8
10.98	8.35	0.1	0.20	(d)	4.49	(d)	0.21	(d)	4.48	(d)	7	(d)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations		Less distributions
		Net investment income (a) (b) (c)	Total from investment operations	Net investment income (a) (b) (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (f)	$1.00	$0.01	$0.01	$(0.01)	$(0.01)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2001	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2000 (h)	1.00	—	—	—	—
Class B Shares
Six months ended 06/30/2005 (f)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2004	1.00	—	—	—	—
Year ended 12/31/2003	1.00	—	—	—	—
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2001	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2000 (h)	1.00	—	—	—	—
Institutional Shares
Six months ended 06/30/2005 (f)	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2002 (i)	1.00	0.01	0.01	(0.01)	(0.01)
Class R-1 Shares
Six months ended 06/30/2005 (f)	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2004 (j)	1.00	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2005 (f)	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2004 (j)	1.00	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2005 (f)	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2004 (j)	1.00	—	—	—	—

(a)	Net investment income and distributions for Class A shares represent less than $0.01 per share in 2000.

(b)	Net investment income and distributions for Class B shares represent less than $0.01 per share in 2004, 2003 and 2000.

(c)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2004.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	From commencement of investment operations December 12, 2000.

(i)	From commencement of investment operations February 28, 2002.

(j)	From commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations				Average Net Asset ratios absent expense limitations
Net asset value, end of period			Expenses (e)		Net investment income		Expenses (e)		Net investment income
$1.00	1.05%	$77.0	0.60	%(g)	2.11	%(g)	0.66	%(g)	2.05	%(g)
1.00	0.76	73.1	0.60		0.78		0.63		0.75
1.00	0.54	65.1	0.60		0.52		0.65		0.47
1.00	1.14	36.2	0.60		1.10		0.71		0.99
1.00	3.62	11.0	0.60		3.22		0.84		2.98
1.00	0.29	5.0	0.60	(g)	5.94	(g)	1.93	(g)	4.61	(g)
1.00	0.85	6.3	1.00	(g)	1.72	(g)	1.06	(g)	1.66	(g)
1.00	0.36	5.9	1.00		0.36		1.03		0.33
1.00	0.14	5.7	1.00		0.14		1.03		0.11
1.00	0.74	5.4	1.00		0.73		1.13		0.60
1.00	3.21	5.2	1.00		3.15		1.26		2.89
1.00	0.27	5.0	1.00	(g)	5.54	(g)	1.93	(g)	4.61	(g)
1.00	1.22	10.2	0.29	(g)	2.43	(g)	0.35	(g)	2.37	(g)
1.00	1.17	9.2	0.20		1.20		0.23		1.17
1.00	0.94	6.9	0.20		0.92		0.24		0.88
1.00	1.28	2.6	0.20	(g)	1.47	(g)	0.27	(g)	1.40	(g)
1.00	0.90	2.1	0.92	(g)	1.85	(g)	0.99	(g)	1.78	(g)
1.00	0.31	1.1	0.92	(g)	0.94	(g)	0.98	(g)	0.88	(g)
1.00	0.99	2.4	0.72	(g)	2.04	(g)	0.78	(g)	1.98	(g)
1.00	0.38	1.0	0.72	(g)	1.14	(g)	0.78	(g)	1.08	(g)
1.00	1.09	1.5	0.52	(g)	2.20	(g)	0.58	(g)	2.14	(g)
1.00	0.45	1.1	0.52	(g)	1.34	(g)	0.58	(g)	1.28	(g)

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$11.11	$0.11	$0.01	$0.12	$(0.08)	$—	$(0.08)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)
Period ended 12/31/2003 (j)	10.00	0.07	0.80	0.87	(0.05)	—	(0.05)
Class B Shares
Six months ended 06/30/2005 (h)	11.10	0.09	0.01	0.10	(0.06)	—	(0.06)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)
Period ended 12/31/2003 (j)	10.00	0.05	0.79	0.84	(0.03)	—	(0.03)
Institutional Shares
Six months ended 06/30/2005 (h)	11.13	0.13	0.02	0.15	(0.10)	—	(0.10)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.10	0.80	0.90	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2005 (h)	11.08	0.09	0.01	0.10	(0.11)	—	(0.11)
Period ended 12/31/2004 (k)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)
Class R-2 Shares
Six months ended 06/30/2005 (h)	11.09	0.11	0.02	0.13	(0.08)	—	(0.08)
Period ended 12/31/2004 (k)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)
Class R-3 Shares
Six months ended 06/30/2005 (h)	11.09	0.12	0.02	0.14	(0.08)	—	(0.08)
Period ended 12/31/2004 (k)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense waivers, were 0.31% and 2.96%, respectively, for the six months ended June 30, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds were 0.65% and 2.62%, respectively, for the six months ended June 30, 2005.

See accompanying notes to financial statements.

	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
Net asset value, end of period			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)
$11.15	1.07%	$83.0	1.26	%(i)	2.02	%(i)	1.61	%(i)	1.67	%(i)	7%
11.11	5.87	66.0	1.26		1.58		1.61		1.23		138
10.82	8.74	31.0	1.30	(i)	1.13	(i)	1.73	(i)	0.70	(i)	29
11.14	0.92	10.3	1.66	(i)	1.62	(i)	2.01	(i)	1.27	(i)	7
11.10	5.46	8.7	1.66		1.18		2.01		0.83		138
10.81	8.47	4.1	1.70	(i)	0.75	(i)	2.31	(i)	0.14	(i)	29
11.18	1.31	7.8	0.85	(i)	2.43	(i)	1.20	(i)	2.08	(i)	7
11.13	6.37	6.8	0.76		2.10		1.11		1.75		138
10.84	9.09	2.9	0.80	(i)	1.66	(i)	1.56	(i)	0.90	(i)	29
11.07	0.92	0.6	1.58	(i)	1.72	(i)	1.94	(i)	1.36	(i)	7
11.08	4.44	0.1	1.56	(i)	1.30	(i)	1.86	(i)	1.00	(i)	138
11.14	1.15	0.7	1.38	(i)	1.87	(i)	1.74	(i)	1.51	(i)	7
11.09	4.43	0.1	1.36	(i)	1.46	(i)	1.65	(i)	1.17	(i)	138
11.15	1.28	0.1	1.08	(i)	2.20	(i)	1.43	(i)	1.85	(i)	7
11.09	4.52	0.1	1.06	(i)	1.76	(i)	1.35	(i)	1.47	(i)	138

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$11.58	$0.10	$0.01	$0.11	$—	$—	$—
Year ended 12/31/2004	11.16	0.17	0.61	0.78	(0.13)	(0.23)	(0.36)
Period ended 12/31/2003 (j)	10.00	0.06	1.13	1.19	(0.03)	—	(0.03)
Class B Shares
Six months ended 06/30/2005 (h)	11.54	0.07	0.02	0.09	—	—	—
Year ended 12/31/2004	11.14	0.12	0.61	0.73	(0.10)	(0.23)	(0.33)
Period ended 12/31/2003 (j)	10.00	0.04	1.12	1.16	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2005 (h)	11.64	0.12	0.01	0.13	—	—	—
Year ended 12/31/2004	11.21	0.23	0.60	0.83	(0.17)	(0.23)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.09	1.16	1.25	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2005 (h)	11.64	0.08	—	0.08	—	—	—
Period ended 12/31/2004 (k)	11.37	0.04	0.61	0.65	(0.15)	(0.23)	(0.38)
Class R-2 Shares
Six months ended 06/30/2005 (h)	11.64	0.09	0.01	0.10	—	—	—
Period ended 12/31/2004 (k)	11.37	0.05	0.60	0.65	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2005 (h)	11.64	0.11	0.01	0.12	—	—	—
Period ended 12/31/2004 (k)	11.37	0.06	0.60	0.66	(0.16)	(0.23)	(0.39)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense waivers, were 0.30% and 2.62%, respectively, for the six months ended June 30, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds were 0.64% and 2.28%, respectively, for the six months ended June 30, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)
$11.69	0.95%	$174.6	1.23	%(i)	1.69	%(i)	1.57	%(i)	1.35	%(i)	9%
11.58	6.98	130.3	1.25		1.49		1.57		1.17		130
11.16	11.91	40.8	1.30	(i)	0.98	(i)	1.59	(i)	0.69	(i)	23
11.63	0.78	36.2	1.63	(i)	1.29	(i)	1.97	(i)	0.95	(i)	9
11.54	6.49	28.8	1.65		1.09		1.97		0.77		130
11.14	11.60	11.4	1.70	(i)	0.58	(i)	2.07	(i)	0.21	(i)	23
11.77	1.12	18.0	0.82	(i)	2.10	(i)	1.16	(i)	1.76	(i)	9
11.64	7.37	14.4	0.75		2.00		1.07		1.68		130
11.21	12.55	4.2	0.80	(i)	1.47	(i)	1.31	(i)	0.96	(i)	23
11.72	0.69	0.7	1.55	(i)	1.32	(i)	1.89	(i)	0.98	(i)	9
11.64	5.66	0.1	1.55	(i)	1.27	(i)	1.85	(i)	0.97	(i)	130
11.74	0.86	0.8	1.35	(i)	1.55	(i)	1.69	(i)	1.21	(i)	9
11.64	5.67	0.1	1.35	(i)	1.38	(i)	1.65	(i)	1.08	(i)	130
11.76	1.03	0.1	1.05	(i)	1.87	(i)	1.39	(i)	1.53	(i)	9
11.64	5.76	0.1	1.05	(i)	1.66	(i)	1.35	(i)	1.36	(i)	130

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Income from investment operations				Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$12.24	$0.07	$—	$0.07	$—	$—	$—
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.06	1.52	1.58	(0.03)	—	(0.03)
Class B Shares
Six months ended 06/30/2005 (h)	12.22	0.05	—	0.05	—	—	—
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.52	1.56	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2005 (h)	12.31	0.10	—	0.10	—	—	—
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)
Period ended 12/31/2003 (j)	10.00	0.10	1.53	1.63	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2005 (h)	12.31	0.05	—	0.05	—	—	—
Period ended 12/31/2004 (k)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)
Class R-2 Shares
Six months ended 06/30/2005 (h)	12.32	0.06	0.01	0.07	—	—	—
Period ended 12/31/2004 (k)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)
Class R-3 Shares
Six months ended 06/30/2005 (h)	12.32	0.08	0.01	0.09	—	—	—
Period ended 12/31/2004 (k)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense waivers, were 0.28% and 2.12%, respectively, for the six months ended June 30, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds were 0.62% and 1.78%, respectively, for the six months ended June 30, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)
$12.31	0.57%	$242.5	1.21	%(i)	1.19	%(i)	1.54	%(i)	0.86	%(i)	14%
12.24	8.78	177.7	1.24		1.32		1.55		1.01		140
11.55	15.81	51.7	1.30	(i)	1.03	(i)	1.53	(i)	0.80	(i)	23
12.27	0.41	59.2	1.61	(i)	0.79	(i)	1.94	(i)	0.46	(i)	14
12.22	8.39	44.7	1.64		0.91		1.95		0.60		140
11.54	15.61	15.5	1.70	(i)	0.63	(i)	1.98	(i)	0.35	(i)	23
12.41	0.81	29.6	0.80	(i)	1.60	(i)	1.14	(i)	1.26	(i)	14
12.31	9.34	21.0	0.74		1.82		1.05		1.51		140
11.59	16.35	5.7	0.80	(i)	1.50	(i)	1.23	(i)	1.07	(i)	23
12.36	0.41	1.2	1.53	(i)	0.83	(i)	1.86	(i)	0.50	(i)	14
12.31	7.32	0.2	1.55	(i)	1.46	(i)	1.86	(i)	1.15	(i)	140
12.39	0.57	1.0	1.33	(i)	1.01	(i)	1.66	(i)	0.68	(i)	14
12.32	7.38	0.1	1.35	(i)	1.35	(i)	1.65	(i)	1.05	(i)	140
12.41	0.73	0.4	1.03	(i)	1.35	(i)	1.36	(i)	1.02	(i)	14
12.32	7.46	0.1	1.05	(i)	1.64	(i)	1.35	(i)	1.34	(i)	140

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$12.70	$0.05	$—	$0.05	$—	$—	$—
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.07	1.76	1.83	(0.03)	—	(0.03)
Class B Shares
Six months ended 06/30/2005 (h)	12.65	0.02	0.01	0.03	—	—	—
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.75	1.79	(0.02)	—	(0.02)
Institutional Shares
Six months ended 06/30/2005 (h)	12.74	0.07	0.01	0.08	—	—	—
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.10	1.77	1.87	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2005 (h)	12.74	0.02	0.01	0.03	—	—	—
Period ended 12/31/2004 (k)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)
Class R-2 Shares
Six months ended 06/30/2005 (h)	12.75	0.04	—	0.04	—	—	—
Period ended 12/31/2004 (k)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)
Class R-3 Shares
Six months ended 06/30/2005 (h)	12.75	0.06	—	0.06	—	—	—
Period ended 12/31/2004 (k)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense waivers, were 0.27% and 1.71%, respectively, for the six months ended June 30, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds were 0.60% and 1.38%, respectively, for the six months ended June 30, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (f)
$12.75	0.39%	$141.6	1.22	%(i)	0.77	%(i)	1.56	%(i)	0.43	%(i)	17%
12.70	10.32	96.5	1.23		1.18		1.58		0.83		138
11.80	18.31	25.9	1.30	(i)	1.05	(i)	1.80	(i)	0.55	(i)	32
12.68	0.24	41.7	1.62	(i)	0.37	(i)	1.96	(i)	0.03	(i)	17
12.65	9.88	29.7	1.63		0.77		1.98		0.42		138
11.77	17.89	9.5	1.70	(i)	0.64	(i)	2.29	(i)	0.05	(i)	32
12.82	0.63	26.6	0.81	(i)	1.17	(i)	1.15	(i)	0.83	(i)	17
12.74	10.70	18.1	0.73		1.67		1.08		1.32		138
11.83	18.74	5.9	0.80	(i)	1.53	(i)	1.49	(i)	0.84	(i)	32
12.77	0.24	1.2	1.54	(i)	0.41	(i)	1.88	(i)	0.07	(i)	17
12.74	8.60	0.2	1.53	(i)	1.46	(i)	1.87	(i)	1.12	(i)	138
12.79	0.31	0.9	1.34	(i)	0.63	(i)	1.68	(i)	0.29	(i)	17
12.75	8.66	0.1	1.34	(i)	1.32	(i)	1.67	(i)	0.99	(i)	138
12.81	0.47	0.3	1.04	(i)	0.94	(i)	1.38	(i)	0.60	(i)	17
12.75	8.76	0.1	1.04	(i)	1.61	(i)	1.37	(i)	1.28	(i)	138

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2005 (h)	$13.12	$0.03	$(0.01)	$0.02	$—	$—	$—
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)
Period ended 12/31/2003 (j)	10.00	0.06	2.08	2.14	(0.03)	—	(0.03)
Class B Shares
Six months ended 06/30/2005 (h)	13.09	0.01	—	0.01	—	—	—
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)
Period ended 12/31/2003 (j)	10.00	0.03	2.07	2.10	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2005 (h)	13.16	0.06	—	0.06	—	—	—
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.09	2.08	2.17	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2005 (h)	13.15	0.01	—	0.01	—	—	—
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)
Class R-2 Shares
Six months ended 06/30/2005 (h)	13.16	0.02	—	0.02	—	—	—
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)
Class R-3 Shares
Six months ended 06/30/2005 (h)	13.16	0.04	—	0.04	—	—	—
Period ended 12/31/2004 (k)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, and reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense waivers, were 0.26% and 1.42%, respectively, for the six months ended June 30, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense limitation threshold. For the six months ended June 30, 2005, the ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios, but do not reflect Barclays’ voluntary expense waivers of the management fees charged to the Master Portfolio in an amount equal to the Fund’s indirect proportionate amount of the management and administration fees, if any, charged to the Underlying Funds, including the Active Stock and CoreAlpha Bond Master Portfolios. The expense and net investment income ratios for the Master Portfolio, excluding any expense waivers for the Underlying Funds were 0.60% and 1.08%, respectively, for the six months ended June 30, 2005.

See accompanying notes to financial statements.

Net asset value, end of period	Total return (d)	Ratios/supplemental data
		Net assets, end of period (millions)	Average Net Asset ratios assuming expense limitations and expense waivers				Average Net Asset ratios absent expense limitations and expense waivers				Portfolio turnover rate (g)
			Expenses (a) (e)		Net investment income (a)		Expenses (e) (f)		Net investment income (loss) (f)
$13.14	0.15%	$85.7	1.21	%(i)	0.48	%(i)	1.59	%(i)	0.10	%(i)	31%
13.12	10.86	53.7	1.22		1.06		1.67		0.61		147
12.11	21.37	12.3	1.30	(i)	0.86	(i)	2.38	(i)	(0.22	)(i)	29
13.10	0.08	26.1	1.61	(i)	0.08	(i)	1.99	(i)	(0.30	)(i)	31
13.09	10.51	17.8	1.62		0.63		2.08		0.17		147
12.09	21.05	5.1	1.70	(i)	0.47	(i)	2.85	(i)	(0.68	)(i)	29
13.22	0.46	19.4	0.81	(i)	0.88	(i)	1.19	(i)	0.50	(i)	31
13.16	11.32	12.5	0.72		1.56		1.17		1.11		147
12.13	21.70	2.8	0.80	(i)	1.36	(i)	2.22	(i)	(0.06	)(i)	29
13.16	0.08	1.0	1.53	(i)	0.13	(i)	1.91	(i)	(0.25	)(i)	31
13.15	9.54	0.2	1.52	(i)	1.38	(i)	1.92	(i)	0.98	(i)	147
13.18	0.15	1.3	1.33	(i)	0.33	(i)	1.70	(i)	(0.04	)(i)	31
13.16	9.59	0.1	1.33	(i)	1.23	(i)	1.72	(i)	0.84	(i)	147
13.20	0.30	0.1	1.03	(i)	0.67	(i)	1.41	(i)	0.29	(i)	31
13.16	9.69	0.1	1.03	(i)	1.54	(i)	1.42	(i)	1.15	(i)	147

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.55%)

ADVERTISING (0.18%)
Interpublic Group of Companies Inc. (a) (b)	88,404	$1,076,761
Omnicom Group Inc.	39,000	3,114,540

		4,191,301

AEROSPACE & DEFENSE (1.93%)
Boeing Co. (The)	174,795	11,536,470
General Dynamics Corp.	42,200	4,622,588
Goodrich (B.F.) Co.	25,180	1,031,373
L-3 Communications Holdings Inc.	24,905	1,907,225
Lockheed Martin Corp.	85,118	5,521,605
Northrop Grumman Corp. (b)	76,187	4,209,332
Raytheon Co.	95,259	3,726,532
Rockwell Collins Inc.	37,452	1,785,711
United Technologies Corp.	215,877	11,085,284

		45,426,120

AGRICULTURE (1.50%)
Altria Group Inc.	437,004	28,256,679
Monsanto Co.	56,445	3,548,697
Reynolds American Inc.	24,795	1,953,846
UST Inc. (b)	34,712	1,584,950

		35,344,172

AIRLINES (0.10%)
Delta Air Lines Inc. (a) (b)	29,109	109,450
Southwest Airlines Co.	156,413	2,178,833

		2,288,283

APPAREL (0.44%)
Coach Inc. (a)	80,178	2,691,575
Jones Apparel Group Inc.	25,516	792,017
Liz Claiborne Inc.	22,633	899,888
Nike Inc. Class B	48,479	4,198,281
Reebok International Ltd. (b)	12,028	503,131
VF Corp.	21,387	1,223,764

		10,308,656

AUTO MANUFACTURERS (0.46%)
Ford Motor Co.	387,505	3,968,051
General Motors Corp. (b)	119,067	4,048,278
Navistar International Corp. (a) (b)	14,387	460,384
PACCAR Inc.	36,500	2,482,000

		10,958,713

AUTO PARTS & EQUIPMENT (0.18%)
Cooper Tire & Rubber Co. (b)	14,702	273,016
Dana Corp. (b)	31,143	467,456
Delphi Corp. (b)	116,584	542,116
Goodyear Tire & Rubber Co. (The) (a) (b)	36,495	543,775

Security	Shares	Value

COMMON STOCKS (Cont.)

AUTO PARTS & EQUIPMENT (Cont.)
Johnson Controls Inc.	40,346	$2,272,690
Visteon Corp.	26,822	161,737

		4,260,790

BANKS (6.23%)
AmSouth Bancorp (b)	74,565	1,938,690
Bank of America Corp.	849,436	38,742,776
Bank of New York Co. Inc. (The)	163,944	4,718,308
BB&T Corp.	115,334	4,609,900
Comerica Inc.	35,744	2,066,003
Compass Bancshares Inc.	25,822	1,161,990
Fifth Third Bancorp	110,004	4,533,265
First Horizon National Corp. (b)	25,941	1,094,710
Huntington Bancshares Inc. (b)	48,473	1,170,138
KeyCorp	85,725	2,841,784
M&T Bank Corp. (b)	20,858	2,193,427
Marshall & Ilsley Corp.	44,704	1,987,093
Mellon Financial Corp.	89,047	2,554,758
National City Corp.	125,747	4,290,488
North Fork Bancorp Inc.	100,422	2,820,854
Northern Trust Corp.	43,267	1,972,543
PNC Financial Services Group	59,650	3,248,539
Regions Financial Corp. (b)	97,659	3,308,687
State Street Corp.	70,107	3,382,663
SunTrust Banks Inc.	71,709	5,180,258
Synovus Financial Corp.	65,267	1,871,205
U.S. Bancorp	387,675	11,320,110
Wachovia Corp.	333,238	16,528,605
Wells Fargo & Co.	356,569	21,957,519
Zions Bancorporation	18,847	1,385,820

		146,880,133

BEVERAGES (2.19%)
Anheuser-Busch Companies Inc.	163,622	7,485,706
Brown-Forman Corp. Class B (b)	19,386	1,172,078
Coca-Cola Co. (The)	477,448	19,933,454
Coca-Cola Enterprises Inc.	75,304	1,657,441
Molson Coors Brewing Co. Class B	16,860	1,045,320
Pepsi Bottling Group Inc. (b)	42,177	1,206,684
PepsiCo Inc.	353,295	19,053,199

		51,553,882

BIOTECHNOLOGY (1.04%)
Amgen Inc. (a)	261,616	15,817,303
Biogen Idec Inc. (a) (b)	72,435	2,495,386
Chiron Corp. (a) (b)	31,686	1,105,525
Genzyme Corp. (a) (b)	53,078	3,189,457
MedImmune Inc. (a)	51,997	1,389,360
Millipore Corp. (a)	10,312	585,000

		24,582,031

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

BUILDING MATERIALS (0.25%)
American Standard Companies Inc.	38,257	$1,603,733
Masco Corp.	92,261	2,930,209
Vulcan Materials Co. (b)	21,511	1,398,000

		5,931,942

CHEMICALS (1.53%)
Air Products & Chemicals Inc.	48,219	2,907,606
Ashland Inc.	14,240	1,023,429
Dow Chemical Co. (The)	202,683	9,025,474
Du Pont (E.I.) de Nemours and Co.	210,036	9,033,648
Eastman Chemical Co. (b)	16,772	924,976
Ecolab Inc. (b)	47,010	1,521,244
Engelhard Corp. (b)	25,454	726,712
Great Lakes Chemical Corp.	10,599	333,551
Hercules Inc. (a)	23,233	328,747
International Flavors & Fragrances Inc.	19,111	692,200
PPG Industries Inc. (b)	36,396	2,284,213
Praxair Inc.	68,054	3,171,316
Rohm & Haas Co. (b)	41,219	1,910,088
Sherwin-Williams Co. (The) (b)	26,938	1,268,510
Sigma-Aldrich Corp.	14,350	804,174

		35,955,888

COMMERCIAL SERVICES (0.91%)
Apollo Group Inc. Class A (a)	34,803	2,722,291
Block (H & R) Inc. (b)	34,694	2,024,395
Cendant Corp.	221,901	4,963,925
Convergys Corp. (a)	29,325	417,001
Donnelley (R.R.) & Sons Co.	45,556	1,572,138
Equifax Inc.	28,038	1,001,237
McKesson Corp.	62,016	2,777,697
Moody’s Corp. (b)	58,239	2,618,425
Paychex Inc. (b)	75,486	2,456,314
Robert Half International Inc. (b)	34,560	862,963

		21,416,386

COMPUTERS (3.78%)
Affiliated Computer Services Inc. Class A (a)	26,511	1,354,712
Apple Computer Inc. (a)	173,633	6,391,431
Computer Sciences Corp. (a)	39,396	1,721,605
Dell Inc. (a)	511,652	20,215,371
Electronic Data Systems Corp. (b)	108,745	2,093,341
EMC Corp. (a)	506,434	6,943,210
Gateway Inc. (a) (b)	67,376	222,341
Hewlett-Packard Co.	610,266	14,347,354
International Business Machines Corp.	340,870	25,292,554
Lexmark International Inc. (a) (b)	26,569	1,722,468
NCR Corp. (a)	39,135	1,374,421
Network Appliance Inc. (a)	76,903	2,174,048
Sun Microsystems Inc. (a)	716,030	2,670,792
SunGard Data Systems Inc. (a)	60,956	2,143,823
Unisys Corp. (a)	69,652	440,897

		89,108,368

Security	Shares	Value

COMMON STOCKS (Cont.)

COSMETICS & PERSONAL CARE (2.32%)
Alberto-Culver Co. (b)	18,302	$793,026
Avon Products Inc.	99,350	3,760,397
Colgate-Palmolive Co.	110,537	5,516,902
Gillette Co. (The)	210,381	10,651,590
Kimberly-Clark Corp.	101,177	6,332,668
Procter & Gamble Co.	522,795	27,577,436

		54,632,019

DISTRIBUTION & WHOLESALE (0.10%)
Genuine Parts Co. (b)	36,559	1,502,209
Grainger (W.W.) Inc.	17,848	977,892

		2,480,101

DIVERSIFIED FINANCIAL SERVICES (7.90%)
American Express Co.	247,381	13,168,091
Bear Stearns Companies Inc. (The)	23,887	2,482,815
Capital One Financial Corp. (b)	53,073	4,246,371
CIT Group Inc.	44,265	1,902,067
Citigroup Inc.	1,098,648	50,790,497
Countrywide Financial Corp.	123,777	4,779,030
E*TRADE Financial Corp. (a)	77,446	1,083,470
Federal Home Loan Mortgage Corp.	145,614	9,498,401
Federal National Mortgage Association	204,131	11,921,250
Federated Investors Inc. Class B (b)	20,674	620,427
Franklin Resources Inc. (b)	41,948	3,229,157
Goldman Sachs Group Inc. (The)	93,513	9,540,196
Janus Capital Group Inc. (b)	49,212	740,148
JP Morgan Chase & Co.	743,435	26,258,124
Lehman Brothers Holdings Inc.	58,273	5,785,343
MBNA Corp.	268,545	7,025,137
Merrill Lynch & Co. Inc.	199,361	10,966,849
Morgan Stanley	231,736	12,159,188
Providian Financial Corp. (a)	61,291	1,080,560
Schwab (Charles) Corp. (The)	242,562	2,736,099
SLM Corp.	89,039	4,523,181
T. Rowe Price Group Inc.	26,403	1,652,828

		186,189,229

ELECTRIC (3.18%)
AES Corp. (The) (a)	137,169	2,246,828
Allegheny Energy Inc. (a) (b)	34,117	860,431
Ameren Corp.	42,713	2,362,029
American Electric Power Co. Inc.	81,233	2,995,061
Calpine Corp. (a) (b)	109,445	372,113
CenterPoint Energy Inc. (b)	62,366	823,855
Cinergy Corp.	41,609	1,864,915
CMS Energy Corp. (a) (b)	45,357	683,076
Consolidated Edison Inc.	51,076	2,392,400
Constellation Energy Group Inc.	37,274	2,150,337
Dominion Resources Inc.	71,726	5,263,971
DTE Energy Co. (b)	36,517	1,707,900

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
Duke Energy Corp.	196,443	$5,840,250
Edison International	68,452	2,775,729
Entergy Corp.	45,068	3,404,887
Exelon Corp. (b)	141,025	7,238,813
FirstEnergy Corp.	69,320	3,334,985
FPL Group Inc.	82,470	3,468,688
NiSource Inc.	56,745	1,403,304
PG&E Corp. (b)	77,822	2,921,438
Pinnacle West Capital Corp.	20,512	911,758
PPL Corp.	39,867	2,367,302
Progress Energy Inc.	52,249	2,363,745
Public Service Enterprise Group Inc.	50,200	3,053,164
Southern Co. (The) (b)	156,800	5,436,256
TECO Energy Inc. (b)	42,938	811,958
TXU Corp. (b)	50,511	4,196,959
Xcel Energy Inc. (b)	84,347	1,646,453

		74,898,605

ELECTRICAL COMPONENTS & EQUIPMENT (0.31%)
American Power Conversion Corp. (b)	38,605	910,692
Emerson Electric Co.	88,203	5,524,154
Molex Inc. (b)	36,052	938,794

		7,373,640

ELECTRONICS (0.51%)
Agilent Technologies Inc. (a)	91,876	2,114,986
Applera Corp. - Applied Biosystems Group	40,939	805,270
Fisher Scientific International Inc. (a) (b)	25,183	1,634,377
Jabil Circuit Inc. (a)	39,375	1,209,994
Parker Hannifin Corp.	25,227	1,564,326
PerkinElmer Inc.	26,933	509,034
Sanmina-SCI Corp. (a)	108,801	595,141
Solectron Corp. (a)	202,830	768,726
Symbol Technologies Inc.	50,551	498,938
Tektronix Inc.	18,831	438,197
Thermo Electron Corp. (a)	33,615	903,235
Waters Corp. (a)	25,253	938,654

		11,980,878

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp. (b)	18,095	1,042,091

		1,042,091

ENTERTAINMENT (0.09%)
International Game Technology Inc. (b)	72,314	2,035,639

		2,035,639

ENVIRONMENTAL CONTROL (0.16%)
Allied Waste Industries Inc. (a) (b)	59,527	472,049
Waste Management Inc.	119,535	3,387,622

		3,859,671

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (1.67%)
Albertson’s Inc. (b)	77,029	$1,592,960
Archer-Daniels-Midland Co.	131,989	2,821,925
Campbell Soup Co.	69,159	2,128,022
ConAgra Foods Inc.	108,868	2,521,383
General Mills Inc. (b)	77,826	3,641,479
Heinz (H.J.) Co. (b)	73,564	2,605,637
Hershey Co. (The)	46,260	2,872,746
Kellogg Co.	74,286	3,301,270
Kroger Co. (a)	153,659	2,924,131
McCormick & Co. Inc. NVS	28,368	927,066
Safeway Inc.	94,148	2,126,803
Sara Lee Corp.	165,945	3,287,370
SUPERVALU Inc.	28,390	925,798
Sysco Corp. (b)	133,934	4,847,071
Wrigley (William Jr.) Co.	41,512	2,857,686

		39,381,347

FOREST PRODUCTS & PAPER (0.46%)
Georgia-Pacific Corp.	54,570	1,735,326
International Paper Co. (b)	103,098	3,114,591
Louisiana-Pacific Corp.	22,749	559,170
MeadWestvaco Corp.	40,127	1,125,161
Temple-Inland Inc.	26,210	973,701
Weyerhaeuser Co.	51,530	3,279,884

		10,787,833

GAS (0.18%)
KeySpan Corp. (b)	36,413	1,482,009
Nicor Inc.	9,040	372,177
Peoples Energy Corp. (b)	7,851	341,204
Sempra Energy	50,232	2,075,084

		4,270,474

HAND & MACHINE TOOLS (0.11%)
Black & Decker Corp.	16,828	1,511,996
Snap-On Inc.	11,953	409,988
Stanley Works (The)	16,224	738,841

		2,660,825

HEALTH CARE-PRODUCTS (3.64%)
Bard (C.R.) Inc.	21,978	1,461,757
Bausch & Lomb Inc. (b)	11,175	927,525
Baxter International Inc.	130,731	4,850,120
Becton, Dickinson & Co.	53,163	2,789,463
Biomet Inc.	53,075	1,838,518
Boston Scientific Corp. (a)	159,092	4,295,484
Guidant Corp.	68,456	4,607,089
Johnson & Johnson	627,537	40,789,905
Medtronic Inc.	255,115	13,212,406
St. Jude Medical Inc. (a)	76,209	3,323,474

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
Stryker Corp.	79,343	$3,773,553
Zimmer Holdings Inc. (a) (b)	51,993	3,960,307

		85,829,601

HEALTH CARE-SERVICES (1.75%)
Aetna Inc.	61,588	5,100,718
HCA Inc.	88,277	5,002,658
Health Management Associates Inc. Class A (b)	51,631	1,351,700
Humana Inc. (a)	33,881	1,346,431
Laboratory Corp. of America Holdings (a)	28,441	1,419,206
Manor Care Inc.	18,016	715,776
Quest Diagnostics Inc. (b)	38,858	2,069,966
Tenet Healthcare Corp. (a) (b)	97,884	1,198,100
UnitedHealth Group Inc.	267,732	13,959,546
WellPoint Inc. (a)	129,162	8,994,842

		41,158,943

HOME BUILDERS (0.23%)
Centex Corp.	26,843	1,896,995
KB Home (b)	17,874	1,362,535
Pulte Homes Inc.	25,209	2,123,858

		5,383,388

HOME FURNISHINGS (0.10%)
Leggett & Platt Inc.	39,902	1,060,595
Maytag Corp.	16,129	252,580
Whirlpool Corp. (b)	14,121	990,023

		2,303,198

HOUSEHOLD PRODUCTS & WARES (0.24%)
Avery Dennison Corp.	21,707	1,149,603
Clorox Co. (The)	32,348	1,802,431
Fortune Brands Inc.	30,578	2,715,326

		5,667,360

HOUSEWARES (0.06%)
Newell Rubbermaid Inc. (b)	57,445	1,369,489

		1,369,489

INSURANCE (4.58%)
ACE Ltd.	60,440	2,710,734
AFLAC Inc.	105,654	4,572,705
Allstate Corp. (The)	141,455	8,451,936
Ambac Financial Group Inc. (b)	22,814	1,591,505
American International Group Inc.	548,129	31,846,295
AON Corp.	66,644	1,668,766
Chubb Corp. (b)	41,106	3,519,085
CIGNA Corp. (b)	27,824	2,978,003

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Cincinnati Financial Corp. (b)	35,547	$1,406,239
Hartford Financial Services Group Inc.	62,470	4,671,507
Jefferson-Pilot Corp. (b)	28,549	1,439,441
Lincoln National Corp.	36,516	1,713,331
Loews Corp.	33,916	2,628,490
Marsh & McLennan Companies Inc. (b)	112,094	3,105,004
MBIA Inc. (b)	28,978	1,718,685
MetLife Inc.	154,548	6,945,387
MGIC Investment Corp. (b)	20,224	1,319,009
Principal Financial Group Inc.	62,603	2,623,066
Progressive Corp. (The) (b)	42,092	4,159,111
Prudential Financial Inc.	110,230	7,237,702
SAFECO Corp. (b)	26,674	1,449,465
St. Paul Travelers Companies Inc.	141,950	5,611,283
Torchmark Corp. (b)	22,414	1,170,011
UNUMProvident Corp. (b)	62,200	1,139,504
XL Capital Ltd. Class A (b)	29,431	2,190,255

		107,866,519

INTERNET (0.93%)
eBay Inc. (a)	256,145	8,455,346
Monster Worldwide Inc. (a)	25,126	720,614
Symantec Corp. (a) (b)	149,648	3,253,348
Yahoo! Inc. (a)	276,796	9,590,981

		22,020,289

IRON & STEEL (0.12%)
Allegheny Technologies Inc.	19,629	433,016
Nucor Corp.	33,559	1,530,962
United States Steel Corp. (b)	23,872	820,481

		2,784,459

LEISURE TIME (0.45%)
Brunswick Corp.	20,217	875,800
Carnival Corp.	111,337	6,073,433
Harley-Davidson Inc. (b)	60,561	3,003,826
Sabre Holdings Corp. (b)	28,235	563,288

		10,516,347

LODGING (0.43%)
Harrah’s Entertainment Inc.	38,200	2,753,074
Hilton Hotels Corp.	80,586	1,921,976
Marriott International Inc. Class A	42,237	2,881,408
Starwood Hotels & Resorts Worldwide Inc.	45,428	2,660,718

		10,217,176

MACHINERY (0.54%)
Caterpillar Inc.	72,144	6,876,045
Cummins Inc. (b)	9,296	693,575

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

MACHINERY (Cont.)
Deere & Co.	51,902	$3,399,062
Rockwell Automation Inc.	37,149	1,809,528

		12,778,210

MANUFACTURING (5.50%)
Cooper Industries Ltd.	19,440	1,242,216
Danaher Corp.	58,336	3,053,306
Dover Corp.	42,761	1,555,645
Eastman Kodak Co.	60,203	1,616,451
Eaton Corp.	32,119	1,923,928
General Electric Co.	2,238,562	77,566,173
Honeywell International Inc.	179,776	6,585,195
Illinois Tool Works Inc.	57,906	4,613,950
Ingersoll-Rand Co. Class A	35,898	2,561,322
ITT Industries Inc. (b)	19,375	1,891,581
Pall Corp. (b)	25,816	783,774
Textron Inc.	28,371	2,151,940
3M Co.	162,552	11,752,509
Tyco International Ltd.	425,957	12,437,944

		129,735,934

MEDIA (3.39%)
Clear Channel Communications Inc. (b)	108,402	3,352,874
Comcast Corp. Class A (a)	465,534	14,291,894
Dow Jones & Co. Inc. (b)	15,363	544,618
Gannett Co. Inc. (b)	52,745	3,751,752
Knight Ridder Inc. (b)	15,987	980,643
McGraw-Hill Companies Inc. (The)	79,623	3,523,318
Meredith Corp.	9,890	485,203
New York Times Co. Class A (b)	30,464	948,954
News Corp. Class A	608,195	9,840,595
Time Warner Inc. (a)	988,475	16,517,417
Tribune Co. (b)	63,292	2,226,613
Univision Communications Inc. Class A (a) (b)	62,181	1,713,087
Viacom Inc. Class B	340,023	10,887,536
Walt Disney Co. (The)	430,836	10,848,450

		79,912,954

MINING (0.50%)
Alcoa Inc.	183,706	4,800,238
Freeport-McMoRan Copper & Gold Inc.	37,629	1,408,830
Newmont Mining Corp.	93,848	3,662,887
Phelps Dodge Corp.	20,304	1,878,120

		11,750,075

OFFICE & BUSINESS EQUIPMENT (0.21%)
Pitney Bowes Inc.	48,490	2,111,740
Xerox Corp. (a)	201,214	2,774,741

		4,886,481

Security	Shares	Value

COMMON STOCKS (Cont.)

OIL & GAS (7.40%)
Amerada Hess Corp. (b)	18,149	$1,933,050
Anadarko Petroleum Corp.	50,046	4,111,279
Apache Corp.	69,108	4,464,377
Burlington Resources Inc.	81,282	4,490,018
Chevron Corp.	442,937	24,769,037
ConocoPhillips	293,717	16,885,790
Devon Energy Corp.	100,482	5,092,428
EOG Resources Inc.	50,306	2,857,381
Exxon Mobil Corp.	1,344,138	77,247,611
Kerr-McGee Corp.	24,444	1,865,322
Marathon Oil Corp.	73,223	3,907,912
Nabors Industries Ltd. (a)	31,317	1,898,437
Noble Corp.	28,455	1,750,267
Occidental Petroleum Corp.	83,929	6,456,658
Rowan Companies Inc.	22,491	668,208
Sunoco Inc.	14,738	1,675,416
Transocean Inc. (a)	68,642	3,704,609
Unocal Corp.	57,190	3,720,210
Valero Energy Corp.	54,050	4,275,896
XTO Energy Inc.	75,858	2,578,413

		174,352,319

OIL & GAS SERVICES (0.92%)
Baker Hughes Inc. (b)	71,298	3,647,606
BJ Services Co.	34,105	1,789,830
Halliburton Co.	106,518	5,093,691
National Oilwell Varco Inc. (a)	36,087	1,715,576
Schlumberger Ltd.	124,225	9,433,647

		21,680,350

PACKAGING & CONTAINERS (0.13%)
Ball Corp.	23,146	832,330
Bemis Co. Inc.	22,337	592,824
Pactiv Corp. (a)	30,910	667,038
Sealed Air Corp. (a)	17,432	867,939

		2,960,131

PHARMACEUTICALS (6.13%)
Abbott Laboratories	327,816	16,066,262
Allergan Inc.	27,637	2,355,778
AmerisourceBergen Corp.	22,188	1,534,300
Bristol-Myers Squibb Co. (b)	412,098	10,294,208
Cardinal Health Inc.	90,805	5,228,552
Caremark Rx Inc. (a)	96,078	4,277,393
Express Scripts Inc. (a)	31,716	1,585,166
Forest Laboratories Inc. (a)	72,449	2,814,644
Gilead Sciences Inc. (a)	95,123	4,184,461
Hospira Inc. (a)	33,086	1,290,354
King Pharmaceuticals Inc. (a)	50,431	525,491
Lilly (Eli) & Co. (b)	238,999	13,314,634
Medco Health Solutions Inc. (a)	58,293	3,110,514

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Merck & Co. Inc.	464,679	$14,312,113
Mylan Laboratories Inc.	56,270	1,082,635
Pfizer Inc.	1,570,219	43,306,640
Schering-Plough Corp.	310,817	5,924,172
Watson Pharmaceuticals Inc. (a) (b)	22,904	677,042
Wyeth	282,293	12,562,039

		144,446,398

PIPELINES (0.26%)
Dynegy Inc. Class A (a) (b)	73,998	359,630
El Paso Corp.	134,706	1,551,813
Kinder Morgan Inc. (b)	23,195	1,929,824
Williams Companies Inc.	119,786	2,275,934

		6,117,201

REAL ESTATE INVESTMENT TRUSTS (0.59%)
Apartment Investment & Management Co. Class A (b)	19,923	815,249
Archstone-Smith Trust	41,919	1,618,912
Equity Office Properties Trust (b)	85,706	2,836,869
Equity Residential (b)	60,202	2,216,638
Plum Creek Timber Co. Inc.	38,438	1,395,299
ProLogis	39,142	1,575,074
Simon Property Group Inc.	46,482	3,369,480

		13,827,521

RETAIL (6.50%)
AutoNation Inc. (a)	48,286	990,829
AutoZone Inc. (a)	14,105	1,304,148
Bed Bath & Beyond Inc. (a)	62,918	2,628,714
Best Buy Co. Inc.	63,277	4,337,638
Big Lots Inc. (a) (b)	23,954	317,151
Circuit City Stores Inc. (b)	39,727	686,880
Costco Wholesale Corp.	100,594	4,508,623
CVS Corp.	170,623	4,960,011
Darden Restaurants Inc.	31,460	1,037,551
Dillard’s Inc. Class A	15,581	364,907
Dollar General Corp.	64,321	1,309,576
Family Dollar Stores Inc.	35,032	914,335
Federated Department Stores Inc.	35,826	2,625,329
Gap Inc. (The)	161,066	3,181,054
Home Depot Inc.	453,665	17,647,569
Kohl’s Corp. (a) (b)	68,997	3,857,622
Limited Brands Inc. (b)	81,191	1,739,111
Lowe’s Companies Inc. (b)	162,879	9,482,815
May Department Stores Co. (The)	62,937	2,527,550
McDonald’s Corp.	267,651	7,427,315
Nordstrom Inc.	26,284	1,786,523
Office Depot Inc. (a)	66,180	1,511,551
OfficeMax Inc.	14,729	438,482
Penney (J.C.) Co. Inc. (Holding Co.) (b)	56,018	2,945,426

Security	Shares	Value

COMMON STOCKS (Cont.)

RETAIL (Cont.)
RadioShack Corp.	33,100	$766,927
Sears Holdings Corp. (a)	21,509	3,223,554
Staples Inc.	155,947	3,324,790
Starbucks Corp. (a)	82,703	4,272,437
Target Corp.	186,899	10,169,175
Tiffany & Co. (b)	30,366	994,790
TJX Companies Inc.	100,276	2,441,721
Toys R Us Inc. (a)	46,341	1,227,110
Walgreen Co.	215,585	9,914,754
Wal-Mart Stores Inc.	706,712	34,063,518
Wendy’s International Inc.	24,025	1,144,791
Yum! Brands Inc. (b)	61,247	3,189,744

		153,264,021

SAVINGS & LOANS (0.56%)
Golden West Financial Corp. (b)	59,817	3,851,018
Sovereign Bancorp Inc.	78,026	1,743,101
Washington Mutual Inc.	184,908	7,523,907

		13,118,026

SEMICONDUCTORS (3.18%)
Advanced Micro Devices Inc. (a)	82,631	1,432,822
Altera Corp. (a)	77,971	1,545,385
Analog Devices Inc.	78,195	2,917,455
Applied Materials Inc. (b)	348,410	5,637,274
Applied Micro Circuits Corp. (a) (b)	65,144	166,769
Broadcom Corp. Class A (a)	61,956	2,200,058
Freescale Semiconductor Inc. Class B (a)	84,264	1,784,712
Intel Corp.	1,303,959	33,981,172
KLA-Tencor Corp.	41,271	1,803,543
Linear Technology Corp.	64,520	2,367,239
LSI Logic Corp. (a) (b)	79,865	678,054
Maxim Integrated Products Inc. (b)	68,948	2,634,503
Micron Technology Inc. (a) (b)	128,384	1,310,801
National Semiconductor Corp.	74,430	1,639,693
Novellus Systems Inc.	29,133	719,876
NVIDIA Corp. (a)	35,256	942,040
PMC-Sierra Inc. (a)	36,924	344,501
QLogic Corp. (a)	19,132	590,605
Teradyne Inc. (a) (b)	40,516	484,977
Texas Instruments Inc. (b)	351,733	9,873,145
Xilinx Inc.	73,639	1,877,795

		74,932,419

SOFTWARE (4.23%)
Adobe Systems Inc.	102,881	2,944,454
Autodesk Inc.	48,040	1,651,135
Automatic Data Processing Inc. (b)	122,883	5,157,400
BMC Software Inc. (a)	46,124	827,926
Citrix Systems Inc. (a)	35,342	765,508

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Computer Associates International Inc.	112,836	$3,100,733
Compuware Corp. (a)	80,692	580,175
Electronic Arts Inc. (a)	64,754	3,665,724
First Data Corp. (b)	164,941	6,620,732
Fiserv Inc. (a) (b)	40,475	1,738,401
IMS Health Inc.	48,475	1,200,726
Intuit Inc. (a)	38,882	1,753,967
Mercury Interactive Corp. (a)	18,007	690,749
Microsoft Corp.	2,122,022	52,711,026
Novell Inc. (a) (b)	78,907	489,223
Oracle Corp. (a)	935,224	12,344,957
Parametric Technology Corp. (a)	55,685	355,270
Siebel Systems Inc. (b)	107,842	959,794
Veritas Software Corp. (a)	89,767	2,190,315

		99,748,215

TELECOMMUNICATIONS (5.64%)
ADC Telecommunications Inc. (a)	24,147	525,680
Alltel Corp. (b)	68,839	4,287,293
Andrew Corp. (a)	33,562	428,251
AT&T Corp.	168,559	3,209,363
Avaya Inc. (a)	100,652	837,425
BellSouth Corp.	386,113	10,259,022
CenturyTel Inc. (b)	28,107	973,345
CIENA Corp. (a)	117,825	246,254
Cisco Systems Inc. (a)	1,350,249	25,803,258
Citizens Communications Co.	71,060	955,046
Comverse Technology Inc. (a)	41,833	989,350
Corning Inc. (a)	305,263	5,073,471
JDS Uniphase Corp. (a)	300,075	456,114
Lucent Technologies Inc. (a) (b)	931,097	2,709,492
Motorola Inc.	517,047	9,441,278
Nextel Communications Inc. Class A (a)	237,221	7,664,611
QUALCOMM Inc.	345,512	11,405,351
Qwest Communications International Inc. (a)	356,799	1,323,724
SBC Communications Inc. (b)	696,816	16,549,380
Scientific-Atlanta Inc.	31,850	1,059,650
Sprint Corp. (FON Group) (b)	311,924	7,826,173
Tellabs Inc. (a)	96,270	837,549
Verizon Communications Inc. (b)	583,824	20,171,119

		133,032,199

TEXTILES (0.05%)
Cintas Corp. (b)	31,947	1,233,154

		1,233,154

TOYS, GAMES & HOBBIES (0.10%)
Hasbro Inc.	35,998	748,398
Mattel Inc. (b)	87,287	1,597,352

		2,345,750

Security	Shares or principal	Value

COMMON STOCKS (Cont.)

TRANSPORTATION (1.44%)
Burlington Northern Santa Fe Corp.	79,566	$3,745,967
CSX Corp.	45,458	1,939,238
FedEx Corp.	63,639	5,155,395
Norfolk Southern Corp.	84,998	2,631,538
Ryder System Inc.	13,303	486,890
Union Pacific Corp.	55,348	3,586,550
United Parcel Service Inc. Class B (b)	235,477	16,285,589

		33,831,167

TOTAL COMMON STOCKS
(Cost: $2,379,268,346)		2,298,868,311

SHORT-TERM INVESTMENTS (9.76%)

COMMERCIAL PAPER (c) (1.99%)
Alpine Securitization Corp.
3.29%, 08/08/05	$247,722	246,856
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	1,664,413	1,661,050
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	3,798,408	3,791,257
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	412,870	411,356
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,570,931	1,568,283
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	825,741	825,025
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	318,852	318,714
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	297,316	297,004
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	825,741	824,276
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	1,033,927	1,032,314
Charta LLC
3.31%, 08/11/05 (d)	1,238,611	1,233,942
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	776,196	775,551
Dexia Delaware LLC
3.04%, 07/01/05	1,094,932	1,094,932
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	619,306	615,709
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	1,366,163	1,360,453

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	$2,190,253	$2,186,471
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	165,148	164,568
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	894,343	892,856
General Electric Capital Corp.
2.74%, 07/07/05	412,870	412,682
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	784,454	783,394
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	2,749,717	2,738,093
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	2,497,758	2,494,073
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	412,870	412,870
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	1,208,373	1,207,298
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	1,577,165	1,575,256
Nordea North America Inc.
2.74%, 07/11/05	412,870	412,556
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	1,643,224	1,640,112
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	413,201	413,200
Polonius Inc.
3.15%, 07/11/05 (d)	578,019	577,513
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	2,685,879	2,684,122
Santander Central Hispano
2.75%, 07/08/05	1,032,176	1,031,625
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	1,477,159	1,474,276
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	3,003,219	2,995,134
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	2,688,604	2,685,781

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Three Pillars Funding Corp.
3.30%, 07/28/05	$120,071	$119,774
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	1,610,195	1,610,194
UBS Finance Delaware LLC
3.03%, 07/01/05	1,238,611	1,238,611
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	718,394	716,793
Yorktown Capital LLC
3.15%, 07/13/05	479,929	479,425

		47,003,399

FLOATING RATE NOTES (c) (3.37%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	1,535,878	1,535,887
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	2,023,065	2,023,081
American Express Centurion Bank
3.29%, 06/29/06	330,296	330,297
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	2,353,361	2,353,643
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	536,732	536,732
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	536,731	536,658
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	4,244,308	4,244,266
BMW US Capital LLC
3.19%, 07/14/06 (d)	825,741	825,741
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	2,807,519	2,807,255
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	3,088,270	3,088,076
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	206,435	206,435
Credit Suisse First Boston
3.15%, 05/09/06	825,741	825,741
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	2,477,222	2,477,083
DEPFA Bank PLC
3.42%, 03/15/06	825,741	825,741

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	$1,998,293	$1,998,367
Fairway Finance LLC
3.21%, 10/20/05	330,296	330,291
Fifth Third Bancorp
3.26%, 04/21/06 (d)	1,651,482	1,651,482
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	578,019	578,039
General Electric Capital Corp.
3.28%, 07/07/06	371,583	371,984
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	118,619	118,619
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	949,602	949,602
Hartford Life Global Funding Trust
3.21%, 07/15/06	825,741	825,741
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	2,477,222	2,477,223
HSBC Bank USA N.A.
3.57%, 05/04/06	289,009	289,207
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	3,633,259	3,633,275
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	867,028	867,028
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	3,220,389	3,220,858
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	1,238,611	1,238,611
Marshall & Ilsley Bank
3.36%, 02/20/06	825,741	826,375
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	1,238,611	1,238,611
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,238,611	1,238,521
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	3,055,241	3,055,657
Norddeutsche Landesbank
3.11%, 07/27/05	825,741	825,720
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	2,477,222	2,477,223

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	$3,179,102	$3,179,102
Principal Life Income Funding Trusts
3.21%, 05/10/06	619,306	619,335
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	2,343,039	2,342,380
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	454,157	454,104
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	4,714,980	4,715,106
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	825,741	825,741
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,279,898	1,279,612
SunTrust Bank
3.17%, 04/28/06	1,238,611	1,238,611
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	2,832,291	2,832,116
Toronto-Dominion Bank
3.81%, 06/20/06	1,032,176	1,032,274
UniCredito Italiano SpA
3.34%, 06/14/06	1,073,463	1,073,100
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	2,129,721	2,129,721
Wells Fargo & Co.
3.19%, 07/14/06 (d)	412,870	412,916
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	2,766,232	2,766,126
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	2,774,489	2,774,393
Winston Funding Ltd.
3.23%, 07/23/05 (d)	589,579	589,579
World Savings Bank
3.13%, 09/09/05	289,009	289,004

		79,382,290

MONEY MARKET FUNDS (2.42%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (c) (e) (f)	3,302,963	3,302,963
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (e) (f)	53,227,880	53,227,880

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (Cont.)
BlackRock Temp Cash Money Market Fund, 3.04% (c) (f)	119,615	$119,615
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (f)	289,468	289,468

		56,939,926

REPURCHASE AGREEMENTS (c) (1.23%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $14,026,171 and effective yields of 3.40% - 3.44%. (g)	$14,024,836	14,024,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,735,654 and effective yields of 3.43% - 3.44%. (g)	10,734,630	10,734,630
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $4,129,094 and an effective yield of 3.40%. (g)	4,128,704	4,128,704

		28,888,170

TIME DEPOSITS (c) (0.58%)
American Express Centurion Bank
3.08%, 07/01/05	619,306	619,306
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	825,741	825,741
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,156,037	1,156,038
Credit Suisse First Boston
3.16%, 07/13/05	412,870	412,870
Deutsche Bank AG
3.31%, 07/01/05	33,954	33,954
HBOS Treasury Services PLC
3.39%, 12/14/05	495,444	495,444
Key Bank N.A.
3.34%, 07/01/05	2,477,222	2,477,222
Natexis Banques
2.98%, 08/18/05	825,741	825,741
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,486,333	1,486,296
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	660,593	660,589
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	578,019	578,010

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
US Bank N.A.
3.12%, 07/08/05	$825,741	$825,741
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	2,477,222	2,477,222
Wells Fargo Bank N.A.
3.04%, 07/01/05	825,741	825,741

		13,699,915

U.S. GOVERNMENT AGENCY NOTES (c) (0.05%)
Federal National Mortgage Association
2.33%, 07/22/05	1,238,611	1,236,931

		1,236,931

U.S. TREASURY OBLIGATIONS (0.12%)
U.S. Treasury Bill
3.04%, 09/22/05 (h) (i)	2,800,000	2,780,579

		2,780,579

TOTAL SHORT-TERM INVESTMENTS
(Cost: $229,931,381)		229,931,210

TOTAL INVESTMENTS IN SECURITIES (107.31%)
(Cost: $2,609,199,727)		2,528,799,521

Other Assets, Less Liabilities (-7.31%)		(172,157,443)

NET ASSETS (100.00%)		$2,356,642,078

NVS	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (09/16/05)	961	$57,443,775	$(578,642)

			$(578,642)

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (95.02%)

ADVERTISING (0.31%)
ADVO Inc.	6,359	$202,534
Catalina Marketing Corp. (a)	10,770	273,666
FTD Group Inc. (b)	2,609	29,612
Greenfield Online Inc. (b)	3,326	40,411
Marchex Inc. Class B (a) (b)	4,072	61,243
ValueVision Media Inc. Class A (b)	5,500	66,055
Ventiv Health Inc. (b)	5,431	104,710

		778,231

AEROSPACE & DEFENSE (1.28%)
AAR Corp. (b)	6,603	103,733
ARGON ST Inc. (b)	1,763	62,586
Armor Holdings Inc. (b)	7,016	277,904
BE Aerospace Inc. (b)	11,694	182,777
Curtiss-Wright Corp.	4,370	235,761
DRS Technologies Inc.	5,545	284,348
EDO Corp.	3,364	100,617
Engineered Support Systems Inc.	8,450	302,764
Esterline Technologies Corp. (b)	5,089	203,967
GenCorp Inc. (b)	11,026	212,361
HEICO Corp. (a)	4,362	102,114
Herley Industries Inc. (b)	2,580	47,059
Innovative Solutions & Support Inc. (b)	1,811	60,795
Kaman Corp. Class A	4,446	80,206
Moog Inc. Class A (b)	8,043	253,274
MTC Technologies Inc. (b)	2,032	74,839
Orbital Sciences Corp. (a) (b)	11,343	112,296
Sequa Corp. Class A (b)	1,463	96,807
Teledyne Technologies Inc. (b)	6,797	221,446
Triumph Group Inc. (b)	3,552	123,468
United Industrial Corp.	2,265	80,951

		3,220,073

AGRICULTURE (0.31%)
Alico Inc.	785	40,373
Alliance One International Inc.	17,673	106,214
Delta & Pine Land Co.	7,743	194,040
Maui Land & Pineapple Co. Inc. (b)	717	27,303
Tejon Ranch Co. (b)	1,883	96,918
Universal Corp. (a)	5,177	226,649
Vector Group Ltd. (a)	5,087	94,466

		785,963

AIRLINES (0.52%)
AirTran Holdings Inc. (b)	17,667	163,066
Alaska Air Group Inc. (b)	5,584	166,124
America West Holdings Corp. Class B (a) (b)	8,702	52,212
Continental Airlines Inc. Class B (a) (b)	14,000	185,920
Delta Air Lines Inc. (a) (b)	25,172	94,647
ExpressJet Holdings Inc. (b)	8,911	75,833

Security	Shares	Value

COMMON STOCKS (Cont.)

AIRLINES (Cont.)
Frontier Airlines Inc. (b)	7,426	$76,711
MAIR Holdings Inc. (a) (b)	2,313	20,447
Mesa Air Group Inc. (a) (b)	6,085	40,830
Northwest Airlines Corp. (a) (b)	17,408	79,380
Pinnacle Airlines Corp. (b)	3,894	33,449
Republic Airways Holdings Inc. (b)	2,432	35,142
SkyWest Inc.	11,905	216,433
World Air Holdings Inc. (b)	4,760	55,787

		1,295,981

APPAREL (0.85%)
Carter’s Inc. (b)	3,767	219,917
Cherokee Inc.	1,482	51,307
Deckers Outdoor Corp. (a) (b)	2,053	50,504
DHB Industries Inc. (b)	5,546	46,864
Guess? Inc. (b)	3,292	54,581
Gymboree Corp. (b)	6,365	86,946
Hartmarx Corp. (b)	5,317	53,542
Kellwood Co.	5,820	156,558
K-Swiss Inc. Class A	5,371	173,698
OshKosh B’Gosh Inc. Class A	1,676	43,559
Oxford Industries Inc. (a)	2,941	126,610
Perry Ellis International Inc. (b)	1,951	45,634
Phillips-Van Heusen Corp.	5,397	176,428
Russell Corp.	6,633	135,645
Skechers U.S.A. Inc. Class A (b)	4,553	64,926
Steven Madden Ltd. (b)	2,679	47,579
Stride Rite Corp.	7,363	101,536
Warnaco Group Inc. (The) (b)	9,466	220,084
Wolverine World Wide Inc.	11,994	287,976

		2,143,894

AUTO MANUFACTURERS (0.13%)
A.S.V. Inc. (a) (b)	1,787	72,445
Noble International Ltd.	1,465	34,501
R & B Inc. (b)	2,075	29,133
Titan International Inc.	2,517	35,188
Wabash National Corp.	6,351	153,885

		325,152

AUTO PARTS & EQUIPMENT (0.73%)
Accuride Corp. (b)	2,167	23,035
Aftermarket Technology Corp. (b)	4,368	76,134
American Axle & Manufacturing Holdings Inc.	8,685	219,470
ArvinMeritor Inc.	14,356	255,393
Bandag Inc.	2,354	108,402
Commercial Vehicle Group Inc. (b)	2,559	45,422
Cooper Tire & Rubber Co.	12,935	240,203
Hayes Lemmerz International Inc. (b)	7,962	56,689

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

AUTO PARTS & EQUIPMENT (Cont.)
Keystone Automotive Industries Inc. (b)	3,209	$79,359
Modine Manufacturing Co.	7,100	231,176
Standard Motor Products Inc.	2,947	38,900
Strattec Security Corp. (b)	753	41,008
Superior Industries International Inc. (a)	4,641	109,992
Tenneco Automotive Inc. (b)	8,885	147,846
Visteon Corp.	26,102	157,395

		1,830,424

BANKS (8.06%)
ABC Bancorp	2,230	40,318
ACE Cash Express Inc. (b)	2,270	58,021
Alabama National Bancorp (a)	2,800	183,036
AMCORE Financial Inc.	5,421	161,979
Amegy Bancorporation Inc.	14,237	318,624
AmericanWest Bancorporation (b)	1,963	39,162
Ames National Corp. (a)	535	59,150
Arrow Financial Corp.	1,949	54,260
Banc Corp. (The) (b)	2,518	26,640
BancFirst Corp.	724	62,981
Bancorp Inc. (The) (b)	1,678	29,264
BancorpSouth Inc.	15,991	377,388
BancTrust Financial Group Inc.	4,446	86,830
Bank of Granite Corp.	2,476	47,391
Bank of the Ozarks Inc. (a)	2,518	82,691
Banner Corp.	2,140	59,941
Boston Private Financial Holdings Inc.	5,840	147,168
Camden National Corp.	2,023	66,253
Capital City Bank Group Inc. (a)	1,759	71,064
Capital Corp of the West	1,829	50,755
Capital Crossing Bank (b)	1,043	35,566
Capitol Bancorp Ltd.	2,622	88,125
Cardinal Financial Corp. (b)	4,546	42,687
Cascade Bancorp (a)	5,333	112,206
Cathay General Bancorp	9,155	308,615
Center Financial Corp.	2,181	54,154
Central Coast Bancorp (b)	2,226	40,291
Central Pacific Financial Corp.	6,254	222,642
Chemical Financial Corp. (a)	5,249	173,794
Chittenden Corp.	9,869	268,437
Citizens & Northern Corp. (a)	1,578	49,297
Citizens Banking Corp.	9,173	277,208
City Bank	3,053	94,704
City Holding Co.	3,389	123,766
Coastal Financial Corp.	5,659	83,414
CoBiz Inc. (a)	2,804	50,837
Colony Bankcorp Inc.	1,057	31,752
Columbia Bancorp	1,071	39,038
Columbia Banking System Inc.	3,001	73,885
Commercial Bankshares Inc.	831	32,251

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (Cont.)
Community Bancorp (b)	952	$29,531
Community Bank System Inc. (a)	6,034	147,169
Community Banks Inc.	2,454	63,608
Community Trust Bancorp Inc.	2,889	94,528
Corus Bankshares Inc.	3,696	205,091
CVB Financial Corp. (a)	9,588	188,692
Enterprise Financial Services Corp.	1,476	34,907
EuroBancshares Inc. (b)	4,785	76,799
Farmers Capital Bank Corp.	2,461	85,249
Financial Institutions Inc.	1,697	30,580
First BanCorp (Puerto Rico)	7,330	294,299
First Bancorp Inc. (North Carolina)	2,182	48,288
First Busey Corp. Class A	2,579	49,800
First Charter Corp.	6,028	132,435
First Citizens BancShares Inc. Class A	1,155	166,955
First Commonwealth Financial Corp. (a)	14,321	196,198
First Community Bancorp	2,946	139,935
First Community Bancshares Inc. (a)	1,951	63,407
First Financial Bancorp (a)	7,623	144,075
First Financial Bankshares Inc. (a)	3,570	120,809
First Financial Corp.	2,599	74,669
First Indiana Corp.	2,744	81,414
First Merchants Corp.	3,806	94,579
First Midwest Bancorp Inc.	9,761	343,294
First Oak Brook Bancshares Inc. Class A	1,171	33,046
First Regional Bancorp (b)	471	31,157
First Republic Bank	4,372	154,463
1st Source Corp.	2,298	52,716
First South Bancorp Inc.	909	28,979
First State Bancorp	2,956	57,021
FNB Corp. (Pennsylvania) (a)	11,188	219,844
FNB Corp. (Virginia)	1,295	36,260
Fremont General Corp. (a)	13,256	322,518
Frontier Financial Corp.	4,822	121,804
GB&T Bancshares Inc.	2,432	57,784
Glacier Bancorp Inc. (a)	6,447	168,460
Gold Bancorp Inc.	8,234	119,805
Great Southern Bancorp Inc. (a)	1,882	58,888
Greater Bay Bancorp (a)	10,701	282,185
Greene County Bancshares Inc.	1,196	32,675
Hancock Holding Co. (a)	5,726	196,974
Hanmi Financial Corp. (a)	7,930	132,431
Harleysville National Corp.	5,493	127,218
Heartland Financial USA Inc.	1,943	37,947
Heritage Commerce Corp.	2,304	42,301
Hudson United Bancorp	8,875	320,387
IBERIABANK Corp.	1,540	94,879
Independent Bank Corp. (Massachusetts)	2,950	83,219
Independent Bank Corp. (Michigan)	4,120	117,173

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (Cont.)
Integra Bank Corp.	2,955	$66,842
Interchange Financial Services Corp.	3,269	59,986
Irwin Financial Corp.	4,310	95,639
KNBT Bancorp Inc.	6,510	98,236
Lakeland Bancorp Inc. (a)	3,299	51,497
Lakeland Financial Corp.	1,066	43,365
Macatawa Bank Corp.	2,013	69,831
Main Street Banks Inc.	3,276	83,407
MainSource Financial Group Inc.	2,249	40,684
MB Financial Inc.	4,324	172,225
MBT Financial Corp.	2,782	53,553
Mercantile Bank Corp.	1,344	59,096
Mid-State Bancshares	4,597	127,659
Midwest Banc Holdings Inc.	2,202	42,477
Nara Bancorp Inc. (a)	3,884	57,017
National Penn Bancshares Inc. (a)	6,827	170,538
NBC Capital Corp.	2,109	51,333
NBT Bancorp Inc.	6,565	155,197
NewAlliance Bancshares Inc.	22,321	313,610
Northern Empire Bancshares (a) (b)	1,555	48,112
Old National Bancorp (a)	14,673	314,002
Old Second Bancorp Inc.	2,604	75,750
Omega Financial Corp.	2,412	74,893
Oriental Financial Group Inc.	4,222	64,428
Pacific Capital Bancorp	9,261	343,398
Park National Corp. (a)	3,054	337,467
Peapack-Gladstone Financial Corp. (a)	1,564	43,323
PennRock Financial Services Corp.	1,703	61,121
Pennsylvania Commerce Bancorp Inc. (b)	826	27,051
Peoples Bancorp Inc.	2,010	53,768
Pinnacle Financial Partners Inc. (b)	1,414	33,936
Placer Sierra Bancshares	1,252	34,142
PremierWest Bancorp (b)	2,629	38,962
PrivateBancorp Inc. (a)	3,508	124,113
Prosperity Bancshares Inc.	4,125	118,016
Provident Bankshares Corp.	6,789	216,637
R&G Financial Corp. Class B	6,274	110,987
Renasant Corp.	2,411	74,162
Republic Bancorp Inc. (a)	13,985	209,495
Republic Bancorp Inc. Class A	1,315	28,549
S&T Bancorp Inc. (a)	5,355	193,315
Sandy Spring Bancorp Inc.	2,794	97,874
Santander BanCorp	1,445	36,212
SCBT Financial Corp.	1,814	57,413
Seacoast Banking Corp. of Florida	2,111	41,566
Security Bank Corp.	1,835	42,021
Signature Bank (b)	2,213	53,997
Simmons First National Corp. Class A	2,790	75,637
Southside Bancshares Inc.	1,803	36,961
Southwest Bancorp Inc.	2,655	54,374

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (Cont.)
State Bancorp Inc.	2,014	$45,557
State Financial Services Corp. Class A	1,049	42,233
Sterling Bancorp	4,074	86,980
Sterling Bancshares Inc.	8,862	137,893
Sterling Financial Corp. (Pennsylvania)	5,009	106,742
Suffolk Bancorp	2,093	67,583
Summit Bancshares Inc.	1,885	32,610
Summit Financial Group Inc.	1,029	33,638
Sun Bancorp Inc. (New Jersey) (b)	2,131	44,048
Susquehanna Bancshares Inc.	9,616	236,457
SVB Financial Group (a) (b)	7,443	356,520
SY Bancorp Inc.	2,938	67,133
Taylor Capital Group Inc.	817	32,067
Texas Capital Bancshares Inc. (b)	4,480	88,435
Texas Regional Bancshares Inc. Class A	8,551	260,634
Tompkins Trustco Inc.	2,212	96,001
TriCo Bancshares	2,292	51,203
TrustCo Bank Corp. NY (a)	15,010	196,031
Trustmark Corp. (a)	9,759	285,548
UCBH Holdings Inc.	18,626	302,486
UMB Financial Corp.	3,427	195,442
Umpqua Holdings Corp.	8,846	208,235
Union Bankshares Corp.	1,709	66,002
United Bancshares Inc.	7,794	277,544
United Community Banks Inc.	6,255	162,755
United PanAm Financial Corp. (b)	960	26,314
United Security Bancshares Inc.	1,132	34,820
Univest Corp. of Pennsylvania	2,236	66,991
Unizan Financial Corp.	4,983	133,495
USB Holding Co. Inc.	2,856	66,830
Vineyard National Bancorp	1,556	49,107
Virginia Commerce Bancorp Inc. (b)	1,759	42,796
Virginia Financial Group Inc.	1,345	47,196
W Holding Co. Inc.	21,943	224,257
Washington Trust Bancorp Inc.	2,456	67,958
WesBanco Inc.	4,476	134,370
West Bancorporation	3,253	61,156
West Coast Bancorp	3,035	74,084
Westamerica Bancorp	6,568	346,856
Western Sierra Bancorp (b)	1,295	43,836
Wilshire Bancorp Inc.	3,218	46,114
Wintrust Financial Corp.	4,720	247,092
Yardville National Bancorp	1,841	65,816

		20,254,769

BEVERAGES (0.15%)
Boston Beer Co. Inc. Class A (b)	1,880	42,187
Coca-Cola Bottling Co. Consolidated	947	47,861
Farmer Brothers Co.	1,393	31,008
Green Mountain Coffee Roasters Inc. (b)	959	32,539

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

BEVERAGES (Cont.)
Hansen Natural Corp. (a) (b)	1,619	$137,162
Peet’s Coffee & Tea Inc. (b)	2,841	93,867

		384,624

BIOTECHNOLOGY (2.06%)
Aastrom Biosciences Inc. (b)	21,005	65,746
Alexion Pharmaceuticals Inc. (b)	5,793	133,471
Applera Corp. - Celera Genomics Group (b)	15,247	167,260
Arena Pharmaceuticals Inc. (b)	7,158	48,818
ARIAD Pharmaceuticals Inc. (b)	11,056	73,633
ArQule Inc. (b)	6,573	42,593
Barrier Therapeutics Inc. (b)	3,005	23,830
Bio-Rad Laboratories Inc. Class A (b)	3,596	212,919
Cambrex Corp.	5,698	108,547
Cell Genesys Inc. (a) (b)	9,214	49,295
CoTherix Inc. (b)	2,561	26,097
CuraGen Corp. (a) (b)	8,753	44,990
Curis Inc. (b)	10,493	40,923
deCODE genetics Inc. (a) (b)	11,203	105,196
Digene Corp. (b)	3,316	91,787
Diversa Corp. (b)	4,803	25,024
Encysive Pharmaceuticals Inc. (b)	11,958	129,266
Enzo Biochem Inc. (b)	5,661	101,502
Enzon Pharmaceuticals Inc. (b)	9,015	58,417
Exelixis Inc. (b)	15,612	115,997
Genitope Corp. (b)	4,911	63,057
Geron Corp. (a) (b)	11,373	88,027
GTx Inc. (b)	1,572	15,626
Human Genome Sciences Inc. (b)	26,766	309,950
ICOS Corp. (b)	13,090	277,115
Illumina Inc. (b)	7,436	89,753
Immunogen Inc. (b)	8,543	49,464
Incyte Corp. (a) (b)	16,954	121,221
Integra LifeSciences Holdings Corp. (a) (b)	4,200	122,640
InterMune Inc. (b)	6,089	79,401
Keryx Biopharmaceuticals Inc. (a) (b)	4,902	64,706
Lexicon Genetics Inc. (b)	13,560	66,986
LifeCell Corp. (b)	6,080	96,125
Martek Biosciences Corp. (b)	6,453	244,891
Maxygen Inc. (b)	5,179	35,528
Momenta Pharmaceuticals Inc. (b)	1,650	32,620
Myogen Inc. (a) (b)	4,721	33,000
Myriad Genetics Inc. (a) (b)	6,594	103,196
Nanogen Inc. (a) (b)	11,343	43,557
Nektar Therapeutics (b)	17,465	294,111
Orchid Cellmark Inc. (b)	5,062	54,720
Regeneron Pharmaceuticals Inc. (b)	8,282	69,486
Savient Pharmaceuticals Inc. (b)	12,578	55,469
Seattle Genetics Inc. (b)	6,728	36,062

Security	Shares	Value

COMMON STOCKS (Cont.)

BIOTECHNOLOGY (Cont.)
Serologicals Corp. (b)	7,178	$152,532
StemCells Inc. (b)	12,886	54,250
SuperGen Inc. (b)	11,834	58,460
Telik Inc. (b)	10,665	173,413
Tercica Inc. (b)	2,209	19,196
Transkaryotic Therapies Inc. (a) (b)	6,160	225,333
Vertex Pharmaceuticals Inc. (a) (b)	19,496	328,313
ViroLogic Inc. (b)	25,043	62,107

		5,185,626

BUILDING MATERIALS (0.96%)
Aaon Inc. (b)	1,688	30,030
Apogee Enterprises Inc.	5,536	85,088
Comfort Systems USA Inc. (b)	7,873	51,804
Drew Industries Inc. (a) (b)	1,766	80,176
Eagle Materials Inc. (a)	3,787	350,638
ElkCorp	4,211	120,224
Genlyte Group Inc. (The) (b)	5,044	245,845
Interline Brands Inc. (b)	2,502	49,540
Lennox International Inc.	10,064	213,055
LSI Industries Inc.	3,890	54,227
NCI Building Systems Inc. (b)	4,216	138,285
Simpson Manufacturing Co. Inc. (a)	7,359	224,817
Texas Industries Inc.	4,630	260,345
Trex Co. Inc. (a) (b)	2,272	58,390
Universal Forest Products Inc.	3,210	133,054
York International Corp.	8,502	323,076

		2,418,594

CHEMICALS (1.56%)
American Vanguard Corp. (a)	2,185	45,688
Arch Chemicals Inc.	4,972	124,101
Balchem Corp.	1,597	47,990
Cabot Microelectronics Corp. (a) (b)	5,075	147,124
Ferro Corp.	8,940	177,548
Fuller (H.B.) Co.	6,307	214,816
Georgia Gulf Corp.	6,958	216,046
Grace (W.R.) & Co. (b)	13,576	105,757
Great Lakes Chemical Corp.	10,586	333,141
Hercules Inc. (b)	22,991	325,323
Kronos Worldwide Inc.	710	21,435
MacDermid Inc.	6,134	191,135
Minerals Technologies Inc.	4,146	255,394
NewMarket Corp. (b)	3,493	51,661
NL Industries Inc.	1,843	28,364
Octel Corp.	2,480	44,640
Olin Corp.	14,508	264,626
OM Group Inc. (b)	5,767	142,387
Pioneer Companies Inc. (b)	2,314	50,885
PolyOne Corp. (b)	18,748	124,112
Schulman (A.) Inc.	6,260	111,991

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
Sensient Technologies Corp. (a)	9,694	$199,793
Spartech Corp.	6,521	116,074
Stepan Co.	1,151	25,437
Symyx Technologies Inc. (b)	6,686	187,074
Terra Industries Inc. (a) (b)	18,979	129,247
UAP Holding Corp.	6,821	113,229
Wellman Inc.	6,432	65,542
Westlake Chemical Corp.	2,749	67,350

		3,927,910

COAL (0.14%)
Alpha Natural Resources Inc. (b)	6,045	144,355
Foundation Coal Holdings Inc.	4,822	125,083
James River Coal Co. (b)	2,696	93,416

		362,854

COMMERCIAL SERVICES (4.80%)
Aaron Rents Inc.	7,958	198,075
ABM Industries Inc.	7,977	155,551
Administaff Inc. (a)	4,499	106,896
Advance America Cash Advance Centers Inc.	14,101	225,616
Advisory Board Co. (The) (a) (b)	4,028	196,325
Albany Molecular Research Inc. (b)	4,951	69,314
Alderwoods Group Inc. (b)	8,000	114,960
AMN Healthcare Services Inc. (b)	3,095	46,518
Arbitron Inc.	6,673	286,272
Bankrate Inc. (b)	1,983	39,938
Banta Corp.	5,112	231,880
BearingPoint Inc. (b)	37,622	275,769
Bowne & Co. Inc.	7,365	106,498
Bright Horizons Family Solutions Inc. (b)	5,606	228,276
CDI Corp. (a)	2,888	63,305
Central Parking Corp.	4,189	57,599
Century Business Services Inc. (b)	12,236	49,556
Cenveo Inc. (b)	10,071	76,137
Chemed Corp.	5,312	217,155
Clark Inc.	3,990	57,177
Coinstar Inc. (a) (b)	5,106	115,855
Consolidated Graphics Inc. (b)	2,495	101,721
Corinthian Colleges Inc. (b)	18,678	238,518
Corrections Corp. of America (b)	8,140	319,495
CorVel Corp. (b)	1,270	31,902
CoStar Group Inc. (a) (b)	3,440	149,984
CRA International Inc. (a) (b)	2,308	124,286
Cross Country Healthcare Inc. (b)	6,526	110,942
DeVry Inc. (a) (b)	11,900	236,810
DiamondCluster International Inc. Class A (b)	6,059	68,467
Dollar Thrifty Automotive Group Inc. (b)	5,548	210,713

Security	Shares	Value

COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Educate Inc. (b)	3,631	$51,379
Electro Rent Corp. (b)	3,606	52,431
Euronet Worldwide Inc. (a) (b)	6,350	184,594
Exponent Inc. (b)	1,563	44,671
First Advantage Corp. Class A (b)	601	14,009
Forrester Research Inc. (b)	2,813	50,156
FTI Consulting Inc. (b)	8,717	182,185
Gartner Inc. Class A (a) (b)	12,451	132,230
Geo Group Inc. (The) (b)	2,360	59,118
Gevity HR Inc.	5,645	113,069
Healthcare Services Group Inc. (a)	5,394	108,312
Heidrick & Struggles International Inc. (b)	3,945	102,886
Hooper Holmes Inc.	13,139	54,527
Hudson Highland Group Inc. (b)	4,572	71,277
Huron Consulting Group Inc. (b)	1,336	31,463
iPayment Holdings Inc. (b)	2,505	91,483
Jackson Hewitt Tax Service Inc.	7,692	181,839
Kelly Services Inc. Class A	3,710	106,254
Kforce Inc. (b)	6,526	55,210
Korn/Ferry International (b)	6,888	122,262
Labor Ready Inc. (b)	8,912	207,739
Landauer Inc.	1,980	102,782
Learning Tree International Inc. (a) (b)	1,775	21,335
LECG Corp. (b)	2,929	62,271
Magellan Health Services Inc. (b)	5,512	194,629
MAXIMUS Inc.	4,060	143,277
McGrath RentCorp	4,140	98,118
Midas Inc. (a) (b)	3,884	89,332
MoneyGram International Inc. (a)	17,600	336,512
Monro Muffler Brake Inc. (b)	2,090	61,676
Morningstar Inc. (b)	1,705	47,996
MPS Group Inc. (b)	21,125	198,997
Navigant Consulting Inc. (b)	9,964	175,964
NCO Group Inc. (b)	6,545	141,568
Neurogen Corp. (b)	4,676	31,890
Odyssey Marine Exploration Inc. (b)	7,616	37,928
PAREXEL International Corp. (b)	5,567	110,505
PHH Corp. (b)	10,701	275,230
PRA International (b)	2,337	62,585
Pre-Paid Legal Services Inc. (a)	2,867	128,012
PRG-Schultz International Inc. (b)	8,307	23,426
Providence Service Corp. (The) (b)	1,899	47,152
Quanta Services Inc. (b)	23,773	209,202
Rent-Way Inc. (a) (b)	5,313	52,280
Resources Connection Inc. (a) (b)	9,723	225,865
Rollins Inc.	5,995	120,140
Senomyx Inc. (b)	4,360	71,984
SFBC International Inc. (b)	3,745	144,669
Sotheby’s Holdings Inc. Class A (b)	9,387	128,602
Source Interlink Companies Inc. (b)	6,766	83,695

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
SOURCECORP Inc. (b)	3,544	$70,242
Spherion Corp. (b)	12,793	84,434
StarTek Inc.	2,579	42,347
Stewart Enterprises Inc. Class A	21,654	141,617
Strayer Education Inc.	3,084	266,026
TeleTech Holdings Inc. (b)	7,505	61,166
TNS Inc. (b)	2,605	60,879
United Rentals Inc. (a) (b)	13,680	276,473
Universal Technical Institute Inc. (b)	4,334	143,889
Valassis Communications Inc. (b)	10,610	393,100
Vertrue Inc. (b)	1,536	59,843
Viad Corp.	4,450	126,113
Volt Information Sciences Inc. (b)	1,869	44,351
Watson Wyatt & Co. Holdings (a)	6,949	178,103
Wright Express Corp. (b)	8,199	151,436

		12,056,245

COMPUTERS (2.72%)
Advanced Digital Information Corp. (b)	12,886	97,934
Agilysys Inc.	5,791	90,919
Ansoft Corp. (b)	1,492	36,047
Anteon International Corp. (b)	5,587	254,879
Blue Coat Systems Inc. (b)	2,266	67,708
Bottomline Technologies Inc. (b)	2,531	37,889
Brocade Communications Systems Inc. (b)	54,820	212,702
Catapult Communications Corp. (b)	1,952	33,301
CIBER Inc. (b)	10,743	85,729
COMSYS IT Partners Inc. (b)	2,545	43,418
Covansys Corp. (b)	6,236	80,133
CyberGuard Corp. (b)	4,292	25,516
CyberSource Corp. (b)	5,429	39,686
Dot Hill Systems Corp. (b)	8,861	46,432
Echelon Corp. (b)	5,844	40,207
Electronics For Imaging Inc. (b)	11,337	238,530
Equinix Inc. (b)	3,140	136,088
FactSet Research Systems Inc. (a)	6,954	249,231
Gateway Inc. (b)	52,295	172,573
Henry (Jack) & Associates Inc.	14,718	269,487
Hutchinson Technology Inc. (a) (b)	5,434	209,263
iGATE Corp. (b)	6,126	21,931
Imation Corp.	7,339	284,680
Integral Systems Inc.	1,983	44,875
Intergraph Corp. (b)	7,136	245,907
InterVoice-Brite Inc. (b)	7,577	65,390
Kanbay International Inc. (b)	5,055	116,821
Komag Inc. (b)	5,913	167,752
Kronos Inc. (b)	6,563	265,080
Lexar Media Inc. (b)	16,245	79,763
Magma Design Automation Inc. (b)	7,069	59,097
Manhattan Associates Inc. (b)	6,305	121,119

Security	Shares	Value

COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Maxtor Corp. (b)	51,881	$269,781
McDATA Corp. Class A (b)	24,333	97,332
Mentor Graphics Corp. (b)	15,926	163,241
Mercury Computer Systems Inc. (b)	4,370	119,607
Merge Technologies Inc. (a) (b)	2,454	46,012
MICROS Systems Inc. (b)	7,792	348,692
Mobility Electronics Inc. (b)	5,404	49,447
MTS Systems Corp.	4,457	149,666
Ness Technologies Inc. (b)	3,805	40,409
NetScout Systems Inc. (b)	4,807	31,678
PalmOne Inc. (b)	8,876	264,239
PAR Technology Corp. (b)	804	25,728
Perot Systems Corp. Class A (b)	16,663	236,948
Phoenix Technologies Ltd. (b)	4,885	38,005
Quantum Corp. (a) (b)	37,040	110,009
Radiant Systems Inc. (b)	4,614	52,600
RadiSys Corp. (a) (b)	4,229	68,298
Rimage Corp. (b)	1,881	39,934
SI International Inc. (a) (b)	1,977	59,231
Silicon Storage Technology Inc. (b)	17,900	72,137
Stratasys Inc. (b)	2,099	68,595
Sykes Enterprises Inc. (b)	5,269	49,950
Synaptics Inc. (b)	4,731	101,054
Syntel Inc.	1,605	25,728
TALX Corp.	4,089	118,213
3D Systems Corp. (b)	2,472	59,476
Tyler Technologies Inc. (a) (b)	7,590	57,380
Ultimate Software Group Inc. (a) (b)	4,533	74,341
Vasco Data Security International Inc. (b)	4,901	47,540

		6,825,358

COSMETICS & PERSONAL CARE (0.16%)
Chattem Inc. (a) (b)	3,643	150,820
Elizabeth Arden Inc. (b)	5,173	120,996
Inter Parfums Inc. (a)	867	16,811
Parlux Fragrances Inc. (a) (b)	1,274	35,252
Revlon Inc. Class A (b)	29,111	89,371

		413,250

DISTRIBUTION & WHOLESALE (1.00%)
Aviall Inc. (b)	6,845	216,234
Beacon Roofing Supply Inc. (b)	3,290	86,527
Bell Microproducts Inc. (b)	5,897	55,432
BlueLinx Holdings Inc.	1,935	20,472
Brightpoint Inc. (b)	3,952	87,695
Building Materials Holdings Corp.	2,846	197,199
Central European Distribution Corp. (a) (b)	2,811	104,935
Handleman Co. (a)	4,965	81,972
Hughes Supply Inc.	13,510	379,631

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

DISTRIBUTION & WHOLESALE (Cont.)
Huttig Building Products Inc. (b)	2,741	$29,904
LKQ Corp. (b)	3,002	81,504
NuCo2 Inc. (a) (b)	2,161	55,473
Owens & Minor Inc.	8,062	260,806
ScanSource Inc. (b)	2,601	111,687
United Stationers Inc. (b)	7,050	346,155
Watsco Inc.	4,699	200,177
WESCO International Inc. (b)	6,577	206,386

		2,522,189

DIVERSIFIED FINANCIAL SERVICES (1.80%)
Accredited Home Lenders Holding Co. (a) (b)	3,605	158,620
Advanta Corp. Class B	4,026	113,372
Archipelago Holdings Inc. (a) (b)	6,006	234,174
Asset Acceptance Capital Corp. (b)	1,799	46,612
Asta Funding Inc.	2,147	59,644
BKF Capital Group Inc.	1,798	68,162
Calamos Asset Management Inc. Class A	4,851	132,141
Capital Southwest Corp.	532	47,704
Capital Trust Inc. Class A	2,733	91,310
CharterMac (a)	8,293	182,114
Cohen & Steers Inc.	1,834	37,799
Collegiate Funding Services LLC (b)	2,950	43,011
CompuCredit Corp. (b)	4,281	146,753
Credit Acceptance Corp. (b)	2,062	30,703
Delta Financial Corp.	2,147	20,418
Doral Financial Corp.	17,640	291,766
Encore Capital Group Inc. (b)	3,048	51,816
eSpeed Inc. (b)	4,901	43,668
Federal Agricultural Mortgage Corp. (a)	2,147	47,341
Financial Federal Corp.	3,788	146,368
First Cash Inc. (b)	2,607	55,712
Gabelli Asset Management Inc. Class A	1,825	80,647
GFI Group Inc. (b)	1,139	40,548
Greenhill & Co. Inc.	2,418	97,953
Greg Manning Auctions Inc. (a) (b)	1,309	15,643
Harris & Harris Group Inc. (a) (b)	3,495	41,625
International Securities Exchange Inc. (b)	2,184	54,840
Investment Technology Group Inc. (b)	9,071	190,672
Knight Capital Group Inc. Class A (b)	23,708	180,655
LaBranche & Co. Inc. (b)	10,780	67,914
Lo-Jack Corp. (b)	3,414	59,950
MarketAxess Holdings Inc. (b)	4,696	53,065
Marlin Business Services Corp. (b)	1,229	24,703
Metris Companies Inc. (b)	11,850	171,351
Nasdaq Stock Market Inc. (The) (b)	9,124	172,079
National Financial Partners Corp.	7,195	281,612

Security	Shares	Value

COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Online Resources Corp. (b)	4,318	$48,837
optionsXpress Holdings Inc.	4,077	61,970
Piper Jaffray Companies Inc. (b)	4,410	134,196
Portfolio Recovery Associates Inc. (a) (b)	3,183	133,750
Sanders Morris Harris Group Inc. (a)	2,475	42,570
Stifel Financial Corp. (b)	1,788	43,198
SWS Group Inc.	3,665	62,965
Waddell & Reed Financial Inc. Class A	15,426	285,381
World Acceptance Corp. (b)	3,888	116,834

		4,512,166

ELECTRIC (1.52%)
ALLETE Inc.	5,063	252,644
Aquila Inc. (b)	48,625	175,536
Avista Corp.	10,333	192,090
Black Hills Corp.	7,032	259,129
Calpine Corp. (a) (b)	110,461	375,567
Central Vermont Public Service Corp.	3,145	58,182
CH Energy Group Inc. (a)	3,447	167,628
Cleco Corp.	10,266	221,438
Duquesne Light Holdings Inc. (a)	15,119	282,423
El Paso Electric Co. (b)	9,521	194,704
Empire District Electric Co. (The)	6,566	157,321
IDACORP Inc. (a)	8,610	263,724
MGE Energy Inc.	4,021	146,284
NorthWestern Corp.	7,157	225,589
Otter Tail Corp.	5,966	163,051
Sierra Pacific Resources Corp. (a) (b)	23,865	297,119
UIL Holdings Corp. (a)	2,944	158,417
UniSource Energy Corp.	7,198	221,338

		3,812,184

ELECTRICAL COMPONENTS & EQUIPMENT (0.68%)
Advanced Energy Industries Inc. (a) (b)	5,074	39,882
Artesyn Technologies Inc. (b)	7,609	66,198
Belden CDT Inc. (a)	9,883	209,520
C&D Technologies Inc.	5,124	47,090
Color Kinetics Inc. (b)	2,647	28,164
Encore Wire Corp. (b)	3,295	38,189
Energy Conversion Devices Inc. (a) (b)	4,718	105,589
EnerSys (b)	9,411	128,272
General Cable Corp. (a) (b)	8,189	121,443
GrafTech International Ltd. (b)	20,027	86,116
Intermagnetics General Corp. (b)	5,928	182,345
Littelfuse Inc. (a) (b)	4,649	129,475
Medis Technologies Ltd. (a) (b)	2,994	49,700
Powell Industries Inc. (b)	1,335	25,191
Power-One Inc. (b)	15,181	95,792
Superior Essex Inc. (b)	3,549	62,853
Universal Display Corp. (a) (b)	4,731	48,635

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRICAL COMPONENTS & EQUIPMENT (Cont.)
Valence Technology Inc. (a) (b)	26,436	$74,021
Vicor Corp.	3,808	51,789
Wilson Greatbatch Technologies Inc. (a) (b)	4,656	111,278

		1,701,542

ELECTRONICS (2.22%)
ADE Corp. (a) (b)	1,984	55,651
American Science & Engineering Inc. (b)	1,681	74,569
American Superconductor Corp. (b)	6,450	59,017
Analogic Corp.	2,761	138,934
Badger Meter Inc.	1,115	46,049
Bei Technologies Inc.	2,507	66,887
Bel Fuse Inc. Class B	2,277	69,585
Benchmark Electronics Inc. (b)	8,425	256,288
Brady Corp. Class A	8,410	260,710
Checkpoint Systems Inc. (b)	7,998	141,565
Cogent Inc. (b)	4,549	129,874
Coherent Inc. (b)	6,303	226,971
CTS Corp.	7,233	88,894
Cubic Corp. (a)	3,065	54,373
Cymer Inc. (a) (b)	7,572	199,522
Daktronics Inc.	3,026	60,550
Dionex Corp. (a) (b)	4,088	178,278
Electro Scientific Industries Inc. (b)	6,253	111,804
Evergreen Solar Inc. (b)	8,070	51,890
Excel Technology Inc. (b)	2,546	61,868
Fargo Electronics (b)	2,567	51,314
FEI Co. (a) (b)	5,046	115,099
Identix Inc. (a) (b)	18,125	91,169
II-VI Inc. (b)	4,798	88,235
International DisplayWorks Inc. (b)	6,550	52,400
Intevac Inc. (b)	4,432	46,403
Ionatron Inc. (a) (b)	4,995	42,907
Itron Inc. (b)	4,758	212,587
Keithley Instruments Inc.	2,871	44,242
KEMET Corp. (b)	17,496	110,225
LaBarge Inc. (b)	2,082	37,788
Measurements Specialties Inc. (a) (b)	2,400	55,704
Methode Electronics Inc.	7,267	86,259
Metrologic Instruments Inc. (a) (b)	2,303	28,880
MIPS Technologies Inc. Class A (b)	8,620	62,064
Molecular Devices Corp. (b)	3,464	74,926
Multi-Fineline Electronix Inc. (b)	1,634	30,066
OSI Systems Inc. (a) (b)	3,165	49,975
Park Electrochemical Corp.	3,976	100,195
Paxar Corp. (b)	7,154	126,983
Photon Dynamics Inc. (a) (b)	3,524	72,630
Plexus Corp. (a) (b)	9,133	129,963
PLX Technology Inc. (a) (b)	4,811	48,880

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Rofin-Sinar Technologies Inc. (b)	3,067	$100,598
Rogers Corp. (a) (b)	3,591	145,615
Sonic Solutions Inc. (a) (b)	4,933	91,754
Spatialight Inc. (a) (b)	8,398	47,617
Sypris Solutions Inc.	1,749	21,635
Taser International Inc. (a) (b)	12,592	126,424
Technitrol Inc.	8,688	122,761
TTM Technologies Inc. (b)	8,460	64,381
Ultralife Batteries Inc. (a) (b)	3,061	49,435
Varian Inc. (a) (b)	7,335	277,190
Viisage Technology Inc. (a) (b)	6,522	29,219
Watts Water Technologies Inc. Class A	5,142	172,206
Woodward Governor Co.	1,985	166,800
X-Rite Inc.	4,166	47,951
Zoltek Companies Inc. (b)	2,205	24,762

		5,580,521

ENERGY-ALTERNATE SOURCES (0.27%)
FuelCell Energy Inc. (a) (b)	9,710	99,139
Headwaters Inc. (a) (b)	8,461	290,889
KFx Inc. (a) (b)	12,126	173,281
Plug Power Inc. (a) (b)	9,483	64,959
Quantum Fuel Systems Technologies Worldwide Inc. (b)	9,260	46,300

		674,568

ENERGY & RELATED (0.05%)
Edge Petroleum Corp. (b)	3,471	54,217
Syntroleum Corp. (b)	7,926	81,321

		135,538

ENGINEERING & CONSTRUCTION (0.66%)
Dycom Industries Inc. (b)	9,992	197,942
EMCOR Group Inc. (b)	3,285	160,636
Granite Construction Inc.	7,043	197,908
Infrasource Services Inc. (b)	2,444	25,466
Insituform Technologies Inc. Class A (a) (b)	5,459	87,508
Perini Corp. (b)	3,918	64,334
Shaw Group Inc. (The) (a) (b)	15,920	342,439
URS Corp. (b)	8,312	310,453
Washington Group International Inc. (a) (b)	5,331	272,521

		1,659,207

ENTERTAINMENT (0.96%)
Alliance Gaming Corp. (a) (b)	10,562	148,079
Argosy Gaming Co. (b)	6,063	282,596
Carmike Cinemas Inc.	2,365	72,558
Churchill Downs Inc. (a)	1,561	66,327

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ENTERTAINMENT (Cont.)
Dover Downs Gaming & Entertainment Inc.	2,068	$27,422
Dover Motorsports Inc.	5,633	33,798
Gaylord Entertainment Co. (b)	8,214	381,869
Great Wolf Resorts Inc. (b)	5,228	106,860
Isle of Capri Casinos Inc. (b)	2,909	76,216
Macrovision Corp. (b)	10,363	233,582
Magna Entertainment Corp. Class A (a) (b)	7,377	41,606
Mikohn Gaming Corp. (b)	4,708	69,325
Pinnacle Entertainment Inc. (b)	8,348	163,287
Shuffle Master Inc. (a) (b)	7,278	204,002
Six Flags Inc. (b)	20,756	96,515
Speedway Motorsports Inc.	3,207	117,248
Steinway Musical Instruments Inc. (b)	1,637	48,062
Sunterra Corp. (b)	3,995	64,759
Vail Resorts Inc. (b)	6,291	176,777

		2,410,888

ENVIRONMENTAL CONTROL (0.57%)
Aleris International Inc. (b)	6,331	142,764
American Ecology Corp.	2,546	45,573
Calgon Carbon Corp.	6,752	59,755
Casella Waste Systems Inc. Class A (b)	3,945	47,340
Clean Harbors Inc. (b)	3,135	67,967
Darling International Inc. (b)	13,725	51,469
Duratek Inc. (b)	2,882	66,805
Layne Christensen Co. (b)	1,926	38,260
Metal Management Inc.	4,494	86,959
Mine Safety Appliances Co. (a)	5,918	273,412
Tetra Tech Inc. (a) (b)	11,551	156,285
Waste Connections Inc. (b)	9,560	356,492
Waste Services Inc. (b)	13,072	50,196

		1,443,277

FOOD (1.40%)
American Italian Pasta Co. Class A (a)	3,712	78,026
Andersons Inc.	1,396	49,991
Chiquita Brands International Inc.	8,753	240,357
Corn Products International Inc.	15,433	366,688
Flowers Foods Inc.	7,327	259,083
Gold Kist Inc. (b)	10,669	230,237
Great Atlantic & Pacific Tea Co. (a) (b)	4,223	122,720
Hain Celestial Group Inc. (b)	6,023	117,448
Ingles Markets Inc. Class A	2,105	28,986
J&J Snack Foods Corp.	1,321	69,154
Lance Inc.	6,205	106,788
M&F Worldwide Corp. (b)	2,264	30,247
Nash Finch Co.	2,591	95,193
Pathmark Stores Inc. (b)	6,088	53,331
Performance Food Group Co. (a) (b)	9,647	291,436

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (Cont.)
Provide Commerce Inc. (b)	1,635	$35,300
Ralcorp Holdings Inc.	6,085	250,398
Ruddick Corp.	6,990	178,455
Sanderson Farms Inc.	2,151	97,741
Sanfilippo (John B.) & Son Inc. (b)	1,686	38,879
Seaboard Corp.	74	123,136
Spartan Stores Inc. (b)	4,352	63,844
Tootsie Roll Industries Inc.	5,108	149,409
United Natural Foods Inc. (a) (b)	8,442	256,384
Weis Markets Inc.	2,886	111,948
Wild Oats Markets Inc. (a) (b)	5,981	68,482

		3,513,661

FOREST PRODUCTS & PAPER (0.66%)
Bowater Inc.	11,312	366,169
Buckeye Technologies Inc. (b)	6,074	48,410
Caraustar Industries Inc. (b)	6,104	64,092
Deltic Timber Corp.	2,230	84,807
Glatfelter Co.	8,796	109,070
Longview Fibre Co.	10,778	221,488
Mercer International Inc. (b)	5,644	41,145
Neenah Paper Inc.	2,917	90,339
Potlatch Corp.	6,147	321,673
Rock-Tenn Co. Class A	6,285	79,505
Schweitzer-Mauduit International Inc.	3,150	98,059
Wausau Paper Corp.	9,226	110,527
Xerium Technologies Inc. (b)	2,592	30,715

		1,665,999

GAS (0.85%)
Cascade Natural Gas Corp.	2,369	48,564
EnergySouth Inc.	1,212	33,585
Laclede Group Inc. (The)	4,688	148,891
New Jersey Resources Corp.	5,832	281,394
Nicor Inc.	8,524	350,933
Northwest Natural Gas Co.	5,773	220,760
Peoples Energy Corp. (a)	7,468	324,559
South Jersey Industries Inc.	3,225	197,112
Southwest Gas Corp.	7,724	197,039
WGL Holdings Inc. (a)	9,912	333,440

		2,136,277

HAND & MACHINE TOOLS (0.43%)
Baldor Electric Co. (a)	6,997	170,167
Franklin Electric Co. Inc.	4,498	173,848
Kennametal Inc.	7,652	350,844
Lincoln Electric Holdings Inc. (a)	7,434	246,437
Regal-Beloit Corp. (a)	5,134	149,707

		1,091,003

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE (0.40%)
Abaxis Inc. (b)	4,121	$44,836
ABIOMED Inc. (b)	3,901	33,354
America Service Group Inc. (b)	2,215	35,108
American Dental Partners Inc. (b)	1,589	38,787
CNS Inc.	2,918	66,676
FARO Technologies Inc. (b)	2,272	61,935
Flanders Corp. (b)	2,643	23,787
HealthTronics Inc. (b)	6,972	90,566
I-Flow Corp. (a) (b)	4,102	68,257
LeCroy Corp. (b)	2,459	33,811
MedCath Corp. (a) (b)	1,456	40,462
Palomar Medical Technologies Inc. (b)	3,479	83,218
Psychiatric Solutions Inc. (a) (b)	4,196	204,387
Res-Care Inc. (b)	4,088	55,433
Somanetics Corp. (b)	2,132	47,906
ThermoGenesis Corp. (b)	17,548	76,334

		1,004,857

HEALTH CARE-PRODUCTS (3.16%)
Advanced Neuromodulation Systems Inc. (a) (b)	4,271	169,473
Align Technology Inc. (a) (b)	12,639	93,149
American Medical Systems Holdings Inc. (b)	14,207	293,375
Animas Corp. (a) (b)	2,496	50,294
Arrow International Inc.	4,273	136,309
ArthroCare Corp. (a) (b)	4,986	174,211
Aspect Medical Systems Inc. (b)	3,362	99,986
Biosite Inc. (b)	3,464	190,485
Bruker BioSciences Corp. (b)	7,813	31,174
Caliper Life Sciences Inc. (b)	5,617	31,455
Candela Corp. (b)	4,684	48,948
Cantel Medical Corp. (b)	2,309	37,775
Cepheid Inc. (a) (b)	8,630	63,344
CONMED Corp. (b)	6,029	185,512
Cyberonics Inc. (b)	4,358	189,094
Datascope Corp.	2,437	81,274
Diagnostic Products Corp. (a)	4,667	220,889
DJ Orthopedics Inc. (b)	4,437	121,707
Encore Medical Corp. (b)	8,388	46,553
EPIX Pharmaceuticals Inc. (b)	5,025	44,471
FoxHollow Technologies Inc. (a) (b)	2,819	107,883
Haemonetics Corp. (b)	3,897	158,374
Hologic Inc. (a) (b)	4,487	178,358
ICU Medical Inc. (b)	2,832	91,105
Immucor Inc. (b)	9,357	270,885
IntraLase Corp. (b)	2,658	52,150
Intuitive Surgical Inc. (a) (b)	7,174	334,595
Invacare Corp. (a)	6,237	276,673
Inverness Medical Innovations Inc. (a) (b)	3,508	95,768

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
IRIS International Inc. (b)	3,416	$60,805
Kensey Nash Corp. (a) (b)	1,900	57,456
Kyphon Inc. (a) (b)	5,980	208,044
Laserscope (a) (b)	4,096	169,738
LCA-Vision Inc.	4,182	202,660
Lifeline Systems Inc. (b)	2,482	79,722
Luminex Corp. (b)	5,338	52,526
Mentor Corp.	8,813	365,563
Meridian Bioscience Inc.	2,315	43,869
Merit Medical Systems Inc. (a) (b)	5,497	84,709
Neurometrix Inc. (b)	1,174	23,515
NuVasive Inc. (b)	3,122	51,888
Oakley Inc.	4,885	83,192
Occulogix Inc. (b)	2,338	19,616
OraSure Technologies Inc. (b)	9,275	92,657
PolyMedica Corp.	5,688	202,834
PSS World Medical Inc. (a) (b)	13,233	164,751
SonoSite Inc. (b)	3,223	100,042
Stereotaxis Inc. (b)	2,835	22,765
Steris Corp.	14,199	365,908
SurModics Inc. (b)	3,100	134,447
Sybron Dental Specialties Inc. (b)	8,203	308,597
Symmetry Medical Inc. (b)	1,708	40,206
Thoratec Corp. (a) (b)	9,930	152,326
TriPath Imaging Inc. (b)	6,116	52,353
Ventana Medical Systems Inc. (b)	6,396	257,311
Viasys Healthcare Inc. (b)	6,734	152,121
Vital Images Inc. (a) (b)	2,437	43,744
Vital Sign Inc.	1,124	48,692
West Pharmaceutical Services Inc.	6,349	178,089
Wright Medical Group Inc. (a) (b)	5,936	158,491
Young Innovations Inc.	989	36,919
Zoll Medical Corp. (b)	2,133	54,285

		7,945,110

HEALTH CARE-SERVICES (1.67%)
Alliance Imaging Inc. (b)	4,642	48,555
Allied Healthcare International Inc. (b)	6,192	43,839
Amedisys Inc. (a) (b)	3,124	114,901
American Healthways Inc. (a) (b)	6,793	287,140
American Retirement Corp. (b)	5,603	81,916
AmSurg Corp. (a) (b)	6,104	169,020
Apria Healthcare Group Inc. (b)	9,942	344,391
Beverly Enterprises Inc. (b)	22,354	284,790
Centene Corp. (b)	8,542	286,840
Genesis HealthCare Corp. (b)	4,052	187,527
Gentiva Health Services Inc. (b)	4,726	84,406
Horizon Health Corp. (b)	2,132	49,867
Kindred Healthcare Inc. (a) (b)	5,803	229,857
LabOne Inc. (b)	3,915	155,856
Matria Healthcare Inc. (b)	3,309	106,649

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-SERVICES (Cont.)
Molina Healthcare Inc. (a) (b)	2,232	$98,788
National Healthcare Corp.	1,573	55,543
OCA Inc. (a) (b)	8,686	16,330
Odyssey Healthcare Inc. (b)	7,498	108,121
Option Care Inc. (a)	4,370	61,617
PainCare Holdings Inc. (b)	8,897	38,524
Pediatrix Medical Group Inc. (b)	4,707	346,153
Radiation Therapy Services Inc. (b)	2,242	59,525
RehabCare Group Inc. (b)	3,594	96,068
Specialty Laboratories Inc. (b)	1,407	11,833
Sunrise Senior Living Inc. (b)	3,548	191,521
Symbion Inc. (b)	3,505	83,594
U.S. Physical Therapy Inc. (b)	2,423	46,473
United Surgical Partners International Inc. (a) (b)	6,061	315,657
VistaCare Inc. Class A (b)	2,371	43,792
Wellcare Health Plans Inc. (b)	3,784	134,370

		4,183,463

HOLDING COMPANIES-DIVERSIFIED (0.17%)
Resource America Inc. Class A	3,210	123,681
Walter Industries Inc. (a)	7,420	298,284

		421,965

HOME BUILDERS (0.71%)
Brookfield Homes Corp.	3,230	147,288
Champion Enterprises Inc. (b)	15,388	152,957
Coachmen Industries Inc.	3,286	41,174
Comstock Homebuilding Companies Inc. Class A (b)	1,034	25,043
Fleetwood Enterprises Inc. (a) (b)	11,258	114,269
Levitt Corp. Class A	3,293	98,527
M/I Homes Inc.	2,500	135,250
Monaco Coach Corp. (a)	5,398	92,792
Palm Harbor Homes Inc. (a) (b)	3,305	62,233
Skyline Corp.	1,843	73,591
Technical Olympic USA Inc.	2,983	72,427
Thor Industries Inc. (a)	7,224	227,050
WCI Communities Inc. (b)	7,111	227,765
William Lyon Homes Inc. (b)	824	79,936
Winnebago Industries Inc. (a)	6,761	221,423

		1,771,725

HOME FURNISHINGS (0.54%)
American Woodmark Corp.	2,270	68,123
Bassett Furniture Industries Inc.	1,941	36,607
DTS Inc. (b)	3,884	69,252
Ethan Allen Interiors Inc. (a)	7,023	235,341
Furniture Brands International Inc.	10,317	222,950
Hooker Furniture Corp.	2,784	48,636
Kimball International Inc. Class B	4,483	59,176

Security	Shares	Value

COMMON STOCKS (Cont.)

HOME FURNISHINGS (Cont.)
La-Z-Boy Inc. (a)	11,322	$164,962
Maytag Corp.	16,300	255,258
Stanley Furniture Co. Inc.	2,516	61,793
TiVo Inc. (a) (b)	11,640	77,755
Universal Electronics Inc. (b)	2,675	44,378

		1,344,231

HOUSEHOLD PRODUCTS & WARES (0.86%)
Blyth Inc.	6,145	172,367
Central Garden & Pet Co. (b)	3,904	191,764
CSS Industries Inc.	1,077	36,446
Ennis Inc.	5,186	93,970
Fossil Inc. (b)	9,961	226,115
Harland (John H.) Co. (a)	5,490	208,620
Jarden Corp. (b)	5,965	321,633
Lifetime Hoan Corp.	1,273	24,862
Playtex Products Inc. (a) (b)	8,110	87,264
Russ Berrie & Co. Inc.	2,353	30,142
Standard Register Co. (The)	3,277	51,809
Tupperware Corp. (a)	10,696	249,966
Water Pik Technologies Inc. (b)	2,424	46,177
WD-40 Co.	3,444	96,191
Yankee Candle Co. Inc. (The)	9,697	311,274

		2,148,600

HOUSEWARES (0.05%)
Libbey Inc.	3,627	57,343
National Presto Industries Inc.	1,318	58,084

		115,427

INSURANCE (2.17%)
Affirmative Insurance Holdings Inc.	1,958	31,034
Alfa Corp.	6,219	91,544
American Equity Investment Life Holding Co. (a)	6,569	78,040
American Physicians Capital Inc. (b)	2,109	78,349
Argonaut Group Inc. (a) (b)	5,580	128,842
Baldwin & Lyons Inc. Class B	1,211	29,185
Bristol West Holdings Inc.	3,563	65,203
Ceres Group Inc. (b)	6,836	41,563
Citizens Inc. (a) (b)	6,283	38,326
CNA Surety Corp. (b)	2,949	43,793
Crawford & Co. Class B	4,776	35,438
Danielson Holding Corp. (b)	10,284	125,156
Delphi Financial Group Inc. Class A	5,525	243,929
Direct General Corp. (a)	3,851	71,667
Donegal Group Inc. Class A	1,777	35,469
EMC Insurance Group Inc.	946	17,104
Enstar Group Inc. (b)	621	42,091
FBL Financial Group Inc. Class A	2,731	75,403
First Acceptance Corp. (b)	3,695	34,955

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
FPIC Insurance Group Inc. (b)	2,049	$60,097
Great American Financial Resources Inc.	1,833	36,312
Harleysville Group Inc.	5,232	109,296
Hilb, Rogal & Hobbs Co. (a)	6,463	222,327
Horace Mann Educators Corp.	8,902	167,536
Infinity Property & Casualty Corp.	4,501	156,995
Kansas City Life Insurance Co.	1,395	67,030
KMG America Corp. (b)	4,199	41,738
LandAmerica Financial Group Inc. (a)	3,814	226,437
Midland Co. (The)	2,093	73,653
National Western Life Insurance Co. Class A (b)	422	81,822
Navigators Group Inc. (The) (b)	1,746	60,359
Odyssey Re Holdings Corp. (a)	2,046	50,495
Ohio Casualty Corp.	12,759	308,513
Phoenix Companies Inc. (a)	19,403	230,896
PMA Capital Corp. Class A (a) (b)	6,163	54,419
Presidential Life Corp.	4,357	74,548
ProAssurance Corp. (b)	5,581	233,063
RLI Corp.	4,938	220,235
Safety Insurance Group Inc.	2,328	78,593
Selective Insurance Group Inc.	5,833	289,025
State Auto Financial Corp.	2,746	85,236
Stewart Information Services Corp.	3,611	151,662
Tower Group Inc.	3,391	53,001
Triad Guaranty Inc. (b)	2,194	110,556
21st Century Insurance Group	6,086	90,316
U.S.I. Holdings Corp. (b)	9,160	117,981
UICI	7,622	226,907
United Fire & Casualty Co.	3,058	135,836
Universal American Financial Corp. (b)	5,056	114,367
Zenith National Insurance Corp.	3,169	215,048

		5,451,390

INTERNET (3.10%)
Agile Software Corp. (b)	10,523	66,295
Alloy Inc. (b)	8,071	41,485
Applied Digital Solutions Inc. (b)	12,537	41,247
aQuantive Inc. (a) (b)	11,639	206,243
Ariba Inc. (b)	13,429	77,888
AsiaInfo Holdings Inc. (b)	7,388	40,708
Audible Inc. (b)	4,951	85,999
autobytel.com Inc. (b)	8,631	41,688
Avocent Corp. (b)	10,156	265,478
Blue Nile Inc. (a) (b)	3,004	98,201
Click Commerce Inc. (b)	1,703	39,118
CMGI Inc. (b)	99,056	187,216
CNET Networks Inc. (b)	26,524	311,392
Digital Insight Corp. (b)	7,890	188,729
Digital River Inc. (a) (b)	6,992	221,996

Security	Shares	Value

COMMON STOCKS (Cont.)

INTERNET (Cont.)
Digitas Inc. (b)	18,274	$208,506
DoubleClick Inc. (b)	25,754	216,076
Drugstore.com Inc. (b)	13,990	58,338
E.piphany Inc. (b)	16,306	56,745
EarthLink Inc. (b)	26,132	226,303
eCollege.com Inc. (a) (b)	3,627	43,161
E-LOAN Inc. (b)	11,135	37,191
Entrust Inc. (b)	12,536	60,047
eResearch Technology Inc. (a) (b)	10,355	138,653
GSI Commerce Inc. (b)	6,364	106,597
Harris Interactive Inc. (b)	10,463	50,955
HomeStore Inc. (b)	30,208	61,322
InfoSpace Inc. (a) (b)	6,775	223,101
Intermix Media Inc. (b)	5,543	46,395
Internet Capital Group Inc. (b)	10,321	75,653
Internet Security Systems Inc. (b)	8,021	162,746
Interwoven Inc. (b)	8,361	62,958
Ipass Inc. (b)	10,928	66,224
j2 Global Communications Inc. (b)	4,852	167,103
Keynote Systems Inc. (b)	3,519	41,067
Lionbridge Technologies Inc. (b)	10,492	71,136
MatrixOne Inc. (b)	10,531	52,655
Motive Inc. (b)	4,378	43,474
NetBank Inc. (a)	9,193	85,679
NetFlix Inc. (b)	7,453	122,304
NetRatings Inc. (b)	2,796	38,026
NIC Inc. (b)	6,806	31,444
Nutri/System Inc. (b)	4,594	67,807
1-800 CONTACTS INC. (b)	1,749	33,878
1-800-FLOWERS.COM Inc. (b)	5,115	36,010
Openwave Systems Inc. (a) (b)	14,051	230,436
Opsware Inc. (b)	15,060	77,107
Overstock.com Inc. (a) (b)	2,399	85,404
Phase Forward Inc. (b)	4,407	29,968
Priceline.com Inc. (a) (b)	5,097	118,913
ProQuest Co. (b)	5,292	173,525
RealNetworks Inc. (b)	23,579	117,188
Redback Networks Inc. (b)	8,206	52,354
RightNow Technologies Inc. (b)	2,194	26,372
RSA Security Inc. (b)	14,496	166,414
S1 Corp. (b)	14,144	66,618
Sapient Corp. (b)	16,308	129,322
Secure Computing Corp. (b)	7,462	81,187
SeeBeyond Technology Corp. (b)	11,053	46,202
Sohu.com Inc. (a) (b)	5,050	110,696
SonicWALL Inc. (b)	11,966	64,497
Stamps.com Inc. (b)	3,528	66,150
Stellent Inc. (b)	4,795	35,962
SupportSoft Inc. (b)	8,774	45,537
Terremark Worldwide Inc. (b)	7,158	50,106
TIBCO Software Inc. (b)	44,220	289,199

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

INTERNET (Cont.)
Travelzoo Inc. (a) (b)	708	$23,244
TriZetto Group Inc. (The) (b)	8,672	121,495
United Online Inc.	12,737	138,324
ValueClick Inc. (a) (b)	16,978	209,339
Verity Inc. (b)	7,623	66,854
Vignette Corp. (b)	5,841	65,711
WebEx Communications Inc. (a) (b)	6,784	179,165
webMethods Inc. (b)	10,645	59,612
Websense Inc. (b)	4,865	233,763
WebSideStory Inc. (b)	1,826	26,769

		7,792,670

INVESTMENT COMPANIES (0.24%)
Apollo Investment Corp.	12,622	232,623
Ares Capital Corp.	4,624	82,446
Gladstone Capital Corp. (a)	2,211	51,737
MCG Capital Corp. (a)	9,637	164,600
NGP Capital Resources Co.	3,426	51,150
Technology Investment Capital Corp.	1,682	24,894

		607,450

IRON & STEEL (0.64%)
AK Steel Holding Corp. (a) (b)	22,459	143,962
Carpenter Technology Corp.	5,020	260,036
Cleveland-Cliffs Inc.	4,493	259,516
Gibraltar Industries Inc.	4,960	91,958
Oregon Steel Mills Inc. (b)	7,283	125,340
Reliance Steel & Aluminum Co.	5,907	218,972
Roanoke Electric Steel Corp.	2,349	38,805
Ryerson Tull Inc. (a)	5,090	72,634
Schnitzer Steel Industries Inc. Class A	4,484	106,271
Steel Dynamics Inc.	8,300	217,875
Steel Technologies Inc. (a)	2,288	38,667
Wheeling-Pittsburgh Corp. (b)	1,927	29,637

		1,603,673

LEISURE TIME (0.48%)
Ambassadors Group Inc.	1,686	62,702
Arctic Cat Inc.	2,552	52,393
Callaway Golf Co. (a)	15,481	238,872
Escalade Inc.	1,591	22,004
K2 Inc. (b)	9,723	123,288
Life Time Fitness Inc. (b)	4,789	157,127
Marine Products Corp.	2,692	39,169
Multimedia Games Inc. (a) (b)	5,636	62,052
Nautilus Inc. (a)	6,802	193,857
Navigant International Inc. (a) (b)	3,114	45,745
Pegasus Solutions Inc. (b)	4,909	54,735
WMS Industries Inc. (a) (b)	4,336	146,340

		1,198,284

Security	Shares	Value

COMMON STOCKS (Cont.)

LODGING (0.42%)
Ameristar Casinos Inc. (a)	5,057	$131,937
Aztar Corp. (a) (b)	7,136	244,408
La Quinta Corp. (b)	36,763	342,999
Lakes Gaming Inc. (b)	3,201	49,295
Lodgian Inc. (b)	4,929	50,621
Marcus Corp.	4,237	89,909
Monarch Casino & Resort Inc. (b)	1,966	43,331
MTR Gaming Group Inc. (b)	4,861	56,582
Riviera Holdings Corp. (b)	1,773	40,158

		1,049,240

MACHINERY (1.80%)
AGCO Corp. (b)	18,457	352,898
Alamo Group Inc.	1,211	22,609
Albany International Corp. Class A	5,835	187,362
Applied Industrial Technologies Inc.	6,085	196,485
Astec Industries Inc. (b)	3,207	74,370
Briggs & Stratton Corp.	10,455	361,952
Bucyrus International Inc. Class A	4,143	157,351
Cascade Corp.	2,477	107,130
Cognex Corp.	8,456	221,463
Flowserve Corp. (b)	11,355	343,602
Gardner Denver Inc. (b)	5,091	178,592
Gehl Corp. (b)	1,386	53,971
Global Power Equipment Group Inc. (b)	7,258	57,701
Gorman-Rupp Co. (The)	1,784	38,195
JLG Industries Inc.	10,458	287,386
Kadant Inc. (b)	2,958	64,869
Lindsay Manufacturing Co. (a)	2,795	65,906
Manitowoc Co. Inc. (The)	6,092	249,894
Middleby Corp. (The) (a) (b)	1,007	53,230
NACCO Industries Inc.	1,036	111,080
Nordson Corp.	5,619	192,619
Presstek Inc. (a) (b)	5,962	67,490
Robbins & Myers Inc.	3,329	71,607
Sauer-Danfoss Inc.	2,239	39,787
Stewart & Stevenson Services Inc.	6,094	138,090
Tecumseh Products Co. Class A	3,662	100,485
Tennant Co.	1,888	66,854
Thomas Industries Inc.	3,251	129,910
TurboChef Technologies Inc. (b)	2,627	47,076
Unova Inc. (a) (b)	10,244	272,798
Wabtec Corp.	9,386	201,611

		4,514,373

MANUFACTURING (1.61%)
Actuant Corp. Class A (a) (b)	5,428	260,218
Acuity Brands Inc.	8,916	229,052
Ameron International Corp.	2,223	83,140
Applied Films Corp. (b)	3,245	83,072
Barnes Group Inc.	3,472	114,923

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

MANUFACTURING (Cont.)
Blount International Inc. (b)	5,994	$100,040
Ceradyne Inc. (a) (b)	4,953	119,219
CLARCOR Inc. (a)	10,462	306,014
Crane Co.	10,431	274,335
CUNO Inc. (b)	3,524	251,755
EnPro Industries Inc. (b)	4,340	125,296
ESCO Technologies Inc. (b)	2,605	262,584
Federal Signal Corp.	9,983	155,735
FreightCar America Inc. (b)	1,532	30,380
Griffon Corp. (b)	5,855	129,981
Hexcel Corp. (b)	9,532	161,281
Jacuzzi Brands Inc. (b)	15,590	167,281
Lancaster Colony Corp.	5,319	228,291
Matthews International Corp. Class A	6,568	255,889
Myers Industries Inc.	5,345	66,813
Raven Industries Inc.	3,192	74,757
Smith (A.O.) Corp.	3,629	96,931
Standex International Corp.	2,827	80,315
Sturm Ruger & Co. Inc.	4,384	36,694
Tredegar Corp.	5,799	90,464
Trinity Industries Inc.	8,302	265,913

		4,050,373

MEDIA (1.67%)
Charter Communications Inc. Class A (a) (b)	55,372	65,339
Citadel Broadcasting Corp. (b)	8,869	101,550
Courier Corp.	2,001	76,858
Cox Radio Inc. Class A (b)	7,763	122,267
Crown Media Holdings Inc. (b)	2,762	26,046
Cumulus Media Inc. Class A (b)	11,706	137,897
Emmis Communications Corp. (a) (b)	10,521	185,906
Entercom Communications Corp. (b)	7,349	244,648
Entravision Communications Corp. (b)	15,640	121,836
Fisher Communications Inc. (b)	1,296	61,288
4Kids Entertainment Inc. (a) (b)	3,347	66,538
Gemstar-TV Guide International Inc. (b)	50,609	181,686
Gray Television Inc.	9,347	112,725
Hollinger International Inc.	11,713	117,247
Insight Communications Co. Inc. (b)	10,270	113,484
Journal Communications Inc. Class A	5,582	93,778
Journal Register Co. (a) (b)	8,941	156,557
Liberty Corp.	3,540	130,307
Lin TV Corp. Class A (a) (b)	6,365	88,410
LodgeNet Entertainment Corp. (b)	3,121	51,777
Martha Stewart Living Omnimedia Inc. Class A (a) (b)	4,578	133,586
Media General Inc. Class A	4,342	281,188
Mediacom Communications Corp. (a) (b)	12,628	86,754
Nelson (Thomas) Inc.	2,328	50,657

Security	Shares	Value

COMMON STOCKS (Cont.)

MEDIA (Cont.)
Playboy Enterprises Inc. Class B (b)	4,694	$60,740
Primedia Inc. (b)	30,321	122,800
Radio One Inc. Class D (b)	17,183	219,427
Readers Digest Association Inc. (The)	20,330	335,445
Regent Communications Inc. (b)	8,005	46,989
Saga Communications Inc. (a) (b)	3,508	49,112
Salem Communications Corp. Class A (b)	2,459	48,787
Scholastic Corp. (a) (b)	6,738	259,750
Sinclair Broadcast Group Inc. Class A	8,904	80,848
Spanish Broadcasting System Inc. Class A (b)	7,892	78,841
Value Line Inc.	162	6,359
World Wrestling Entertainment Inc.	3,869	44,184
WPT Enterprises Inc. (a) (b)	1,111	21,653

		4,183,264

METAL FABRICATE & HARDWARE (0.68%)
Castle (A.M.) & Co. (b)	2,189	33,842
CIRCOR International Inc.	3,721	91,797
Commercial Metals Co.	12,431	296,106
Earle M Jorgensen Co. (b)	3,681	29,632
Kaydon Corp. (a)	6,001	167,128
Lawson Products Inc.	881	34,200
Metals USA Inc. (b)	4,340	82,547
Mueller Industries Inc.	7,528	204,009
NN Inc.	3,390	42,985
NS Group Inc. (b)	4,573	148,668
Quanex Corp.	5,161	273,585
Valmont Industries Inc.	3,475	89,655
Worthington Industries Inc.	14,147	223,523

		1,717,677

METALS-DIVERSIFIED (0.02%)
Dynamic Materials Corp.	562	21,744
Sun Hydraulics Corp.	906	32,969

		54,713

MINING (0.53%)
AMCOL International Corp.	4,544	85,382
Brush Engineered Materials Inc. (b)	4,281	61,047
Century Aluminum Co. (b)	4,685	95,574
Charles & Colvard Ltd.	2,554	62,691
Coeur d’Alene Mines Corp. (a) (b)	48,775	177,053
Compass Minerals International Inc.	4,050	94,770
Hecla Mining Co. (b)	23,991	109,399
Royal Gold Inc. (a)	3,831	77,080
RTI International Metals Inc. (b)	4,679	146,967
Stillwater Mining Co. (b)	8,499	63,063
Titanium Metals Corp. (a) (b)	1,615	91,716
USEC Inc.	17,691	258,996

		1,323,738

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

OFFICE & BUSINESS EQUIPMENT (0.24%)
CompX International Inc.	818	$13,702
General Binding Corp. (b)	1,228	26,918
Global Imaging Systems Inc. (a) (b)	4,786	152,482
IKON Office Solutions Inc.	23,254	221,146
Imagistics International Inc. (b)	3,720	104,160
Navarre Corp. (a) (b)	5,201	41,582
TRM Corp. (b)	2,216	37,273

		597,263

OFFICE FURNISHINGS (0.04%)
Interface Inc. Class A (b)	9,305	74,905
Knoll Inc.	2,044	34,973

		109,878

OIL & GAS (2.96%)
ATP Oil & Gas Corp. (b)	3,719	87,025
Atwood Oceanics Inc. (b)	2,679	164,919
Berry Petroleum Co. Class A	3,833	202,689
Bill Barrett Corp. (b)	2,732	80,813
Bois d’Arc Energy LLC (b)	2,642	38,970
Brigham Exploration Co. (b)	5,049	46,097
Cabot Oil & Gas Corp.	10,285	356,890
Callon Petroleum Co. (b)	3,105	45,892
Carrizo Oil & Gas Inc. (b)	3,840	65,510
Cheniere Energy Inc. (b)	10,794	335,693
Cimarex Energy Co. (b)	16,637	647,346
Clayton Williams Energy Inc. (b)	1,110	33,289
Comstock Resources Inc. (b)	8,296	209,806
Crosstex Energy Inc.	1,156	55,835
Delta Petroleum Corp. (b)	6,243	88,151
Encore Acquisition Co. (b)	6,687	274,167
Endeavour International Corp. (b)	11,356	41,222
Energy Partners Ltd. (b)	6,803	178,307
Frontier Oil Corp.	11,240	329,894
FX Energy Inc. (a) (b)	7,096	78,269
Gasco Energy Inc. (b)	12,984	48,041
Giant Industries Inc. (b)	2,676	96,336
Goodrich Petroleum Corp. (b)	2,044	42,066
Grey Wolf Inc. (b)	39,257	290,894
Harvest Natural Resources Inc. (b)	7,632	83,418
Holly Corp.	4,966	231,763
Houston Exploration Co. (b)	5,830	309,282
KCS Energy Inc. (b)	10,220	177,521
MarkWest Hydrocarbon Inc.	1,091	25,311
McMoRan Exploration Co. (a) (b)	4,118	80,342
Meridian Resource Corp. (The) (b)	17,723	84,716
Mission Resources Corp. (b)	8,480	68,434
Parallel Petroleum Corp. (b)	6,397	56,613
Parker Drilling Co. (b)	19,621	137,543
Penn Virginia Corp.	3,974	177,519
Petrohawk Energy Corp. (b)	4,794	51,775

Security	Shares	Value

COMMON STOCKS (Cont.)

OIL & GAS (Cont.)
Petroleum Development Corp. (b)	3,412	$108,672
PetroQuest Energy Inc. (b)	8,363	54,945
Pioneer Drilling Co. (b)	4,082	62,291
Remington Oil & Gas Corp. (b)	4,732	168,932
Spinnaker Exploration Co. (b)	5,430	192,711
St. Mary Land & Exploration Co. (a)	11,932	345,789
Stone Energy Corp. (b)	4,892	239,219
Swift Energy Co. (a) (b)	5,778	206,968
Tipperary Corp. (b)	3,587	22,419
TODCO Class A (b)	9,675	248,357
Toreador Resources Corp. (b)	2,928	71,121
Tri-Valley Corp. (b)	4,630	64,496
W&T Offshore Inc.	2,519	60,632
Warren Resources Inc. (b)	3,746	39,146
Whiting Petroleum Corp. (b)	6,105	221,673

		7,429,729

OIL & GAS SERVICES (1.52%)
Cal Dive International Inc. (a) (b)	8,050	421,579
CARBO Ceramics Inc.	2,623	207,112
Dril-Quip Inc. (b)	1,694	49,143
Global Industries Ltd. (b)	17,059	145,002
Gulf Island Fabrication Inc.	1,913	38,030
Hanover Compressor Co. (b)	15,879	182,767
Hornbeck Offshore Services Inc. (b)	2,962	80,241
Hydril Co. LP (b)	3,896	211,748
Input/Output Inc. (a) (b)	14,032	88,121
Lone Star Technologies Inc. (b)	6,125	278,688
Lufkin Industries Inc.	2,882	103,694
Maverick Tube Corp. (b)	8,811	262,568
Newpark Resources Inc. (b)	17,257	129,428
Oceaneering International Inc. (b)	5,278	203,995
Oil States International Inc. (b)	8,370	210,673
RPC Inc.	3,289	55,650
Seacor Holdings Inc. (a) (b)	3,780	243,054
Superior Energy Services Inc. (b)	15,977	284,391
Tetra Technologies Inc. (b)	4,598	146,446
Universal Compression Holdings Inc. (a) (b)	3,705	134,269
Veritas DGC Inc. (b)	6,936	192,405
W-H Energy Services Inc. (b)	5,741	143,123

		3,812,127

PACKAGING & CONTAINERS (0.18%)
Chesapeake Corp.	4,281	89,644
Graphic Packaging Corp. (b)	14,160	51,684
Greif Inc. Class A	3,113	190,204
Silgan Holdings Inc.	2,276	128,002

		459,534

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

PHARMACEUTICALS (3.64%)
Abgenix Inc. (b)	18,328	$157,254
ACADIA Pharmaceuticals Inc. (b)	3,334	28,006
Adolor Corp. (b)	8,563	79,208
Alkermes Inc. (b)	18,673	246,857
Alpharma Inc. Class A	8,363	121,013
Amylin Pharmaceuticals Inc. (a) (b)	21,431	448,551
Andrx Corp. (b)	15,010	304,853
Antigenics Inc. (a) (b)	5,738	31,043
Array BioPharma Inc. (b)	6,478	40,811
AtheroGenics Inc. (a) (b)	7,759	123,989
AVANIR Pharmaceuticals Class A (b)	22,336	62,541
Bentley Pharmaceuticals Inc. (a) (b)	3,815	41,774
Bioenvision Inc. (b)	8,333	60,664
BioMarin Pharmaceutical Inc. (b)	13,819	103,504
Bio-Reference Laboratories Inc. (a) (b)	2,046	28,398
BioScrip Inc. (b)	7,533	45,198
Bone Care International Inc. (b)	4,149	136,793
Caraco Pharmaceutical Laboratories Ltd. (b)	2,074	17,795
Cell Therapeutics Inc. (a) (b)	13,106	35,517
Connetics Corp. (a) (b)	7,163	126,355
Conor Medsystems Inc. (b)	1,609	24,698
Corixa Corp. (b)	13,562	59,402
Cubist Pharmaceuticals Inc. (b)	10,915	143,751
CV Therapeutics Inc. (a) (b)	7,611	170,639
Cypress Bioscience Inc. (b)	6,601	87,133
Dendreon Corp. (b)	12,155	63,571
Discovery Laboratories Inc. (b)	10,902	79,476
DOV Pharmaceutical Inc. (b)	4,649	86,750
Durect Corp. (a) (b)	7,448	37,910
DUSA Pharmaceuticals Inc. (b)	3,498	32,531
Eyetech Pharmaceuticals Inc. (b)	6,895	87,153
First Horizon Pharmaceutical Corp. (a) (b)	5,679	108,128
HealthExtras Inc. (a) (b)	4,333	86,963
Hi-Tech Pharmacal Co. (b)	1,072	34,154
Idenix Pharmaceuticals Inc. (b)	2,569	55,696
Impax Laboratories Inc. (a) (b)	10,068	158,068
Inspire Pharmaceuticals Inc. (a) (b)	8,639	72,740
Introgen Therapeutics Inc. (b)	3,769	24,272
Isis Pharmaceuticals Inc. (b)	11,802	46,146
ISTA Pharmaceuticals Inc. (b)	2,725	22,672
K-V Pharmaceutical Co. Class A (a) (b)	7,402	123,984
Ligand Pharmaceuticals Inc. Class B (b)	15,145	105,258
Mannatech Inc. (a)	3,279	62,367
MannKind Corp. (b)	3,315	33,316
Medarex Inc. (b)	22,693	189,033
Medicines Co. (The) (a) (b)	10,178	238,063
Medicis Pharmaceutical Corp. Class A	11,074	351,378
MGI Pharma Inc. (b)	14,771	321,417

Security	Shares	Value

COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Nabi Biopharmaceuticals (b)	12,111	$184,451
Nastech Pharmaceutical Co. Inc. (b)	3,643	51,840
Nature’s Sunshine Products Inc.	2,285	39,850
NBTY Inc. (b)	11,407	295,898
NeighborCare Inc. (b)	7,623	252,855
NeoPharm Inc. (a) (b)	3,902	38,981
Neurocrine Biosciences Inc. (b)	7,529	316,670
New River Pharmaceuticals Inc. (b)	1,258	37,765
NitroMed Inc. (b)	2,259	43,938
Northfield Laboratories Inc. (b)	4,852	69,432
Noven Pharmaceuticals Inc. (a) (b)	4,841	84,621
NPS Pharmaceuticals Inc. (a) (b)	8,170	92,730
Nuvelo Inc. (b)	8,621	66,640
Onyx Pharmaceuticals Inc. (a) (b)	7,249	173,106
Pain Therapeutics Inc. (b)	5,659	38,198
Par Pharmaceutical Companies Inc. (a) (b)	6,951	221,111
Penwest Pharmaceuticals Co. (b)	4,405	52,067
Perrigo Co.	17,138	238,904
Pharmion Corp. (b)	5,049	117,187
POZEN Inc. (b)	5,499	45,092
Prestige Brands Holdings Inc. (b)	5,721	111,560
Priority Healthcare Corp. Class B (a) (b)	7,184	182,186
Progenics Pharmaceuticals Inc. (a) (b)	3,605	75,200
Renovis Inc. (b)	3,970	60,622
Rigel Pharmaceuticals Inc. (b)	4,055	80,776
Salix Pharmaceuticals Ltd. (a) (b)	7,559	133,492
Star Scientific Inc. (a) (b)	7,498	33,516
Tanox Inc. (b)	4,920	57,662
Trimeris Inc. (a) (b)	3,664	36,567
United Therapeutics Inc. (b)	4,640	223,648
USANA Health Sciences Inc. (b)	2,174	91,960
Vicuron Pharmaceuticals Inc. (b)	12,546	350,033
Zymogenetics Inc. (b)	5,532	97,363

		9,142,714

PIPELINES (0.03%)
TransMontaigne Inc. (b)	7,334	77,007

		77,007

REAL ESTATE (0.37%)
Agree Realty Corp.	1,360	41,140
Avatar Holdings Inc. (a) (b)	1,448	72,791
Bluegreen Corp. (b)	4,223	73,522
California Coastal Communities Inc. (b)	1,554	53,411
Consolidated-Tomoka Land Co.	1,442	124,012
Hersha Hospitality Trust	3,925	37,445
Jones Lang LaSalle Inc. (b)	7,018	310,406
Tarragon Corp. (a) (b)	2,117	53,454
Trammell Crow Co. (b)	7,099	172,080

		938,261

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (6.33%)
Aames Investment Corp.	8,130	$79,024
Acadia Realty Trust	5,731	106,883
Affordable Residential Communities Inc. (a)	5,715	76,295
Alexander’s Inc. (b)	440	109,450
Alexandria Real Estate Equities Inc.	4,091	300,484
American Campus Communities Inc.	3,594	81,512
American Home Mortgage Investment Corp. (a)	7,209	252,027
AMLI Residential Properties Trust	6,200	193,812
Anthracite Capital Inc.	10,355	122,707
Anworth Mortgage Asset Corp.	9,057	89,121
Arbor Realty Trust Inc.	2,356	67,617
Ashford Hospitality Trust Inc.	6,602	71,302
Bedford Property Investors Inc.	3,738	86,049
Bimini Mortgage Management Inc. Class A	4,414	62,237
BioMed Realty Trust Inc.	8,067	192,398
Boykin Lodging Co. (b)	3,240	43,416
Brandywine Realty Trust (a)	10,922	334,759
Capital Automotive REIT	7,828	298,795
Capital Lease Funding Inc.	4,756	51,603
Cedar Shopping Centers Inc. (a)	4,575	67,481
Colonial Properties Trust	7,734	340,296
Commercial Net Lease Realty Inc.	10,101	206,767
Corporate Office Properties Trust	7,424	218,637
Correctional Properties Trust	2,836	80,259
Cousins Properties Inc. (a)	7,738	228,890
CRIIMI MAE Inc. (b)	2,940	64,239
CRT Properties Inc. (a)	6,721	183,483
DiamondRock Hospitality Co.	4,655	52,602
EastGroup Properties Inc.	5,028	211,729
ECC Capital Corp.	11,452	76,270
Education Realty Trust Inc.	4,829	88,371
Entertainment Properties Trust	5,270	242,420
Equity Inns Inc.	10,397	138,280
Equity Lifestyle Properties Inc. (a)	4,076	162,062
Equity One Inc.	7,146	162,214
Extra Space Storage Inc.	5,856	83,916
FelCor Lodging Trust Inc. (b)	10,496	151,982
Fieldstone Investment Corp.	9,692	139,565
First Industrial Realty Trust Inc.	8,436	336,596
First Potomac Realty Trust	3,102	76,930
Gables Residential Trust	5,927	256,224
Getty Realty Corp.	3,794	105,094
Glenborough Realty Trust Inc.	6,882	141,700
Glimcher Realty Trust (a)	7,318	203,075
GMH Communities Trust	5,683	78,710
Government Properties Trust Inc.	5,621	54,636
Gramercy Capital Corp.	2,835	69,344
Heritage Property Investment Trust Inc.	6,003	210,225

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Highland Hospitality Corp.	7,684	$80,298
Highwoods Properties Inc.	11,111	330,663
Home Properties Inc.	6,783	291,805
HomeBanc Corp.	10,562	96,009
Impac Mortgage Holdings Inc. (a)	15,268	284,748
Inland Real Estate Corp.	13,817	222,177
Innkeepers USA Trust	8,115	121,238
Investors Real Estate Trust	8,304	80,217
Kilroy Realty Corp. (a)	5,975	283,753
Kite Realty Group Trust	5,494	82,410
LaSalle Hotel Properties	6,442	211,362
Lexington Corporate Properties Trust	9,882	240,231
LTC Properties Inc.	4,087	84,601
Luminent Mortgage Capital Inc.	7,264	78,379
Maguire Properties Inc.	7,686	217,821
Meristar Hospitality Corp. (b)	17,536	150,810
MFA Mortgage Investments Inc.	16,169	120,459
Mid-America Apartment Communities Inc.	4,349	197,532
MortgageIT Holdings Inc.	3,138	57,269
National Health Investors Inc.	4,801	134,764
Nationwide Health Properties Inc.	13,210	311,888
Newcastle Investment Corp.	8,683	261,792
NorthStar Realty Finance Corp.	3,411	35,781
Novastar Financial Inc. (a)	5,314	208,043
Omega Healthcare Investors Inc.	10,057	129,333
Parkway Properties Inc. (a)	3,098	154,931
Pennsylvania Real Estate Investment Trust	7,199	341,953
Post Properties Inc. (a)	8,630	311,629
Prentiss Properties Trust	8,834	321,911
PS Business Parks Inc.	3,602	160,109
RAIT Investment Trust	5,525	165,474
Ramco-Gershenson Properties Trust (a)	4,218	123,503
Redwood Trust Inc.	3,834	197,834
Saul Centers Inc.	2,948	107,160
Saxon Capital Inc.	10,853	185,261
Senior Housing Properties Trust	11,746	222,117
Sizeler Property Investors Inc.	3,189	42,095
Sovran Self Storage Inc.	3,973	180,613
Spirit Finance Corp.	13,044	153,267
Strategic Hotel Capital Inc.	5,746	103,428
Sun Communities Inc.	4,161	154,748
Sunstone Hotel Investors Inc.	5,554	134,740
Tanger Factory Outlet Centers Inc.	6,224	167,612
Taubman Centers Inc.	9,984	340,355
Town & Country Trust (The) (a)	4,799	136,819
Trustreet Properties Inc. (a)	11,317	187,975
Universal Health Realty Income Trust	3,155	120,237
Urstadt Biddle Properties Inc. Class A	4,604	79,741

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
U-Store-It Trust	5,706	$108,699
Washington Real Estate Investment Trust (a)	8,748	272,938
Winston Hotels Inc.	5,007	56,379

		15,896,399

RETAIL (6.54%)
AC Moore Arts & Crafts Inc. (a) (b)	2,955	93,408
Aeropostale Inc. (b)	11,380	382,368
AFC Enterprises Inc.	3,941	51,942
America’s Car-Mart Inc. (a) (b)	1,784	40,158
Asbury Automotive Group Inc. (b)	2,665	41,068
Big 5 Sporting Goods Corp.	4,219	119,735
Big Lots Inc. (b)	23,245	307,764
BJ’s Restaurants Inc. (b)	2,939	59,779
Blair Corp.	2,041	80,620
Blockbuster Inc.	38,709	353,026
Bob Evans Farms Inc. (a)	7,845	182,945
Bombay Co. Inc. (The) (a) (b)	7,463	42,539
Brookstone Inc. (b)	4,218	79,636
Brown Shoe Co. Inc.	4,047	158,440
Buckle Inc. (The)	1,694	75,112
Buffalo Wild Wings Inc. (b)	1,398	43,618
Build-A-Bear Workshop Inc. (a) (b)	2,029	47,580
Burlington Coat Factory Warehouse Corp.	4,287	182,798
Cabela’s Inc. Class A (b)	6,220	132,859
Cache Inc. (b)	2,557	42,497
California Pizza Kitchen Inc. (a) (b)	3,919	106,871
Casey’s General Store Inc.	10,366	205,454
Cash America International Inc.	6,137	123,476
Casual Male Retail Group Inc. (a) (b)	5,643	41,250
Cato Corp. Class A	6,245	128,949
CEC Entertainment Inc. (b)	7,606	320,137
Charlotte Russe Holding Inc. (a) (b)	3,067	38,215
Charming Shoppes Inc. (b)	24,681	230,274
Children’s Place Retail Stores Inc. (The) (a) (b)	4,321	201,661
Christopher & Banks Corp. (a)	7,542	137,717
CKE Restaurants Inc. (a)	11,972	166,650
Coldwater Creek Inc. (b)	7,331	182,615
Conn’s Inc. (b)	986	24,127
Cost Plus Inc. (b)	4,966	123,852
CSK Auto Corp. (b)	9,627	160,578
Dave & Buster’s Inc. (b)	2,814	51,890
Deb Shops Inc.	893	25,870
Denny’s Corp. (b)	18,544	92,720
Design Within Reach Inc. (b)	2,393	43,313
Domino’s Pizza Inc.	6,466	143,933
Dress Barn Inc. (b)	4,363	98,735
Electronics Boutique Holdings Corp. (b)	2,491	158,154

Security	Shares	Value

COMMON STOCKS (Cont.)

RETAIL (Cont.)
Finish Line Inc. (The)	8,643	$163,526
Fred’s Inc. (a)	8,240	136,619
GameStop Corp. Class B (b)	9,309	278,339
Genesco Inc. (a) (b)	4,606	170,837
Goody’s Family Clothing Inc.	3,862	28,482
Group 1 Automotive Inc. (b)	4,393	105,608
Guitar Center Inc. (b)	5,295	309,069
Haverty Furniture Companies Inc.	3,853	56,947
Hibbet Sporting Goods Inc. (b)	4,875	184,470
Hot Topic Inc. (a) (b)	9,392	179,575
IHOP Corp.	4,372	189,701
Insight Enterprises Inc. (b)	9,883	199,439
Jack in the Box Inc. (b)	7,437	282,011
Jill (J.) Group Inc. (The) (b)	4,116	56,595
Jo-Ann Stores Inc. (b)	4,689	123,743
Joseph A. Bank Clothiers Inc. (a) (b)	2,750	119,075
Kenneth Cole Productions Inc. Class A	2,291	71,296
Krispy Kreme Doughnuts Inc. (a) (b)	11,206	77,994
Landry’s Restaurants Inc.	4,195	126,228
Linens ’n Things Inc. (b)	9,200	217,672
Lithia Motors Inc. Class A	3,293	95,003
Lone Star Steakhouse & Saloon Inc.	3,582	108,929
Longs Drug Stores Corp. (a)	6,265	269,708
Luby’s Inc. (b)	4,606	55,042
MarineMax Inc. (b)	2,732	85,375
McCormick & Schmick’s Seafood Restaurants Inc. (b)	1,526	24,096
Movado Group Inc.	3,664	69,176
Movie Gallery Inc.	5,104	134,899
New York & Co. Inc. (b)	2,656	55,935
99 Cents Only Stores (b)	10,278	130,633
Nu Skin Enterprises Inc. Class A (a)	11,426	266,226
O’Charley’s Inc. (b)	4,509	79,629
P.F. Chang’s China Bistro Inc. (a) (b)	5,327	314,186
Pacific Sunwear of California Inc. (b)	15,506	356,483
Pantry Inc. (The) (b)	3,527	136,601
Papa John’s International Inc. (a) (b)	2,312	92,411
Party City Corp. (b)	2,346	28,152
Payless ShoeSource Inc. (b)	13,778	264,538
Pep Boys-Manny, Moe & Jack Inc. (a)	11,627	157,430
PETCO Animal Supplies Inc. (b)	11,813	346,357
Pier 1 Imports Inc.	17,504	248,382
Rare Hospitality International Inc. (b)	7,031	214,235
Red Robin Gourmet Burgers Inc. (a) (b)	2,905	180,052
Regis Corp.	9,179	358,715
Restoration Hardware Inc. (b)	5,448	44,565
Retail Ventures Inc. (a) (b)	3,421	46,662
Ruby Tuesday Inc.	13,160	340,844
Rush Enterprises Inc. Class A (b)	4,212	56,188
Ryan’s Restaurant Group Inc. (b)	8,540	119,645
School Specialty Inc. (b)	4,624	215,016

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

RETAIL (Cont.)
Select Comfort Corp. (a) (b)	7,680	$164,582
Sharper Image Corp. (a) (b)	2,447	31,150
Shoe Carnival Inc. (b)	1,517	33,010
ShopKo Stores Inc. (b)	6,083	147,878
Smart & Final Inc. (b)	2,799	34,288
Sonic Automotive Inc.	5,927	126,008
Sports Authority Inc. (The) (b)	5,269	167,554
Stage Stores Inc. (b)	3,959	172,612
Steak n Shake Co. (The) (b)	5,636	104,942
Stein Mart Inc.	5,303	116,666
Talbots Inc. (The)	4,634	150,466
TBC Corp. (b)	4,590	124,527
Texas Roadhouse Inc. Class A (a) (b)	4,259	148,000
Too Inc. (b)	7,028	164,244
Tractor Supply Co. (a) (b)	6,736	330,738
Trans World Entertainment Corp. (b)	3,980	47,083
Triarc Companies Inc. Class B (a)	7,635	113,456
Tuesday Morning Corp. (a)	5,315	167,529
United Auto Group Inc.	5,404	161,039
West Marine Inc. (a) (b)	2,895	52,284
Wet Seal Inc. Class A (b)	8,605	58,385
Wilsons The Leather Experts Inc. (b)	3,936	26,135
World Fuel Services Corp.	5,828	136,433
Zale Corp. (b)	10,867	344,375
Zumiez Inc. (b)	633	18,452

		16,438,508

SAVINGS & LOANS (1.82%)
Anchor BanCorp Wisconsin Inc.	4,216	127,576
Bank Mutual Corp.	15,132	167,360
BankAtlantic Bancorp Inc. Class A	8,607	163,103
BankUnited Financial Corp. Class A	5,765	155,886
Berkshire Hills Bancorp Inc.	1,636	54,512
Beverly Hills Bancorp Inc.	2,621	28,700
BFC Financial Corp. Class A (b)	3,591	30,631
Brookline Bancorp Inc. (a)	11,981	194,811
Charter Financial Corp. (a)	504	17,610
Commercial Capital Bancorp Inc.	8,804	147,115
Commercial Federal Corp.	9,094	306,286
Dime Community Bancshares	5,969	90,729
Fidelity Bankshares Inc.	4,147	109,978
First Defiance Financial Corp.	1,157	30,880
First Financial Holdings Inc. (a)	2,589	77,437
First Niagara Financial Group Inc.	24,141	351,976
First Place Financial Corp.	2,615	52,535
FirstFed Financial Corp. (b)	3,782	225,445
Flagstar Bancorp Inc. (a)	6,494	122,931
Flushing Financial Corp.	3,367	61,953
Franklin Bank Corp. (Texas) (b)	3,685	69,131
Harbor Florida Bancshares Inc. (a)	4,468	167,282
Horizon Financial Corp.	1,734	38,495

Security	Shares	Value

COMMON STOCKS (Cont.)

SAVINGS & LOANS (Cont.)
ITLA Capital Corp. (b)	1,110	$59,829
Kearny Financial Corp. (b)	3,806	44,911
MAF Bancorp Inc.	6,260	266,864
NASB Financial Inc.	1,546	67,792
Northwest Bancorp Inc.	3,412	72,539
OceanFirst Financial Corp.	2,205	49,635
Ocwen Financial Corp. (a) (b)	7,912	53,485
Partners Trust Financial Group Inc.	9,712	103,724
PennFed Financial Services Inc.	2,346	39,600
PFF Bancorp Inc.	4,749	143,847
Provident Financial Services Inc. (a)	15,569	273,547
Provident New York Bancorp	8,070	97,728
Rockville Financial Inc. (b)	457	5,585
Sound Federal Bancorp Inc.	1,771	28,619
Sterling Financial Corp. (Washington) (b)	4,790	179,146
TierOne Corp.	4,419	119,887
United Community Financial Corp.	5,193	56,811
Westfield Financial Inc.	2,003	48,553
WSFS Financial Corp.	1,335	73,038

		4,577,502

SEMICONDUCTORS (3.75%)
Actel Corp. (b)	5,237	72,794
AMIS Holdings Inc. (b)	8,950	119,393
Amkor Technology Inc. (b)	20,364	91,638
Applied Micro Circuits Corp. (b)	62,850	160,896
Asyst Technologies Inc. (b)	9,475	42,259
Atmel Corp. (b)	86,321	204,581
ATMI Inc. (b)	7,594	220,302
August Technology Corp. (b)	4,290	49,979
Axcelis Technologies Inc. (b)	20,486	140,534
Brooks Automation Inc. (b)	9,555	141,892
Cirrus Logic Inc. (b)	17,397	92,378
Cohu Inc.	4,398	88,180
Conexant Systems Inc. (b)	96,060	154,657
Credence Systems Corp. (a) (b)	18,741	169,606
Cypress Semiconductor Corp. (b)	27,001	339,943
Diodes Inc. (b)	1,983	61,870
DSP Group Inc. (b)	6,224	148,567
EMCORE Corp. (b)	7,481	30,897
Emulex Corp. (b)	17,026	310,895
Entegris Inc. (b)	12,285	121,622
Exar Corp. (b)	8,467	126,074
Fairchild Semiconductor International Inc. Class A (b)	24,469	360,918
FormFactor Inc. (b)	6,933	183,170
Genesis Microchip Inc. (b)	6,817	125,842
Helix Technology Corp. (a)	6,121	81,287
Integrated Circuit Systems Inc. (b)	14,346	296,101
Integrated Device Technology Inc. (b)	21,429	230,362

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
Integrated Silicon Solution Inc. (a) (b)	7,457	$55,256
IXYS Corp. (b)	5,114	72,517
Kopin Corp. (b)	14,401	73,445
Kulicke & Soffa Industries Inc. (a) (b)	10,528	83,276
Lattice Semiconductor Corp. (b)	23,993	106,529
Leadis Technology Inc. (b)	3,727	30,002
LTX Corp. (b)	13,169	65,318
Mattson Technology Inc. (b)	8,752	62,664
Micrel Inc. (b)	13,895	160,070
Microsemi Corp. (b)	12,653	237,876
Microtune Inc. (b)	10,677	53,545
MKS Instruments Inc. (b)	7,278	122,925
Monolithic Power Systems Inc. (b)	3,525	31,302
Mykrolis Corp. (b)	9,143	129,922
NetLogic Microsystems Inc. (b)	2,106	37,339
OmniVision Technologies Inc. (a) (b)	11,680	158,731
ON Semiconductor Corp. (b)	29,337	134,950
Pericom Semiconductor Corp. (b)	5,309	43,215
Photronics Inc. (b)	6,846	159,786
Pixelworks Inc. (b)	9,553	81,965
PMC-Sierra Inc. (b)	36,979	345,014
PortalPlayer Inc. (a) (b)	3,100	64,542
Power Integrations Inc. (a) (b)	6,124	132,095
Rambus Inc. (b)	20,446	273,567
Rudolph Technologies Inc. (b)	2,918	41,815
Semitool Inc. (b)	3,345	31,911
Semtech Corp. (b)	15,075	250,999
SigmaTel Inc. (b)	7,327	125,731
Silicon Image Inc. (b)	16,273	166,961
Silicon Laboratories Inc. (b)	8,760	229,600
SiRF Technology Holdings Inc. (b)	7,188	127,084
Skyworks Solutions Inc. (b)	32,367	238,545
Standard Microsystems Corp. (b)	4,251	99,388
Supertex Inc. (b)	2,039	36,009
Tessera Technologies Inc. (b)	9,042	302,093
TranSwitch Corp. (b)	21,206	43,472
TriQuint Semiconductor Inc. (b)	28,309	94,269
Ultratech Inc. (a) (b)	4,930	90,219
Varian Semiconductor Equipment Associates Inc. (b)	7,519	278,203
Veeco Instruments Inc. (b)	5,572	90,712
Virage Logic Corp. (b)	2,798	28,819
Vitesse Semiconductor Corp. (b)	44,598	93,210
Volterra Semiconductor Corp. (b)	3,121	46,472
Zoran Corp. (b)	8,848	117,590

		9,415,590

SOFTWARE (2.96%)
Acxiom Corp.	17,963	375,067
Advent Software Inc. (b)	6,305	127,739
Allscripts Healthcare Solutions Inc. (a) (b)	6,850	113,779

Security	Shares	Value

COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Altiris Inc. (a) (b)	4,447	$65,282
American Reprographics Co. (b)	2,621	42,172
AMICAS Inc. (b)	8,793	39,832
ANSYS Inc. (b)	6,419	227,939
Aspen Technology Inc. (b)	8,420	43,784
Atari Inc. (b)	9,647	26,819
Blackbaud Inc.	1,955	26,393
Blackboard Inc. (b)	3,707	88,671
Borland Software Corp. (b)	16,101	110,453
CCC Information Services Group Inc. (b)	2,637	63,156
Computer Programs & Systems Inc.	1,484	55,309
Concur Technologies Inc. (b)	5,797	61,042
CSG Systems International Inc. (b)	10,717	203,409
Dendrite International Inc. (b)	8,634	119,149
Digi International Inc. (b)	4,548	53,939
Eclipsys Corp. (b)	7,693	108,241
eFunds Corp. (b)	9,897	178,047
Emageon Inc. (b)	2,837	39,746
Epicor Software Corp. (b)	10,814	142,745
EPIQ Systems Inc. (a) (b)	2,560	41,882
FalconStor Software Inc. (a) (b)	6,416	41,896
FileNET Corp. (b)	8,659	217,687
IDX Systems Corp. (b)	5,014	151,122
Infocrossing Inc. (a) (b)	4,111	51,264
Informatica Corp. (b)	17,629	147,907
infoUSA Inc.	6,625	77,513
InPhonic Inc. (a) (b)	3,174	48,816
Inter-Tel Inc.	4,342	80,805
InterVideo Inc. (b)	2,033	29,235
iVillage Inc. (a) (b)	9,689	57,940
JDA Software Group Inc. (b)	5,832	66,368
Jupitermedia Corp. (a) (b)	4,155	71,175
Keane Inc. (b)	10,500	143,850
Lawson Software Inc. (a) (b)	12,284	63,263
Majesco Holdings Inc. (a) (b)	3,196	20,902
ManTech International Corp. Class A (b)	3,737	115,996
MapInfo Corp. (b)	4,141	43,522
Micromuse Inc. (b)	16,366	92,632
MicroStrategy Inc. Class A (a) (b)	3,325	176,358
Midway Games Inc. (a) (b)	9,223	101,084
MRO Software Inc. (b)	4,098	59,872
NDCHealth Corp. (a)	7,957	142,987
NetIQ Corp. (b)	11,896	135,020
Niku Corp. (b)	1,873	38,827
Open Solutions Inc. (a) (b)	3,901	79,229
Packeteer Inc. (b)	7,394	104,255
Parametric Technology Corp. (b)	55,485	353,994
PDF Solutions Inc. (b)	3,699	48,531
Per-Se Technologies Inc. (a) (b)	5,223	109,787

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Pinnacle Systems Inc. (b)	14,335	$78,843
Progress Software Corp. (b)	7,535	227,180
QAD Inc.	2,454	18,896
Quality Systems Inc.	1,506	71,354
Quest Software Inc. (b)	12,998	177,163
Renaissance Learning Inc.	1,792	36,378
ScanSoft Inc. (a) (b)	17,040	64,411
Schawk Inc.	2,582	64,550
SeaChange International Inc. (b)	4,999	35,093
SERENA Software Inc. (b)	5,637	108,794
SPSS Inc. (b)	3,529	67,792
SS&C Technologies Inc.	3,222	102,073
SSA Global Technologies Inc. (b)	1,665	19,980
SYNNEX Corp. (b)	1,805	31,606
THQ Inc. (a) (b)	7,953	232,784
TradeStation Group Inc. (a) (b)	4,602	39,485
Transaction Systems Architects Inc. Class A (b)	8,216	202,360
Trident Microsystems Inc. (a) (b)	5,165	117,194
Ulticom Inc. (b)	2,478	26,292
VeriFone Holdings Inc. (b)	5,000	81,250
Verint Systems Inc. (b)	2,607	83,841
Wind River Systems Inc. (b)	14,654	229,775
Witness Systems Inc. (b)	5,484	99,973

		7,443,499

STORAGE & WAREHOUSING (0.04%)
Mobile Mini Inc. (a) (b)	2,994	103,233

		103,233

TELECOMMUNICATION EQUIPMENT (0.08%)
Endwave Corp. (a) (b)	1,377	65,545
Glenayre Technologies Inc. (b)	13,615	51,329
Novatel Wireless Inc. (a) (b)	5,894	73,498

		190,372

TELECOMMUNICATIONS (3.73%)
Adaptec Inc. (b)	22,524	87,393
ADTRAN Inc.	13,415	332,558
Aeroflex Inc. (b)	15,209	127,756
Airspan Networks Inc. (b)	3,376	18,737
Alaska Communications Systems Group Inc.	2,479	24,567
Anaren Inc. (b)	3,946	51,890
Anixter International Inc. (b)	6,398	237,814
Applied Signal Technology Inc.	2,249	42,821
Arris Group Inc. (b)	17,944	156,292
Aspect Communications Corp. (b)	8,714	97,858
Atheros Communications Inc. (b)	7,023	56,605
Audiovox Corp. Class A (b)	3,404	52,762
Black Box Corp.	3,670	129,918

Security	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Broadwing Corp. (a) (b)	12,986	$59,995
C-COR Inc. (a) (b)	9,769	66,918
Centennial Communications Corp. (b)	4,528	62,849
CIENA Corp. (b)	117,148	244,839
Cincinnati Bell Inc. (b)	50,285	216,226
Commonwealth Telephone Enterprises Inc.	4,562	191,193
CommScope Inc. (b)	11,065	192,642
Comtech Telecommunications Corp. (a) (b)	4,632	151,142
CT Communications Inc.	3,875	50,569
Ditech Communications Corp. (b)	6,377	41,387
Dobson Communications Corp. Class A (a) (b)	23,092	98,372
Essex Corp. (b)	3,532	80,812
Extreme Networks Inc. (b)	24,764	101,532
FairPoint Communications Inc.	5,457	88,131
Finisar Corp. (a) (b)	37,775	39,664
Foundry Networks Inc. (b)	24,998	215,733
General Communication Inc. Class A (b)	11,382	112,340
GlobeTel Communications Corp. (b)	13,028	36,348
Golden Telecom Inc. (a)	4,453	136,618
Harmonic Inc. (a) (b)	14,854	71,745
Hypercom Corp. (b)	10,941	70,788
IDT Corp. Class B (b)	11,693	153,880
InterDigital Communications Corp. (b)	11,730	205,275
Intrado Inc. (b)	3,829	57,282
Iowa Telecommunications Services Inc.	4,516	84,675
Ixia (b)	6,720	130,637
JAMDAT Mobile Inc. (a) (b)	2,390	66,155
Level 3 Communications Inc. (a) (b)	142,528	289,332
MasTec Inc. (b)	5,781	50,873
MRV Communications Inc. (a) (b)	21,088	45,761
NETGEAR Inc. (b)	6,466	120,268
Newport Corp. (b)	8,918	123,603
North Pittsburgh Systems Inc.	3,085	60,343
Oplink Communications Inc. (b)	21,080	36,047
Plantronics Inc.	10,005	363,782
Polycom Inc. (b)	20,043	298,841
Powerwave Technologies Inc. (a) (b)	20,736	211,922
Premiere Global Services Inc. (b)	14,540	164,157
Price Communications Corp. (b)	9,281	160,561
RCN Corp. (b)	4,567	105,452
RF Micro Devices Inc. (b)	38,420	208,621
SafeNet Inc. (a) (b)	5,057	172,241
SBA Communications Corp. (b)	15,132	204,282
Shenandoah Telecommunications Co.	1,383	54,974
Sonus Networks Inc. (b)	51,006	243,809
SpectraLink Corp.	4,202	44,205

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
SureWest Communications (a)	3,180	$81,567
Sycamore Networks Inc. (b)	35,274	121,695
Symmetricom Inc. (b)	9,346	96,918
Syniverse Holdings Inc. (b)	3,546	49,644
TALK America Holdings Inc. (b)	5,605	56,106
Tekelec (a) (b)	11,507	193,318
Telkonet Inc. (b)	7,151	35,254
Terayon Communication Systems Inc. (b)	15,454	47,753
3Com Corp. (b)	78,171	284,542
Time Warner Telecom Inc. Class A (a) (b)	11,316	66,991
UbiquiTel Inc. (b)	15,608	127,361
US Unwired Inc. (b)	26,705	155,423
USA Mobility Inc. (b)	5,550	162,948
UTStarcom Inc. (a) (b)	20,391	152,729
Valor Communications Group Inc.	5,908	81,530
Viasat Inc. (b)	4,357	88,578
Westell Technologies Inc. Class A (b)	10,964	65,565
Wireless Facilities Inc. (a) (b)	11,496	72,770
Zhone Technologies Inc. (a) (b)	11,588	38,820

		9,383,304

TEXTILES (0.13%)
Angelica Corp.	2,048	50,196
Dixie Group Inc. (b)	2,137	37,633
G&K Services Inc. Class A	3,903	147,260
Innovo Group Inc. (b)	5,375	11,503
UniFirst Corp.	2,175	88,175

		334,767

TOYS, GAMES & HOBBIES (0.15%)
Jakks Pacific Inc. (a) (b)	5,227	100,411
LeapFrog Enterprises Inc. (a) (b)	6,580	74,354
RC2 Corp. (b)	3,700	139,009
Topps Co. (The)	7,276	72,978

		386,752

TRANSPORTATION (1.37%)
ABX Air Inc. (b)	12,011	97,890
Arkansas Best Corp.	4,490	142,827
Covenant Transport Inc. Class A (b)	1,737	22,928
Dynamex Inc. (b)	2,404	40,964
EGL Inc. (b)	8,715	177,089
Florida East Coast Industries Inc. (a)	6,511	281,926
Forward Air Corp.	6,673	188,646
Frozen Food Express Industries Inc. (b)	3,207	36,303
Genesee & Wyoming Inc. Class A (b)	4,683	127,424
GulfMark Offshore Inc. (b)	3,080	84,115
Heartland Express Inc.	9,381	182,273
Hub Group Inc. Class A (b)	4,028	100,901

Security	Shares	Value

COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
Kansas City Southern Industries Inc. (a) (b)	16,615	$335,291
Kirby Corp. (b)	4,456	200,966
Knight Transportation Inc. (a)	7,864	191,331
Maritrans Inc.	1,792	48,474
Marten Transport Ltd. (b)	2,106	44,205
Offshore Logistics Inc. (b)	4,791	157,336
Old Dominion Freight Line Inc. (b)	3,892	104,422
Overnite Corp.	5,946	255,559
Pacer International Inc. (b)	7,706	167,914
RailAmerica Inc. (b)	7,536	89,678
SCS Transportation Inc. (b)	3,235	57,583
Seabulk International Inc. (b)	918	19,508
SIRVA Inc. (b)	4,596	39,112
U.S. Xpress Enterprises Inc. Class A (b)	2,112	25,154
USA Truck Inc. (b)	1,106	27,374
Werner Enterprises Inc.	10,474	205,709

		3,452,902

TRUCKING & LEASING (0.21%)
AMERCO	2,088	111,812
GATX Corp.	10,098	348,381
Greenbrier Companies Inc. (The)	1,407	38,130
Interpool Inc.	1,554	33,225

		531,548

WATER (0.20%)
American States Water Co.	3,878	113,897
California Water Service Group (a)	3,904	146,556
Connecticut Water Service Inc.	1,469	36,710
Middlesex Water Co.	2,068	40,161
PICO Holdings Inc. (b)	1,577	46,932
SJW Corp.	1,674	78,695
Southwest Water Co. (a)	3,800	44,954

		507,905

TOTAL COMMON STOCKS
(Cost: $209,428,634)		238,778,985

EXCHANGE-TRADED FUNDS (2.72%)
iShares Russell 2000 Index Fund (a) (c)	107,020	6,817,174

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)		6,817,174

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (21.70%)

COMMERCIAL PAPER (d) (5.28%)
Alpine Securitization Corp.
3.29%, 08/08/05	$69,995	$69,752
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (e)	470,287	469,337
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (e)	1,073,256	1,071,236
ANZ National Bank Ltd.
2.94%, 08/15/05 (e)	116,658	116,230
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	443,873	443,125
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	233,317	233,115
Bryant Park Funding LLC
3.10%, 07/06/05 (e)	90,093	90,054
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (e)	84,008	83,920
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (e)	233,317	232,902
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (e)	292,140	291,684
Charta LLC
3.31%, 08/11/05 (e)	349,975	348,656
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (e)	219,318	219,135
Dexia Delaware LLC
3.04%, 07/01/05	309,378	309,378
Edison Asset Securitization LLC
3.12%, 09/06/05 (e)	174,987	173,971
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (e)	386,015	384,402
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (e)	618,865	617,797
Ford Credit Floorplan Motown
3.33%, 08/08/05 (e)	46,663	46,500
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	252,701	252,280
General Electric Capital Corp.
2.74%, 07/07/05	116,658	116,605
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	221,651	221,351

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (d) (Cont.)
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (e)	$776,944	$773,661
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (e)	705,752	704,710
Liberty Street Funding Corp.
3.05%, 07/01/05 (e)	116,658	116,659
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (e)	341,431	341,127
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	445,635	445,095
Nordea North America Inc.
2.74%, 07/11/05	116,658	116,570
Park Avenue Receivables Corp.
3.25%, 07/22/05 (e)	464,300	463,420
Park Granada LLC
3.08% - 3.09%, 07/01/05 (e)	116,752	116,752
Polonius Inc.
3.15%, 07/11/05 (e)	163,322	163,179
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (e)	758,907	758,410
Santander Central Hispano
2.75%, 07/08/05	291,646	291,490
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (e)	417,378	416,563
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (e)	848,573	846,288
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (e)	759,677	758,880
Three Pillars Funding Corp.
3.30%, 07/28/05	33,927	33,843
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (e)	454,967	454,967
UBS Finance Delaware LLC
3.03%, 07/01/05	349,975	349,975
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	202,985	202,534
Yorktown Capital LLC
3.15%, 07/13/05	135,606	135,464

		13,281,017

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (d) (8.93%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (e)	$433,969	$433,971
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	571,626	571,630
American Express Centurion Bank
3.29%, 06/29/06	93,327	93,327
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	664,952	665,032
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (e)	151,656	151,656
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	151,656	151,635
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (e)	1,199,247	1,199,236
BMW US Capital LLC
3.19%, 07/14/06 (e)	233,317	233,317
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	793,276	793,202
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (e)	872,604	872,550
Commodore CDO Ltd.
3.47%, 12/12/05 (e)	58,329	58,329
Credit Suisse First Boston
3.15%, 05/09/06	233,317	233,317
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	699,950	699,911
DEPFA Bank PLC
3.42%, 03/15/06	233,317	233,317
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (e)	564,626	564,646
Fairway Finance LLC
3.21%, 10/20/05	93,327	93,325
Fifth Third Bancorp
3.26%, 04/21/06 (e)	466,633	466,633
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (e)	163,322	163,327
General Electric Capital Corp.
3.28%, 07/07/06	104,992	105,106
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	33,516	33,516

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (d) (Cont.)
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	$268,314	$268,315
Hartford Life Global Funding Trust
3.21%, 07/15/06	233,317	233,317
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (e)	699,950	699,951
HSBC Bank USA N.A.
3.57%, 05/04/06	81,661	81,717
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (e)	1,026,593	1,026,599
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (e)	244,982	244,982
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (e)	909,935	910,068
Lothian Mortgages PLC
3.29%, 01/24/06 (e)	349,975	349,975
Marshall & Ilsley Bank
3.36%, 02/20/06	233,317	233,496
Metropolitan Life Global Funding I
3.14%, 07/06/06 (e)	349,975	349,975
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	349,975	349,949
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (e)	863,271	863,389
Norddeutsche Landesbank
3.11%, 07/27/05	233,317	233,311
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (e)	699,950	699,950
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	898,269	898,269
Principal Life Income Funding Trusts
3.21%, 05/10/06	174,987	174,996
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	662,036	661,850
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (e)	128,324	128,310
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (e)	1,332,238	1,332,259
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (e)	233,317	233,317

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (d) (Cont.)
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	$361,641	$361,560
SunTrust Bank
3.17%, 04/28/06	349,975	349,975
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (e)	800,276	800,226
Toronto-Dominion Bank
3.81%, 06/20/06	291,646	291,673
UniCredito Italiano SpA
3.34%, 06/14/06	303,312	303,209
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (e)	601,762	601,762
Wells Fargo & Co.
3.19%, 07/14/06 (e)	116,658	116,672
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (e)	781,611	781,580
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (e)	783,944	783,917
Winston Funding Ltd.
3.23%, 07/23/05 (e)	166,588	166,588
World Savings Bank
3.13%, 09/09/05	81,661	81,659

		22,429,799

MONEY MARKET FUNDS (2.29%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (c) (d) (f)	933,266	933,266
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (c) (f)	4,716,886	4,716,886
BlackRock Temp Cash Money Market Fund, 3.04% (d) (f)	33,798	33,798
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (d) (f)	81,791	81,791

		5,765,741

REPURCHASE AGREEMENTS (d) (3.25%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,963,155 and effective yields of 3.40% - 3.44%. (g)	$3,962,777	3,962,777

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (d) (Cont.)
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,033,405 and effective yields of 3.43% -3.44%. (g)	$3,033,116	$3,033,116
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,166,693 and an effective yield of 3.40%. (g)	1,166,583	1,166,583

		8,162,476

TIME DEPOSITS (d) (1.54%)
American Express Centurion Bank
3.08%, 07/01/05	174,987	174,987
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	233,317	233,317
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	326,643	326,644
Credit Suisse First Boston
3.16%, 07/13/05	116,658	116,659
Deutsche Bank AG
3.31%, 07/01/05	9,594	9,594
HBOS Treasury Services PLC
3.39%, 12/14/05	139,990	139,990
Key Bank N.A.
3.34%, 07/01/05	699,950	699,950
Natexis Banques
2.98%, 08/18/05	233,317	233,317
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	419,970	419,960
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	186,653	186,652
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	163,322	163,320
US Bank N.A.
3.12%, 07/08/05	233,317	233,317
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	699,950	699,951
Wells Fargo Bank N.A.
3.04%, 07/01/05	233,317	233,317

		3,870,975

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (d) (0.14%)
Federal National Mortgage Association
2.33%, 07/22/05	$349,975	$349,500

		349,500

U.S. TREASURY OBLIGATIONS (0.27%)
U.S. Treasury Bill
3.04%, 09/22/05 (h) (i)	675,000	670,318

		670,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,529,897)		54,529,826

TOTAL INVESTMENTS IN SECURITIES (119.44%)
(Cost: $267,758,992)		300,125,985

Other Assets, Less Liabilities (-19.44%)		(48,839,699)

NET ASSETS (100.00%)		$251,286,286

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(e)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation

Russell Mini Index (09/16/05)	85	$5,466,350	$115,488

			$115,488

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.32%)

AUSTRALIA (5.31%)
Alinta Ltd.	3,561	$26,465
Alumina Ltd.	16,988	72,127
Amcor Ltd.	12,552	64,104
AMP Ltd.	26,642	131,392
Ansell Ltd.	1,967	15,053
APN News & Media Ltd. (a)	4,395	17,219
Aristocrat Leisure Ltd. (a)	4,438	39,241
Australia and New Zealand Banking Group Ltd.	26,613	441,215
Australian Gas & Light Co. Ltd.	6,314	68,487
Australian Stock Exchange Ltd.	1,448	25,529
AXA Asia Pacific Holdings Ltd.	13,077	43,660
Babcock & Brown Ltd. (b)	1,945	20,474
BHP Billiton Ltd.	52,106	720,878
BHP Steel	10,153	63,693
Billabong International Ltd.	1,662	17,267
Boral Ltd.	8,308	41,036
Brambles Industries Ltd. (a)	13,624	84,845
Caltex Australia Ltd.	1,845	22,291
Centro Properties Group	11,124	49,943
Challenger Financial Services Group Ltd. (b)	5,317	12,645
Coca-Cola Amatil Ltd.	7,137	42,923
Cochlear Ltd.	673	20,109
Coles Myer Ltd.	16,482	116,337
Commonwealth Bank of Australia	18,487	534,781
Commonwealth Property Office Fund	21,676	20,901
Computershare Ltd.	5,242	23,415
CSL Ltd.	2,930	75,310
CSR Ltd.	12,165	24,851
DB RREEF Trust	47,056	48,960
DCA Group Ltd.	4,790	13,838
Downer EDI Ltd.	3,636	14,772
Foster’s Group Ltd.	29,125	118,107
Futuris Corp. Ltd.	6,792	9,423
Gandel Retail Trust	22,899	29,237
General Property Trust	32,591	90,675
Harvey Normand Holdings Ltd. (a)	6,411	12,217
Iluka Resources Ltd.	3,350	19,228
ING Industrial Fund	11,697	18,635
Insurance Australia Group Ltd.	23,141	106,012
Investa Property Group	25,561	37,799
James Hardie Industries NV	6,878	39,793
John Fairfax Holdings Ltd.	12,349	40,476
Leighton Holdings Ltd. (a)	1,701	14,911
Lend Lease Corp. Ltd.	4,921	48,613
Macquarie Airports (a)	8,998	24,554
Macquarie Bank Ltd.	3,226	146,926
Macquarie Communications Infrastructure Group	4,641	22,287
Macquarie Goodman Group	17,697	55,037

Security	Shares	Value

COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
Macquarie Infrastructure Group	30,721	$97,415
Mayne Group Ltd.	8,727	31,531
Mirvac Group	11,907	32,402
Multiplex Group	7,811	17,326
National Australia Bank Ltd.	22,613	530,203
Newcrest Mining Ltd.	5,236	69,366
OneSteel Ltd.	7,379	14,905
Orica Ltd.	4,378	59,401
Origin Energy Ltd.	11,412	66,198
Pacific Brands Ltd. (a)	11,294	19,542
PaperlinX Ltd. (a)	6,208	14,243
Patrick Corp. Ltd. (a)	9,079	38,685
Perpetual Trustees Australia Ltd.	548	23,989
Publishing & Broadcasting Ltd.	2,191	24,801
Qantas Airways Ltd.	12,809	32,904
QBE Insurance Group Ltd.	10,882	132,966
Rinker Group Ltd.	13,611	145,250
Rio Tinto Ltd. (a)	4,175	142,635
Santos Ltd.	8,231	71,023
SFE Corp. Ltd.	1,798	14,596
Sonic Healthcare Ltd.	3,542	33,938
Stockland Trust Group	17,943	75,497
Suncorp-Metway Ltd.	7,625	116,882
TABCORP Holdings Ltd.	7,230	90,382
Telstra Corp. Ltd.	30,794	118,772
Toll Holdings Ltd.	3,390	33,747
Transurban Group	11,789	66,947
UNiTAB Ltd.	1,707	18,542
Wesfarmers Ltd.	5,518	168,286
Westfield Group	20,658	279,344
Westpac Banking Corp.	26,055	396,215
Woodside Petroleum Ltd.	6,923	154,354
Woolworths Ltd.	15,349	193,163

		7,073,141

AUSTRIA (0.44%)
Andritz AG	159	15,178
Bank Austria Creditanstalt AG	508	53,038
Boehler-Uddeholm AG	121	16,026
Erste Bank der Oesterreichischen Sparkassen AG	1,894	94,860
Flughafen Wien AG	163	10,577
Immofinanz Immobillien Anlagen AG (b)	5,217	47,812
Mayr-Melnhof Karton AG	48	6,654
Meinl European Land Ltd. (b)	1,096	19,001
Oesterreichische Elektrizitaetswirtschafts AG Class A	100	27,602
OMV AG	253	110,263
RHI AG (a) (b)	493	13,441
Telekom Austria AG	5,215	101,459

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

AUSTRIA (Cont.)
VA Technologie AG (b)	142	$11,174
Voest-Alpine AG (a)	352	24,674
Wienberger AG	818	37,998

		589,757

BELGIUM (1.30%)
AGFA Gevaert NV	1,361	37,650
Barco NV (a)	165	11,776
Bekaert NV	182	13,683
Belgacom SA	2,398	82,014
Cofinimmo (a)	103	16,161
Colruyt NV	226	30,836
Compagnie Maritime Belge SA	295	9,200
Delhaize-Le Lion SA (a)	1,030	61,850
Dexia Group	8,389	184,943
D’Ieteren NV SA	69	14,284
Electrabel SA (a)	400	174,866
Euronav NV	354	10,393
Fortis	16,928	470,335
Groupe Bruxelles Lambert SA (a)	977	84,689
InBev NV	2,589	87,668
KBC Groupe SA (a)	2,631	207,995
Mobistar SA (a)	402	33,630
Omega Pharma SA	317	16,387
Solvay SA (a)	896	92,149
UCB SA	1,239	60,285
Umicore Mines SA	339	27,231

		1,728,025

DENMARK (0.78%)
AP Moller - Maersk A/S	18	171,949
Bang & Olufsen A/S Class B (a)	178	12,507
Carlsberg A/S Class B	509	26,131
Coloplast A/S Class B	352	20,444
D/S Torm A/S	200	10,787
Danisco A/S	772	50,168
Danske Bank A/S (a)	6,439	193,788
De Sammensluttede Vognmaend A/S	265	22,516
East Asiatic Co. Ltd. A/S (a)	263	18,586
FLS Industries A/S Class B (a)	535	10,865
GN Store Nord A/S	3,096	35,083
H. Lundbeck A/S (a)	1,015	25,559
Kobenhavns Lufthavne A/S	73	17,363
NKT Holding A/S	220	8,238
Novo Nordisk A/S Class B (a)	3,547	180,655
Novozymes A/S Class B (a)	720	35,677
TDC A/S (a)	2,763	118,505
Topdanmark A/S (a) (b)	281	20,498
Vestas Wind Systems A/S (b)	2,501	41,546
William Demant Holding (b)	358	17,826

		1,038,691

Security	Shares	Value

COMMON STOCKS (Cont.)

FINLAND (1.49%)
Amer Group Ltd. (a)	1,120	$21,288
Cargotec Corp. (b)	526	14,691
Elisa OYJ Class A (a)	2,046	32,052
Fortum OYJ	5,006	80,302
KCI Konecranes OYJ	208	8,876
Kesko OYJ Class B	882	22,146
Kone OYJ (b)	526	31,522
Metso Corp. (a)	1,458	31,808
Neste Oil OYJ (a) (b)	1,875	48,577
Nokia OYJ	67,343	1,129,174
Nokian Renkaat OYJ	1,360	24,796
Orion-Yhtyma OYJ Class B	1,088	20,996
Outokumpu OYJ (a)	1,366	17,612
Pohjola Group PLC Class D (a)	837	12,160
Rautaruukki OYJ (a)	1,201	17,957
Sampo OYJ Class A	5,956	92,873
Stora Enso OYJ Class R	9,013	115,445
TietoEnator OYJ	1,272	38,807
UPM-Kymmene OYJ (a)	7,724	148,401
Uponor OYJ	962	18,762
Wartsila OYJ Class B	1,041	30,070
YIT-Yhtyma OYJ	883	29,505

		1,987,820

FRANCE (9.28%)
Accor SA (a)	2,838	133,207
Air France-KLM (a)	1,977	30,062
Alcatel SA (a) (b)	17,799	195,444
Alstom (b)	62,666	62,211
Arcelor	7,380	144,919
Atos Origin SA (b)	805	51,068
Autoroutes du Sud de la France SA (a)	879	50,335
AXA (a)	20,844	521,603
BIC SA (a)	441	26,326
BNP Paribas SA (a)	11,584	795,170
Bouygues SA (a)	2,927	121,403
Business Objects SA (a) (b)	887	23,764
Cap Gemini SA (a) (b)	1,756	55,869
Carrefour SA (a)	8,131	394,736
CNP Assurances (a)	510	32,662
Compagnie de Saint-Gobain SA (a)	4,462	247,894
Compagnie Generale des Etablissements Michelin Class B (a)	2,075	126,484
Credit Agricole SA (a)	9,597	243,526
Dassault Systemes SA	806	39,080
Essilor International SA (a)	1,472	100,687
Etablissements Economiques du Casino Guichard-Perrachon SA (a)	552	38,794
European Aeronautic Defence and Space Co.	3,553	113,343
France Telecom SA (a)	21,419	626,491

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

FRANCE (Cont.)
Gecina SA (a)	133	$15,103
Groupe Danone (a)	3,523	310,074
Hermes International	130	26,236
Imerys SA (a)	434	29,923
Klepierre (a)	320	30,547
Lafarge SA (a)	2,493	227,418
Lagardere S.C.A. (a)	1,772	131,398
L’Air Liquide SA (a)	1,595	272,076
L’Oreal SA (a)	4,386	315,143
LVMH Moet Hennessy Louis Vuitton SA (a)	3,584	277,260
Neopost SA	459	40,426
PagesJaunes SA	1,808	42,267
Pernod-Ricard SA (a)	741	118,416
PPR (a)	956	98,725
PSA Peugeot Citroen (a)	2,308	136,859
Publicis Groupe (a)	2,093	61,903
Renault SA (a)	2,713	239,440
Safran SA (a)	2,411	50,000
Sanofi-Aventis (a)	15,355	1,262,229
Schneider Electric SA (a)	3,286	248,041
SCOR	9,397	18,885
Societe des Autoroutes du Nord et de l’Est de la France (b)	308	16,534
Societe des Autoroutes Paris-Rhin-Rhone	489	29,020
Societe Generale Class A (a)	4,827	491,756
Societe Television Francaise (a)	1,669	44,412
Sodexho Alliance SA (a)	1,368	42,414
STMicroelectronics NV	9,142	146,759
Suez SA (a)	11,929	323,931
Technip-Coflexip SA (a)	1,294	60,094
Thales/Ex Thomson CSF (a)	1,097	44,610
Thomson SA	3,738	89,603
Total SA (a)	8,300	1,952,403
Union du Credit Bail Immobilier (a)	636	81,694
Valeo SA (a)	1,039	46,667
Veolia Environment (a)	4,458	167,687
Vinci SA (a)	2,104	175,248
Vivendi Universal SA (a)	15,605	492,331
Zodiac SA (a)	551	29,611

		12,362,221

GERMANY (6.36%)
Adidas-Salomon AG	646	108,326
Allianz AG (a)	5,038	579,246
Altana AG (a)	991	56,784
BASF AG (a)	7,829	521,300
Bayer AG (a)	9,467	316,215
Bayerische Hypo-Und Vereinsbank AG (b)	8,224	214,162
Beiersdorf AG (a)	263	29,532

Security	Shares	Value

COMMON STOCKS (Cont.)

GERMANY (Cont.)
Celesio AG (a)	543	$42,723
Commerzbank AG	6,441	140,048
Continental AG (a)	1,895	136,710
DaimlerChrysler AG Registered (a)	12,504	508,333
Deutsche Bank AG (a)	7,053	552,540
Deutsche Boerse AG (a)	1,496	117,253
Deutsche Lufthansa AG (a)	3,175	39,053
Deutsche Post AG	7,189	168,149
Deutsche Telekom AG (a)	39,631	734,083
Douglas Holding AG (a)	411	14,878
E.ON AG (a)	9,061	808,247
Epcos AG (a) (b)	513	6,434
Fresenius Medical Care AG (a)	489	41,837
Heidelberger Druckmaschinen AG (b)	624	18,282
Heidelberger Zement AG (a)	1,045	75,263
Hochtief AG	857	30,088
Hypo Real Estate Holding AG	1,908	72,739
Infineon Technologies AG (b)	9,482	88,621
IVG Immobilien AG	924	17,171
Karstadtquelle AG (a) (b)	678	9,029
Linde AG (a)	1,311	88,595
MAN AG	2,140	88,942
Merck KGaA (a)	710	56,619
Metro AG	2,121	105,305
MLP AG (a)	946	17,695
Muenchener Rueckversicherungs-Gesellschaft AG (a)	2,682	286,122
Premiere AG (b)	644	22,298
Puma AG (a)	246	60,958
RWE AG (a)	6,111	394,920
SAP AG (a)	3,199	557,732
Schering AG (a)	2,427	149,498
Siemens AG (a)	11,661	851,843
Suedzucker AG (a)	1,169	23,422
ThyssenKrupp AG (a)	5,166	89,998
TUI AG (a)	2,341	58,071
Volkswagen AG (a)	3,238	148,258
Wincor Nixdorf AG	202	16,510

		8,463,832

GREECE (0.57%)
Alpha Bank AE	4,126	110,093
Bank of Piraeus	2,399	44,727
Coca-Cola Hellenic Bottling Co. SA	1,460	39,664
Cosmote Mobile Telecommunication SA	1,960	35,830
EFG Eurobank Ergasias	2,600	80,266
Emporiki Bank of Greece SA (b)	720	21,426
Folli-Follie SA	200	5,864
Germanos SA	440	14,745
Greek Organization of Football Prognostics	2,240	64,868

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

GREECE (Cont.)
Hellenic Copper & Aluminum Industry SA	1,670	$10,756
Hellenic Duty Free Shops SA	320	5,571
Hellenic Exchanges SA	640	4,711
Hellenic Petroleum SA	1,458	15,604
Hellenic Technodomiki Tev SA	1,414	7,121
Hellenic Telecommunications Organization SA (b)	3,440	66,801
Hyatt Regency SA	709	7,759
Intracom SA	1,000	5,085
National Bank of Greece SA	3,727	126,700
Public Power Corp.	1,764	44,079
Technical Olympic SA	1,340	8,079
Titan Cement Co. SA	1,080	33,367

		753,116

HONG KONG (1.73%)
ASM Pacific Technology Ltd. (a)	2,000	9,365
Bank of East Asia Ltd.	19,800	58,458
BOC Hong Kong Holdings Ltd. (a)	53,500	101,173
Cathay Pacific Airways Ltd.	15,000	27,305
Cheung Kong (Holdings) Ltd.	22,000	214,388
Cheung Kong Infrastructure Holdings Ltd.	7,000	20,847
CLP Holdings Ltd.	26,700	153,194
Esprit Holdings Ltd.	13,500	97,690
Giordano International Ltd.	22,000	15,142
Hang Lung Properties Ltd.	25,000	36,825
Hang Seng Bank Ltd.	11,000	150,001
Henderson Land Development Co. Ltd.	10,000	47,856
Hong Kong & China Gas Co. Ltd.	50,672	102,996
Hong Kong Exchanges & Clearing Ltd.	16,000	41,372
Hongkong Electric Holdings Ltd.	21,500	98,189
Hopewell Holdings Ltd.	9,000	23,098
Hutchison Telecommunications International Ltd. (b)	21,000	20,802
Hutchison Whampoa Ltd.	30,700	277,447
Hysan Development Co. Ltd.	12,000	24,931
Johnson Electric Holdings Ltd.	20,000	18,396
Kerry Properties Ltd.	7,000	15,579
Kingboard Chemicals Holdings Co. Ltd.	7,000	22,333
Li & Fung Ltd.	24,000	49,863
MTR Corp. Ltd.	18,500	35,699
New World Development Co. Ltd.	31,600	38,823
Noble Group Ltd.	12,000	10,312
Orient Overseas International Ltd.	4,400	19,245
PCCW Ltd.	50,118	31,270
SCMP Group Ltd.	14,000	6,124
Shangri-La Asia Ltd. (a)	14,108	21,779
Sino Land Co. Ltd. (a)	24,000	25,626
SmarTone Telecommunications Holdings Ltd.	5,500	6,050

Security	Shares	Value

COMMON STOCKS (Cont.)

HONG KONG (Cont.)
Solomon Systech International Ltd.	22,000	$7,783
Sun Hung Kai Properties Ltd.	19,000	187,597
Swire Pacific Ltd. Class A	13,500	119,399
Techtronic Industries Co.	14,500	36,654
Television Broadcasts Ltd.	4,000	22,590
Texwinca Holdings Ltd.	10,000	8,298
Wharf Holdings Ltd.	18,000	63,216
Wing Hang Bank Ltd.	3,000	19,586
Yue Yen Industrial (Holdings) Ltd.	7,000	21,432

		2,308,733

IRELAND (0.85%)
Allied Irish Banks PLC	12,751	273,235
Bank of Ireland	14,027	227,896
CRH PLC	7,797	207,196
DCC PLC	1,234	24,650
DEPFA Bank PLC	5,167	82,822
Elan Corp. PLC (b)	5,574	38,127
Fyffes PLC	3,720	11,124
Grafton Group PLC (b)	2,970	34,446
Greencore Group PLC	1,824	7,950
Iaws Group PLC	1,289	18,040
Independent News & Media PLC	7,490	23,123
Irish Life & Permanent PLC	4,047	70,896
Kerry Group PLC Class A	1,807	44,628
Kingspan Group PLC	1,726	20,394
Paddy Power PLC	834	14,247
Ryanair Holdings PLC (b)	3,664	28,345

		1,127,119

ITALY (3.81%)
Alleanza Assicurazioni SpA (a)	6,586	71,601
Arnoldo Mondadori Editore SpA (a)	1,769	16,865
Assicurazioni Generali SpA (a)	13,874	433,351
Autogrill SpA (a)	1,491	19,675
Autostrade SpA	4,092	108,789
Banca Antonveneta SpA (a)	3,365	108,771
Banca Fideuram SpA (a)	4,878	23,179
Banca Intesa SpA (a)	46,911	214,961
Banca Monte dei Paschi di Siena SpA (a)	15,262	53,906
Banca Nazionale del Lavoro SpA (a) (b)	19,522	67,476
Banca Popolare di Milano SCRL (a)	5,513	54,429
Banche Popolari Unite SCRL (a)	4,937	98,022
Banco Popolare di Verona e Novara SCRL (a)	5,527	94,213
Benetton Group SpA (a)	1,018	9,397
Bulgari SpA	1,904	21,357
Capitalia SpA (a)	20,904	117,173
Edison SpA (a) (b)	12,498	27,841
Enel SpA (a)	53,488	466,238

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ITALY (Cont.)
Eni SpA (a)	37,789	$974,917
Fiat SpA (a) (b)	7,058	51,354
Fineco SpA (a)	2,356	21,135
Finmeccanica SpA (a)	87,663	81,985
Gruppo Editoriale L’Espresso SpA (a)	2,305	12,613
Italcementi SpA (a)	1,048	16,380
Lottomatica SpA	426	13,894
Luxottica Group SpA (a)	1,976	40,979
Mediaset SpA (a)	11,914	140,487
Mediobanca SpA	6,780	127,145
Mediolanum SpA (a)	3,393	21,237
Pirelli & Co. SpA (a)	38,295	39,964
Riunione Adriatica di Sicurta SpA (a)	4,462	86,917
Sanpaolo IMI SpA (a)	16,191	222,675
Seat Pagine Gaille SpA (a) (b)	55,520	23,189
Snam Rete Gas SpA (a)	13,695	73,366
Telecom Italia Media SpA (a) (b)	33,055	15,927
Telecom Italia SpA (a)	156,469	488,727
Telecom Italia SpA RNC (a)	86,906	225,681
Terna SpA	16,997	44,087
Tiscali SpA (a) (b)	3,509	10,015
Unicredito Italiano SpA (a)	64,165	339,273

		5,079,191

JAPAN (21.25%)
Acom Co. Ltd.	1,050	67,372
Aderans Co. Ltd.	600	14,214
Advantest Corp. (a)	1,100	81,301
AEON Co. Ltd.	9,300	141,921
AEON Credit Service Co. Ltd.	400	25,052
AIFUL Corp.	975	72,766
Aisin Seiki Co. Ltd.	2,800	60,771
Ajinomoto Co. Inc.	9,000	100,307
Alfresa Holdings Corp.	300	13,401
All Nippon Airways Co. Ltd.	9,000	27,452
Alps Electric Co. Ltd. (a)	3,000	45,971
Amada Co. Ltd.	5,000	34,067
Amano Corp.	1,000	11,930
Anritsu Corp.	1,000	6,110
Aoyama Trading Co. Ltd.	700	17,656
Ariake Japan Co. Ltd. (a)	220	5,063
Asahi Breweries Ltd.	5,300	63,231
Asahi Glass Co. Ltd.	15,000	157,838
Asahi Kasei Corp.	18,000	85,768
Asatsu-DK Inc. (a)	400	11,154
Astellas Pharma Inc.	7,798	266,713
Autobacs Seven Co. Ltd. (a)	400	13,464
Bandai Co. Ltd.	1,200	24,258
Bank of Fukuoka Ltd. (a)	8,000	47,433
Bank of Kyoto Ltd. (The)	4,000	34,040
Bank of Yokohama Ltd.	17,000	98,340

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Benesse Corp.	1,000	$32,127
Bridgestone Corp.	10,000	192,672
Canon Inc. (a)	10,900	574,461
Canon Sales Co. Inc.	1,000	16,876
Casio Computer Co. Ltd.	3,000	39,256
Central Glass Co. Ltd.	3,000	18,762
Central Japan Railway Co. (a)	14	108,275
Chiba Bank Ltd. (The)	10,000	65,969
Chiyoda Corp.	2,000	24,817
Chubu Electric Power Co. Inc. (a)	8,500	204,043
Chugai Pharmaceutical Co. Ltd.	3,800	58,710
Circle K Sunkus Co. Ltd.	600	13,510
Citizen Watch Co. Ltd. (a)	3,600	32,618
Coca Cola West Japan Co. Ltd. (a)	500	11,258
COMSYS Holdings Corp.	2,000	18,500
Credit Saison Co. Ltd.	2,200	73,261
CSK Corp. (a)	900	35,412
Dai Nippon Printing Co. Ltd.	9,000	145,140
Daicel Chemical Industries Ltd.	4,000	21,081
Daido Steel Co. Ltd.	5,000	22,561
Daiichi Pharmaceutical Co. Ltd.	3,400	75,327
Daikin Industries Ltd.	3,400	85,146
Daimaru Inc. (The) (a)	3,000	26,640
Dainippon Ink & Chemical Inc.	9,000	28,833
Dainippon Screen Manufacturing Co. Ltd.	3,000	20,224
Daito Trust Construction Co. Ltd.	1,200	44,942
Daiwa House Industry Co. Ltd.	7,000	80,291
Daiwa Securities Group Inc.	18,000	111,434
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	21,605
Denso Corp.	7,800	177,737
DENTSU Inc.	27	66,763
Dowa Mining Co. Ltd.	4,000	26,712
E*Trade Securities Co. Ltd. (a)	7	21,289
eAccess Ltd.	18	12,134
East Japan Railway Co.	50	257,197
Ebara Corp. (a)	4,000	15,414
Eisai Co. Ltd.	3,800	127,913
Electric Power Development Co.	2,100	60,834
Elpida Memory Inc. (b)	500	16,154
FamilyMart Co. Ltd.	800	22,958
Fanuc Ltd.	2,600	165,418
Fast Retailing Co. Ltd.	800	41,585
Fuji Electric Holdings Co. Ltd.	7,000	21,352
Fuji Photo Film Co. Ltd.	7,000	225,521
Fuji Soft ABC Inc.	400	12,779
Fuji Television Network Inc.	8	15,522
Fujikura Ltd.	5,000	24,456
Fujitsu Ltd.	25,000	131,306
Furukawa Electric Co. Ltd. (b)	8,000	31,044
Glory Ltd.	800	12,822

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Goodwill Group Inc. (The) (a)	6	$10,992
Gunma Bank Ltd.	5,000	30,097
Gunze Ltd.	3,000	13,483
Hakuhodo DY Holdings Inc.	300	21,063
Hankyu Department Stores Inc. (a)	2,000	12,670
Heavy Industries Co. Ltd. (a) (b)	17,000	24,700
Hikari Tsushin Inc.	400	28,806
Hino Motors Ltd.	4,000	23,211
Hirose Electric Co. Ltd.	400	44,075
Hitachi Cable Ltd.	2,000	8,790
Hitachi Chemical Co. Ltd.	1,600	29,384
Hitachi Construction Machinery Co. Ltd.	1,300	15,521
Hitachi Credit Corp.	700	13,866
Hitachi Ltd.	46,000	279,794
Hitachi Software Engineering Co. Ltd.	400	6,804
Hokkaido Electric Power Co. Inc.	2,400	49,165
Honda Motor Co. Ltd.	11,500	567,684
House Foods Corp.	800	11,840
Hoya Corp.	1,500	173,270
Ibiden Co. Ltd.	1,300	34,140
Index Corp.	6	18,247
INPEX Corp.	6	34,004
Isetan Co. Ltd.	2,500	31,428
Ishihara Sangyo Kaisha Ltd.	4,000	8,844
Ito En Ltd.	400	20,540
Itochu Corp.	22,000	111,380
Itochu Techno-Science Corp.	400	14,042
Ito-Yokado Co. Ltd.	4,900	162,729
JAFCO Co. Ltd. (a)	500	26,622
Japan Airlines System Corp. (a)	9,000	24,285
Japan Prime Realty Investment Corp.	6	17,760
Japan Real Estate Investment Corp.	5	42,505
Japan Retail Fund Investment Corp.	3	25,747
Japan Tobacco Inc.	13	173,631
JFE Holdings Inc.	8,000	197,816
JGC Corp.	3,000	36,928
Joyo Bank Ltd.	10,000	48,913
JS Group Corp.	3,500	59,318
JSR Corp.	2,500	52,793
Kajima Corp.	12,000	44,400
Kaken Pharmaceutical Co. Ltd. (a)	1,000	6,877
Kamigumi Co. Ltd.	4,000	30,900
Kaneka Corp.	4,000	44,942
Kansai Electric Power Co. Inc.	11,100	223,382
Kansai Paint Co. Ltd. (a)	3,000	19,330
Kao Corp.	8,000	188,792
Katokichi Co. Ltd.	1,800	12,264
Kawasaki Heavy Industries Ltd. (a)	16,000	30,755
Kawasaki Kisen Kaisha Ltd. (a)	7,000	41,567
KDDI Corp.	37	171,293

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Keihin Electric Express Railway Co. Ltd. (a)	6,000	$36,711
Keio Corp.	9,000	48,651
Keisei Electric Railway Co. Ltd.	3,000	15,026
Keyence Corp.	450	100,957
Kikkoman Corp.	2,000	17,706
Kinden Corp.	2,000	14,800
Kintetsu Corp. (a)	21,000	64,056
Kirin Brewery Co. Ltd. (a)	11,000	106,615
Kobe Steel Ltd. (a)	37,000	69,786
Kokuhoku Financial Group Inc.	15,000	46,025
Kokuyo Co. Ltd.	900	12,151
Komatsu Ltd.	13,000	101,011
Komori Corp.	1,000	15,134
Konami Co. Ltd. (a)	1,200	25,341
Konica Minolta Holdings Inc.	6,500	60,771
Kose Corp.	400	13,825
Koyo Seiko Co. Ltd.	2,000	26,803
Kubota Corp.	15,000	82,303
Kuraray Co. Ltd.	5,000	47,424
Kurita Water Industries Ltd.	1,400	21,642
Kyocera Corp.	2,300	176,013
Kyowa Hakko Kogyo Co. Ltd.	5,000	32,443
Kyushu Electric Power Co. Inc.	5,600	121,794
Lawson Inc.	800	27,940
Leopalace21 Corp.	1,700	28,275
Mabuchi Motor Co. Ltd.	400	23,067
Makita Corp.	2,000	39,347
Marubeni Corp.	19,000	65,328
Marui Co. Ltd.	4,300	58,014
Matsui Securities Co. Ltd.	1,500	16,136
Matsumotokiyoshi Co. Ltd.	500	13,627
Matsushita Electric Industrial Co. Ltd.	30,000	455,645
Matsushita Electric Works Ltd.	4,400	36,690
Mediceo Holdings Co. Ltd. (a)	1,800	24,025
Meiji Dairies Corp.	4,000	22,886
Meiji Seika Kaisha Ltd.	4,000	19,746
Meitec Corp.	400	12,309
Millea Holdings Inc.	22	295,822
Minebea Co. Ltd.	5,000	20,215
Mitsubishi Chemical Corp.	25,000	73,324
Mitsubishi Corp.	17,100	232,712
Mitsubishi Electric Corp.	28,000	148,579
Mitsubishi Estate Co. Ltd. (a)	16,000	176,302
Mitsubishi Gas Chemical Co. Inc.	5,000	25,629
Mitsubishi Heavy Industries Ltd.	44,000	115,152
Mitsubishi Logistics Corp. (a)	2,000	20,486
Mitsubishi Materials Corp.	13,000	30,737
Mitsubishi Rayon Co.	8,000	33,210
Mitsubishi Securities Co. Ltd.	3,000	26,613
Mitsubishi Tokyo Financial Group Inc.	71	602,933

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Mitsui & Co. Ltd.	21,000	$198,989
Mitsui Chemicals Inc.	9,000	52,874
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	9,000	17,625
Mitsui Fudosan Co. Ltd.	11,000	123,590
Mitsui Mining & Smelting Co. Ltd.	8,000	37,614
Mitsui O.S.K. Lines Ltd.	15,000	92,726
Mitsui Sumitomo Insurance Co. Ltd.	18,000	162,278
Mitsui Trust Holdings Inc.	8,000	82,303
Mitsukoshi Ltd.	6,000	27,073
Mitsumi Electric Co. Ltd.	900	9,283
Mizuho Financial Group Inc.	122	552,694
Murata Manufacturing Co. Ltd.	3,100	158,063
Namco Ltd.	1,000	13,320
NEC Corp.	27,000	146,196
NEC Electronics Corp.	500	22,561
Net One Systems Co. Ltd.	9	23,229
NGK Insulators Ltd.	4,000	39,022
NGK Spark Plug Co. Ltd.	3,000	34,627
NHK Spring Co. Ltd. (a)	2,000	16,876
Nichii Gakkan Co.	250	6,092
Nichirei Corp.	3,000	11,696
Nidec Corp.	800	84,758
Nikko Cordial Corp.	22,000	96,887
Nikon Corp. (a)	4,000	45,339
Nintendo Co. Ltd.	1,400	146,557
Nippon Building Fund Inc.	4	36,098
Nippon Electric Glass Co. Ltd.	3,000	45,375
Nippon Express Co. Ltd.	11,000	47,848
Nippon Kayaku Co. Ltd. (a)	2,000	12,039
Nippon Light Metal Co. Ltd. (a)	6,000	14,241
Nippon Meat Packers Inc.	3,000	34,898
Nippon Mining Holdings Inc.	11,000	62,440
Nippon Oil Corp.	19,000	129,113
Nippon Paper Group Inc.	14	51,421
Nippon Sheet Glass Co. Ltd.	5,000	19,583
Nippon Shokubai Co. Ltd.	2,000	16,352
Nippon Steel Corp.	89,000	207,220
Nippon Telegraph & Telephone Corp.	75	321,496
Nippon Yusen Kabushiki Kaisha	15,000	86,364
Nishimatsu Construction Co. Ltd. (a)	4,000	14,439
Nishi-Nippon City Bank Ltd. (The)	7,000	30,575
Nissan Chemical Industries Ltd.	3,000	32,326
Nissan Motor Co. Ltd.	32,900	326,001
Nisshin Seifun Group Inc.	3,000	31,161
Nisshin Steel Co. Ltd.	12,000	30,214
Nisshinbo Industries Inc.	2,000	16,388
Nissin Food Products Co. Ltd.	1,400	35,944
Nitori Co. Ltd.	250	17,936
Nitto Denko Corp.	2,400	137,749
NOK Corp.	1,400	39,166
Nomura Holdings Inc.	25,500	305,374

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Nomura Real Estate Office Fund Inc.	3	$22,796
Nomura Research Institute Ltd.	300	29,997
NSK Ltd. (a)	6,000	30,810
NTN Corp.	6,000	32,271
NTT Data Corp. (a)	20	68,405
NTT DoCoMo Inc.	254	375,923
NTT Urban Development Corp.	4	16,425
Obayashi Corp.	9,000	48,488
OBIC Co. Ltd.	100	16,993
Odakyu Electric Railway Co. Ltd. (a)	9,000	47,595
Oji Paper Co. Ltd.	12,000	62,702
Oki Electric Industry Co. Ltd.	7,000	24,700
Okumura Corp.	3,000	16,975
Olympus Corp.	3,000	57,666
Omron Corp.	3,200	70,607
Onward Kashiyama Co. Ltd.	2,000	25,341
Oracle Corp. Japan (a)	400	15,125
Oriental Land Co. Ltd.	700	41,567
ORIX Corp.	1,200	180,200
Osaka Gas Co. Ltd.	29,000	91,337
Pioneer Corp.	2,100	31,819
Promise Co. Ltd.	1,350	86,621
Q.P. Corp.	1,200	10,039
Rakuten Inc. (a)	60	48,136
Resona Holdings Inc. (a) (b)	65,000	121,424
Ricoh Corp. Ltd.	10,000	156,394
Rinnai Corp. (a)	400	9,873
Rohm Co. Ltd.	1,600	154,499
Ryohin Keikaku Co. Ltd.	300	14,836
Sanden Corp.	1,000	4,214
Sanken Electric Co. Ltd.	2,000	26,117
Sankyo Co. Ltd.	5,800	111,488
Sankyo Co. Ltd. Gunma	700	32,596
Santen Pharmaceutical Co. Ltd.	1,000	22,697
Sanwa Shutter Corp.	2,000	11,533
Sanyo Electric Co. Ltd. (a)	24,000	61,294
Sapporo Breweries Ltd. (a)	5,000	24,140
SBI Holdings Inc.	70	23,594
Secom Co. Ltd.	3,000	129,140
Sega Sammy Holdings Inc.	963	59,096
Seiko Epson Corp.	1,600	53,425
Seino Transportation Co. Ltd.	2,000	18,085
Sekisui Chemical Co. Ltd.	7,000	48,263
Sekisui House Ltd. (a)	7,000	70,815
Seven-Eleven Japan Co. Ltd.	5,400	150,095
77 Bank Ltd. (The)	5,000	30,819
SFCG Co. Ltd.	80	18,735
Sharp Corp.	14,000	219,078
Shimachu Co. Ltd.	600	15,107
Shimamura Co. Ltd.	300	25,341
Shimano Inc.	1,000	28,427
Shimizu Corp.	8,000	37,325
Shin-Etsu Chemical Co. Ltd.	5,300	201,363

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Shinko Securities Co. Ltd.	7,000	$22,236
Shinsei Bank Ltd.	14,000	75,553
Shionogi & Co. Ltd.	5,000	64,570
Shiseido Co. Ltd.	5,000	63,171
Shizuoka Bank Ltd.	8,000	68,802
Showa Denko K.K.	14,000	33,228
Showa Shell Sekiyu K.K. (a)	2,500	25,043
Skylark Co. (a)	1,200	18,280
SMC Corp.	800	87,357
Softbank Corp. (a)	3,600	141,323
Sojitz Holdings Corp. (a) (b)	2,900	12,536
Sompo Japan Insurance Inc.	12,000	121,289
Sony Corp.	13,400	461,944
Stanley Electric Co. Ltd.	2,200	35,737
Sumitomo Bakelite Co. Ltd. (a)	3,000	19,439
Sumitomo Chemical Co. Ltd.	22,000	101,254
Sumitomo Corp.	15,000	120,341
Sumitomo Electric Industries Ltd.	11,000	112,770
Sumitomo Heavy Industries Ltd.	8,000	38,480
Sumitomo Metal Industries Ltd.	60,000	102,879
Sumitomo Metal Mining Co. Ltd.	8,000	54,941
Sumitomo Mitsui Financial Group Inc.	59	399,332
Sumitomo Osaka Cement Co. Ltd.	5,000	13,311
Sumitomo Realty & Development Co. Ltd.	6,000	67,359
Sumitomo Rubber Industries Inc.	2,000	20,431
Sumitomo Trust & Banking Co. Ltd. (The)	18,000	109,647
Suruga Bank Ltd. (The)	3,000	24,474
Suzuken Co. Ltd.	880	22,197
T&D Holdings Inc.	3,300	155,455
Taiheiyo Cement Corp.	12,000	32,055
Taisei Corp.	12,000	40,502
Taisho Pharmaceutical Co. Ltd.	3,000	58,478
Taiyo Nippon Sanso Corp.	4,000	20,359
Taiyo Yuden Co. Ltd.	2,000	22,200
Takara Holdings Inc. (a)	3,000	18,708
Takashimaya Co. Ltd.	4,000	35,845
Takeda Pharmaceutical Co. Ltd.	12,900	640,285
Takefuji Corp.	1,660	112,354
Takuma Co. Ltd. (a)	1,000	7,102
Tanabe Seiyaku Co. Ltd.	3,000	28,969
TDK Corp.	1,700	115,982
Teijin Ltd.	12,000	55,771
Teikoku Oil Co. Ltd. (a)	3,000	22,363
Terumo Corp.	2,500	72,196
THK Co. Ltd. (a)	1,400	28,932
TIS Inc.	500	17,101
Tobu Railway Co. Ltd.	10,000	36,278
Toda Corp.	3,000	12,833
Toho Co. Ltd.	1,800	25,990

Security	Shares	Value

COMMON STOCKS (Cont.)

JAPAN (Cont.)
Tohoku Electric Power Co. Inc.	6,500	$138,728
Tokuyama Corp.	3,000	21,388
Tokyo Broadcasting System	700	11,598
Tokyo Electric Power Co. Inc. (The)	16,700	398,624
Tokyo Electron Ltd.	2,400	127,137
Tokyo Gas Co. Ltd.	32,000	119,845
Tokyo Steel Manufacturing Co. Ltd.	1,500	18,992
Tokyo Style Co. Ltd.	1,000	9,999
Tokyo Tatemono Co. Ltd.	3,000	20,170
Tokyu Corp.	13,000	58,424
Tokyu Land Corp.	5,000	23,599
TonenGeneral Sekiyu K.K.	4,000	43,317
Toppan Printing Co. Ltd.	8,000	84,830
Toray Industries Inc.	19,000	90,190
Toshiba Corp. (a)	42,000	167,530
Tosoh Corp.	7,000	29,122
TOTO Ltd.	4,000	31,658
Toyo Seikan Kaisha Ltd.	2,200	34,804
Toyo Suisan Kaisha Ltd.	1,000	15,666
Toyobo Co. Ltd.	8,000	18,699
Toyoda Gosei Co. Ltd. (a)	900	14,506
Toyota Industries Corp.	2,800	76,563
Toyota Motor Corp.	41,900	1,501,155
Toyota Tsusho Corp.	2,000	32,687
Trend Micro Inc.	1,500	53,470
Ube Industries Ltd.	14,000	28,553
UFJ Holdings Inc. (b)	56	292,104
Uni-Charm Corp. (a)	600	24,149
Uniden Corp.	1,000	15,847
Uny Co. Ltd.	3,000	34,140
Ushio Inc.	2,000	35,647
USS Co. Ltd.	350	22,331
Wacoal Corp.	2,000	25,341
West Japan Railway Co.	25	85,732
World Co. Ltd.	500	17,507
Yahoo! Japan Corp.	57	119,854
Yakult Honsha Co. Ltd. (a)	2,000	36,098
Yamada Denki Co. Ltd. (a)	1,200	69,091
Yamaha Corp.	2,400	37,470
Yamaha Motor Co. Ltd.	2,600	47,748
Yamato Transport Co. Ltd.	6,000	83,386
Yamazaki Baking Co. Ltd.	2,000	17,273
Yaskawa Electric Corp. (b)	3,000	17,868
Yokogawa Electric Corp.	3,000	37,118
Zeon Corp.	3,000	25,963

		28,291,367

NETHERLANDS (4.83%)
ABN AMRO Holding NV	25,418	626,216
Aegon NV	20,201	261,927
Akzo Nobel NV	4,023	158,679

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

NETHERLANDS (Cont.)
ASML Holding NV (a) (b)	7,049	$111,111
Burhmann NV	1,538	15,212
Corio NV	662	37,003
DSM NV	1,122	76,883
Euronext NV (a)	1,412	47,847
Getronics NV	1,757	20,762
Hagemeyer NV (a) (b)	7,243	17,187
Heineken NV	3,461	107,014
IHC Caland NV	500	34,322
ING Groep NV	27,219	770,104
Koninklijke Ahold NV (b)	22,260	183,254
Koninklijke KPN NV	30,520	256,426
Koninklijke Philips Electronics NV NYS	19,097	483,203
Oce NV (a)	1,230	18,137
QIAGEN NV (a) (b)	2,043	23,917
Randstad Holding NV	699	24,169
Reed Elsevier NV (a)	10,127	141,238
Rodamco Europe NV	645	52,904
Royal Dutch Petroleum Co. (a)	30,106	1,968,183
Royal Numico NV (b)	2,148	86,024
TNT Post Group NV	5,397	136,885
Unilever NV CVA	8,271	537,213
Vedior NV	2,456	34,669
VNU NV	3,421	95,548
Wereldhave NV	263	28,067
Wolters Kluwer NV CVA	4,046	77,491

		6,431,595

NEW ZEALAND (0.24%)
Auckland International Airport Ltd.	12,792	21,273
Carter Holt Harvey Ltd.	8,370	13,278
Contact Energy Ltd. (a)	3,680	19,716
Fisher & Paykel Appliances Holdings	2,401	5,597
Fisher & Paykel Healthcare Corp Ltd.	6,712	15,225
Fletcher Building Ltd.	6,357	30,564
Kiwi Income Property Trust	6,353	4,862
Lion Nathan Ltd.	4,316	24,937
NGC Holdings Ltd.	3,508	9,275
Sky City Entertainment Group Ltd. (a)	5,666	17,662
Sky Network Television Ltd. (b)	3,715	14,734
Telecom Corp. of New Zealand Ltd. (a)	27,924	116,771
Tower Ltd. (b)	4,553	6,811
Warehouse Group Ltd. (The)	2,278	6,340
Waste Management NZ Ltd.	2,027	9,492

		316,537

NORWAY (0.69%)
DNB NOR ASA	9,828	102,597
Frontline Ltd. (a)	722	28,934
Norsk Hydro ASA	2,110	193,643
Norske Skogindustrier ASA (a)	1,527	25,167

Security	Shares	Value

COMMON STOCKS (Cont.)

NORWAY (Cont.)
Orkla ASA (a)	2,876	$106,017
Petroleum Geo-Services ASA (b)	777	18,718
ProSafe ASA	405	12,173
Schibsted ASA (a)	662	18,226
Smedvig ASA Class A	613	12,424
Statoil ASA (a)	9,474	193,456
Storebrand ASA	3,208	30,054
Tandberg ASA (a)	1,880	20,129
Tandberg Television ASA (b)	819	10,178
Telenor ASA (a)	11,118	88,855
Tomra Systems ASA (a)	2,145	8,858
Yara International ASA	3,074	48,900

		918,329

PORTUGAL (0.29%)
Banco Comercial Portugues SA Class R (a)	27,801	71,353
Banco Espirito Santo e Comercial de Lisboa SA	2,040	31,835
BPI-SPGS SA Registered	4,836	18,442
Brisa-Auto Estradas de Portugal SA (a)	4,821	37,879
CIMPOR-Cimentos de Portugal SGPS SA (a)	2,953	16,588
Energias de Portugal SA	24,874	62,637
Jeronimo Martins SGPS SA	651	9,339
Portugal Telecom SGPS SA (a)	10,798	102,489
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,318	13,866
Sonae SGPS SA	11,939	16,478

		380,906

SINGAPORE (0.87%)
Allgreen Properties Ltd.	6,000	4,125
Ascendas Real Estate Investment Trust	18,000	23,576
Capitaland Ltd. (a)	12,000	16,926
CapitaMall Trust	7,000	9,874
Chartered Semiconductor Manufacturing Ltd. (a) (b)	18,000	14,188
City Developments Ltd.	7,000	31,115
ComfortDelGro Corp. Ltd.	30,000	30,048
Cosco Corp. Singapore Ltd.	4,000	4,599
Creative Technology Ltd.	650	4,276
Datacraft Asia Ltd. (b)	4,000	4,440
DBS Group Holdings Ltd.	16,652	141,127
Fraser & Neave Ltd.	2,760	25,681
Haw Par Corp. Ltd.	2,792	8,522
Jardine Cycle & Carriage Ltd.	2,004	15,796
Keppel Corp. Ltd. (a)	8,000	59,266
Keppel Land Ltd.	6,000	8,890

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SINGAPORE (Cont.)
Neptune Orient Lines Ltd.	6,000	$13,442
Olam International Ltd. (b)	9,000	4,694
Oversea-Chinese Banking Corp. Ltd.	18,420	126,635
Parkway Holdings Ltd.	10,000	11,142
SembCorp Industries Ltd.	12,220	19,337
SembCorp Logistics Ltd.	4,200	4,281
SembCorp Marine Ltd.	12,000	18,704
Singapore Airlines Ltd.	8,000	53,103
Singapore Exchange Ltd.	13,000	16,257
Singapore Land Ltd.	2,000	6,697
Singapore Petroleum Co. Ltd.	2,000	5,879
Singapore Post Ltd.	15,000	8,845
Singapore Press Holdings Ltd.	22,000	56,066
Singapore Technologies Engineering Ltd.	17,000	24,382
Singapore Telecommunications Ltd.	96,000	157,601
SMRT Corp. Ltd.	17,000	11,889
STATS ChipPAC Ltd. (b)	16,000	11,474
Suntec Real Estate Investment Trust	10,000	7,230
United Overseas Bank Ltd.	16,392	137,952
United Overseas Land Ltd. (a)	5,639	7,620
Venture Corp. Ltd.	4,000	37,930
Want Want Holdings Ltd.	4,000	5,080
Wing Tai Holdings Ltd.	8,000	4,718

		1,153,407

SPAIN (3.87%)
Abertis Infraestructuras SA (a)	3,202	81,678
Acciona SA	489	48,545
Acerinox SA	2,997	40,891
Actividades de Construcciones y Servicios SA (a)	3,859	108,108
Altadis SA	3,852	161,681
Amadeus Global Travel Distribution SA Class A	4,476	39,178
Antena 3 de Television SA	1,176	23,548
Banco Bilbao Vizcaya Argentaria SA	48,888	755,217
Banco Popular Espanol SA (a)	12,610	152,510
Banco Santander Central Hispano SA (a)	86,194	1,000,724
Cintra Concesiones de Infraestructuras de Transporte SA (b)	2,827	33,233
Corporacion Mapfre SA (a)	1,394	20,876
Ebro Puleva SA	1,129	20,092
Endesa SA (a)	13,662	321,039
Fomento de Construcciones y Contratas SA	661	37,283
Gamesa Corp. Tecnologica SA (a)	1,414	19,190
Gas Natural SDG SA (a)	2,543	75,058
Grupo Ferrovial SA (a)	879	56,720
Iberdrola SA (a)	11,536	304,739

Security	Shares	Value

COMMON STOCKS (Cont.)

SPAIN (Cont.)
Iberia Lineas Aereas de Espana SA (a)	5,885	$16,885
Indra Sistemas SA	1,873	37,120
Industria de Diseno Textil SA (a)	3,260	83,986
Inmobiliaria Colonial	419	22,320
Metrovacesa SA (a)	573	33,797
Metrovacesa SA New (a)	28	1,656
Metrovacesa SA Rights (a) (b)	601	3,260
NH Hoteles SA (a)	1,022	14,043
Promotora de Informaciones SA	1,117	21,677
Repsol YPF SA (a)	13,184	337,739
Sacyr Vallehermoso SA	1,430	33,742
Sacyr Vallehermoso SA Rights (b)	1,430	1,056
Sociedad General de Aguas de Barcelona SA Class A (a)	818	17,647
Sogecable SA (a) (b)	549	19,534
Telefonica Publicidad e Informacion SA (a)	2,123	18,583
Telefonica SA (a)	65,553	1,074,558
Union Fenosa SA (a)	3,186	97,238
Zeltia SA (a)	3,034	20,569

		5,155,720

SWEDEN (2.34%)
Alfa Laval AB (a)	1,238	17,915
ASSA Abloy AB Class B	4,181	53,809
Atlas Copco AB Class A	5,006	79,491
Atlas Copco AB Class B	2,895	41,707
Axfood AB	402	10,090
Billerud AB (a)	843	10,094
Capio AB (b)	1,035	15,242
Castellum AB	491	19,995
D Carnegie & Co. AB	700	8,292
Electrolux AB Class B (a)	4,134	88,144
Elekta AB Class B (b)	373	15,476
Eniro AB (a)	2,294	26,145
Fabege AB	1,086	23,642
Gambro AB Class A (a)	2,436	32,599
Gambro AB Class B (a)	1,242	16,621
Getinge AB (a)	2,617	35,691
Hennes & Mauritz AB Class B (a)	6,909	243,307
Hoganas AB Class B (a)	301	8,075
Holmen AB Class B	780	21,076
Lundin Petroleum AB (b)	2,310	19,820
Modern Times Group AB Class B (b)	727	22,297
Nordea AB (a)	30,885	280,810
OM AB (a) (b)	974	11,101
Oriflame Cosmetics SA	400	9,118
Sandvik AB (a)	2,958	110,040
SAS AB (a) (b)	1,227	10,567
Scania AB Class B (a)	1,313	48,424
Securitas AB Class B (a)	4,232	70,723

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SWEDEN (Cont.)
Skandia Forsakrings AB (a)	14,731	$80,928
Skandinaviska Enskilda Banken AB Class A (a)	6,886	114,635
Skanska AB Class B (a)	5,698	70,414
SKF AB (a)	5,579	57,155
SSAB Svenskt Stal AB Series A	850	19,593
SSAB Svenskt Stal AB Series B	547	12,048
Svenska Cellulosa AB Class B (a)	2,933	93,899
Svenska Handelsbanken AB Class A (a)	7,477	152,720
Swedish Match AB	5,142	58,440
Tele2 AB Class B (a)	4,248	39,983
Telefonaktiebolaget LM Ericsson Class B (a)	215,584	692,943
Telelogic AB (b)	3,317	6,372
TeliaSonera AB (a)	27,977	133,634
Trelleborg AB Class B (a)	1,248	18,539
Volvo AB Class A (a)	1,344	53,010
Volvo AB Class B (a)	3,370	137,235
Wihlborgs Fastigheter AB (b)	217	5,280
WM-Data AB Class B (a)	5,077	12,808

		3,109,947

SWITZERLAND (6.58%)
ABB Ltd. (b)	28,609	187,585
Adecco SA	1,977	90,123
Ciba Specialty Chemicals AG	921	53,703
Clariant AG Registered (b)	3,262	43,414
Compagnie Financiere Richemont AG	7,156	240,749
Credit Suisse Group	17,593	694,189
Geberit AG Registered	56	35,844
Givaudan SA Registered (a)	100	58,192
Holcim Ltd.	2,635	160,432
Kudelski SA Bearer (b)	497	18,195
Kuoni Reisen Holding AG (b)	38	15,439
Logitech International SA (b)	1,154	37,112
Lonza Group AG Registered	532	29,463
Micronas Semiconductor Holdings AG (b)	502	19,005
Nestle SA	5,866	1,501,872
Nobel Biocare Holding AG	78	15,830
Nobel Biocare Holding AG (Sweden Shares) (b)	252	50,794
Novartis AG	34,239	1,631,638
Phonak Holding AG	687	25,794
PSP Swiss Property AG (b)	541	23,480
Rieter Holding AG	62	17,181
Roche Holding AG Genusschein	10,192	1,290,409
Schindler Holding AG Certificates of Participation	75	27,106
Serono SA (a)	93	59,454

Security	Shares	Value

COMMON STOCKS (Cont.)

SWITZERLAND (Cont.)
SIG Holding AG	93	$21,070
Societe Generale de Surveillance Holding SA	62	42,613
Straumann Holding AG	119	24,801
Sulzer AG Registered	51	21,059
Swatch Group AG (The) Class B (a)	468	65,756
Swatch Group AG (The) Registered	1,009	28,866
Swiss Re (a)	4,666	287,004
Swisscom AG	334	108,978
Syngenta AG (b)	1,570	161,645
Synthes Inc.	675	74,134
UBS AG Registered	15,536	1,212,708
Unaxis Holding AG Class R (a) (b)	97	13,326
Valora Holding AG (b)	58	13,141
Zurich Financial Services AG (b)	2,087	359,698

		8,761,802

UNITED KINGDOM (24.44%)
Aegis Group PLC	15,694	27,990
Aggreko PLC	4,131	13,736
Alliance Unichem PLC	3,524	53,659
AMEC PLC	4,853	28,706
AMVESCAP PLC	10,809	64,517
Anglo American PLC	20,598	483,294
ARM Holdings PLC	20,557	41,730
Arriva PLC	2,835	27,695
Associated British Ports Holdings PLC	4,120	36,408
AstraZeneca PLC	23,698	981,655
Aviva PLC	34,268	382,055
BAA PLC	15,778	175,344
BAE Systems PLC	46,712	240,302
Balfour Beatty PLC	6,390	37,883
Barclays PLC (c)	93,740	933,375
Barratt Developments PLC	3,400	43,666
BBA Group PLC	5,973	33,029
Bellway PLC	1,627	25,168
Berkeley Group Holdings PLC	1,551	25,438
BG Group PLC	51,343	422,417
BHP Billiton PLC	35,977	459,147
BOC Group PLC	7,510	135,151
Boots Group PLC	11,145	121,659
Bovis Homes Group PLC	1,750	22,271
BP PLC	311,010	3,238,900
BPB PLC	7,007	66,441
Brambles Industries PLC	10,855	59,539
Britannic Group PLC	2,834	25,831
British Airways PLC (b)	7,855	37,100
British American Tobacco PLC	23,322	449,806
British Land Co. PLC	7,568	118,832
British Sky Broadcasting Group PLC	17,769	168,009
Brixton PLC	3,680	23,499

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
BT Group PLC	124,168	$511,899
Bunzl PLC	5,129	47,898
Cable & Wireless PLC	33,968	90,720
Cadbury Schweppes PLC	30,011	286,718
Capita Group PLC	9,376	61,846
Carnival PLC	2,457	139,476
Cattles PLC	4,859	26,825
Centrica PLC	53,752	223,286
Close Brothers Group PLC	1,821	24,040
Cobham PLC	1,623	41,164
Compass Group PLC	31,189	131,097
Cookson Group PLC (b)	2,731	14,955
Corus Group PLC (b)	62,375	46,958
Daily Mail and General Trust PLC Class A	4,164	49,074
Davis Service Group PLC (The)	2,800	22,761
De La Rue PLC	2,459	17,895
Diageo PLC	43,702	644,686
Dixons Group PLC	28,268	79,550
Eircom Group PLC	7,244	16,137
Electrocomponents PLC	5,712	24,624
EMAP PLC	3,591	50,077
EMI Group PLC	11,954	54,424
Enterprise Inns PLC	5,182	77,466
Exel PLC	4,600	70,002
First Choice Holidays PLC	7,204	24,663
FirstGroup PLC	5,780	34,111
FKI PLC	6,964	12,139
Friends Provident PLC	27,585	89,989
Gallaher Group PLC	9,440	140,273
George Wimpey PLC	5,627	44,278
GKN PLC	11,565	53,483
GlaxoSmithKline PLC	85,062	2,059,861
Great Portland Estates PLC	2,365	14,816
Group 4 Securicor PLC (b)	16,107	42,440
GUS PLC	14,439	227,884
Hammerson PLC	3,789	60,411
Hanson PLC	11,096	106,705
Hays PLC	25,150	58,379
HBOS PLC	57,031	879,648
Hilton Group PLC	23,591	121,043
HMV Group PLC	6,211	26,329
HSBC Holdings PLC	162,547	2,593,081
ICAP PLC	6,833	36,376
IMI PLC	5,051	37,754
Imperial Chemical Industries PLC	17,327	78,887
Imperial Tobacco Group PLC	10,586	285,192
Inchcape PLC	1,092	40,263
Intercontinental Hotels Group PLC	6,739	85,103
International Power PLC (b)	21,544	79,550
Intertek Testing Services Ltd.	2,025	25,481

Security	Shares	Value

COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Invensys PLC (b)	76,382	$14,376
iSOFT Group PLC	2,868	21,565
ITV PLC	60,438	133,248
J Sainsbury PLC	19,329	98,828
Johnson Matthey PLC	3,120	59,671
Kelda Group PLC	5,201	65,118
Kesa Electricals PLC	7,775	38,952
Kingfisher PLC	34,112	150,414
Land Securities Group PLC	6,820	169,921
Legal & General Group PLC	95,438	196,728
Liberty International PLC	3,419	59,353
Lloyds TSB Group PLC	81,428	690,370
LogicaCMG PLC	10,304	32,229
London Stock Exchange PLC	3,396	29,918
Man Group PLC	4,250	110,231
Marconi Corp. PLC (b)	2,976	16,110
Marks & Spencer Group PLC	24,208	156,427
Meggitt PLC	7,332	37,160
MFI Furniture Group PLC	9,514	18,887
Misys PLC	7,550	32,209
Mitchells & Butlers PLC	7,660	45,893
National Express Group PLC	1,974	32,163
National Grid Transco PLC	44,264	429,235
Next PLC	3,925	106,164
Pearson PLC	11,968	141,047
Peninsular & Oriental Steam Navigation Co. PLC	10,985	62,467
Persimmon PLC	3,747	52,454
Pilkington PLC	15,883	34,092
Premier Farnell PLC	5,332	15,435
Provident Financial PLC	3,617	46,550
Prudential Corp. PLC	34,545	307,279
Punch Taverns PLC	3,564	46,826
Rank Group PLC	9,223	44,470
Reckitt Benckiser PLC	8,913	262,807
Reed International PLC	18,761	179,742
Rentokil Initial PLC	27,854	79,758
Reuters Group PLC	21,137	149,654
Rexam PLC	7,762	67,026
Rio Tinto PLC	15,575	476,829
Rolls-Royce Group PLC (b)	22,136	113,974
Royal & Sun Alliance Insurance Group PLC	43,432	65,199
Royal Bank of Scotland Group PLC	46,092	1,392,933
SABMiller PLC	12,694	198,296
Sage Group PLC	19,770	79,290
Schroders PLC	1,750	23,745
Scottish & Newcastle PLC	11,093	92,210
Scottish & Southern Energy PLC	12,512	227,187
Scottish Power PLC	27,068	240,892
Serco Group PLC	6,684	30,551

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Severn Trent PLC	5,272	$96,104
Shell Transport & Trading Co. PLC	139,463	1,356,769
Signet Group PLC	24,254	47,278
Slough Estates PLC	5,900	55,151
Smith & Nephew PLC	13,652	134,833
Smiths Group PLC	8,288	136,525
SSL International PLC	2,302	11,677
Stagecoach Group PLC	11,851	25,066
Stolt Offshore SA (b)	2,881	26,330
Stolt-Nielsen SA (b)	507	17,061
Tate & Lyle PLC	6,937	59,311
Taylor Woodrow PLC	8,540	51,701
Tesco PLC	112,170	640,876
3i Group PLC	9,026	109,691
TI Automotive Ltd. (b) (d)	7,024	—
Tomkins PLC	11,645	54,583
Travis Perkins PLC	1,646	51,277
Trinity Mirror PLC	4,061	44,985
Unilever PLC	39,926	385,379
United Business Media PLC	3,831	34,025
United Utilities PLC	8,495	100,497
United Utilities PLC Class A	9,385	55,513
Vodafone Group PLC	941,863	2,296,010
Whitbread PLC	3,587	61,338
William Hill PLC	5,644	54,579
Wolseley PLC	8,627	181,541
WPP Group PLC	17,259	177,727
Yell Group PLC	10,366	79,014

		32,536,693

TOTAL COMMON STOCKS
(Cost: $117,483,016)		129,567,949

PREFERRED STOCKS (0.26%)

GERMANY (0.22%)
Fresenius Medical Care AG (a)	385	26,847
Henkel KGaA (a)	823	73,751
Porsche AG	117	88,053
Prosieben Satellite Media AG (a)	1,119	19,278
RWE AG	553	31,653
Volkswagen AG (a)	1,577	55,978

		295,560

ITALY (0.04%)
Banca Intesa SpA (a)	13,103	56,076

		56,076

TOTAL PREFERRED STOCKS
(Cost: $257,025)		351,636

Security	Shares or principal	Value

EXCHANGE-TRADED FUNDS (1.29%)
iShares MSCI EAFE Index Fund (a) (c)	32,751	$1,715,825

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,600,501)		1,715,825

SHORT-TERM INVESTMENTS (22.56%)

COMMERCIAL PAPER (e) (5.93%)
Alpine Securitization Corp.
3.29%, 08/08/05	$41,640	41,495
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (f)	279,774	279,209
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (f)	638,480	637,278
ANZ National Bank Ltd.
2.94%, 08/15/05 (f)	69,400	69,145
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	264,060	263,615
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	138,800	138,680
Bryant Park Funding LLC
3.10%, 07/06/05 (f)	53,596	53,573
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (f)	49,976	49,924
Cantabric Finance LLC
3.08% - 3.12%,| 07/11/05 - 07/25/05 (f)	138,800	138,553
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (f)	173,794	173,523
Charta LLC
3.31%, 08/11/05 (f)	208,200	207,415
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (f)	130,472	130,363
Dexia Delaware LLC
3.04%, 07/01/05	184,049	184,049
Edison Asset Securitization LLC
3.12%, 09/06/05 (f)	104,100	103,496
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (f)	229,640	228,680
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (f)	368,163	367,528
Ford Credit Floorplan Motown
3.33%, 08/08/05 (f)	27,760	27,662
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	150,332	150,082

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (e) (Cont.)
General Electric Capital Corp.
2.74%, 07/07/05	$69,400	$69,368
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	131,860	131,683
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (f)	462,204	460,249
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (f)	419,852	419,232
Liberty Street Funding Corp.
3.05%, 07/01/05 (f)	69,400	69,401
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (f)	203,117	202,937
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	265,108	264,789
Nordea North America Inc.
2.74%, 07/11/05	69,400	69,347
Park Avenue Receivables Corp.
3.25%, 07/22/05 (f)	276,212	275,689
Park Granada LLC
3.08% - 3.09%, 07/01/05 (f)	69,456	69,457
Polonius Inc.
3.15%, 07/11/05 (f)	97,160	97,075
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (f)	451,473	451,178
Santander Central Hispano
2.75%, 07/08/05	173,500	173,407
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (f)	248,298	247,813
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (f)	504,816	503,456
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (f)	451,931	451,458
Three Pillars Funding Corp.
3.30%, 07/28/05	20,183	20,133
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (f)	270,660	270,662
UBS Finance Delaware LLC
3.03%, 07/01/05	208,200	208,201
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	120,756	120,487
Yorktown Capital LLC
3.15%, 07/13/05	80,672	80,587

		7,900,879

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (e) (10.02%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (f)	$258,168	$258,171
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	340,060	340,065
American Express Centurion Bank
3.29%, 06/29/06	55,520	55,521
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	395,580	395,627
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (f)	90,220	90,221
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	90,220	90,207
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (f)	713,432	713,372
BMW US Capital LLC
3.19%, 07/14/06 (f)	138,800	138,801
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	471,920	471,876
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (f)	519,112	519,079
Commodore CDO Ltd.
3.47%, 12/12/05 (f)	34,700	34,701
Credit Suisse First Boston
3.15%, 05/09/06	138,800	138,801
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	416,400	416,377
DEPFA Bank PLC
3.42%, 03/15/06	138,800	138,801
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (f)	335,896	335,909
Fairway Finance LLC
3.21%, 10/20/05	55,520	55,519
Fifth Third Bancorp
3.26%, 04/21/06 (f)	277,600	277,601
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (f)	97,160	97,163
General Electric Capital Corp.
3.28%, 07/07/06	62,460	62,527
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	19,939	19,939

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (e) (Cont.)
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	$159,620	$159,622
Hartford Life Global Funding Trust
3.21%, 07/15/06	138,800	138,801
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (f)	416,400	416,403
HSBC Bank USA N.A.
3.57%, 05/04/06	48,580	48,613
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (f)	610,720	610,723
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (f)	145,740	145,742
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (f)	541,320	541,400
Lothian Mortgages PLC
3.29%, 01/24/06 (f)	208,200	208,201
Marshall & Ilsley Bank
3.36%, 02/20/06	138,800	138,907
Metropolitan Life Global Funding I
3.14%, 07/06/06 (f)	208,200	208,201
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	208,200	208,185
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (f)	513,560	513,631
Norddeutsche Landesbank
3.11%, 07/27/05	138,800	138,797
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (f)	416,400	416,402
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	534,380	534,383
Principal Life Income Funding Trusts
3.21%, 05/10/06	104,100	104,106
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	393,845	393,734
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (f)	76,340	76,332
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (f)	792,548	792,569
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (f)	138,800	138,801

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (e) (Cont.)
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	$215,140	$215,091
SunTrust Bank
3.17%, 04/28/06	208,200	208,201
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (f)	476,084	476,054
Toronto-Dominion Bank
3.81%, 06/20/06	173,500	173,516
UniCredito Italiano SpA
3.34%, 06/14/06	180,440	180,380
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (f)	357,988	357,988
Wells Fargo & Co.
3.19%, 07/14/06 (f)	69,400	69,408
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (f)	464,980	464,963
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (f)	466,368	466,352
Winston Funding Ltd.
3.23%, 07/23/05 (f)	99,103	99,104
World Savings Bank
3.13%, 09/09/05	48,580	48,579

		13,343,467

MONEY MARKET FUNDS (1.07%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (c) (e) (g)	555,200	555,200
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (c) (g)	795,007	795,007
BlackRock Temp Cash Money Market Fund, 3.04% (e) (g)	20,106	20,106
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (e) (g)	48,657	48,657

		1,418,970

REPURCHASE AGREEMENTS (e) (3.65%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,357,680 and effective yields of 3.40% - 3.44%. (h)	$2,357,457	2,357,457

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (e) (Cont.)
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,804,572 and effective yields of 3.43% - 3.44%. (h)	$1,804,400	$1,804,400
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $694,066 and an effective yield of 3.40%. (h)	694,000	694,000

		4,855,857

TIME DEPOSITS (e) (1.73%)
American Express Centurion Bank
3.08%, 07/01/05	104,100	104,101
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	138,800	138,801
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	194,320	194,322
Credit Suisse First Boston
3.16%, 07/13/05	69,400	69,401
Deutsche Bank AG
3.31%, 07/01/05	5,707	5,707
HBOS Treasury Services PLC
3.39%, 12/14/05	83,280	83,281
Key Bank N.A.
3.34%, 07/01/05	416,400	416,400
Natexis Banques
2.98%, 08/18/05	138,800	138,801
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	249,840	249,834
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	111,040	111,039
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	97,160	97,160
US Bank N.A.
3.12%, 07/08/05	138,800	138,801
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	416,400	416,403
Wells Fargo Bank N.A.
3.04%, 07/01/05	138,800	138,801

		2,302,852

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (e) (0.16%)
Federal National Mortgage Association
2.33%, 07/22/05	$208,200	$207,918

		207,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,029,943)		30,029,943

TOTAL INVESTMENTS IN SECURITIES (121.43%)
(Cost: $149,370,485)		161,665,353

Other Assets, Less Liabilities (-21.43%)		(28,525,463)

NET ASSETS (100.00%)		$133,139,890

NYS	New York Registered Shares
(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(f)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration Date)	Number of contracts	Notional contract value	Net unrealized appreciation

Euro 50 Index (09/16/05)	13	$503,316	$6,618

FTSE 100 Index (09/16/05)	5	459,002	5,394

TOPIX Index (09/08/05)	4	423,969	8,920

			$20,932

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (85.04%)
Active Stock Master Portfolio (a)		$42,837,056
CoreAlpha Bond Master Portfolio (a)		134,471,930

TOTAL MASTER PORTFOLIOS		177,308,986

EXCHANGE-TRADED FUNDS (14.76%)
iShares MSCI EAFE Index Fund (a) (b)	350,247	18,349,440
iShares S&P MidCap 400 Index Fund (a) (b)	109,583	7,506,435
iShares S&P SmallCap 600 Index Fund (a) (b)	89,435	4,920,714

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $27,943,754)		30,776,589

SHORT-TERM INVESTMENTS (6.88%)

COMMERCIAL PAPER (c) (1.73%)
Alpine Securitization Corp.
3.29%, 08/08/05	$19,006	18,899
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	127,696	127,438
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	291,419	290,871
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	31,676	31,560
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	120,524	120,322
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	63,352	63,298
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	24,463	24,452
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	22,811	22,787
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	63,352	63,239
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	79,324	79,201
Charta LLC
3.31%, 08/11/05 (d)	95,028	94,670
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	59,551	59,501
Dexia Delaware LLC
3.04%, 07/01/05	84,005	84,005
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	47,514	47,239
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	104,814	104,376

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	$168,039	$167,749
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	12,670	12,626
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	68,615	68,502
General Electric Capital Corp.
2.74%, 07/07/05	31,676	31,662
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	60,184	60,104
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	210,962	210,071
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	191,632	191,348
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	31,676	31,677
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	92,708	92,626
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	121,002	120,856
Nordea North America Inc.
2.74%, 07/11/05	31,676	31,652
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	126,070	125,832
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	31,701	31,702
Polonius Inc.
3.15%, 07/11/05 (d)	44,346	44,308
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	206,064	205,930
Santander Central Hispano
2.75%, 07/08/05	79,190	79,148
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	113,330	113,109
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	230,411	229,791
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	206,273	206,056

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Three Pillars Funding Corp.
3.30%, 07/28/05	$9,212	$9,189
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	123,536	123,536
UBS Finance Delaware LLC
3.03%, 07/01/05	95,028	95,028
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	55,116	54,994
Yorktown Capital LLC
3.15%, 07/13/05	36,821	36,782

		3,606,136

FLOATING RATE NOTES (c) (2.92%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	117,835	117,836
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	155,212	155,215
American Express Centurion Bank
3.29%, 06/29/06	25,341	25,341
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	180,553	180,576
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	41,179	41,179
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	41,179	41,173
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	325,629	325,627
BMW US Capital LLC
3.19%, 07/14/06 (d)	63,352	63,353
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	215,397	215,377
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	236,936	236,922
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	15,838	15,839
Credit Suisse First Boston
3.15%, 05/09/06	63,352	63,353
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	190,056	190,045
DEPFA Bank PLC
3.42%, 03/15/06	63,352	63,353

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	$153,312	$153,317
Fairway Finance LLC
3.21%, 10/20/05	25,341	25,340
Fifth Third Bancorp
3.26%, 04/21/06 (d)	126,704	126,704
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	44,346	44,348
General Electric Capital Corp.
3.28%, 07/07/06	28,508	28,539
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	9,101	9,101
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	72,855	72,856
Hartford Life Global Funding Trust
3.21%, 07/15/06	63,352	63,353
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	190,056	190,059
HSBC Bank USA N.A.
3.57%, 05/04/06	22,173	22,188
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	278,749	278,751
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	66,520	66,521
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	247,073	247,109
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	95,028	95,028
Marshall & Ilsley Bank
3.36%, 02/20/06	63,352	63,401
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	95,028	95,028
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	95,028	95,021
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	234,402	234,435
Norddeutsche Landesbank
3.11%, 07/27/05	63,352	63,350
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	190,056	190,057

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	$243,905	$243,907
Principal Life Income Funding Trusts
3.21%, 05/10/06	47,514	47,516
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	179,761	179,710
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	34,844	34,840
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	361,740	361,749
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	63,352	63,353
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	98,196	98,174
SunTrust Bank
3.17%, 04/28/06	95,028	95,028
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	217,297	217,285
Toronto-Dominion Bank
3.81%, 06/20/06	79,190	79,198
UniCredito Italiano SpA
3.34%, 06/14/06	82,358	82,330
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	163,395	163,396
Wells Fargo & Co.
3.19%, 07/14/06 (d)	31,676	31,680
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	212,229	212,221
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	212,863	212,855
Winston Funding Ltd.
3.23%, 07/23/05 (d)	45,233	45,233
World Savings Bank
3.13%, 09/09/05	22,173	22,173

		6,090,343

MONEY MARKET FUNDS (0.62%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (a) (c) (e)	253,408	253,408
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (a) (e)	996,847	996,847

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (Cont.)
BlackRock Temp Cash Money Market Fund, 3.04% (c) (e)	9,178	$9,178
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (e)	22,208	22,208

		1,281,641

REPURCHASE AGREEMENTS (c) (1.06%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 1,076,108 and effective yields of 3.40% - 3.44%. (f)	$1,076,005	1,076,005
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 823,655 and effective yields of 3.43% - 3.44%. (f)	823,576	823,576
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 316,790 and an effective yield of 3.40%. (f)	316,760	316,760

		2,216,341

TIME DEPOSITS (c) (0.50%)
American Express Centurion Bank
3.08%, 07/01/05	47,514	47,515
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	63,352	63,353
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	88,693	88,694
Credit Suisse First Boston
3.16%, 07/13/05	31,676	31,677
Deutsche Bank AG
3.31%, 07/01/05	2,605	2,605
HBOS Treasury Services PLC
3.39%, 12/14/05	38,011	38,012
Key Bank N.A.
3.34%, 07/01/05	190,056	190,056
Natexis Banques
2.98%, 08/18/05	63,352	63,353
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	114,034	114,031
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	50,682	50,681

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	$44,346	$44,347
US Bank N.A.
3.12%, 07/08/05	63,352	63,353
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	190,056	190,058
Wells Fargo Bank N.A.
3.04%, 07/01/05	63,352	63,353

		1,051,088

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (c) (0.05%)
Federal National Mortgage Association
2.33%, 07/22/05	$95,028	$94,899

		94,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,340,448)		14,340,448

TOTAL INVESTMENTS (106.68%)		222,426,023

Other Assets, Less Liabilities (-6.68%)		(13,936,836)

NET ASSETS (100.00%)		$208,489,187

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (81.13%)
Active Stock Master Portfolio (a)		$165,593,009
CoreAlpha Bond Master Portfolio (a)		304,107,465

TOTAL MASTER PORTFOLIOS		469,700,474

EXCHANGE-TRADED FUNDS (18.15%)
iShares MSCI EAFE Index Fund (a) (b)	1,290,389	67,603,480
iShares S&P MidCap 400 Index Fund (a) (b)	334,661	22,924,279
iShares S&P SmallCap 600 Index Fund (a) (b)	264,874	14,573,367

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $95,181,285)		105,101,126

SHORT-TERM INVESTMENTS (6.27%)

COMMERCIAL PAPER (c) (1.47%)
Alpine Securitization Corp.
3.29%, 08/08/05	$44,670	44,516
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	300,135	299,528
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	684,946	683,658
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	74,451	74,178
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	283,277	282,801
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	148,901	148,772
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	57,497	57,472
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	53,613	53,557
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	148,901	148,637
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	186,442	186,152
Charta LLC
3.31%, 08/11/05 (d)	223,352	222,510
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	139,967	139,851
Dexia Delaware LLC
3.04%, 07/01/05	197,443	197,444
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	111,676	111,028
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	246,353	245,323

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	$394,956	$394,274
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	29,780	29,676
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	161,272	161,004
General Electric Capital Corp.
2.74%, 07/07/05	74,451	74,417
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	141,456	141,266
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	495,842	493,746
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	450,407	449,743
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	74,451	74,451
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	217,899	217,705
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	284,402	284,057
Nordea North America Inc.
2.74%, 07/11/05	74,451	74,394
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	296,314	295,752
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	74,510	74,510
Polonius Inc.
3.15%, 07/11/05 (d)	104,231	104,140
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	484,330	484,013
Santander Central Hispano
2.75%, 07/08/05	186,127	186,027
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	266,368	265,849
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	541,554	540,096
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	484,821	484,314

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Three Pillars Funding Corp.
3.30%, 07/28/05	$21,652	$21,598
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	290,358	290,357
UBS Finance Delaware LLC
3.03%, 07/01/05	223,352	223,352
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	129,544	129,255
Yorktown Capital LLC
3.15%, 07/13/05	86,543	86,452

		8,475,875

FLOATING RATE NOTES (c) (2.47%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	276,957	276,958
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	364,808	364,811
American Express Centurion Bank
3.29%, 06/29/06	59,561	59,561
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	424,369	424,419
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	96,786	96,786
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	96,786	96,772
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	765,353	765,346
BMW US Capital LLC
3.19%, 07/14/06 (d)	148,901	148,901
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	506,265	506,216
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	556,891	556,856
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	37,225	37,225
Credit Suisse First Boston
3.15%, 05/09/06	148,901	148,901
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	446,704	446,679
DEPFA Bank PLC
3.42%, 03/15/06	148,901	148,901

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	$360,341	$360,355
Fairway Finance LLC
3.21%, 10/20/05	59,561	59,560
Fifth Third Bancorp
3.26%, 04/21/06 (d)	297,803	297,803
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	104,231	104,235
General Electric Capital Corp.
3.28%, 07/07/06	67,006	67,078
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	21,390	21,390
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	171,237	171,237
Hartford Life Global Funding Trust
3.21%, 07/15/06	148,901	148,901
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	446,704	446,703
HSBC Bank USA N.A.
3.57%, 05/04/06	52,115	52,151
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	655,166	655,169
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	156,346	156,346
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	580,715	580,799
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	223,352	223,352
Marshall & Ilsley Bank
3.36%, 02/20/06	148,901	149,016
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	223,352	223,352
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	223,352	223,336
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	550,935	551,010
Norddeutsche Landesbank
3.11%, 07/27/05	148,901	148,898
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	446,704	446,704

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	$573,270	$573,271
Principal Life Income Funding Trusts
3.21%, 05/10/06	111,676	111,681
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	422,508	422,389
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	81,896	81,887
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	850,227	850,250
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	148,901	148,901
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	230,797	230,745
SunTrust Bank
3.17%, 04/28/06	223,352	223,352
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	510,732	510,699
Toronto-Dominion Bank
3.81%, 06/20/06	186,127	186,144
UniCredito Italiano SpA
3.34%, 06/14/06	193,572	193,506
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	384,041	384,041
Wells Fargo & Co.
3.19%, 07/14/06 (d)	74,451	74,459
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	498,820	498,800
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	500,309	500,291
Winston Funding Ltd.
3.23%, 07/23/05 (d)	106,316	106,316
World Savings Bank
3.13%, 09/09/05	52,115	52,114

		14,314,573

MONEY MARKET FUNDS (0.96%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (a) (c) (e)	595,605	595,605
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (a) (e)	4,904,805	4,904,805

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (Cont.)
BlackRock Temp Cash Money Market Fund, 3.04% (c) (e)	21,569	$21,569
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (e)	52,198	52,198

		5,574,177

REPURCHASE AGREEMENTS (c) (0.90%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 2,529,264 and effective yields of 3.40% - 3.44%. (f)	$2,529,023	2,529,023
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 1,935,902 and effective yields of 3.43% - 3.44%. (f)	1,935,718	1,935,718
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 744,577 and an effective yield of 3.40%. (f)	744,507	744,507

		5,209,248

TIME DEPOSITS (c) (0.43%)
American Express Centurion Bank
3.08%, 07/01/05	111,676	111,676
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	148,901	148,901
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	208,462	208,462
Credit Suisse First Boston
3.16%, 07/13/05	74,451	74,451
Deutsche Bank AG
3.31%, 07/01/05	6,123	6,123
HBOS Treasury Services PLC
3.39%, 12/14/05	89,341	89,341
Key Bank N.A.
3.34%, 07/01/05	446,704	446,704
Natexis Banques
2.98%, 08/18/05	148,901	148,901
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	268,022	268,015
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	119,121	119,120

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	$104,231	$104,230
US Bank N.A.
3.12%, 07/08/05	148,901	148,901
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	446,704	446,704
Wells Fargo Bank N.A.
3.04%, 07/01/05	148,901	148,901

		2,470,430

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (c) (0.04%)
Federal National Mortgage Association
2.33%, 07/22/05	$223,352	$223,049

		223,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,267,352)		36,267,352

TOTAL INVESTMENTS (105.55%)		611,068,952

Other Assets, Less Liabilities (-5.55%)		(32,138,406)

NET ASSETS (100.00%)		$578,930,546

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (75.83%)
Active Stock Master Portfolio (a)		$368,761,879
CoreAlpha Bond Master Portfolio (a)		316,658,434

TOTAL MASTER PORTFOLIOS		685,420,313

EXCHANGE-TRADED FUNDS (23.91%)
iShares MSCI EAFE Index Fund (a) (b)	2,772,271	145,239,278
iShares S&P MidCap 400 Index Fund (a) (b)	630,553	43,192,880
iShares S&P SmallCap 600 Index Fund (a) (b)	504,391	27,751,593

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $196,757,613)		216,183,751

SHORT-TERM INVESTMENTS (18.51%)

COMMERCIAL PAPER (c) (4.85%)
Alpine Securitization Corp.
3.29%, 08/08/05	$230,814	229,998
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	1,550,808	1,547,675
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	3,539,147	3,532,484
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	384,690	383,279
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	1,463,707	1,461,239
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	769,380	768,713
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	297,088	296,960
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	277,023	276,732
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	769,380	768,015
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	963,356	961,854
Charta LLC
3.31%, 08/11/05 (d)	1,154,070	1,149,719
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	723,217	722,615
Dexia Delaware LLC
3.04%, 07/01/05	1,020,198	1,020,198
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	577,035	573,684
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	1,272,916	1,267,595

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	$2,040,757	$2,037,233
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	153,876	153,335
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	833,300	831,915
General Electric Capital Corp.
2.74%, 07/07/05	384,690	384,514
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	730,911	729,924
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	2,562,035	2,551,205
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	2,327,274	2,323,839
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	384,690	384,690
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	1,125,895	1,124,894
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	1,469,515	1,467,738
Nordea North America Inc.
2.74%, 07/11/05	384,690	384,397
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	1,531,066	1,528,166
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	384,998	384,998
Polonius Inc.
3.15%, 07/11/05 (d)	538,566	538,095
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	2,502,554	2,500,916
Santander Central Hispano
2.75%, 07/08/05	961,725	961,211
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	1,376,336	1,373,649
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	2,798,234	2,790,702
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	2,505,093	2,502,464

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Three Pillars Funding Corp.
3.30%, 07/28/05	$111,876	$111,599
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	1,500,291	1,500,291
UBS Finance Delaware LLC
3.03%, 07/01/05	1,154,070	1,154,070
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	669,360	667,868
Yorktown Capital LLC
3.15%, 07/13/05	447,171	446,702

		43,795,175

FLOATING RATE NOTES (c) (8.18%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	1,431,046	1,431,056
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	1,884,981	1,884,996
American Express Centurion Bank
3.29%, 06/29/06	307,752	307,752
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	2,192,733	2,192,995
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	500,097	500,097
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	500,097	500,029
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	3,954,612	3,954,575
BMW US Capital LLC
3.19%, 07/14/06 (d)	769,380	769,380
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	2,615,891	2,615,645
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	2,877,481	2,877,300
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	192,345	192,345
Credit Suisse First Boston
3.15%, 05/09/06	769,380	769,380
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	2,308,139	2,308,009
DEPFA Bank PLC
3.42%, 03/15/06	769,380	769,380

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	$1,861,899	$1,861,969
Fairway Finance LLC
3.21%, 10/20/05	307,752	307,747
Fifth Third Bancorp
3.26%, 04/21/06 (d)	1,538,760	1,538,760
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	538,566	538,584
General Electric Capital Corp.
3.28%, 07/07/06	346,221	346,594
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	110,523	110,523
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	884,787	884,787
Hartford Life Global Funding Trust
3.21%, 07/15/06	769,380	769,380
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	2,308,139	2,308,140
HSBC Bank USA N.A.
3.57%, 05/04/06	269,283	269,467
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	3,385,271	3,385,287
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	807,849	807,849
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	3,000,581	3,001,020
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	1,154,070	1,154,070
Marshall & Ilsley Bank
3.36%, 02/20/06	769,380	769,971
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	1,154,070	1,154,070
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	1,154,070	1,153,985
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	2,846,705	2,847,093
Norddeutsche Landesbank
3.11%, 07/27/05	769,380	769,361
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	2,308,139	2,308,140

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	$2,962,112	$2,962,113
Principal Life Income Funding Trusts
3.21%, 05/10/06	577,035	577,063
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	2,183,115	2,182,502
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	423,159	423,108
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	4,393,159	4,393,277
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	769,380	769,380
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	1,192,539	1,192,272
SunTrust Bank
3.17%, 04/28/06	1,154,070	1,154,070
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	2,638,973	2,638,811
Toronto-Dominion Bank
3.81%, 06/20/06	961,725	961,816
UniCredito Italiano SpA
3.34%, 06/14/06	1,000,194	999,856
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	1,984,357	1,984,358
Wells Fargo & Co.
3.19%, 07/14/06 (d)	384,690	384,732
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	2,577,422	2,577,323
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	2,585,116	2,585,026
Winston Funding Ltd.
3.23%, 07/23/05 (d)	549,337	549,337
World Savings Bank
3.13%, 09/09/05	269,283	269,278

		73,964,058

MONEY MARKET FUNDS (0.96%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (a) (c) (e)	3,077,519	3,077,519

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (Cont.)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (a) (e)	5,239,466	$5,239,466
BlackRock Temp Cash Money Market Fund, 3.04% (c) (e)	111,450	111,450
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (e)	269,711	269,711

		8,698,146

REPURCHASE AGREEMENTS (c) (2.98%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 13,068,815 and effective yields of 3.40% - 3.44%. (f)	$13,067,570	13,067,570
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 10,002,891 and effective yields of 3.43% -3.44%. (f)	10,001,937	10,001,937
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 3,847,262 and an effective yield of 3.40%. (f)	3,846,899	3,846,899

		26,916,406

TIME DEPOSITS (c) (1.41%)
American Express Centurion Bank
3.08%, 07/01/05	577,035	577,035
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	769,380	769,380
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,077,132	1,077,132
Credit Suisse First Boston
3.16%, 07/13/05	384,690	384,690
Deutsche Bank AG
3.31%, 07/01/05	31,637	31,637
HBOS Treasury Services PLC
3.39%, 12/14/05	461,628	461,628
Key Bank N.A.
3.34%, 07/01/05	2,308,139	2,308,139
Natexis Banques
2.98%, 08/18/05	769,380	769,380
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	1,384,884	1,384,849

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$615,504	$615,500
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	538,566	538,558
US Bank N.A.
3.12%, 07/08/05	769,380	769,380
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	2,308,139	2,308,140
Wells Fargo Bank N.A.
3.04%, 07/01/05	769,380	769,380

		12,764,828

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (c) (0.13%)
Federal National Mortgage Association
2.33%, 07/22/05	$1,154,070	$1,152,505

		1,152,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $167,291,118)		167,291,118

TOTAL INVESTMENTS (118.25%)		1,068,895,182

Other Assets, Less Liabilities (-18.25%)		(164,955,662)

NET ASSETS (100.00%)		$903,939,520

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (71.17%)
Active Stock Master Portfolio (a)		$270,894,983
CoreAlpha Bond Master Portfolio (a)		117,422,688

TOTAL MASTER PORTFOLIOS		388,317,671

EXCHANGE-TRADED FUNDS (28.31%)
iShares MSCI EAFE Index Fund (a) (b)	2,022,575	105,962,704
iShares S&P MidCap 400 Index Fund (a) (b)	439,178	30,083,693
iShares S&P SmallCap 600 Index Fund (a) (b)	334,350	18,395,937

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $141,376,570)		154,442,334

SHORT-TERM INVESTMENTS (9.59%)

COMMERCIAL PAPER (c) (2.45%)
Alpine Securitization Corp.
3.29%, 08/08/05	$70,491	70,235
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	473,617	472,660
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	1,080,856	1,078,822
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	117,484	117,053
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	447,016	446,263
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	234,969	234,765
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	90,731	90,692
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	84,603	84,514
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	234,969	234,552
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	294,209	293,750
Charta LLC
3.31%, 08/11/05 (d)	352,453	351,124
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	220,870	220,687
Dexia Delaware LLC
3.04%, 07/01/05	311,568	311,568
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	176,226	175,203

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	$388,749	$387,123
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	623,247	622,172
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	46,994	46,829
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	254,490	254,067
General Electric Capital Corp.
2.74%, 07/07/05	117,484	117,431
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	223,220	222,919
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	782,445	779,138
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	710,750	709,700
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	117,484	117,485
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	343,848	343,543
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	448,790	448,247
Nordea North America Inc.
2.74%, 07/11/05	117,484	117,395
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	467,588	466,702
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	117,578	117,578
Polonius Inc.
3.15%, 07/11/05 (d)	164,478	164,334
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	764,280	763,780
Santander Central Hispano
2.75%, 07/08/05	293,711	293,554
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	420,333	419,512
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	854,581	852,281

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	$765,055	$764,252
Three Pillars Funding Corp.
3.30%, 07/28/05	34,167	34,082
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	458,189	458,189
UBS Finance Delaware LLC
3.03%, 07/01/05	352,453	352,453
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	204,423	203,968
Yorktown Capital LLC
3.15%, 07/13/05	136,566	136,423

		13,375,045

FLOATING RATE NOTES (c) (4.14%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	437,042	437,044
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	575,673	575,677
American Express Centurion Bank
3.29%, 06/29/06	93,987	93,987
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	669,661	669,740
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	152,730	152,730
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	152,730	152,709
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	1,207,739	1,207,728
BMW US Capital LLC
3.19%, 07/14/06 (d)	234,969	234,969
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	798,893	798,818
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	878,783	878,727
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	58,742	58,742
Credit Suisse First Boston
3.15%, 05/09/06	234,969	234,969

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	$704,906	$704,867
DEPFA Bank PLC
3.42%, 03/15/06	234,969	234,969
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	568,624	568,644
Fairway Finance LLC
3.21%, 10/20/05	93,987	93,986
Fifth Third Bancorp
3.26%, 04/21/06 (d)	469,937	469,937
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	164,478	164,483
General Electric Capital Corp.
3.28%, 07/07/06	105,736	105,850
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	33,754	33,754
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	270,214	270,215
Hartford Life Global Funding Trust
3.21%, 07/15/06	234,969	234,969
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	704,906	704,907
HSBC Bank USA N.A.
3.57%, 05/04/06	82,239	82,295
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	1,033,862	1,033,866
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	246,717	246,717
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	916,378	916,510
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	352,453	352,453
Marshall & Ilsley Bank
3.36%, 02/20/06	234,969	235,149
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	352,453	352,453
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	352,453	352,427
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	869,384	869,503

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Norddeutsche Landesbank
3.11%, 07/27/05	$234,969	$234,963
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	704,906	704,906
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	904,629	904,629
Principal Life Income Funding Trusts
3.21%, 05/10/06	176,226	176,235
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	666,723	666,536
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	129,233	129,217
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	1,341,671	1,341,708
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	234,969	234,969
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	364,201	364,120
SunTrust Bank
3.17%, 04/28/06	352,453	352,453
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	805,942	805,892
Toronto-Dominion Bank
3.81%, 06/20/06	293,711	293,739
UniCredito Italiano SpA
3.34%, 06/14/06	305,459	305,356
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	606,023	606,023
Wells Fargo & Co.
3.19%, 07/14/06 (d)	117,484	117,497
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	787,145	787,115
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	789,495	789,467
Winston Funding Ltd.
3.23%, 07/23/05 (d)	167,768	167,768
World Savings Bank
3.13%, 09/09/05	82,239	82,237

		22,588,624

MONEY MARKET FUNDS (0.72%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (a) (c) (e)	939,874	939,874

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (Cont.)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (a) (e)	2,849,186	$2,849,186
BlackRock Temp Cash Money Market Fund, 3.04% (c) (e)	34,037	34,037
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (e)	82,370	82,370

		3,905,467

REPURCHASE AGREEMENTS (c) (1.51%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 3,991,216 and effective yields of 3.40% - 3.44%. (f)	$3,990,836	3,990,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 3,054,883 and effective yields of 3.43% - 3.44%. (f)	3,054,592	3,054,592
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 1,174,954 and an effective yield of 3.40%. (f)	1,174,843	1,174,843

		8,220,271

TIME DEPOSITS (c) (0.71%)
American Express Centurion Bank
3.08%, 07/01/05	176,226	176,226
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	234,969	234,969
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	328,956	328,956
Credit Suisse First Boston
3.16%, 07/13/05	117,484	117,485
Deutsche Bank AG
3.31%, 07/01/05	9,662	9,662
HBOS Treasury Services PLC
3.39%, 12/14/05	140,981	140,981
Key Bank N.A.
3.34%, 07/01/05	704,906	704,906
Natexis Banques
2.98%, 08/18/05	234,969	234,969
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	422,944	422,933

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$187,975	$187,974
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	164,478	164,476
US Bank N.A.
3.12%, 07/08/05	234,969	234,969
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	704,906	704,907
Wells Fargo Bank N.A.
3.04%, 07/01/05	234,969	234,969

		3,898,382

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (c) (0.06%)
Federal National Mortgage Association
2.33%, 07/22/05	$352,453	$351,975

		351,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,339,764)		52,339,764

TOTAL INVESTMENTS (109.07%)		595,099,769

Other Assets, Less Liabilities (-9.07%)		(49,477,358)

NET ASSETS (100.00%)		$545,622,411

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

MASTER PORTFOLIOS (61.12%)
Active Stock Master Portfolio (a)		$184,022,698
CoreAlpha Bond Master Portfolio (a)		32,239,032

TOTAL MASTER PORTFOLIOS		216,261,730

EXCHANGE-TRADED FUNDS (30.12%)
iShares MSCI EAFE Index Fund (a) (b)	1,349,087	70,678,668
iShares S&P MidCap 400 Index Fund (a) (b)	351,508	24,078,297
iShares S&P SmallCap 600 Index Fund (a) (b)	214,489	11,801,185

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $99,099,025)		106,558,150

SHORT-TERM INVESTMENTS (25.34%)

COMMERCIAL PAPER (c) (3.50%)
Alpine Securitization Corp.
3.29%, 08/08/05	$65,182	64,956
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	437,952	437,068
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	999,464	997,583
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	108,637	108,236
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	413,354	412,658
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,275	217,087
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	83,899	83,862
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	78,232	78,150
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	217,275	216,889
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	272,054	271,629
Charta LLC
3.31%, 08/11/05 (d)	325,912	324,684
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	204,238	204,068
Dexia Delaware LLC
3.04%, 07/01/05	288,106	288,106
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	162,956	162,010

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	$359,475	$357,972
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	576,315	575,321
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	43,455	43,302
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	235,326	234,934
General Electric Capital Corp.
2.74%, 07/07/05	108,637	108,588
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	206,411	206,133
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	723,525	720,467
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	657,228	656,258
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	108,637	108,637
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	317,956	317,673
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	414,995	414,493
Nordea North America Inc.
2.74%, 07/11/05	108,637	108,555
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	432,377	431,558
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	108,724	108,724
Polonius Inc.
3.15%, 07/11/05 (d)	152,092	151,959
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	706,728	706,266
Santander Central Hispano
2.75%, 07/08/05	271,594	271,449
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	388,681	387,922
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	790,229	788,101

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	$707,445	$706,702
Three Pillars Funding Corp.
3.30%, 07/28/05	31,594	31,516
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	423,686	423,686
UBS Finance Delaware LLC
3.03%, 07/01/05	325,912	325,912
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	189,029	188,608
Yorktown Capital LLC
3.15%, 07/13/05	126,282	126,150

		12,367,872

FLOATING RATE NOTES (c) (5.90%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	404,131	404,134
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	532,323	532,327
American Express Centurion Bank
3.29%, 06/29/06	86,910	86,910
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	619,233	619,307
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	141,229	141,229
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	141,229	141,209
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	1,116,793	1,116,782
BMW US Capital LLC
3.19%, 07/14/06 (d)	217,275	217,275
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	738,734	738,665
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	812,608	812,557
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	54,319	54,319
Credit Suisse First Boston
3.15%, 05/09/06	217,275	217,275

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	$651,824	$651,788
DEPFA Bank PLC
3.42%, 03/15/06	217,275	217,275
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	525,805	525,824
Fairway Finance LLC
3.21%, 10/20/05	86,910	86,909
Fifth Third Bancorp
3.26%, 04/21/06 (d)	434,550	434,550
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	152,092	152,098
General Electric Capital Corp.
3.28%, 07/07/06	97,774	97,879
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,212	31,212
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	249,866	249,866
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,275	217,275
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	651,824	651,825
HSBC Bank USA N.A.
3.57%, 05/04/06	76,046	76,099
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	956,009	956,013
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	228,139	228,138
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	847,372	847,497
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	325,912	325,912
Marshall & Ilsley Bank
3.36%, 02/20/06	217,275	217,442
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	325,912	325,912
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	325,912	325,888
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	803,917	804,026

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Norddeutsche Landesbank
3.11%, 07/27/05	$217,275	$217,269
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	651,824	651,825
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	836,508	836,508
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,956	162,964
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	616,517	616,343
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	119,501	119,487
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	1,240,639	1,240,673
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	217,275	217,275
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	336,776	336,701
SunTrust Bank
3.17%, 04/28/06	325,912	325,912
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	745,253	745,207
Toronto-Dominion Bank
3.81%, 06/20/06	271,594	271,619
UniCredito Italiano SpA
3.34%, 06/14/06	282,457	282,362
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	560,387	560,387
Wells Fargo & Co.
3.19%, 07/14/06 (d)	108,637	108,649
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	727,871	727,842
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	730,043	730,019
Winston Funding Ltd.
3.23%, 07/23/05 (d)	155,134	155,134
World Savings Bank
3.13%, 09/09/05	76,046	76,045

		20,887,638

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (12.68%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (a) (c) (e)	869,099	$869,099
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (a) (e)	43,874,067	43,874,067
BlackRock Temp Cash Money Market Fund, 3.04% (c) (e)	31,474	31,474
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (e)	76,168	76,168

		44,850,808

REPURCHASE AGREEMENTS (c) (2.15%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 3,690,667 and effective yields of 3.40% - 3.44%. (f)	$3,690,315	3,690,315
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 2,824,842 and effective yields of 3.43% - 3.44%. (f)	2,824,572	2,824,572
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 1,086,477 and an effective yield of 3.40%. (f)	1,086,374	1,086,374

		7,601,261

TIME DEPOSITS (c) (1.02%)
American Express Centurion Bank
3.08%, 07/01/05	162,956	162,956
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	217,275	217,275
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	304,185	304,185
Credit Suisse First Boston
3.16%, 07/13/05	108,637	108,637
Deutsche Bank AG
3.31%, 07/01/05	8,934	8,934
HBOS Treasury Services PLC
3.39%, 12/14/05	130,365	130,365
Key Bank N.A.
3.34%, 07/01/05	651,824	651,824

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (Cont.)
Natexis Banques
2.98%, 08/18/05	$217,275	$217,275
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	391,095	391,085
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	173,820	173,819
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	152,092	152,090
US Bank N.A.
3.12%, 07/08/05	217,275	217,275
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	651,824	651,824
Wells Fargo Bank N.A.
3.04%, 07/01/05	217,275	217,275

		3,604,819

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (c) (0.09%)
Federal National Mortgage Association
2.33%, 07/22/05	$325,912	$325,470

		325,470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,637,868)		89,637,868

TOTAL INVESTMENTS (116.58%)		412,457,748

Other Assets, Less Liabilities (-16.58%)		(58,645,742)

NET ASSETS (100.00%)		$353,812,006

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (101.72%)

AEROSPACE & DEFENSE (1.68%)
Lockheed Martin Corp. (a)	204,426	$13,261,115
Raytheon Co.	7,504	293,556
Rockwell Collins Inc. (a)	80,173	3,822,649

		17,377,320

AGRICULTURE (1.74%)
Altria Group Inc.	31,785	2,055,218
Bunge Ltd. (a)	54,800	3,474,320
Monsanto Co. (a)	56,611	3,559,134
Reynolds American Inc. (a)	42,923	3,382,332
UST Inc. (a)	121,062	5,527,691

		17,998,695

AIRLINES (0.07%)
Southwest Airlines Co.	51,385	715,793

		715,793

APPAREL (0.02%)
Polo Ralph Lauren Corp.	3,795	163,602

		163,602

AUTO PARTS & EQUIPMENT (0.28%)
American Axle & Manufacturing Holdings Inc. (a)	37,283	942,141
Autoliv Inc.	44,782	1,961,452

		2,903,593

BANKS (5.44%)
Bank of America Corp.	619,942	28,275,555
Fifth Third Bancorp	21,432	883,213
Popular Inc.	2,292	57,735
U.S. Bancorp	232,915	6,801,118
UnionBanCal Corp.	5,121	342,697
Wachovia Corp.	220,321	10,927,922
Wells Fargo & Co.	143,063	8,809,820

		56,098,060

BEVERAGES (3.01%)
Anheuser-Busch Companies Inc.	191,328	8,753,256
Coca-Cola Co. (The)	290,261	12,118,397
Coca-Cola Enterprises Inc. (a)	83,622	1,840,520
Pepsi Bottling Group Inc. (a)	271,555	7,769,189
PepsiAmericas Inc. (a)	23,869	612,479

		31,093,841

BIOTECHNOLOGY (0.66%)
Amgen Inc. (b)	43,519	2,631,159
Celgene Corp. (b)	47,587	1,940,122
Genentech Inc. (b)	27,395	2,199,271

		6,770,552

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (0.28%)
Dow Chemical Co. (The)	6,168	$274,661
Huntsman Corp. (b)	10,602	214,903
International Flavors & Fragrances Inc. (a)	46,305	1,677,167
Sigma-Aldrich Corp. (a)	3,068	171,931
Valspar Corp. (The) (a)	10,634	513,516

		2,852,178

COMMERCIAL SERVICES (2.06%)
Accenture Ltd. (a) (b)	289,495	6,562,852
Career Education Corp. (a) (b)	6,772	247,923
Cendant Corp.	502,348	11,237,525
Convergys Corp. (a) (b)	103,641	1,473,775
Deluxe Corp. (a)	3,844	156,066
Manpower Inc.	21,459	853,639
PHH Corp. (b)	10,764	276,850
Rent-A-Center Inc. (b)	20,091	467,919

		21,276,549

COMPUTERS (2.88%)
Apple Computer Inc. (b)	372,777	13,721,921
Computer Sciences Corp. (b)	106,802	4,667,247
Dell Inc. (b)	117,109	4,626,977
International Business Machines Corp.	13,665	1,013,943
Sun Microsystems Inc. (b)	1,010,093	3,767,647
SunGard Data Systems Inc. (b)	27,123	953,916
Synopsys Inc. (a) (b)	59,806	996,966

		29,748,617

COSMETICS & PERSONAL CARE (1.26%)
Gillette Co. (The)	95,725	4,846,557
Kimberly-Clark Corp.	83,283	5,212,683
Procter & Gamble Co.	56,210	2,965,077

		13,024,317

DISTRIBUTION & WHOLESALE (0.29%)
CDW Corp.	4,924	281,111
Grainger (W.W.) Inc. (a)	39,915	2,186,943
Ingram Micro Inc. Class A (b)	34,483	540,004

		3,008,058

DIVERSIFIED FINANCIAL SERVICES (10.51%)
CIT Group Inc.	64,280	2,762,112
Citigroup Inc.	729,529	33,726,126
Countrywide Financial Corp.	69,335	2,677,024
Federal Home Loan Mortgage Corp.	83,079	5,419,243
Federal National Mortgage Association	244,745	14,293,108
Goldman Sachs Group Inc. (The)	57,780	5,894,716
JP Morgan Chase & Co.	454,921	16,067,810
MBNA Corp.	471,654	12,338,469

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Merrill Lynch & Co. Inc.	4,075	$224,166
Morgan Stanley	287,904	15,106,323

		108,509,097

ELECTRIC (2.96%)
Alliant Energy Corp.	46,169	1,299,657
Constellation Energy Group Inc.	80,969	4,671,102
Edison International	190,701	7,732,926
Energy East Corp.	7,178	208,018
Entergy Corp. (a)	105,849	7,996,892
FirstEnergy Corp. (a)	139,741	6,722,940
NiSource Inc.	26,713	660,612
NSTAR	14,069	433,747
Pepco Holdings Inc.	5,426	129,898
Progress Energy Inc.	6,974	315,504
Puget Energy Inc. (a)	16,245	379,808

		30,551,104

ELECTRONICS (0.54%)
Agilent Technologies Inc. (a) (b)	196,925	4,533,213
Parker Hannifin Corp.	17,497	1,084,989

		5,618,202

ENTERTAINMENT (0.13%)
Regal Entertainment Group Class A (a)	68,590	1,294,979

		1,294,979

ENVIRONMENTAL CONTROL (0.02%)
Republic Services Inc.	7,012	252,502

		252,502

FOOD (1.95%)
Archer-Daniels-Midland Co.	470,779	10,065,255
Hormel Foods Corp.	8,006	234,816
Pilgrim’s Pride Corp.	22,870	780,553
Smithfield Foods Inc. (b)	44,228	1,206,098
SUPERVALU Inc.	115,916	3,780,021
Tyson Foods Inc. Class A (a)	230,855	4,109,219

		20,175,962

FOREST PRODUCTS & PAPER (0.80%)
Georgia-Pacific Corp.	197,425	6,278,115
Louisiana-Pacific Corp.	80,931	1,989,284

		8,267,399

GAS (0.17%)
Sempra Energy	36,483	1,507,113
UGI Corp.	7,360	205,344

		1,712,457

Security	Shares	Value

COMMON STOCKS (Cont.)

HAND & MACHINE TOOLS (0.45%)
Black & Decker Corp. (a)	51,311	$4,610,293

		4,610,293

HEALTH CARE-PRODUCTS (5.47%)
Alcon Inc. (a)	5,403	590,818
Becton, Dickinson & Co.	201,312	10,562,841
Boston Scientific Corp. (b)	454,366	12,267,882
Guidant Corp.	4,924	331,385
Hillenbrand Industries Inc.	5,716	288,944
Johnson & Johnson (a)	447,154	29,065,010
Medtronic Inc.	63,784	3,303,373

		56,410,253

HEALTH CARE-SERVICES (1.79%)
Coventry Health Care Inc. (b)	66,380	4,696,385
DaVita Inc. (b)	3,020	137,350
Humana Inc. (b)	103,242	4,102,837
Lincare Holdings Inc. (b)	22,289	910,283
UnitedHealth Group Inc.	166,051	8,657,899

		18,504,754

HOME BUILDERS (0.98%)
Centex Corp.	32,667	2,308,577
M.D.C. Holdings Inc.	18,373	1,511,179
NVR Inc. (a) (b)	7,694	6,232,140
Standard-Pacific Corp.	973	85,575

		10,137,471

HOME FURNISHINGS (0.36%)
Harman International Industries Inc.	44,923	3,654,935
Whirlpool Corp. (a)	267	18,719

		3,673,654

HOUSEHOLD PRODUCTS & WARES (0.84%)
American Greetings Corp. Class A (a)	21,770	576,905
Blyth Inc.	1,891	53,043
Clorox Co. (The)	144,100	8,029,252

		8,659,200

INSURANCE (4.27%)
ACE Ltd.	118,044	5,294,273
Allstate Corp. (The) (a)	45,245	2,703,389
Ambac Financial Group Inc.	5,835	407,050
American International Group Inc.	243,352	14,138,751
Axis Capital Holdings Ltd.	55,884	1,581,517
Everest Re Group Ltd. (a)	49,296	4,584,528
Lincoln National Corp.	50,810	2,384,005
Loews Corp.	6,506	504,215
MetLife Inc.	38,250	1,718,955
Nationwide Financial Services Inc.	19,895	754,816

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
PartnerRe Ltd.	34,742	$2,238,080
Radian Group Inc.	8,009	378,185
Reinsurance Group of America Inc.	24,132	1,122,379
RenaissanceRe Holdings Ltd. (a)	42,362	2,085,905
StanCorp Financial Group Inc.	13,443	1,029,465
XL Capital Ltd. Class A (a)	41,929	3,120,356

		44,045,869

INTERNET (1.10%)
Amazon.com Inc. (a) (b)	47,787	1,580,794
Google Inc. Class A (b)	33,407	9,826,669

		11,407,463

INVESTMENT COMPANIES (0.07%)
American Capital Strategies Ltd.	19,368	699,378

		699,378

IRON & STEEL (0.26%)
Nucor Corp.	25,831	1,178,410
Steel Dynamics Inc.	43,796	1,149,645
United States Steel Corp. (a)	9,753	335,211

		2,663,266

LEISURE TIME (0.55%)
Brunswick Corp.	2,400	103,968
Polaris Industries Inc. (a)	24,878	1,343,412
Royal Caribbean Cruises Ltd. (a)	53,209	2,573,187
Sabre Holdings Corp. (a)	80,622	1,608,409

		5,628,976

LODGING (0.06%)
Choice Hotels International Inc.	9,942	653,189

		653,189

MACHINERY (0.44%)
AGCO Corp. (b)	9,816	187,682
Cummins Inc. (a)	31,317	2,336,561
Graco Inc.	45,620	1,554,273
Rockwell Automation Inc.	8,810	429,135

		4,507,651

MANUFACTURING (3.90%)
General Electric Co.	705,618	24,449,664
Ingersoll-Rand Co. Class A	13,086	933,686
3M Co.	205,927	14,888,522

		40,271,872

MEDIA (1.94%)
Comcast Corp. Class A (b)	353,284	10,845,819
Comcast Corp. Class A Special (b)	15,886	475,786

Security	Shares	Value

COMMON STOCKS (Cont.)

MEDIA (Cont.)
EchoStar Communications Corp.	11,580	$349,137
Gannett Co. Inc.	10,731	763,296
Gemstar-TV Guide International Inc. (b)	21,257	76,313
Media General Inc. Class A (a)	1,440	93,254
Meredith Corp.	16,254	797,421
Tribune Co. (a)	55,705	1,959,702
Viacom Inc. Class B	104,249	3,338,053
Walt Disney Co. (The) (a)	24,494	616,759
Washington Post Co. (The) Class B	873	728,981

		20,044,521

MINING (1.16%)
Phelps Dodge Corp. (a)	129,780	12,004,650

		12,004,650

OIL & GAS (9.21%)
Anadarko Petroleum Corp.	104,639	8,596,094
Chevron Corp.	6,153	344,076
ConocoPhillips	328,150	18,865,343
Devon Energy Corp.	86,334	4,375,407
Exxon Mobil Corp.	431,383	24,791,581
Marathon Oil Corp.	150,984	8,058,016
Occidental Petroleum Corp. (a)	157,205	12,093,781
Patterson-UTI Energy Inc.	110,891	3,086,097
Pogo Producing Co.	52,854	2,744,180
Valero Energy Corp.	152,597	12,071,949

		95,026,524

OIL & GAS SERVICES (1.05%)
Baker Hughes Inc.	211,155	10,802,690

		10,802,690

PACKAGING & CONTAINERS (0.01%)
Pactiv Corp. (b)	6,600	142,428

		142,428

PHARMACEUTICALS (6.88%)
Allergan Inc. (a)	115,317	9,829,621
Barr Pharmaceuticals Inc. (b)	28,081	1,368,668
Cardinal Health Inc. (a)	135,275	7,789,134
Express Scripts Inc. (b)	2,467	123,301
Forest Laboratories Inc. (b)	29,179	1,133,604
Gilead Sciences Inc. (b)	272,495	11,987,055
King Pharmaceuticals Inc. (b)	20,728	215,986
Merck & Co. Inc. (a)	556,569	17,142,325
Pfizer Inc.	470,144	12,966,572
Wyeth	189,678	8,440,671

		70,996,937

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (0.12%)
Health Care REIT Inc.	10,216	$385,041
Mack-Cali Realty Corp.	8,068	365,480
Trizec Properties Inc. (a)	23,061	474,365

		1,224,886

RETAIL (6.88%)
Aeropostale Inc. (b)	6,428	215,981
American Eagle Outfitters Inc.	49,688	1,522,937
AutoNation Inc. (a) (b)	119,209	2,446,169
Barnes & Noble Inc. (a) (b)	44,245	1,716,706
Best Buy Co. Inc.	11,042	756,929
Brinker International Inc. (b)	26,949	1,079,307
CBRL Group Inc.	39,677	1,541,848
Claire’s Stores Inc.	29,489	709,210
Costco Wholesale Corp. (a)	236,645	10,606,429
GameStop Corp. Class B (b)	14,463	432,444
Gap Inc. (The)	151,562	2,993,349
Home Depot Inc.	495,424	19,271,994
May Department Stores Co. (The)	13,253	532,240
Michaels Stores Inc.	18,673	772,502
PETCO Animal Supplies Inc. (b)	15,179	445,048
Staples Inc.	76,083	1,622,090
Wal-Mart Stores Inc.	504,550	24,319,310

		70,984,493

SAVINGS & LOANS (0.26%)
Astoria Financial Corp.	6,081	173,126
Independence Community Bank Corp.	16,104	594,721
Washington Mutual Inc.	48,086	1,956,619

		2,724,466

SEMICONDUCTORS (2.89%)
Broadcom Corp. Class A (a) (b)	58,503	2,077,442
Intel Corp. (a)	999,015	26,034,331
Lam Research Corp. (b)	8,648	250,273
QLogic Corp. (b)	46,248	1,427,676

		29,789,722

SOFTWARE (5.05%)
Adobe Systems Inc.	235,450	6,738,579
Autodesk Inc.	186,573	6,412,514
Dun & Bradstreet Corp. (b)	17,023	1,049,468
Intuit Inc. (a) (b)	72,709	3,279,903
Microsoft Corp.	1,394,514	34,639,728

		52,120,192

TELECOMMUNICATIONS (7.78%)
AT&T Corp.	73,889	1,406,847
CenturyTel Inc.	5,507	190,707
Cisco Systems Inc. (a) (b)	1,185,950	22,663,504

Security	Shares or principal	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Harris Corp.	11,314	$353,110
Motorola Inc.	565,219	10,320,899
Nextel Communications Inc. Class A (b)	58,688	1,896,209
QUALCOMM Inc.	468,032	15,449,736
Scientific-Atlanta Inc.	77,961	2,593,762
Sprint Corp. (FON Group)	226,911	5,693,197
Verizon Communications Inc. (a)	572,582	19,782,708

		80,350,679

TRANSPORTATION (1.20%)
Alexander & Baldwin Inc.	10,118	468,969
Burlington Northern Santa Fe Corp.	103,460	4,870,897
Hunt (J.B.) Transport Services Inc.	85,166	1,643,704
Norfolk Southern Corp.	21,075	652,482
Overseas Shipholding Group Inc. (a)	19,093	1,138,897
Ryder System Inc. (a)	84,538	3,094,091
Teekay Shipping Corp. (a)	12,629	554,413

		12,423,453

TOTAL COMMON STOCKS
(Cost: $1,004,015,578)		1,049,921,807

SHORT-TERM INVESTMENTS (7.61%)

COMMERCIAL PAPER (c) (1.94%)
Alpine Securitization Corp.
3.29%, 08/08/05	$105,252	104,886
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (d)	707,171	705,743
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (d)	1,613,857	1,610,820
ANZ National Bank Ltd.
2.94%, 08/15/05 (d)	175,419	174,758
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	667,453	666,327
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	350,839	350,534
Bryant Park Funding LLC
3.10%, 07/06/05 (d)	135,473	135,414
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (d)	126,323	126,190
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (d)	350,839	350,217
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (d)	439,292	438,606

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Charta LLC
3.31%, 08/11/05 (d)	$526,258	$524,274
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (d)	329,788	329,514
Dexia Delaware LLC
3.04%, 07/01/05	465,212	465,212
Edison Asset Securitization LLC
3.12%, 09/06/05 (d)	263,129	261,601
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (d)	580,452	578,026
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (d)	930,589	928,982
Ford Credit Floorplan Motown
3.33%, 08/08/05 (d)	70,168	69,921
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	379,986	379,354
General Electric Capital Corp.
2.74%, 07/07/05	175,419	175,339
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	333,297	332,846
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (d)	1,168,292	1,163,354
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (d)	1,061,241	1,059,674
Liberty Street Funding Corp.
3.05%, 07/01/05 (d)	175,419	175,419
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (d)	513,410	512,954
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	670,102	669,291
Nordea North America Inc.
2.74%, 07/11/05	175,419	175,286
Park Avenue Receivables Corp.
3.25%, 07/22/05 (d)	698,169	696,847
Park Granada LLC
3.08% - 3.09%, 07/01/05 (d)	175,560	175,559
Polonius Inc.
3.15%, 07/11/05 (d)	245,587	245,372
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (d)	1,141,169	1,140,422

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (c) (Cont.)
Santander Central Hispano
2.75%, 07/08/05	$438,548	$438,314
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (d)	627,612	626,387
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (d)	1,276,000	1,272,565
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (d)	1,142,327	1,141,129
Three Pillars Funding Corp.
3.30%, 07/28/05	51,015	50,889
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (d)	684,135	684,135
UBS Finance Delaware LLC
3.03%, 07/01/05	526,258	526,258
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	305,230	304,549
Yorktown Capital LLC
3.15%, 07/13/05	203,911	203,697

		19,970,665

FLOATING RATE NOTES (c) (3.27%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (d)	652,560	652,564
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	859,554	859,562
American Express Centurion Bank
3.29%, 06/29/06	140,335	140,336
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	999,890	1,000,009
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (d)	228,045	228,045
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	228,045	228,013
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (d)	1,803,310	1,803,293
BMW US Capital LLC
3.19%, 07/14/06 (d)	350,839	350,839
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	1,192,851	1,192,739

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (d)	$1,312,136	$1,312,053
Commodore CDO Ltd.
3.47%, 12/12/05 (d)	87,710	87,710
Credit Suisse First Boston
3.15%, 05/09/06	350,839	350,839
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	1,052,516	1,052,456
DEPFA Bank PLC
3.42%, 03/15/06	350,839	350,839
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (d)	849,029	849,060
Fairway Finance LLC
3.21%, 10/20/05	140,335	140,333
Fifth Third Bancorp
3.26%, 04/21/06 (d)	701,677	701,677
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (d)	245,587	245,595
General Electric Capital Corp.
3.28%, 07/07/06	157,877	158,048
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	50,399	50,399
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	403,464	403,464
Hartford Life Global Funding Trust
3.21%, 07/15/06	350,839	350,839
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (d)	1,052,516	1,052,517
HSBC Bank USA N.A.
3.57%, 05/04/06	122,793	122,878
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (d)	1,543,689	1,543,697
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (d)	368,380	368,381
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (d)	1,368,270	1,368,470
Lothian Mortgages PLC
3.29%, 01/24/06 (d)	526,258	526,258
Marshall & Ilsley Bank
3.36%, 02/20/06	350,839	351,108

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Metropolitan Life Global Funding I
3.14%, 07/06/06 (d)	$526,258	$526,258
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	526,258	526,219
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (d)	1,298,103	1,298,280
Norddeutsche Landesbank
3.11%, 07/27/05	350,839	350,830
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (d)	1,052,516	1,052,516
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	1,350,728	1,350,728
Principal Life Income Funding Trusts
3.21%, 05/10/06	263,129	263,142
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	995,504	995,224
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (d)	192,961	192,938
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (d)	2,003,288	2,003,341
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (d)	350,839	350,839
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	543,800	543,678
SunTrust Bank
3.17%, 04/28/06	526,258	526,258
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (d)	1,203,376	1,203,303
Toronto-Dominion Bank
3.81%, 06/20/06	438,548	438,590
UniCredito Italiano SpA
3.34%, 06/14/06	456,090	455,936
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (d)	904,870	904,871
Wells Fargo & Co.
3.19%, 07/14/06 (d)	175,419	175,439
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (d)	1,175,309	1,175,264
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (d)	1,178,817	1,178,777

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (c) (Cont.)
Winston Funding Ltd.
3.23%, 07/23/05 (d)	$250,499	$250,499
World Savings Bank
3.13%, 09/09/05	122,793	122,791

		33,727,742

MONEY MARKET FUNDS (0.57%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (c) (e) (f)	1,403,354	1,403,354
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (e) (f)	4,282,808	4,282,808
BlackRock Temp Cash Money Market Fund, 3.04% (c) (f)	50,822	50,822
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (c) (f)	122,989	122,989

		5,859,973

REPURCHASE AGREEMENTS (c) (1.19%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 5,959,502 and effective yields of 3.40% - 3.44%. (g)	$5,958,835	5,958,835
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 4,561,336 and effective yields of 3.43% - 3.44%. (g)	4,560,901	4,560,901
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 1,754,358 and an effective yield of 3.40%. (g)	1,754,193	1,754,193

		12,273,929

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (c) (0.56%)
American Express Centurion Bank
3.08%, 07/01/05	$263,129	$263,129
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	350,839	350,839
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	491,174	491,175
Credit Suisse First Boston
3.16%, 07/13/05	175,419	175,419
Deutsche Bank AG
3.31%, 07/01/05	14,426	14,426
HBOS Treasury Services PLC
3.39%, 12/14/05	210,503	210,503
Key Bank N.A.
3.34%, 07/01/05	1,052,516	1,052,516
Natexis Banques
2.98%, 08/18/05	350,839	350,839
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	631,509	631,494
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	280,671	280,669
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05	245,587	245,583
US Bank N.A.
3.12%, 07/08/05	350,839	350,839
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05	1,052,516	1,052,516
Wells Fargo Bank N.A.
3.04%, 07/01/05	350,839	350,839

		5,820,786

U.S. GOVERNMENT AGENCY NOTES (c) (0.05%)
Federal National Mortgage Association
2.33%, 07/22/05	526,258	525,544

		525,544

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. TREASURY OBLIGATIONS (0.03%)
U.S. Treasury Bill
3.04%, 09/22/05 (h) (i)	$340,000	$337,642

		337,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,516,298)		78,516,281

TOTAL INVESTMENTS IN SECURITIES (109.33%)
(Cost: $1,082,531,876)		1,128,438,088

Other Assets, Less Liabilities (-9.33%)		(96,328,453)

NET ASSETS (100.00%)		$1,032,109,635

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(d)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (09/16/05)	27	$8,069,625	$(42,178)

			$(42,178)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2005

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (34.78%)

ADVERTISING (0.13%)
Norfolk Southern Corp.
5.59%, 05/17/25	$598,000	$621,519
NTL Cable PLC
8.75%, 04/15/14	500,000	520,625

		1,142,144

AEROSPACE & DEFENSE (0.06%)
Armor Holdings Inc.
8.25%, 08/15/13	500,000	540,625

		540,625

AGRICULTURE (0.74%)
Monsanto Co.
7.38%, 08/15/12	1,500,000	1,755,030
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15 (a)	500,000	500,000
UST Inc.
6.63%, 07/15/12	4,000,000	4,469,836

		6,724,866

AUTO MANUFACTURERS (0.43%)
DaimlerChrysler NA Holding Corp.
4.13%, 03/07/07	2,000,000	1,991,308
4.75%, 01/15/08	1,000,000	1,003,864
4.88%, 06/15/10	950,000	945,632

		3,940,804

BANKS (2.17%)
Allstate Corp. (The)
5.55%, 05/09/35	900,000	931,311
Bank of America Corp.
7.80%, 02/15/10	4,500,000	5,146,767
Cincinnati Financial Corp.
6.13%, 11/01/34	1,400,000	1,537,423
CIT Group Funding Company of Canada
4.65%, 07/01/10 (a)	3,750,000	3,771,187
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,122,136
Popular North America Inc.
6.13%, 10/15/06	1,750,000	1,783,855
Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,064,162
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,276,380

		19,633,221

BUILDING MATERIALS (0.18%)
Masco Corp.
5.88%, 07/15/12	1,500,000	1,609,569

		1,609,569

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

CHEMICALS (0.06%)
Equistar Chemicals Funding
10.63%, 05/01/11	$500,000	$551,875

		551,875

COMMERCIAL SERVICES (0.59%)
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,172,472
7.38%, 01/15/13	1,000,000	1,144,959

		5,317,431

DISTRIBUTION & WHOLESALE (0.05%)
Wesco Distribution Inc.
9.13%, 06/01/08	433,000	441,660

		441,660

DIVERSIFIED FINANCIAL SERVICES (9.05%)
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	524,375
Boeing Capital Corp.
6.50%, 02/15/12 (b)	1,750,000	1,957,539
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,535,789
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,156,570
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,058,665
5.63%, 05/15/07	1,500,000	1,536,883
Ford Motor Credit Co.
5.80%, 01/12/09	7,100,000	6,740,002
6.88%, 02/01/06	2,000,000	2,019,990
General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,385,944
3.45%, 07/16/07	6,000,000	5,921,562
General Motors Acceptance Corp.
6.13%, 09/15/06	4,500,000	4,503,222
6.75%, 01/15/06	1,000,000	1,007,890
Global Cash Access LLC
8.75%, 03/15/12	500,000	543,750
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,959,815
5.13%, 01/15/15	3,500,000	3,564,925
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,987,158
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,995,410
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	5,500,000	5,480,337
4.80%, 03/13/14	1,000,000	1,010,475
Meridian Funding Co. LLC
3.32%, 10/06/08 (a)	2,806,228	2,805,313

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Merrill Lynch & Co. Inc.
3.28%, 10/19/07	$8,000,000	$8,003,016
SLM Corp.
5.63%, 04/10/07 (b)	7,500,000	7,689,375
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	514,375

		81,902,380

ELECTRIC (2.19%)
AES Corp.
8.75%, 05/15/13 (a)	500,000	558,750
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,552,188
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,555,656
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,585,494
8.63%, 04/15/31	700,000	966,431
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,330,554
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,973,882
7.00%, 03/15/13	4,750,000	5,297,352

		19,820,307

ELECTRICAL COMPONENTS & EQUIPMENT (0.06%)
Rayovac Corp.
8.50%, 10/01/13	500,000	522,500

		522,500

ENTERTAINMENT (0.11%)
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	525,625
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	520,000

		1,045,625

FOOD (0.25%)
Delhaize America Inc.
8.13%, 04/15/11	2,000,000	2,243,168

		2,243,168

FOREST PRODUCTS & PAPER (0.44%)
Georgia Pacific Corp.
8.13%, 05/15/11	1,500,000	1,691,250
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,266,012

		3,957,262

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

HEALTH CARE-SERVICES (0.94%)
Humana Inc.
7.25%, 08/01/06	$1,000,000	$1,027,423
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,580,100
4.88%, 03/15/15	1,250,000	1,276,544
5.00%, 08/15/14	2,500,000	2,586,780

		8,470,847

HOME BUILDERS (0.10%)
D.R. Horton Inc.
6.88%, 05/01/13	500,000	541,053
Pulte Homes Inc.
6.00%, 02/15/35	400,000	389,180

		930,233

HOUSEHOLD PRODUCTS & WARES (0.58%)
Clorox Co. (The)
3.53%, 12/14/07	5,250,000	5,256,951

		5,256,951

INSURANCE (3.32%)
AIG SunAmerica Global Finance IX
5.10%, 01/17/07 (a)	5,000,000	5,062,115
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,746,569
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,402,627
ASIF Global Financing XVII
3.85%, 11/26/07 (a)	6,500,000	6,421,597
Berkshire Hathaway Finance Corp.
3.18%, 01/11/08	1,400,000	1,399,822
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,179,124
Markel Corp.
7.35%, 08/15/34	1,000,000	1,121,884
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,700,920

		30,034,658

IRON & STEEL (0.21%)
International Steel Group Inc.
6.50%, 04/15/14	2,000,000	1,920,000

		1,920,000

LODGING (1.12%)
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	1,750,000	1,806,077
7.13%, 06/01/07	3,650,000	3,830,562
Marriott International Inc.
4.63%, 06/15/12	750,000	742,601
7.00%, 01/15/08	3,530,000	3,751,207

		10,130,447

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

MACHINERY (0.06%)
Columbus McKinnon Corp.
10.00%, 08/01/10	$500,000	$542,500

		542,500

MEDIA (0.84%)
Cox Communications Inc.
7.75%, 08/15/06	1,000,000	1,032,602
Dex Media East LLC
12.13%, 11/15/12	325,000	389,188
Time Warner Inc.
7.70%, 05/01/32	3,200,000	4,048,074
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,658,825
XM Satellite Radio Inc.
8.71%, 05/01/09	500,000	504,375

		7,633,064

MINING (0.07%)
Phelps Dodge Corp.
8.75%, 06/01/11	500,000	604,533

		604,533

OFFICE & BUSINESS EQUIPMENT (0.06%)
Xerox Corp.
9.75%, 01/15/09	500,000	568,125

		568,125

OIL & GAS (1.57%)
Amerada Hess Corp.
7.88%, 10/01/29	1,100,000	1,389,853
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,830,888
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	521,250
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,200,000	1,507,579
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,625,878
Diamond Offshore Drilling Inc.
4.88%, 07/01/15 (a)	1,750,000	1,749,207
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,991,060
5.75%, 03/01/35 (a)	1,500,000	1,464,431
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,095,000

		14,175,146

PHARMACEUTICALS (0.20%)
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	1,017,500
6.13%, 01/15/15	750,000	763,125

		1,780,625

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

PIPELINES (0.91%)
ANR Pipeline Co.
8.88%, 03/15/10	$500,000	$548,464
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,948,970
7.13%, 03/15/12	1,500,000	1,698,789
Utilicorp United Inc.
7.63%, 11/15/09	500,000	516,250
Williams Companies Inc.
7.13%, 09/01/11	500,000	540,000

		8,252,473

REAL ESTATE INVESTMENT TRUSTS (1.36%)
Duke Realty LP
3.70%, 12/22/06	4,250,000	4,252,720
iStar Financial Inc.
5.13%, 04/01/11	1,500,000	1,494,131
5.15%, 03/01/12	1,000,000	988,341
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,575,977

		12,311,169

RETAIL (0.62%)
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	520,000
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,258,744
8.88%, 04/15/11	1,550,000	1,878,014

		5,656,758

TELECOMMUNICATIONS (4.39%)
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,322,612
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,283,490
Corning Inc.
6.05%, 06/15/15	2,000,000	2,002,500
Dobson Communications Corp.
8.88%, 10/01/13	500,000	457,500
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,743,605
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,285,250
Nextel Partners Inc.
8.13%, 07/01/11	500,000	542,500
Sprint Capital Corp.
6.00%, 01/15/07	9,000,000	9,222,714
6.88%, 11/15/28	1,000,000	1,147,882
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,808,444
Verizon New York Inc.
7.38%, 04/01/32	1,000,000	1,174,517

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
Verizon New York Inc. Class A
6.88%, 04/01/12	$7,000,000	$7,736,211

		39,727,225

TRANSPORTATION (1.92%)
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	4,850,000	5,136,538
CNF Inc.
6.70%, 05/01/34	2,500,000	2,786,493
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,035,038
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	832,664
8.63%, 05/15/10	500,000	587,456

		17,378,189

TOTAL CORPORATE BONDS & NOTES
(Cost: $316,051,540)		314,766,380

COLLATERALIZED MORTGAGE OBLIGATIONS (4.07%)

MORTGAGE-BACKED SECURITIES (4.07%)
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	4,395,286	4,323,904
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1
5.00%, 08/25/19	5,583,007	5,598,712
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
4.17%, 07/10/37	3,200,000	3,194,868
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC3, Class A2
6.04%, 11/15/35	2,100,000	2,201,844
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	9,638,842	9,710,651
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	3,202,264	3,202,999
MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class 2A1
3.69%, 11/25/34	739,482	741,029
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A2
4.35%, 02/12/42	3,000,000	3,006,837
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,387,091	2,362,535

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	$2,555,533	$2,521,375

		36,864,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $36,567,027)		36,864,754

FOREIGN GOVERNMENT BONDS & NOTES (j) (0.58%)
United Mexican States
8.38%, 01/14/11	4,500,000	5,238,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $5,241,718)		5,238,000

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (58.07%)

MORTGAGE-BACKED SECURITIES (43.78%)
Federal Home Loan Mortgage Corp.
3.42%, 04/15/28	5,982,202	5,977,702
4.50%, 04/15/20	11,513,000	11,420,966
5.00%, 06/15/24	10,091,107	10,222,472
5.00%, 07/01/34 (c)	70,000,000	70,000,000
5.50%, 03/15/25	4,438,271	461,387
5.50%, 07/15/26 (c)	10,000,000	10,224,892
5.50%, 05/01/34	99,611	101,068
5.50%, 07/01/34 (c)	16,000,000	16,220,000
5.50%, 10/01/34	985,273	999,682
6.00%, 08/01/34	36,172,100	37,114,443
Federal National Mortgage Association
4.50%, 07/01/19 (c)	55,000,000	54,742,160
5.00%, 06/15/16	8,989,818	9,120,735
5.00%, 01/01/18	1,999,801	2,024,563
5.00%, 09/01/18	11,789,627	11,930,946
5.00%, 12/01/18	999,900	1,011,886
5.00%, 01/01/19	900,001	910,789
5.00%, 06/01/19	1,999,801	2,023,521
5.00%, 07/25/19	2,000,000	151,487
5.00%, 08/01/19	999,901	1,011,636
5.00%, 09/01/19	999,901	1,011,636
5.00%, 11/01/19	2,000,002	2,023,474
5.00%, 01/01/20	999,900	1,011,736
5.00%, 05/01/20	10,000,006	10,118,378
5.00%, 06/01/20	999,900	1,011,736
5.00%, 07/01/34 (c)	10,500,000	10,500,000
5.50%, 09/01/19	6,740,457	6,923,777
5.50%, 10/01/19	5,494,518	5,643,951
5.50%, 04/25/26 (c)	13,000,000	13,298,900
5.50%, 07/01/33	27,765,519	28,170,816
5.50%, 01/01/34	9,745,015	9,887,264
5.50%, 03/01/35	1,772,056	1,797,369
6.00%, 05/01/35	23,313,618	23,909,620
6.50%, 09/01/34	14,224,937	14,726,463
Government National Mortgage Association
5.50%, 07/01/34 (c)	20,000,000	20,418,760

		396,124,215

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.35%)
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19	$3,000,000	$2,989,357
Federal National Mortgage Association
4.50%, 12/25/12	1,528,000	1,532,602
5.00%, 05/15/22	29,500,000	29,875,703
5.00%, 01/25/25	13,800,000	14,042,263

		48,439,925

U.S. GOVERNMENT SECURITIES (8.94%)
U.S. Treasury Bonds
5.38%, 02/15/31 (b)	34,050,000	40,179,000
6.13%, 08/15/29 (b)	7,800,000	9,959,321
U.S. Treasury Notes
1.63%, 02/28/06 (d)	100,000	98,816
2.63%, 05/15/08 (d)	398,000	386,760
3.13%, 04/15/09 (d)	605,000	592,876
4.00%, 02/15/14	29,500,000	29,677,472

		80,894,245

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $522,325,496)		525,458,385

SHORT-TERM INVESTMENTS (25.98%)

COMMERCIAL PAPER (e) (9.64%)
Alpine Securitization Corp.
3.29%, 08/08/05	65,132	64,906
Amstel Funding Corp.
2.95% - 3.18%, 07/18/05 - 08/19/05 (a)	437,615	436,731
Amsterdam Funding Corp.
3.14% - 3.24%, 07/19/05 - 07/26/05 (a)	998,694	996,814
ANZ National Bank Ltd.
2.94%, 08/15/05 (a)	108,554	108,156
Barton Capital Corp.
3.15% - 3.29%, 07/14/05 - 07/28/05	413,036	412,339
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,107	216,919
Bryant Park Funding LLC
3.10%, 07/06/05 (a)	83,834	83,798
Cancara Asset Securitisation LLC
3.15%, 07/13/05 - 07/14/05 (a)	40,078,172	40,032,590
Cantabric Finance LLC
3.08% - 3.12%, 07/11/05 - 07/25/05 (a)	217,107	216,722
Chariot Funding LLC
3.13% - 3.29%, 07/12/05 - 07/28/05 (a)	271,844	271,421
Charta LLC
3.31%, 08/11/05 (a)	325,661	324,433

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (e) (Cont.)
Chesham Finance LLC
3.12% - 3.17%, 07/08/05 - 07/13/05 (a)	$204,081	$203,912
Dexia Delaware LLC
3.04%, 07/01/05	287,884	287,884
Edison Asset Securitization LLC
3.12%, 09/06/05 (a)	162,831	161,885
Fairway Finance LLC
3.12% - 3.23%, 07/11/05 - 09/15/05 (a)	359,198	357,697
Falcon Asset Securitization Corp.
3.17% - 3.24%, 07/14/05 - 07/21/05 (a)	575,871	574,875
Ford Credit Floorplan Motown
3.33%, 08/08/05 (a)	43,421	43,269
Gemini Securitization Corp.
3.18% - 3.24%, 07/15/05 - 07/25/05	235,145	234,754
General Electric Capital Corp.
2.74%, 07/07/05	108,554	108,504
Giro Funding Corp.
3.07% - 3.30%, 07/01/05 - 07/29/05	206,252	205,973
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05 (a)	722,968	719,911
Jupiter Securitization Corp.
3.12% - 3.24%, 07/13/05 - 07/27/05 (a)	656,722	655,752
Liberty Street Funding Corp.
3.05%, 07/01/05 (a)	108,554	108,554
Lockhart Funding LLC
3.15% - 3.16%, 07/11/05 - 07/12/05 (a)	317,711	317,428
Mortgage Interest Networking Trust
3.12% - 3.27%, 07/05/05 - 07/25/05	414,675	414,173
Nordea North America Inc.
2.74%, 07/11/05	108,554	108,471
Park Avenue Receivables Corp.
3.25%, 07/22/05 (a)	432,044	431,226
Park Granada LLC
3.08% - 3.09%, 07/01/05 (a)	108,641	108,641
Polonius Inc.
3.15%, 07/11/05 (a)	151,975	151,842
Ranger Funding Co. LLC
3.07% - 3.13%, 07/06/05 - 07/13/05 (a)	706,183	705,721
Santander Central Hispano
2.75%, 07/08/05	271,384	271,239

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (e) (Cont.)
Scaldis Capital LLC
2.75% - 3.29%, 07/08/05 - 07/29/05 (a)	$35,388,381	$35,347,811
Sydney Capital Corp.
3.11% - 3.21%, 07/08/05 - 08/17/05 (a)	789,620	787,494
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%, 07/07/05 - 07/15/05 (a)	706,899	706,157
Three Pillars Funding Corp.
3.30%, 07/28/05	31,570	31,491
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05 (a)	423,359	423,359
UBS Finance Delaware LLC
3.03%, 07/01/05	325,661	325,661
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	188,883	188,462
Yorktown Capital LLC
3.15%, 07/13/05	126,185	126,052

		87,273,027

FLOATING RATE NOTES (e) (2.31%)
Allstate Life Global Funding II
3.19% - 3.30%, 06/08/06 - 06/27/06 (a)	403,820	403,822
American Express Bank
3.24% - 3.29%, 10/17/05 - 06/29/06	531,913	531,918
American Express Centurion Bank
3.29%, 06/29/06	86,843	86,843
American Express Credit Corp.
3.19% - 3.32%, 08/09/05 - 10/26/05	618,756	618,831
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (a)	141,120	141,120
Bank of Nova Scotia
3.06% - 3.23%, 09/26/05 - 01/03/06	141,120	141,100
Beta Finance Inc.
3.13% - 3.60%, 09/23/05 - 06/09/06 (a)	1,115,932	1,115,921
BMW US Capital LLC
3.19%, 07/14/06 (a)	217,107	217,107
Canadian Imperial Bank of Commerce
3.14% - 3.26%, 09/13/05 - 12/14/05	738,165	738,097
CC USA Inc.
3.12% - 3.27%, 07/29/05 - 06/26/06 (a)	811,982	811,930

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (e) (Cont.)
Commodore CDO Ltd.
3.47%, 12/12/05 (a)	$54,277	$54,277
Credit Suisse First Boston
3.15%, 05/09/06	217,107	217,107
Danske Bank
3.14% - 3.24%, 08/12/05 - 10/17/05	651,322	651,285
DEPFA Bank PLC
3.42%, 03/15/06	217,107	217,107
Dorada Finance Inc.
3.12% - 3.29%, 07/29/05 - 06/26/06 (a)	525,400	525,420
Fairway Finance LLC
3.21%, 10/20/05	86,843	86,842
Fifth Third Bancorp
3.26%, 04/21/06 (a)	434,215	434,215
Five Finance Inc.
3.27% - 3.30%, 02/27/06 - 06/26/06 (a)	151,975	151,980
General Electric Capital Corp.
3.28%, 07/07/06	97,698	97,804
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,188	31,188
Greenwich Capital Holdings Inc.
3.09% - 3.15%, 09/02/05 - 02/10/06	249,673	249,674
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,107	217,107
HBOS Treasury Services PLC
3.15% - 3.51%, 01/10/06 - 04/24/06 (a)	651,322	651,321
HSBC Bank USA N.A.
3.57%, 05/04/06	75,988	76,039
K2 USA LLC
3.09% - 3.24%, 07/25/05 - 06/02/06 (a)	955,272	955,277
Leafs LLC
3.26%, 01/20/06 - 02/21/06 (a)	227,963	227,963
Links Finance LLC
3.19% - 3.58%, 11/16/05 - 03/15/06 (a)	846,719	846,842
Lothian Mortgages PLC
3.29%, 01/24/06 (a)	325,661	325,661
Marshall & Ilsley Bank
3.36%, 02/20/06	217,107	217,274
Metropolitan Life Global Funding I
3.14%, 07/06/06 (a)	325,661	325,661
National City Bank (Ohio)
3.09% - 3.11%, 08/09/05 - 01/06/06	325,661	325,637

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (e) (Cont.)
Nationwide Building Society
3.16% - 3.51%, 01/13/06 - 07/07/06 (a)	$803,297	$803,407
Norddeutsche Landesbank
3.11%, 07/27/05	217,107	217,102
Northern Rock PLC
3.15% - 3.28%, 10/25/05 - 05/03/06 (a)	651,322	651,322
Permanent Financing PLC
3.15% - 3.20%, 09/12/05 - 06/12/06	835,863	835,864
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,831	162,838
Royal Bank of Scotland
3.07% - 3.26%, 04/05/06 - 06/27/06	616,042	615,869
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06 (a)	119,409	119,395
Sigma Finance Inc.
3.10% - 3.60%, 08/17/05 - 03/20/06 (a)	1,239,683	1,239,717
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (a)	217,107	217,107
Societe Generale
3.15% - 3.26%, 03/30/06 - 06/13/06	336,516	336,441
SunTrust Bank
3.17%, 04/28/06	325,661	325,661
Tango Finance Corp.
3.19% - 3.28%, 07/25/05 - 06/21/06 (a)	744,678	744,632
Toronto-Dominion Bank
3.81%, 06/20/06	271,384	271,410
UniCredito Italiano SpA
3.34%, 06/14/06	282,240	282,144
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (a)	559,956	559,956
Wells Fargo & Co.
3.19%, 07/14/06 (a)	108,554	108,566
WhistleJacket Capital LLC
3.14% - 3.24%, 07/15/05 - 06/22/06 (a)	727,310	727,282
White Pine Finance LLC
3.07% - 3.28%, 07/05/05 - 06/20/06 (a)	729,481	729,456
Winston Funding Ltd.
3.23%, 07/23/05 (a)	155,015	155,015
World Savings Bank
3.13%, 09/09/05	75,988	75,986

		20,871,540

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (12.75%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares, 3.22% (e) (f) (g)	868,430	$868,430
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares, 3.20% (f) (g)	114,387,882	114,387,882
BlackRock Temp Cash Money Market Fund, 3.04% (e) (g)	31,450	31,450
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares, 3.13% (e) (g)	76,109	76,109

		115,363,871

REPURCHASE AGREEMENTS (e) (0.84%)
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 3,687,823 and effective yields of 3.40% - 3.44%. (h)	$3,687,472	3,687,472
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of 2,822,665 and effective yields of 3.43% - 3.44%. (h)	2,822,396	2,822,396
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of 1,085,639 and an effective yield of 3.40%. (h)	1,085,537	1,085,537

		7,595,405

TIME DEPOSITS (0.40%)
American Express Centurion Bank
3.08%, 07/01/05 (e)	162,831	162,831
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05 (e)	217,107	217,107
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05 (e)	303,950	303,950
Credit Suisse First Boston
3.16%, 07/13/05 (e)	108,554	108,554
Deutsche Bank AG
3.31%, 07/01/05 (e)	8,927	8,927
HBOS Treasury Services PLC
3.39%, 12/14/05 (e)	130,264	130,264
Key Bank N.A.
3.34%, 07/01/05 (e)	651,322	651,322
Lehman Brothers Inc.
3.21%, 04/01/10 (i)	50,000	50,000

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

Security	Shares or principal	Value

SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
Natexis Banques
2.98%, 08/18/05 (e)	$217,107	$217,107
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05 (e)	390,793	390,784
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05 (e)	173,686	173,685
UBS Finance Delaware LLC
3.02% - 3.05%, 07/01/05 - 07/05/05 (e)	151,975	151,973
US Bank N.A.
3.12%, 07/08/05 (e)	217,107	217,107
Washington Mutual Bank
3.15% - 3.28%, 07/28/05 - 08/09/05 (e)	651,322	651,322
Wells Fargo Bank N.A.
3.04%, 07/01/05 (e)	217,107	217,107

		3,652,040

U.S. GOVERNMENT AGENCY NOTES (e) (0.04%)
Federal National Mortgage Association
2.33%, 07/22/05	325,661	325,219

		325,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $235,081,102)		235,081,102

TOTAL INVESTMENTS IN SECURITIES (123.48%)
(Cost: $1,115,266,883)		1,117,408,621

Security	Principal	Value

SECURITIES SOLD SHORT (-1.70%)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (-1.70%)
Federal National Mortgage Association
6.00%, 07/01/35 (c)	$(15,000,000)	$(15,375,000)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $15,392,578)		(15,375,000)

Other Assets, Less Liabilities (-21.78%)		(197,134,097)

NET ASSETS (100.00%)		$904,899,524

(a)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	To-be-announced (TBA). See Note 1.
(d)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(f)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(i)	This security is held as collateral for open swaps contracts. See Note 1.
(j)	Investments are denominated in U.S. dollars.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation (depreciation)

U.S. 5-Year Note (09/30/05)	129	$14,046,891	$(9,281)

U.S. 10-Year Note (09/30/05)	443	50,266,656	261,803

U.S. Long Bond (09/30/05)	58	6,887,500	85,300

90-Day Euro (09/19/05)	561	134,850,375	(50,922)

U.S. 2-Year Note (08/26/05)	(44)	(9,138,250)	12,919

90-Day Euro (03/13/06)	(210)	(50,405,250)	219,542

			$519,361

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2005

(Unaudited)

As of June 30, 2005, the Master Portfolio held the following open swap contracts:

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps

Agreement with Deutsche Bank AG dated 3/10/05 to receive 0.66% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Royal Caribbean Cruises Ltd. 8.75% due 2/2/11. Expiring 3/20/10.	$5,000,000	$(209,345)

Agreement with Deutsche Bank AG dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,850,000	6,692

Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	(1,012)

Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	5,051

Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07	2,000,000	2,690

Agreement with J.P. Morgan Chase & Co. dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	2,925,000	3,346

Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 2.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	4,500,000	(90,991)

Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,250,000	(128,999)

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps (Cont.)

Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.000% due 12/15/10. Expiring 12/20/09.	$2,000,000	$28,187

Agreement with Lehman Brothers, Inc. dated 4/14/05 to pay 2.10% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,800,000	128,450

Agreement with Lehman Brothers, Inc. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,000,000	(125,853)

		$(381,784)

Swaptions

Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%. Expiring 6/23/09.	18,200,000	$235,840

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations

June 30, 2005

(Unaudited)

S&P 500 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$504,012,139	21.39%
Financial	467,881,428	19.86
Technology	268,675,483	11.40
Industrial	257,580,609	10.92
Communications	239,156,743	10.14
Consumer Cyclical	218,964,705	9.29
Energy	202,149,870	8.58
Utilities	79,169,079	3.36
Basic Materials	61,278,255	2.61
Futures Contracts	(578,642)	(0.02)
Short-Term and Other Net Assets	58,352,409	2.47

TOTAL	$2,356,642,078	100.00%

RUSSELL 2000 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Financial	$52,237,937	20.79%
Consumer Non-Cyclical	46,764,113	18.61
Consumer Cyclical	33,380,573	13.29
Industrial	31,941,637	12.71
Technology	24,281,710	9.66
Communications	22,327,841	8.89
Energy	12,445,523	4.95
Basic Materials	8,521,320	3.39
Exchange-Traded Funds	6,817,174	2.71
Utilities	6,456,366	2.57
Diversified	421,965	0.17
Futures Contracts	115,488	0.05
Short-Term and Other Net Assets	5,574,639	2.21

TOTAL	$251,286,286	100.00%

INTERNATIONAL INDEX MASTER PORTFOLIO

Industry/Investment Type	Value	% of Net Assets

Banks	$23,392,903	17.57%
Oil & Gas	11,468,716	8.61
Telecommunications	10,940,307	8.22
Pharmaceuticals	9,647,472	7.25
Insurance	6,067,168	4.56
Food	5,648,196	4.24
Electric	5,330,021	4.00
Auto Manufacturers	3,884,995	2.92
Retail	3,313,908	2.49
Chemicals	3,272,203	2.46
Real Estate	2,829,041	2.12
Mining	2,652,592	1.99
Media	2,580,645	1.94
Diversified Financial Services	2,404,564	1.81
Transportation	2,207,371	1.66
Building Materials	2,103,680	1.58

INTERNATIONAL INDEX MASTER PORTFOLIO (Cont.)

Industry/Investment Type	Value	% of Net Assets

Manufacturing	$2,103,114	1.58%
Electronics	1,971,765	1.48
Beverages	1,770,225	1.33
Engineering & Construction	1,739,577	1.31
Exchange-Traded Funds	1,715,825	1.29
Commercial Services	1,578,221	1.18
Electrical Components & Equipment	1,237,600	0.93
Distribution & Wholesale	1,208,401	0.91
Home Furnishings	1,201,616	0.90
Iron & Steel	1,141,130	0.86
Agriculture	1,128,750	0.85
Holding Companies - Diversified	1,028,785	0.77
Auto Parts & Equipment	1,015,907	0.76
Health Care - Products	967,670	0.73
Software	850,058	0.64
Office & Business Equipment	842,843	0.63
Water	826,497	0.62
Semiconductors	809,830	0.61
Gas	790,115	0.59
Machinery	754,363	0.57
Aerospace & Defense	752,149	0.56
Hand & Machine Tools	692,463	0.52
Computers	679,249	0.51
Cosmetics & Personal Care	657,944	0.49
Forest Products & Paper	562,380	0.42
Entertainment	538,777	0.40
Advertising	496,604	0.37
Home Builders	464,345	0.35
Internet	454,183	0.34
Leisure Time	440,124	0.33
Household Products & Wares	382,426	0.29
Apparel	335,287	0.25
Airlines	327,061	0.25
Real Estate Investment Trusts	319,721	0.24
Lodging	279,553	0.21
Textiles	269,980	0.20
Metal Fabricate & Hardware	182,120	0.14
Food Service	173,511	0.13
Toys, Games & Hobbies	170,815	0.13
Packaging & Containers	165,934	0.12
Investment Companies	144,256	0.11
Tobacco	140,273	0.11
Venture Capital	136,313	0.10
Oil & Gas Services	129,739	0.10
Biotechnology	114,101	0.09
Health Care - Services	40,222	0.03
Environmental Control	39,992	0.03
Shipbuilding	36,329	0.03
Housewares	31,658	0.02
Futures Contracts	20,932	0.02
Storage & Warehousing	20,486	0.02
Energy - Alternate Sources	19,190	0.01
Office Furnishings	12,151	0.01
Short-Term and Other Net Assets	1,483,548	1.11

TOTAL	$133,139,890	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Continued)

June 30, 2005

(Unaudited)

LIFEPATH RETIREMENT MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$134,471,930	64.50%
Domestic Equity	55,264,205	26.51
Foreign Equity	18,349,440	8.80
Short-Term and Other Net Assets	403,612	0.19

TOTAL	$208,489,187	100.00%

LIFEPATH 2010 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$304,107,465	52.53%
Domestic Equity	203,090,655	35.08
Foreign Equity	67,603,480	11.68
Short-Term and Other Net Assets	4,128,946	0.71

TOTAL	$578,930,546	100.00%

LIFEPATH 2020 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$439,706,352	48.64%
Domestic Fixed Income	316,658,434	35.03
Foreign Equity	145,239,278	16.07
Short-Term and Other Net Assets	2,335,456	0.26

TOTAL	$903,939,520	100.00%

LIFEPATH 2030 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$319,374,613	58.53%
Domestic Fixed Income	117,422,688	21.52
Foreign Equity	105,962,704	19.42
Short-Term and Other Net Assets	2,862,406	0.53

TOTAL	$545,622,411	100.00%

LIFEPATH 2040 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$219,902,180	62.15%
Foreign Equity	70,678,668	19.98
Domestic Fixed Income	32,239,032	9.11
Short-Term and Other Net Assets	30,992,126	8.76

TOTAL	$353,812,006	100.00%

ACTIVE STOCK MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$264,911,060	25.67%
Financial	213,301,756	20.67
Communications	111,802,663	10.83
Technology	111,658,531	10.81
Energy	105,829,214	10.25
Consumer Cyclical	99,163,808	9.61
Industrial	85,203,721	8.26
Utilities	32,263,561	3.13
Basic Materials	25,787,493	2.50
Futures Contracts	(42,178)	(0.01)
Short-Term and Other Net Assets	(17,769,994)	(1.72)

TOTAL	$1,032,109,635	100.00%

COREALPHA BOND MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Mortgage-Backed Securities	$409,465,177	45.25%
Government	158,095,962	17.47
Financial	143,881,428	15.90
Communications	48,502,433	5.36
Consumer Non-Cyclical	29,793,888	3.30
Energy	22,427,619	2.48
Consumer Cyclical	22,145,527	2.44
Industrial	20,593,383	2.28
Utilities	19,820,307	2.19
Basic Materials	7,033,670	0.78
Technology	568,125	0.06
Futures Contracts	519,361	0.06
Swap Agreements	(145,944)	(0.02)
Securities sold short	(15,375,000)	(1.70)
Short-Term and Other Net Assets	37,573,588	4.15

TOTAL	$904,899,524	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	S&P 500 Index Master Portfolio	Russell 2000 Index Master Portfolio	International Index Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$2,552,668,884	$258,308,380	$145,600,450

Affiliated issuers (a)	$56,530,843	$9,450,612	$3,770,035

Foreign currencies, at cost	$—	$—	$943,842

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$2,472,268,678	$287,658,659	$157,665,946
Affiliated issuers (a)	56,530,843	12,467,326	3,999,407
Foreign currencies, at value (c)	—	—	931,718
Receivables:
Investment securities sold	—	134,180	804,421
Dividends and interest	2,939,718	287,108	458,009
Due from broker - variation margin	—	—	20,784

Total Assets	2,531,739,239	300,547,273	163,880,285

Liabilities
Payables:
Investment securities purchased	—	88,017	1,478,348
Due to broker - variation margin	382,738	10,040	—
Collateral for securities loaned (Note 4)	173,922,751	49,142,622	29,234,936
Due to bank	695,051	—	—
Investment advisory fees (Note 2)	96,621	16,246	16,267
Administration fees (Note 2)	—	4,062	10,844

Total Liabilities	175,097,161	49,260,987	30,740,395

Net Assets	$2,356,642,078	$251,286,286	$133,139,890

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $169,424,024, $47,406,217 and $27,830,113, respectively. See Note 4.
(c)	Includes $147,255 of foreign currencies held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702

Affiliated issuers (a)	$29,194,009	$100,681,695	$205,074,598	$145,165,630	$143,842,191

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702
Affiliated issuers (a)	32,026,844	110,601,536	224,500,736	158,231,394	151,301,316
Affiliated Master Portfolios (a)	177,308,986	469,700,474	685,420,313	388,317,671	216,261,730
Receivables:
Investment securities sold	814,507	3,651,036	6,379,208	6,745,450	29,977,208
Dividends and interest	8,803	28,446	81,099	31,191	33,006
Contributions	200,000	3,600,000	450,000	1,700,000	30,300,000

Total Assets	223,449,333	618,348,434	1,075,805,489	603,576,410	472,767,962

Liabilities
Payables:
Investment securities purchased	1,615,019	8,050,647	9,805,622	8,457,217	73,187,842
Collateral for securities loaned (Note 4)	13,343,601	31,362,548	162,051,652	49,490,578	45,763,801
Investment advisory fees (Note 2)	1,526	4,693	8,695	6,204	4,313

Total Liabilities	14,960,146	39,417,888	171,865,969	57,953,999	118,955,956

Net Assets	$208,489,187	$578,930,546	$903,939,520	$545,622,411	$353,812,006

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $12,948,067, $30,431,754, $157,511,772, $48,116,063 and $44,452,463, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2005 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Assets
Investments, at cost:

Unaffiliated issuers	$1,076,845,714	$1,000,010,571

Affiliated issuers (a)	$5,686,162	$115,256,312

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$1,122,751,926	$1,002,152,309
Affiliated issuers (a)	5,686,162	115,256,312
Deposits with brokers for securities sold short	—	15,425,078
Receivables:
Investment securities sold	10,136,217	72,121,272
Dividends and interest	1,028,344	8,327,998
Due from broker - variation margin	—	98,296

Total Assets	1,139,602,649	1,213,381,265

Liabilities
Payables:
Investment securities purchased	33,214,750	246,718,361
Due to bank	49,647	—
Due to broker - variation margin	34,343	—
Payable for closed swap contracts	—	270,840
Collateral for securities loaned (Note 4)	73,895,832	45,728,532
Collateral for open swap contracts (Note 1)	—	100,002
Securities sold short, at value (Proceeds: $15,392,578) (Note 1)	—	15,375,000
Interest on securities sold short	—	32,925
Investment advisory fees (Note 2)	213,173	182,915
Administration fees (Note 2)	85,269	73,166

Total Liabilities	107,493,014	308,481,741

Net Assets	$1,032,109,635	$904,899,524

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $72,035,740 and $44,621,646, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2005 (Unaudited)

	S&P 500 Index Master Portfolio	Russell 2000 Index Master Portfolio	International Index Master Portfolio

Net Investment Income
Dividends (a)	$20,788,478	$1,429,012	$2,279,734
Dividends from affiliated issuers (b)	—	45,000	28,262
Interest	60,955	5,941	2,409
Interest from affiliated issuers (b)	1,062,156	118,988	9,552
Securities lending income (c)	100,849	80,079	38,802

Total investment income	22,012,438	1,679,020	2,358,759

Expenses (Note 2)
Investment advisory fees	589,288	92,861	92,376
Administration fees	—	23,215	61,584

Total expenses	589,288	116,076	153,960

Net investment income	21,423,150	1,562,944	2,204,799

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sale of investments	(10,617,477)	7,927,493	(97,558)
Net realized gain from sale of investments of affiliated issuers (b)	—	—	160,500
Net realized gain from in-kind redemptions	37,267,403	—	—
Net realized gain on futures contracts	2,438,753	289,351	83,865
Net realized loss on foreign currency transactions	—	—	(70,990)
Net increase from payments by affiliates (Note 2)	—	13,685	—
Net change in unrealized appreciation (depreciation) of investments	(70,480,299)	(12,135,629)	(3,577,686)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,139,930)	32,394	(2,017)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	—	—	(39,058)

Net realized and unrealized loss	(42,531,550)	(3,872,706)	(3,542,944)

Net decrease in net assets resulting from operations	$(21,108,400)	$(2,309,762)	$(1,338,145)

(a)	Net of foreign withholding tax of $—, $551 and $130,052, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Net Investment Income
Dividends	$494	$10,570	$12,001	$7,001	$12,319
Dividends from affiliated issuers (a)	59,240	182,565	339,239	233,236	145,479
Dividends allocated from Master Portfolios	364,476	1,392,662	3,045,285	2,203,874	1,462,557
Interest from affiliated issuers (a)	16,250	41,586	77,763	50,415	39,515
Interest allocated from Master Portfolios	2,701,130	5,994,248	6,157,755	2,232,490	603,829
Securities lending income (b)	16,980	67,834	151,227	75,120	44,930
Expenses allocated from Master Portfolios	(289,814)	(758,561)	(1,097,749)	(615,429)	(337,466)

Total investment income	2,868,756	6,930,904	8,685,521	4,186,707	1,971,163

Expenses (Note 2)
Investment advisory fees	338,112	923,239	1,430,362	847,856	480,907

Total expenses	338,112	923,239	1,430,362	847,856	480,907
Less investment advisory fees waived	(329,590)	(896,769)	(1,381,550)	(814,717)	(458,216)

Net expenses	8,522	26,470	48,812	33,139	22,691

Net investment income	2,860,234	6,904,434	8,636,709	4,153,568	1,948,472

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of investments of affiliated issuers (a)	197,045	729,410	596,875	469,289	(50,517)
Net realized gain allocated from Master Portfolios	1,183,053	4,301,596	9,018,475	6,406,900	4,203,479
Net realized gain on foreign currency transactions	—	19	4	17	—
Net change in unrealized appreciation (depreciation) of investments	(369,746)	(1,433,259)	(2,456,208)	(1,764,723)	(1,005,154)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(581,496)	(2,381,598)	(5,034,133)	(3,791,493)	(2,453,841)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(360)	(1,067)	(2,965)	(1,142)	(959)

Net realized and unrealized gain	428,496	1,215,101	2,122,048	1,318,848	693,008

Net increase in net assets resulting from operations	$3,288,730	$8,119,535	$10,758,757	$5,472,416	$2,641,480

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2005 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Net Investment Income
Dividends (a)	$8,468,852	$—
Interest	5,381	15,848,368
Interest from affiliated issuers (b)	50,179	1,908,138
Securities lending income (c)	26,060	49,882

Total investment income	8,550,472	17,806,388

Expenses (Note 2)
Investment advisory fees	1,199,726	1,013,859
Administration fees	479,890	405,544

Total expenses	1,679,616	1,419,403

Net investment income	6,870,856	16,386,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sale of investments	24,220,021	(1,318,338)
Net realized gain (loss) on futures contracts	(68,922)	2,275,368
Net realized loss on swap contracts	—	(194,824)
Net change in unrealized appreciation (depreciation) of investments	(15,219,264)	1,703,284
Net change in unrealized appreciation (depreciation) of futures contracts	(84,931)	447,866
Net change in unrealized appreciation (depreciation) of securities sold short	—	22,876
Net change in unrealized appreciation (depreciation) of swap contracts	—	(1,110,742)

Net realized and unrealized gain	8,846,904	1,825,490

Net increase in net assets resulting from operations	$15,717,760	$18,212,475

(a)	Net of foreign withholding tax of $828 and $—, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500 Index Master Portfolio		Russell 2000 Index Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$21,423,150	$53,575,520	$1,562,944	$2,412,137
Net realized gain	29,088,679	538,623,460	8,230,529	7,467,042
Net change in unrealized appreciation (depreciation)	(71,620,229)	(290,833,407)	(12,103,235)	24,620,777

Net increase (decrease) in net assets resulting from operations	(21,108,400)	301,365,573	(2,309,762)	34,499,956

Interestholder transactions:
Contributions	417,875,155	820,705,368	29,860,984	72,118,119
Withdrawals	(446,927,226)	(2,346,660,989)	(14,703,710)	(23,020,912)

Net increase (decrease) in net assets resulting from interestholder transactions	(29,052,071)	(1,525,955,621)	15,157,274	49,097,207

Increase (decrease) in net assets	(50,160,471)	(1,224,590,048)	12,847,512	83,597,163

NET ASSETS:
Beginning of period	2,406,802,549	3,631,392,597	238,438,774	154,841,611

End of period	$2,356,642,078	$2,406,802,549	$251,286,286	$238,438,774

	International Index Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$2,204,799	$2,062,047
Net realized gain	75,817	9,781,972
Net change in unrealized appreciation (depreciation)	(3,618,761)	9,674,096

Net increase (decrease) in net assets resulting from operations	(1,338,145)	21,518,115

Interestholder transactions:
Contributions	26,354,950	48,216,915
Withdrawals	(7,117,952)	(105,653,374)

Net increase (decrease) in net assets resulting from interestholder transactions	19,236,998	(57,436,459)

Increase (decrease) in net assets	17,898,853	(35,918,344)

NET ASSETS:
Beginning of period	115,241,037	151,159,381

End of period	$133,139,890	$115,241,037

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$2,860,234	$4,064,479	$6,904,434	$9,521,401
Net realized gain	1,380,098	6,723,311	5,031,025	19,706,190
Net change in unrealized appreciation (depreciation)	(951,602)	1,295,008	(3,815,924)	6,868,671

Net increase in net assets resulting from operations	3,288,730	12,082,798	8,119,535	36,096,262

Interestholder transactions:
Contributions	49,528,280	165,649,858	127,009,847	381,914,274
Withdrawals	(25,201,463)	(98,229,192)	(48,975,481)	(163,689,096)

Net increase in net assets resulting from interestholder transactions	24,326,817	67,420,666	78,034,366	218,225,178

Increase in net assets	27,615,547	79,503,464	86,153,901	254,321,440

NET ASSETS:
Beginning of period	180,873,640	101,370,176	492,776,645	238,455,205

End of period	$208,489,187	$180,873,640	$578,930,546	$492,776,645

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$8,636,709	$14,874,419	$4,153,568	$7,469,272
Net realized gain	9,615,354	19,502,624	6,876,206	33,016,584
Net change in unrealized appreciation (depreciation)	(7,493,306)	37,235,104	(5,557,358)	5,172,895

Net increase in net assets resulting from operations	10,758,757	71,612,147	5,472,416	45,658,751

Interestholder transactions:
Contributions	220,015,973	537,563,465	144,148,110	341,379,439
Withdrawals	(52,783,632)	(354,707,063)	(36,292,950)	(179,195,644)

Net increase in net assets resulting from interestholder transactions	167,232,341	182,856,402	107,855,160	162,183,795

Increase in net assets	177,991,098	254,468,549	113,327,576	207,842,546

NET ASSETS:
Beginning of period	725,948,422	471,479,873	432,294,835	224,452,289

End of period	$903,939,520	$725,948,422	$545,622,411	$432,294,835

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$1,948,472	$4,098,676
Net realized gain	4,152,962	4,988,726
Net change in unrealized appreciation (depreciation)	(3,459,954)	19,707,923

Net increase in net assets resulting from operations	2,641,480	28,795,325

Interestholder transactions:
Contributions	145,183,019	196,012,271
Withdrawals	(28,623,356)	(152,070,048)

Net increase in net assets resulting from interestholder transactions	116,559,663	43,942,223

Increase in net assets	119,201,143	72,737,548

NET ASSETS:
Beginning of period	234,610,863	161,873,315

End of period	$353,812,006	$234,610,863

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004 (a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004 (a) to December 31, 2004

Increase (decrease) in net assets

Operations:
Net investment income	$6,870,856	$10,779,499	$16,386,985	$16,778,720
Net realized gain (loss)	24,151,099	20,580,275	762,206	(3,269,330)
Net change in unrealized appreciation (depreciation)	(15,304,195)	61,168,229	1,063,284	577,649

Net increase in net assets resulting from operations	15,717,760	92,528,003	18,212,475	14,087,039

Interestholder transactions:
Contributions	198,585,000	982,486,302	166,325,000	868,565,757
Withdrawals	(36,000,000)	(221,207,430)	(3,545,000)	(158,745,747)

Net increase in net assets resulting from interestholder transactions	162,585,000	761,278,872	162,780,000	709,820,010

Increase in net assets	178,302,760	853,806,875	180,992,475	723,907,049

NET ASSETS:
Beginning of period	853,806,875	—	723,907,049	—

End of period	$1,032,109,635	$853,806,875	$904,899,524	$723,907,049

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant accounting policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Active Stock, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Russell 2000 Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Active Stock and CoreAlpha Bond Master Portfolios each commenced operations on March 15, 2004.

The International Index Master Portfolio invests in the securities of foreign issuers which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Restructuring of the LifePath Master Portfolios

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds (“ETFs”) in the iShares® family of funds.

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2005, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.15%	14.86%
LifePath 2010	16.04	33.61
LifePath 2020	35.73	34.99
LifePath 2030	26.25	12.98
LifePath 2040	17.83	3.56

Security transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
S&P 500 Index	$2,661,869,969	$256,890,728	$(389,961,176)	$(133,070,448)
Russell 2000 Index	267,614,453	46,870,988	(14,359,456)	32,511,532
International Index	154,798,447	12,813,190	(5,946,284)	6,866,906
LifePath Retirement (a)	42,284,202	2,832,835	—	2,832,835
LifePath 2010 (a)	131,448,637	9,919,841	—	9,919,841
LifePath 2020 (a)	364,056,080	19,418,789	—	19,418,789
LifePath 2030 (a)	193,724,015	13,058,083	—	13,058,083
LifePath 2040 (a)	188,749,638	7,446,380	—	7,446,380
Active Stock	1,087,018,922	80,474,039	(39,054,873)	41,419,166
CoreAlpha Bond	1,115,739,875	6,762,610	(5,093,864)	1,668,746

(a) Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond, International Index, Russell 2000 Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Active Stock, Russell 2000 Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with a total face amount of $340,000, $675,000 and $2,800,000, respectively and the CoreAlpha Bond Master Portfolio has pledged to brokers U.S. Treasury Notes with a total face amount of $1,103,000 for initial margin requirements.

The International Index Master Portfolio has pledged to brokers foreign currencies with an aggregate market value of $147,255 as of June 30, 2005 for initial margin requirements.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the Master Portfolios’ cash collateral for securities on loan for each Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

Forward foreign currency exchange contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2005, the Master Portfolio held no forward foreign currency exchange contracts.

Swap agreements

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of June 30, 2005, the Master Portfolio did not hold any index or interest-rate swap contracts.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

Options on swap agreements

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment advisory fee
S&P 500 Index	0.05%
Russell 2000 Index	0.08
LifePath Retirement	0.35
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

For its investment advisory services to the International Index Master Portfolio, BGFA is entitled to an annual investment advisory fee based on the Master Portfolio’s average daily net assets as follows:

Investment Advisory Fee	Average daily net assets
0.15%	First $1 billion
0.10	Over $1 billion

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2005, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived investment advisory fees
LifePath Retirement	$329,590
LifePath 2010	896,769
LifePath 2020	1,381,550
LifePath 2030	814,717
LifePath 2040	458,216

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

MIP has entered into an administrative services arrangement with Barclays Global Investors, N.A. (“BGI”) who has agreed to provide general administrative services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to a corresponding feeder fund that invests substantially all of its assets in these Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from these Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities lending agent fees
S&P 500 Index	$100,849
Russell 2000 Index	80,079
International Index	38,802
LifePath Retirement	16,980
LifePath 2010	67,834
LifePath 2020	151,227
LifePath 2030	75,120
LifePath 2040	44,930
Active Stock	26,060
CoreAlpha Bond	49,882

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. As a result of using an index approach to investing, the LifePath Master Portfolios held shares of Barclays PLC prior to March 15, 2004, the date the LifePath Master Portfolios converted to a fund-of-funds structure. Barclays PLC is an affiliate of BGFA, the Master Portfolios’ investment adviser.

Pursuant to Rule 17a-7 under the 1940 Act, the S&P 500 Index, Russell 2000 Index and Active Stock Master Portfolios executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The Master Portfolios may invest in the shares of ETFs, including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)

S&P 500 Index
IMMF	17,466	9,773,121	9,737,359	53,228	$53,227,880	$1,062,156	$—

Russell 2000 Index
IMMF	3,772	1,061,310	1,060,365	4,717	4,716,886	118,988	—
iShares Russell 2000 Index Fund (a)	107	—	—	107	6,817,174	45,000	—

International Index
Barclays PLC	80	15	1	94	933,375	28,262	(212)
IMMF	856	91,602	91,663	795	795,007	9,552	—
iShares MSCI EAFE Index Fund (b)	33	15	15	33	1,715,825	—	160,712

LifePath Retirement
IMMF	1,282	152,066	152,351	997	996,847	16,250	—
iShares MSCI EAFE Index Fund (b)	291	65	6	350	18,349,440	—	13,594
iShares Russell 2000 Index Fund (a)	66	30	96	—	—	20,584	175,451
iShares S&P 500 Index Fund	—	33	33	—	—	—	(21,540)
iShares S&P MidCap 400 Index Fund (a)	64	46	—	110	7,506,435	27,711	—
iShares S&P SmallCap 600 Index Fund (b)	—	104	15	89	4,920,714	10,945	31,540

LifePath 2010
IMMF	3,359	395,848	394,302	4,905	4,904,805	41,586	—
iShares MSCI EAFE Index Fund (b)	1,080	210	—	1,290	67,603,480	—	—
iShares Russell 2000 Index Fund (a)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund	—	154	154	—	—	967	(10,231)
iShares S&P MidCap 400 Index Fund (a)	198	137	—	335	22,924,279	83,824	—
iShares S&P SmallCap 600 Index Fund (b)	—	315	60	265	14,573,367	34,204	136,138

(a) Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005. (b) Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)

LifePath 2020
IMMF	4,950	754,191	753,902	5,239	$5,239,466	$77,763	$—
iShares MSCI EAFE Index Fund (b)	2,133	639	—	2,772	145,239,278	—	—
iShares Russell 2000 Index Fund (a)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund	—	505	505	—	—	12,110	(504,884)
iShares S&P MidCap 400 Index Fund (a)	316	315	—	631	43,192,880	152,624	—
iShares S&P SmallCap 600 Index Fund (b)	—	588	84	504	27,751,593	61,705	182,863

LifePath 2030
IMMF	3,255	477,293	477,699	2,849	2,849,186	50,415	—
iShares MSCI EAFE Index Fund (b)	1,518	505	—	2,023	105,962,704	—	—
iShares Russell 2000 Index Fund (a)	222	137	359	—	—	73,731	582,191
iShares S&P 500 Index Fund	—	402	402	—	—	17,566	(243,072)
iShares S&P MidCap 400 Index Fund (a)	206	233	—	439	30,083,693	100,614	—
iShares S&P SmallCap 600 Index Fund (b)	—	394	60	334	18,395,937	41,325	130,170

LifePath 2040
IMMF	1,776	399,492	357,394	43,874	43,874,067	39,515	—
iShares MSCI EAFE Index Fund (b)	876	473	—	1,349	70,678,668	—	—
iShares Russell 2000 Index Fund (a)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund	—	555	555	—	—	7,411	(478,877)
iShares S&P MidCap 400 Index Fund (a)	124	228	—	352	24,078,297	64,339	—
iShares S&P SmallCap 600 Index Fund (b)	—	257	43	214	11,801,185	26,991	94,000

Active Stock
IMMF	4,370	456,502	456,589	4,283	4,282,808	50,179	—

CoreAlpha Bond
IMMF	92,515	17,114,950	17,093,077	114,388	114,387,882	1,908,138	—
(a) Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005. (b) Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.

BGFA made a reimbursement to the Russell 2000 Index Master Portfolio of $13,685 to compensate the Master Portfolio for a loss incurred in executing investment transactions.

Certain Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. Investment portfolio transactions

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

	U.S. Government Obligations		Other Securities

Master Portfolio	Purchases	Sales	Purchases	Sales
S&P 500 Index	$—	$—	$157,623,776	$199,689,231
Russell 2000 Index	—	—	57,623,492	42,156,187
International Index	—	—	25,250,191	3,503,550
LifePath Retirement	—	—	38,878,541	13,883,669
LifePath 2010	—	—	127,236,553	47,931,730
LifePath 2020	—	—	278,407,280	110,544,051
LifePath 2030	—	—	191,680,873	82,842,824
LifePath 2040	—	—	203,012,086	85,717,356
Active Stock	—	—	483,344,044	326,331,587
CoreAlpha Bond	475,744,904	402,641,784	176,207,506	130,361,165

For the six months ended June 30, 2005, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities, plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

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NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Financial highlights

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six months ended June 30, 2005 (Unaudited)		Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002		Year ended December 31, 2001	Year ended December 31, 2000
S&P 500 Index
Ratio of expenses to average net assets (a)	0.05%		0.05%	0.05%	0.05%		0.05%	0.05%
Ratio of net investment income to average net assets (a)	1.82%		1.91%	1.74%	1.57%		1.31%	1.22%
Portfolio turnover rate (b)	7%		14%	8%	12%		9%	10%
Total return	(0.82	)%(c)	10.82%	28.52%	(22.05)%		(11.96)%	(9.19)%
Russell 2000 Index
Ratio of expenses to average net assets (a)	0.10%		0.10%	0.10%	0.10%		0.10%	0.09	%(e)
Ratio of net investment income to average net assets (a)	1.35%		1.26%	1.26%	1.38%		1.45%	3.30	%(e)
Portfolio turnover rate (b)	19%		20%	48%	28%		46%	0	%(e)
Total return	(1.22	)%(c)(d)	18.44%	46.53%	(20.32)%		2.30%	(4.40	)%(c)(e)
International Index
Ratio of expenses to average net assets (a)	0.25%		0.25%	0.25%	0.25%		0.25%	0.25%
Ratio of net investment income to average net assets (a)	3.58%		2.05%	2.21%	1.92%		1.50%	1.47%
Portfolio turnover rate (b)	3%		39%	18%	20%		7%	45%
Total return	(1.22	)%(c)	20.19%	38.67%	(16.36	)%(d)	(21.35)%	(14.85)%

(a)    Annualized for periods of less than one year.

(b)    Portfolio turnover rate includes in-kind transactions, if any.

(c)    Not annualized.

(d)    The voluntary reimbursement made by the investment adviser to compensate the Master Portfolio for a loss incurred in executing investment transactions had no material impact on the total return for the period or year indicated.

(e)    Period from December 19, 2000 (commencement of operations) to December 31, 2000.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period ended June 30, 2005 (Unaudited)		Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002		Year ended February 28, 2001	Year ended February 29, 2000
LifePath Retirement
Ratio of expenses to average net assets (c) (d)	0.31%		0.31%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees (c) (i)	0.65%		0.60%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c) (d)	2.96%		2.46%		2.27%	2.98%		3.73	%(h)	4.40%	4.03%
Ratio of net investment income to average net assets prior to waived fees (c) (i)	2.62%		2.17%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	7%		138	%(g)	29%	56%		116%		58%	55%
Total return	1.62	%(f)	6.85%		12.45%	(1.36	)%(f)	2.68%		6.56%	5.22%
LifePath 2010
Ratio of expenses to average net assets (c) (d)	0.30%		0.30%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees (c) (i)	0.64%		0.59%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c) (d)	2.62%		2.32%		2.12%	2.49%		3.11	%(h)	3.49%	3.20%
Ratio of net investment income to average net assets prior to waived fees (c) (i)	2.28%		2.03%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	9%		130	%(g)	23%	72%		86%		54%	49%
Total return	1.46	%(f)	7.88%		16.16%	(6.43	)%(f)	(0.70)%		2.13%	8.32%
LifePath 2020
Ratio of expenses to average net assets (c) (d)	0.28%		0.29%		0.35%	0.35%		0.44%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees (c) (i)	0.62%		0.57%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c) (d)	2.12%		2.05%		2.04%	2.14%		2.23	%(h)	2.38%	2.27%
Ratio of net investment income to average net assets prior to waived fees (c) (i)	1.78%		1.77%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	14%		140	%(g)	23%	67%		86%		39%	43%
Total return	1.05	%(f)	9.77%		21.11%	(10.18	)%(f)	(4.99)%		(3.14)%	11.24%

(a)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)    For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.

(c)    Annualized for periods of less than one year.

(d)    Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

(e)    Portfolio turnover rates include in-kind transactions, if any.

(f)    Not annualized.

(g)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(h)    Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.

(i)    Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period ended June 30, 2005 (Unaudited)		Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002		Year ended February 28, 2001	Year ended February 29, 2000
LifePath 2030
Ratio of expenses to average net assets (c) (d)	0.27%		0.28%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees (c) (i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c) (d)	1.71%		1.93%		1.98%	1.81%		1.74	%(h)	1.72%	1.72%
Ratio of net investment income to average net assets prior to waived fees (c) (i)	1.38%		1.65%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	17%		138	%(g)	32%	68%		53%		27%	26%
Total return	0.85	%(f)	11.28%		24.36%	(13.05	)%(f)	(7.82)%		(5.59)%	13.44%
LifePath 2040
Ratio of expenses to average net assets (c) (d)	0.26%		0.28%		0.35%	0.35%		0.49%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees (c) (i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c) (d)	1.42%		1.74%		1.86%	1.57%		1.13	%(h)	0.90%	0.99%
Ratio of net investment income to average net assets prior to waived fees (c) (i)	1.08%		1.46%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	31%		147	%(g)	29%	62%		15%		20%	29%
Total return	0.66	%(f)	11.93%		28.14%	(15.63	)%(f)	(10.48)%		(10.41)%	16.41%
Active Stock
Ratio of expenses to average net assets (c)	0.35%		0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c)	1.43%		1.57%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	34%		70%		n/a	n/a		n/a		n/a	n/a
Total return	1.36	%(f)	10.40	%(g)	n/a	n/a		n/a		n/a	n/a
CoreAlpha Bond
Ratio of expenses to average net assets (c)	0.35%		0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets (c)	4.04%		3.08%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate (e)	80%		313%		n/a	n/a		n/a		n/a	n/a
Total return	2.17	%(f)	1.30	%(g)	n/a	n/a		n/a		n/a	n/a

(a)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)    For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.

(c)    Annualized for periods of less than one year.

(d)    Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

(e)    Portfolio turnover rates include in-kind transactions, if any.

(f)    Not annualized.

(g)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(h)    Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.

(i)    Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent, and Quality of Services Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the LifePath Master Portfolios had met their investment objectives consistently over time and that the Active Stock and CoreAlpha Bond Master Portfolios have met their investment objectives since their more recent inception. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

Master Portfolios’ Expenses and Performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the LifePath Master Portfolios generally performed in line with the funds in their Lipper Peer Group over relevant periods, while the Active Stock Master Portfolio generally performed better than its Lipper Peer Group over its relatively short-term “since inception” period. The Board also noted that the CoreAlpha Bond Master Portfolio generally underperformed its Lipper Peer Group over its relatively short-term “since inception” period; however, the Board further noted that for a similar period, the CoreAlpha Bond Master Portfolio generally performed in line with its benchmark. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were the lowest of the advisory fee rates and overall expenses of the funds in their Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees charged by BGFA and/or BGI to the funds in which the LifePath Master Portfolios invest. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for each of the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services Provided to Master Portfolios and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Russell 2000, and S&P 500 Index Master Portfolios do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Russell 2000, and S&P 500 Index Master Portfolios. The Board also noted that the Advisory Contract for the International Index Master Portfolio provides for a breakpoint in the investment advisory fee rate as a result of increases in the International Index Master Portfolio’s asset levels; however the Board in addition noted that the International Index Master Portfolio’s asset levels do not currently meet the first breakpoint under its Advisory Contract. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were lower than the investment management fee rates for the collective funds and within the range of the investment advisory fee rates for other funds registered under the 1940 Act. The Board noted that the investment advisory fee rates under the Advisory Contracts for the Active Stock, CoreAlpha Bond, International Index, S&P 500 and Russell 2000 Index Master Portfolios were the same as or within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

Presorted Standard
U.S. Postage
PAID
Chicago, IL
PERMIT NO. 6065

NOT FDIC INSURED	• May lose value • No bank guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

Mutual Funds.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

120-6345 b.4-CH

8-2005
Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of ten series of Master Investment Portfolio (MIP) in which certain series of the registrant invest. MIP is unaffiliated with registrant and registrant has no control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 9/2/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 9/2/2005

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 9/2/2005